   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 30, 1998

                                         REGISTRATION NOS. 811-6241 AND 33-39133

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               ----------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                                    UNDER
                          THE SECURITIES ACT OF 1933
                                                                   [X]

                         PRE-EFFECTIVE AMENDMENT NO.               [_]

                        POST-EFFECTIVE AMENDMENT NO. 17            [X]

                                     AND
                            REGISTRATION STATEMENT
                   UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]


                                AMENDMENT NO. 19                   [X]
                        (CHECK APPROPRIATE BOX OR BOXES)
                                ----------------

                              LOOMIS SAYLES FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                     ONE FINANCIAL CENTER, BOSTON, MA 02111
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (617) 482-2450

                     NAME AND ADDRESS OF AGENT FOR SERVICE
                     -------------------------------------
                               SHEILA M. BARRY
                        LOOMIS, SAYLES & COMPANY, L.P.
                             ONE FINANCIAL CENTER
                              BOSTON, M.A. 02111

                                WITH A COPY TO
                                --------------
                            TRUMAN S. CASNER, ESQ.
                                 ROPES & GRAY
                           ONE INTERNATIONAL PLACE
                               BOSTON, MA 02110

  It is proposed that this filing will become effective (check appropriate box)

  [_]immediately upon filing pursuant to paragraph (b)

  [X]on December 30, 1998 pursuant to paragraph (b)

  [_]60 days after filing pursuant to paragraph (a)(2)

  [_]on [date] pursuant to paragraph (a)(1)

  [_]75 days after filing pursuant to paragraph (a)(2)

  [_]on [date] pursuant to paragraph (a)(2) of Rule 485

  If appropriate, check the following box:

  [_]This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                              LOOMIS SAYLES FUNDS

                             Cross Reference Sheet

                          Items required by Form N-1A

PART A

Item
No.  Registration Statement Caption       Caption in Prospectus
1.   Cover Page                           Cover Page

2.   Synopsis                             Summary of Expenses

3.   Condensed Financial Information      Financial Highlights

4.   General Description of               Cover Page; The Trust; Investment Objectives and
     Registrant                           Policies; More Information About the Funds'
                                          Investments and Risk Considerations

5.   Management of the Fund               Cover Page; The Trust; The Funds' Investment
                                          Adviser; Fund Expenses; Portfolio Transactions;
                                          Back Cover

5A.  Management's Discussion of           More Information about the Funds' Investments and
     Fund Performance                     Risk Considerations; Performance Information

6.   Capital Stock and Other Securities   The Trust; Shareholder Services; Dividends, Capital
                                          Gain Distributions and Taxes

7.   Purchase of Securities Being         How to Purchase Shares; Shareholder Services
     Offered

8.   Redemption or Repurchase             How to Redeem Shares

9.   Pending Legal Proceedings            Not Applicable

PART B

Item
No.  Registration Statement Caption       Caption in Statement of Additional Information
10.  Cover Page                           Cover Page

11.  Table of Contents                    Table of Contents

12.  General Information and History      Not Applicable

13.  Investment Objectives and Policies   Investment Objectives, Policies and Restrictions

14.  Management of the Fund               Management of the Trust

15.  Control Persons and Principal        Management of the Trust
     Holders of Securities

16.  Investment Advisory and Other        Investment Advisory and Other Services
     Services

17.  Brokerage Allocation and Other       Portfolio Transactions and Brokerage
     Practices

18.  Capital Stock and Other Securities   How to Redeem Shares (Prospectus); Redemptions;
                                          Dividends, Capital Gain Distributions and Taxes
                                          (Prospectus); Income Dividends, Capital Gain
                                          Distributions and Tax Status; Description of the
                                          Trust

19.  Purchase, Redemption and Pricing     How to Purchase Shares (Prospectus); Shareholder
     of Securities Being Offered          Services; How to Redeem Shares (Prospectus);
                                          Redemptions; Net Asset Value and Public Offering
                                          Price

20.  Tax Status                           Dividends, Capital Gain Distributions and Taxes
                                          (Prospectus); Income Dividends, Capital Gain
                                          Distributions and Tax Status

21.  Underwriters                         Not Applicable

22.  Calculations of Performance Data     Calculation of Yield and Total Return; Performance
                                          Data

23.  Financial Statements                 Financial Statements

PART C

The information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

This Post-Effective Amendment relates solely to the Loomis Sayles Bond Fund, Loomis Sayles Core Value Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Growth Fund, Loomis Sayles High Yield Fund, Loomis Sayles Intermediate Maturity Bond Fund, Loomis Sayles International Equity Fund, Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Mid-Cap Growth Fund, Loomis Sayles Mid-Cap Value Fund, Loomis Sayles Municipal Bond Fund, Loomis Sayles Short-Term bond Fund, Loomis Sayles Small Cap Growth Fund, Loomis Sayles Small Cap Value Fund, Loomis Sayles Strategic Value Fund, Loomis Sayles U.S. Government Securities Fund and Loomis Sayles Worldwide Fund, each a series of Loomis Sayles Funds. Information contained in the Registrant's Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

[LOGO OF LOOMIS SAYLES FUNDS APPEARS HERE]

 ONE FINANCIAL CENTER . BOSTON, MASSACHUSETTS 02111 . (800) 633-3330

THE LOOMIS SAYLES FUNDS



  LOOMIS SAYLES HIGH YIELD FUND



     INSTITUTIONAL CLASS

     RETAIL CLASS

  LOOMIS SAYLES U.S. GOVERNMENT SECURITIES FUND

     INSTITUTIONAL CLASS

PROSPECTUS
                                                           JANUARY 1, 1999

LOOMIS SAYLES HIGH YIELD FUND

LOOMIS SAYLES U.S. GOVERNMENT SECURITIES FUND

  Loomis Sayles High Yield Fund and Loomis Sayles U.S. Government Securities Fund (the "Funds" and each a "Fund"), each a series of Loomis Sayles Funds, are separately managed, no-load mutual funds, each of which has its own investment objective and policies. Loomis, Sayles & Company, L.P. ("Loomis Sayles") is the investment adviser of each Fund.

  This Prospectus concisely describes the information that an investor should know before investing in the Institutional Class shares of either Fund, and the Retail Class shares of the High Yield Fund. Please read it carefully and keep it for future reference. A Statement of Additional Information (SAI) dated January 1, 1999, as revised from time to time, is available free of charge; write to Loomis Sayles Distributors, L.P. (the "Distributor"), One Financial Center, Boston, Massachusetts 02111 or telephone 800-633-3330. The SAI, which contains more detailed information about the Funds, has been filed with the Securities and Exchange Commission (the "SEC") and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the Prospectus).

                                            For all other information about
  For information about:                    the Funds:
   .Establishing an account                 CALL 800-633-3330
   .Account procedures and status
   .Exchanges
   .Shareholder services
  CALL 800-626-9390


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  THE LOOMIS SAYLES HIGH YIELD FUND WILL NORMALLY INVEST AT LEAST 65% OF ITS TOTAL ASSETS IN LOWER-RATED SECURITIES, COMMONLY KNOWN AS "JUNK BONDS" AND MAY INVEST SUBSTANTIALLY ALL OF ITS ASSETS IN SUCH SECURITIES. INVESTMENTS OF THIS TYPE ARE SUBJECT TO A GREATER RISK OF LOSS OF PRINCIPAL AND NON-PAYMENT OF INTEREST. INVESTORS SHOULD ASSESS CAREFULLY THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE LOOMIS SAYLES HIGH YIELD FUND. SEE "MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS AND RISK CONSIDERATIONS--LOWER RATED FIXED INCOME SECURITIES" AND "APPENDIX A."

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
SUMMARY OF EXPENSES.......................................................   3
FINANCIAL HIGHLIGHTS......................................................   5
THE TRUST.................................................................   8
INVESTMENT OBJECTIVES AND POLICIES........................................   8
MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS AND RISK CONSIDERATIONS.....   9
THE FUNDS' INVESTMENT ADVISER.............................................  20
FUND EXPENSES.............................................................  20
PORTFOLIO TRANSACTIONS....................................................  21
HOW TO PURCHASE SHARES....................................................  21
SHAREHOLDER SERVICES......................................................  24
HOW TO REDEEM SHARES......................................................  25
CALCULATION OF PERFORMANCE INFORMATION....................................  27
DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES...........................  27
APPENDIX A
  DESCRIPTION OF BOND RATINGS.............................................  29

                              SUMMARY OF EXPENSES
           (FOR AN INSTITUTIONAL CLASS SHARE OF EACH INDICATED FUND)

  The following information is provided as an aid in understanding the various expenses that an investor in a Fund will bear indirectly. The information below is based on expenses for the Funds' most recent fiscal year, and should not be considered a representation of past or future expenses, as actual expenses may be greater or less than those shown. Also, the 5% annual return assumed in the Example should not be considered a representation of investment performance, as actual performance will vary.

                                                                          U.S.
                                                                HIGH   GOVERNMENT
                                                                YIELD  SECURITIES
                                                                FUND      FUND
                                                                -----  ----------
 Shareholder Transaction Expenses:
 Maximum Sales Load Imposed on Purchases (as % of offering
  price)......................................................  none      none
 Maximum Sales Load Imposed on Reinvested Dividends (as % of
  offering price).............................................  none      none
 Maximum Deferred Sales Load (as % of original purchase price
  or redemption proceeds).....................................  none      none
 Redemption Fees/1............................................  2.00%     none
 Exchange Fees................................................  none      none
 Annual Fund Operating Expenses (as a percentage of average
  net assets):
 Management Fees..............................................   .60%      .30%
 12b-1 Fees...................................................  none      none
 Other Operating Expenses (after expense reimbursements where
  indicated)..................................................   .15%/2/   .20%/2/
 Total Fund Operating Expenses (after expense reimbursements
  where indicated)............................................   .75%/2/   .50%/2/
 Example:
 An investor would pay the following expenses on a $1,000
  investment assuming a 5% annual return (with or without a
  redemption at the end of each time period):
 One Year.....................................................  $  8      $  6
 Three Years..................................................  $ 24      $ 19
 Five Years...................................................  $ 42      $ 33
 Ten Years....................................................  $ 93      $ 75

-----------

/1/ A $5 charge applies to any wire transfer of redemption proceeds from each Fund. A 2.00% redemption fee applies with respect to shares of the High Yield Fund redeemed within one (1) year of purchase. Loomis Sayles may, in its discretion, waive redemption fees on shares of the High Yield Fund as set forth under the heading "How to Redeem Shares" if it determines that there are minimal brokerage and transaction costs incurred in connection with the redemption.

/2/ Loomis Sayles has voluntarily agreed, for an indefinite period, to limit the Funds' Total Operating Expenses to the percentages of net assets shown in the table. Without this agreement, Other Operating Expenses and Total Operating Expenses would have been 1.82% and 2.42%, respectively, for the High Yield Fund, 0.67% and 0.97%, respectively, for the U.S. Government Securities Fund.

                              SUMMARY OF EXPENSES

            (FOR A RETAIL CLASS SHARE OF THE HIGH YIELD FUND)

  The following information is provided as an aid in understanding the various expenses that an investor in the Fund will bear indirectly. The information is based on expenses for the Funds' most recent fiscal year, and should not be considered a representation of past or future expenses, as actual expenses may be greater or less than those shown. Also, the 5% annual return assumed in the Example should not be considered a representation of investment performance, as actual performance will vary.

                                                                     HIGH YIELD
                                                                        FUND
                                                                     ----------
Shareholder Transaction Expenses:
 Maximum Sales Load Imposed on Purchases (as % of offering price)...    none
 Maximum Sales Load Imposed on Reinvested Dividends (as % of
   offering price)..................................................    none
 Maximum Deferred Sales Load (as % of original purchase price or
   redemption proceeds).............................................    none
 Redemption Fees/1..................................................    2.00%
 Exchange Fees......................................................    none
Annual Fund Operating Expenses (as a percentage of average
  net assets):
 Management Fees....................................................     .60%
 12b-1 Fees.........................................................     .25%
 Other Operating Expenses (after expense reimbursements where
   indicated).......................................................     .15%/2/
 Total Fund Operating Expenses (after expense reimbursements where
   indicated).......................................................    1.00%/2/
Example:
An investor would pay the following expenses on a $1,000 investment assuming a 5% annual return (with or without a redemption at the end of each time period):
 One Year...........................................................    $ 10
 Three Years........................................................    $ 32
 Five Years.........................................................    $ 55
 Ten Years..........................................................    $122

-----------

/1/ A $5 charge applies to any wire transfer of redemption proceeds from any Fund. A 2.00% redemption fee applies with respect to shares of the High Yield Fund redeemed within one (1) year of purchase. Loomis Sayles may, in its discretion, waive redemption fees on shares of the High Yield Fund as set forth under the heading "How to Redeem Shares" if it determines that there are minimal brokerage and transaction costs incurred in connection with the redemption.

/2/ Loomis Sayles has voluntarily agreed, for an indefinite period, to limit the Fund's Total Operating Expenses to the percentages of average net assets shown in the table. Without this agreement, Other Operating Expenses (including 12b-1 fees) and Total Operating Expenses would have been 2.07% and 2.67%.

                             FINANCIAL HIGHLIGHTS
           (FOR AN INSTITUTIONAL CLASS SHARE OF EACH INDICATED FUND
                 OUTSTANDING THROUGHOUT THE INDICATED PERIODS)

  The financial highlights tables that follow have been audited by PricewaterhouseCoopers LLP, independent accountants. The following information should be read in conjunction with the financial highlights, financial statements and the notes thereto contained in the Funds' 1998 Annual Report, which is incorporated by reference in this Prospectus and the Statement of Additional Information.

                                                HIGH YIELD FUND--INSTITUTIONAL
                                                             CLASS
                                               ---------------------------------
                                                   NINE                SEP. 11**
                                               MONTHS ENDED YEAR ENDED    TO
                                                SEPT. 30*,   DEC. 31,  DEC. 31,
                                                   1998        1997      1996
                                               ------------ ---------- ---------
Net asset value, beginning of period.........     $10.12      $10.11    $10.00
                                                  ------      ------    ------
Income from investment operations--
 Net investment income (loss)................       0.78 ++     0.83      0.20
 Net realized and unrealized gain (loss) on
  investments................................      (2.28)       0.27      0.11
                                                  ------      ------    ------
 Total from investment operations............      (1.50)       1.10      0.31
                                                  ------      ------    ------
Less distributions--
 Dividends from net investment income........      (0.46)      (0.86)    (0.20)
 Distributions from net realized capital
  gains......................................       0.00       (0.26)     0.00
                                                  ------      ------    ------
 Total distributions.........................      (0.46)      (1.12)    (0.20)
                                                  ------      ------    ------
 Redemption Fees.............................       0.01        0.03      0.00
                                                  ------      ------    ------
Net asset value, end of period...............     $ 8.17      $10.12    $10.11
                                                  ======      ======    ======
Total return (%)***..........................      (15.6)+++    11.4       3.1
Net assets, end of period (000)..............     $6,624      $5,266    $1,939
Ratio of operating expenses to average net
 assets (%)****..............................       0.75 +      0.75      0.75+
Ratio of net investment income to average net
 assets (%)..................................      10.54 +      8.96      8.85+
Portfolio turnover rate (%)..................         33+++       68         0
Without giving effect to voluntary expense
 limitations:
 The ratio of operating expenses to average
  net assets would have been (%).............       2.42 +      3.81     12.06+
 Net investment income per share would have
  been.......................................     $ 0.65 ++   $ 0.54    $(0.05)

-----------

   * The Fund's fiscal year-end changed to September 30 from December 31.

  ** Commencement of investment operations.

 *** Total returns would have been lower had the adviser not reduced its advisory fee and/or borne other operating expenses.

**** The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses would have been higher.
   + Computed on an annualized basis.

  ++ Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

 +++ Periods less than one year are not annualized.

                                 U.S. GOVERNMENT SECURITIES FUND--INSTITUTIONAL CLASS
                          -------------------------------------------------------------------------
                             NINE
                            MONTHS                                                         MAY 21**
                            ENDED                  YEAR ENDED DEC. 31,                        TO
                          SEPT. 30*, ----------------------------------------------------  DEC. 31,
                             1998     1997     1996     1995     1994     1993     1992      1991
                          ---------- -------  -------  -------  -------  -------  -------  --------
Net asset value,
 beginning of period....   $ 10.70   $ 10.08  $ 10.64  $  9.22  $ 10.53  $ 10.45  $ 10.77   $10.00
                           -------   -------  -------  -------  -------  -------  -------   ------
Income from investment
 operations--
 Net investment income..      0.43      0.63     0.68     0.66     0.64     0.64     0.64     0.40
 Net realized and
  unrealized gain (loss)
  on investments........      0.58      0.61    (0.57)    1.42    (1.30)    1.00     0.27     1.11
                           -------   -------  -------  -------  -------  -------  -------   ------
 Total from investment
  operations............      1.01      1.24     0.11     2.08    (0.66)    1.64     0.91     1.51
                           -------   -------  -------  -------  -------  -------  -------   ------
Less distributions--
 Dividends from net
  investment income.....     (0.30)    (0.62)   (0.67)   (0.66)   (0.65)   (0.65)   (0.59)   (0.40)
 Distributions from net
  realized capital
  gains.................      0.00      0.00     0.00     0.00     0.00    (0.91)   (0.64)   (0.34)
                           -------   -------  -------  -------  -------  -------  -------   ------
 Total distributions....     (0.30)    (0.62)   (0.67)   (0.66)   (0.65)   (1.56)   (1.23)   (0.74)
                           -------   -------  -------  -------  -------  -------  -------   ------
Net asset value, end of
 period.................   $ 11.41   $ 10.70  $ 10.08  $ 10.64  $  9.22  $ 10.53  $ 10.45   $10.77
                           =======   =======  =======  =======  =======  =======  =======   ======
Total return (%)***.....       9.6++    12.7      1.3     23.0     (6.3)    15.7      8.8     15.3
Net assets, end of
 period (000)...........   $29,246   $17,668  $14,192  $19,499  $17,341  $18,317  $10,899   $6,248
Ratio of operating
 expenses to average net
 assets (%)****.........      0.60+     0.60     1.00     1.00     1.00     1.00     1.00     1.00+
Ratio of net investment
 income to average net
 assets (%).............      5.61+     6.29     6.23     6.47     6.60     5.95     6.54     7.01+
Portfolio turnover rate
 (%)....................        84++     156      137      169      242      277      344      273
Without giving effect to
 voluntary expense
 limitations:
 The ratio of operating
  expenses to average
  net assets would have
  been (%)..............      0.97+     1.23     1.19     1.22     1.22     1.29     2.01     2.39+
 Net investment income
  per share would have
  been..................   $  0.40   $  0.57  $  0.66  $  0.64  $  0.62  $  0.61  $  0.54   $ 0.32

-----------

   * The Fund's fiscal year-end changed to September 30 from December 31.

  ** Commencement of operations.

 *** Total returns would have been lower had the adviser not reduced its advisory fee and/or borne other operating expenses.

**** The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses would have been higher.

   + Computed on an annualized basis.

  ++ Periods less than one year are not annualized.

                             FINANCIAL HIGHLIGHTS

             (FOR A RETAIL CLASS SHARE OF THE HIGH YIELD FUND
                 OUTSTANDING THROUGHOUT THE INDICATED PERIODS)

  The financial highlights that follow have been audited by Pricewaterhouse-Coopers LLP, independent accountants. The information should be read in conjunction with the financial highlights, financial statements and the notes thereto contained in the Funds' 1998 Annual Report, which is incorporated by reference in this Prospectus and the Statement of Additional Information.

                                                            HIGH YIELD FUND--
                                                              RETAIL CLASS
                                                          ----------------------
                                                             NINE
                                                            MONTHS      JAN. 2**
                                                            ENDED          TO
                                                          SEPT. 30*,    DEC. 31,
                                                             1998         1997
                                                          ----------    --------
Net asset value, beginning of period....................    $10.12       $10.11
                                                            ------       ------
Income from investment operations--
 Net investment income (loss)...........................      0.75***      0.85***
 Net realized and unrealized gain (loss) on
  investments...........................................     (2.27)        0.23
                                                            ------       ------
 Total from investment operations.......................     (1.52)        1.08
                                                            ------       ------
Less distributions--
 Dividends from net investment income...................     (0.45)       (0.84)
 Distributions from net realized capital gains..........      0.00        (0.26)
                                                            ------       ------
 Total distributions....................................     (0.45)       (1.10)
                                                            ------       ------
Redemption Fees.........................................      0.01         0.03
                                                            ------       ------
Net asset value, end of period..........................    $ 8.16       $10.12
                                                            ======       ======
Total return (%)****....................................     (15.8)+++     11.2
Net assets, end of period (000).........................    $4,020       $3,141
Ratio of operating expenses to average net assets (%)+..      1.00++       1.00++
Ratio of net investment income to average net assets
 (%)....................................................     10.17++       8.75++
Portfolio turnover rate (%).............................        33+++        68
Without giving effect to voluntary expense limitations:
 The ratios of operating expenses to average net assets
  would have been (%)...................................      2.67++       4.79++
 Net investment income per share would have been........    $ 0.63***    $ 0.48***

-----------

   *  The Fund's fiscal year-end changed to September 30 from December 31.

  **  Commencement of investment operations.

 *** Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

**** Total returns would have been lower had the adviser not reduced its advisory fee and/or borne other operating expenses.
   + The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses would have been higher.
  ++  Computed on an annualized basis.

 +++  Periods less than one year are not annualized.

NOTE: Further information about each Fund's performance is contained in the Funds' annual report to shareholders, which may be obtained without charge.

                                   THE TRUST

  Each Fund is a series of Loomis Sayles Funds (the "Trust"). The Trust is a diversified open-end management investment company organized as a Massachusetts business trust on February 20, 1991. The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest in multiple series. Shares are freely transferable and entitle shareholders to receive dividends as determined by the Trust's board of trustees and to cast a vote for each share held at shareholder meetings. The Trust does not generally hold shareholder meetings and will do so only when required by law. Shareholders may call meetings to consider removal of the Trust's trustees.

                      INVESTMENT OBJECTIVES AND POLICIES

LOOMIS SAYLES HIGH YIELD FUND

  The Fund's investment objective is high total investment return through a combination of current income and capital appreciation.

  The Fund seeks to achieve its objective by normally investing substantially all of its assets in fixed income securities, although up to 20% of its total assets may be invested in preferred stocks and up to 10% of its total assets may be invested in common stocks. The fixed income securities in which the Fund may invest include corporate securities, U.S. Government Securities, commercial paper, zero coupon securities, mortgage-backed securities, CMOs, asset-backed securities, when-issued securities, real estate investment trusts ("REITs"), Rule 144A securities, repurchase agreements and convertible securities. The Fund may engage in options and futures transactions, repurchase transactions, foreign currency hedging transactions and swap transactions. The Fund may invest any portion of its assets in securities of Canadian issuers and up to 50% of its total assets in the securities of other foreign issuers.

  The Fund will normally invest at least 65% of its total assets in fixed income securities of below investment grade quality (commonly referred to as "junk bonds").

  The percentages of the Fund's assets invested as of September 30, 1998, in securities assigned to the various rating categories by Standard & Poor's and Moody's Investors Service, Inc. ("Moody's") at the time of purchase or, if unrated, determined by Loomis Sayles to be of comparable quality, were as follows:

                                                                STANDARD
                                                                & POOR'S MOODY'S
                                                                -------- -------
   AAA/Aaa.....................................................
   AA/Aa.......................................................
   A/A.........................................................
   BBB/Baa.....................................................
   BB/Ba.......................................................
   B/B.........................................................
   CCC/Caa.....................................................
   C/Ca........................................................
   D...........................................................

LOOMIS SAYLES U.S. GOVERNMENT SECURITIES FUND

  The Fund's investment objective is high total investment return through a combination of current income and capital appreciation.

  The Fund seeks to achieve its objective by investing substantially all its assets in U.S. Government Securities and in certificates representing undivided interests in the interest or principal of U.S. Treasury securities. At least 65% of the Fund's total assets will normally be invested in U.S. Government Securities.

ALL FUNDS

  For temporary defensive purposes, each Fund may invest any portion of its assets in fixed income securities, cash or any other securities deemed appropriate by Loomis Sayles.

  Except for each Fund's investment objective, and any investment policies that are identified as "fundamental," all of the investment policies of each Fund may be changed without a vote of Fund shareholders.

                 MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS
                            AND RISK CONSIDERATIONS

DEBT AND OTHER FIXED INCOME SECURITIES

  Each of the Funds may invest in fixed income securities of any maturity. Fixed income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed income securities include securities issued by federal, state, local and foreign governments and related agencies, and by a wide range of private issuers. Because interest rates vary, it is impossible to predict the income of a Fund that invests in fixed income securities for any particular period. The net asset value of such a Fund's shares will vary as a result of changes in the value of the securities in the Fund's portfolio.

  Fixed income securities are subject to market and credit risk. Market risk relates to changes in a security's value as a result of changes in interest rates generally. In general, the values of fixed income securities increase when prevailing interest rates fall and decrease when interest rates rise. Credit risk relates to the ability of the issuer to make payments of principal and interest.

U.S. GOVERNMENT SECURITIES

  U.S. Government Securities have different kinds of government support. For example, some U.S. Government Securities, such as U.S. Treasury bonds, are supported by the full faith and credit of the United States, whereas certain other U.S. Government Securities issued or guaranteed by federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States.

  Although U.S. Government Securities generally do not involve the credit risks associated with other types of fixed income securities, the market values of U.S. Government Securities do go up and down as interest rates change. Thus, for example, the value of an investment in a Fund that holds U.S. Government Securities may fall during times of rising interest rates. Yields on U.S. Government Securities tend to be lower than those on corporate securities of comparable maturities.

  Some U.S. Government Securities, such as Government National Mortgage Association Certificates ("GNMA"), are known as "mortgage-backed" securities. Interest and principal payments on the mortgages underlying mortgage-backed U.S. Government Securities are passed through to the holders of the security. If a Fund purchases mortgage-backed securities at a discount or a premium, the Fund will recognize a gain or loss when the payments of principal, through prepayment or otherwise, are passed through to the Fund and, if the payment occurs in a period of falling interest rates, the Fund may not be able to reinvest the payment at as favorable an interest rate. As a result of these principal prepayment features, mortgage-backed securities are generally more volatile investments than many other fixed income securities.

  In addition to investing directly in U.S. Government Securities, the Funds may purchase certificates of accrual or similar instruments ("strips") evidencing undivided ownership interests in interest payments or principal payments, or both, in U.S. Government Securities. These investment instruments may be highly volatile.

TAX EXEMPT SECURITIES

  Issuers of tax exempt securities may make interest and principal payments from money raised through a variety of sources, including (1) the issuer's general taxing power, (2) a specific type of tax, such as a property tax, or
(3) a particular facility or project, such as a highway. The ability of an issuer of tax exempt bonds to make these payments could be affected by litigation, legislation or other political events, or the bankruptcy of the issuer. The interest on tax exempt securities issued after August 15, 1986 is retroactively taxable from the date of issuance if the issuer does not comply with certain requirements concerning the use of bond proceeds and the application of earnings on bond proceeds.

LOWER RATED FIXED INCOME SECURITIES

  The High Yield Fund may invest a portion of its assets in securities rated below investment grade (commonly referred to as "junk bonds"). The Fund will normally invest at least 65% of its total assets in such securities. For purposes of the foregoing percentages, a security will be treated as being of investment grade quality if at the time a Fund acquires it at least one major rating agency has rated the security in its top four rating categories (even if another such agency has issued a lower rating), or if the security is unrated but Loomis Sayles determines it to be of investment grade quality. Lower rated fixed income securities generally provide higher yields, but are subject to greater credit and market risk, than higher quality fixed income securities. Lower rated fixed income securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of a Fund investing in lower rated fixed income securities may be more dependent on Loomis Sayles' own credit analysis than is the case with higher quality bonds. The market for lower rated fixed income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower rated fixed income securities. This lack of liquidity at certain times may affect the values of these securities and may make the evaluation and sale of these securities more difficult. Securities in the lowest rating categories may be in poor standing or in default. Securities in the lowest investment grade category (BBB or Baa) have some speculative characteristics.

  For more information about the ratings services' descriptions of the various rating categories, see Appendix A.

COMMON STOCKS AND OTHER EQUITY SECURITIES

  Common stocks and similar equity securities, such as warrants and convertibles, are volatile and more risky than some other forms of investment. The value of an investment in a Fund that invests in equity securities may sometimes decrease. Equity securities of companies with relatively small market capitalization may be more volatile than the securities of larger, more established companies and than the broad equity market indexes.

ZERO COUPON SECURITIES

  Each Fund may invest in "zero coupon" fixed income securities. These securities accrue interest at a specified rate, but do not pay interest in cash on a current basis. A Fund investing in zero coupon securities is required to distribute the income on these securities to Fund shareholders as the income accrues, even though the Fund is not receiving the income in cash on a current basis. Thus the Fund may have to sell other investments to obtain cash to make income distributions at times when Loomis Sayles would not otherwise deem it advisable to do so. The market value of zero coupon securities is often more volatile than that of non-zero coupon fixed income securities of comparable quality and maturity.

MORTGAGE-BACKED SECURITIES

  Each Fund may invest in mortgage-backed securities, such as GNMA or Fannie Mae certificates, which differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if a Fund purchases these assets at a premium, a faster-than-expected prepayment rate will reduce yield to maturity, and a slower-than-expected prepayment rate will increase yield to maturity. If a Fund purchases mortgage-backed securities at a discount, faster-than-expected prepayments will increase, and slower-than-expected prepayments will reduce, yield to maturity. Prepayments, and resulting amounts available for reinvestment by the Fund, are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates. Accelerated prepayments on securities purchased at a premium may result in a loss of principal if the premium has not been fully amortized at the time of prepayment. Although these securities will decrease in value as a result of increases in interest rates generally, they are likely to appreciate less than other fixed-income securities when interest rates decline because of the risk of prepayments.

STRIPPED MORTGAGE-BACKED SECURITIES

  Each Fund may invest in interest-only and principal-only classes of mortgage-backed securities ("IOs" and "POs"). The yield to maturity on an IO or PO is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurably adverse effect on a Fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IOs experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.

  The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting a Fund's ability to buy or sell those securities at any particular time.

COLLATERALIZED MORTGAGE OBLIGATIONS

  Each Fund may invest in CMOs. A CMO is a security backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. CMOs may be issued either by U.S. Government instrumentalities or by non-governmental entities. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMOs first to mature generally will be retired prior to its maturity. As with other mortgage-backed securities, the early retirement of a particular class or series of CMOs held by a Fund could involve the loss of any premium the Fund paid when it acquired the investment and could result in the Fund's reinvesting the proceeds at a lower interest rate than the retired CMO paid. Because of the early retirement feature, CMOs may be more volatile than many other fixed-income investments.

ASSET-BACKED SECURITIES

  The High Yield Fund may invest in asset-backed securities. Through the use of trusts and special purpose corporations, automobile and credit card receivables are securitized in pass-through structures similar to mortgage pass-through structures or in a pass-through structure similar to the CMO structure. Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, the Fund will ordinarily reinvest the prepaid amounts in securities the yields of which reflect interest rates prevailing at the time.

Therefore, the Fund's ability to maintain a portfolio that includes high-yielding asset-backed securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities that have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss.

WHEN-ISSUED SECURITIES

  Each Fund may purchase securities on a "when-issued" basis. This means that the Fund will enter into a commitment to buy the security before the security has been issued. The Fund's payment obligation and the interest rate on the security are determined when the Fund enters into the commitment. The security is typically delivered to the Fund 15 to 120 days later. No interest accrues on the security between the time the Fund enters into the commitment and the time the security is delivered. If the value of the security being purchased falls between the time a Fund commits to buy it and the payment date, the Fund may sustain a loss. The risk of this loss is in addition to the Fund's risk of loss on the securities actually in its portfolio at the time. In addition, when the Fund buys a security on a when-issued basis, it is subject to the risk that market rates of interest will increase before the time the security is delivered, with the result that the yield on the security delivered to the Fund may be lower than the yield available on other, comparable securities at the time of delivery. If a Fund has outstanding obligations to buy when-issued securities, it will maintain liquid assets in a segregated account at its custodian bank in an amount sufficient to satisfy these obligations.

CONVERTIBLE SECURITIES

  The High Yield Fund may invest in convertible securities. Convertible securities include corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities at a stated price or rate. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their value will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity security, however, so that when the price of the underlying equity security falls, the decline in the price of the convertible security may sometimes be less substantial than that of the underlying equity security. Due to the conversion feature, convertible securities generally yield less than nonconvertible fixed income securities of similar credit quality and maturity. The Fund's investment in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock at a specified date and conversion ratio, or that are convertible at the option of the issuer. Because conversion is not at the option of the holder, the Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock has declined substantially.

REAL ESTATE INVESTMENT TRUSTS

  The High Yield Fund may invest in REITs. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, risks of default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-though of income under the Code, and failing to maintain their exemptions from registration under the Investment Company Act of 1940 (the "1940 Act").

  Investment in REITs involves risk similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger securities.

RULE 144A SECURITIES

  Each Fund may invest in Rule 144A securities, which are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless Loomis Sayles has determined, under guidelines established by the Trust's trustees, that the particular issue of Rule 144A securities is liquid.

FOREIGN SECURITIES

  The High Yield Fund may invest in securities of issuers organized or headquartered outside the United States ("foreign securities"). The Fund may invest any portion of its assets in securities of Canadian issuers and up to 50% of its total assets in the securities of other foreign issuers.

  Although investing in foreign securities may increase the Fund's diversification and reduce portfolio volatility, foreign securities may present risks not associated with investments in comparable securities of U.S. issuers. There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than in the United States. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The Fund's receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

  The Fund's investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

  Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of the Fund investing in these securities may be affected favorably or unfavorably by changes in currency exchange rates, exchange control regulations or foreign withholding taxes. Changes in the value relative to the U.S. dollar of a foreign currency in which the Fund's holdings are denominated will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution.

  In addition, although part of the Fund's income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of the dividend, the Fund could be required to liquidate portfolio securities to pay the dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund accrues expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

  In determining whether to invest assets of the Funds in securities of a particular foreign issuer, Loomis Sayles will consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders.

Compliance with foreign tax law may reduce a Fund's net income available for distribution to shareholders.

FOREIGN CURRENCY HEDGING TRANSACTIONS

  The High Yield Fund may engage in foreign currency exchange transactions to protect the value of specific portfolio positions or in anticipation of changes in relative values of currencies in which current or future Fund portfolio holdings are denominated or quoted. For example, to protect against a change in the foreign currency exchange rate between the date on which a Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, or to "lock in" the equivalent of a dividend or interest payment in another currency, a Fund might purchase or sell a foreign currency on a spot (that is, cash) basis at the prevailing spot rate. If conditions warrant, the Funds may also enter into private contracts to purchase or sell foreign currencies at a future date ("forward contracts"). The Funds might also purchase exchange-listed and over-the-counter call and put options on foreign currencies. Over-the-counter currency options are generally less liquid than exchange-listed options, and will be treated as illiquid assets. The Funds may not be able to dispose of over-the-counter options readily.

  Foreign currency transactions involve costs and may result in losses.

SWAP TRANSACTIONS

  The High Yield Fund may enter into interest rate or currency swaps. The Funds will enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities a Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies. The Fund will maintain liquid assets in a segregated custodial account to cover its current obligations under swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which the Fund and a swap counterparty enter as principals, the Fund may experience a loss or delay in recovering assets if the counterparty were to default on its obligations.

OPTIONS AND FUTURES TRANSACTIONS

  The High Yield Fund may buy, sell or write options on securities, securities indexes, currencies or futures contracts and may buy and sell futures contracts on securities, securities indexes or currencies. The Fund may engage in these transactions either for the purpose of enhancing investment return, or to hedge against changes in the value of other assets that the Fund own or intend to acquire. Options and futures fall into the broad category of financial instruments known as "derivatives" and involve special risks. Use of options or futures for other than hedging purposes may be considered a speculative activity, involving greater risks than are involved in hedging.

  Options can generally be classified as either "call" or "put" options. There are two parties to a typical options transaction: the "writer" and the "buyer." A call option gives the buyer the right to buy a security or other asset (such as an amount of currency or a futures contract) from, and a put option gives the buyer the right to sell a security or other asset to, the option writer at a specified price, on or before a specified date. The buyer of an option pays a premium when purchasing the option, which reduces the return on the underlying security or other asset if the option is exercised, and results in a loss if the option expires unexercised. The writer of an option receives a premium from writing an option, which may increase its return if the option expires or is closed out at a profit. If the Fund as the writer of an option is unable to close out an unexpired option, it must continue to hold the underlying security or other asset until the option expires, to "cover" its obligation under the option.

  A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of the type of instrument or cash at the time and in the amount specified in the contract. Although many futures contracts call for the delivery (or acceptance) of the specified instrument, futures are usually closed out before the settlement date through the purchase (or sale) of a comparable contract. If the price of the sale of the futures contract by the Fund exceeds (or is less than) the price of the offsetting purchase, the Fund will realize a gain (or loss).

  The value of options purchased by the Fund and futures contracts held by the Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund's portfolio. All transactions in options and futures involve the possible risk of loss to the Fund of all or a significant part of the value of its investment. In some cases, the risk of loss may exceed the amount of the Fund's investment. When the Fund writes a call option or sells a futures contract without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. The Fund will be required, however, to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy its obligations under options and futures contracts.

  The successful use of options and futures will usually depend on Loomis Sayles' ability to forecast stock market, currency or other financial market movements correctly. The Fund's ability to hedge against adverse changes in the value of securities held in its portfolio through options and futures also depends on the degree of correlation between changes in the value of futures or options positions and changes in the values of the portfolio securities. The successful use of futures and exchange traded options also depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time. In the case of options that are not traded on an exchange ("over-the-counter" options), the Fund is at risk that the other party to the transaction will default on its obligations, or will not permit the Fund to terminate the transaction before its scheduled maturity. As a result of these characteristics, the Fund will treat most over-the-counter options (and the assets it segregates to cover its obligations thereunder) as illiquid.

  The options and futures markets of foreign countries are small compared to those of the United States and consequently are characterized in most cases by less liquidity than are the U.S. markets. In addition, foreign markets may be subject to less detailed reporting requirements and regulatory controls than U.S. markets. Furthermore, investments in options in foreign markets are subject to many of the same risks as other foreign investments. See "Foreign Securities" above.

REPURCHASE AGREEMENTS

  Each Fund may invest in repurchase agreements. In repurchase agreements, a Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. Such transactions afford an opportunity for a Fund to earn a return on available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligations to repurchase.

YEAR 2000

  Many computer software systems in use today cannot properly process date-related information from and after January 1, 2000. Should any of the computer systems employed by the Funds' major service providers fail to process this type of information properly, that could have a negative impact on the Funds' operations and the services that are provided to the Funds' shareholders. Loomis Sayles and the Distributor have each advised the Funds that they are reviewing all of their computer systems with the goal of modifying or replacing such systems prior to January 1, 2000, to the extent necessary to foreclose any such negative impact. In addition, Loomis Sayles has been advised by the Funds' custodian that it is also in the process of reviewing its systems with the same goal. As of the date of this prospectus, the Funds and Loomis

Sayles have no reason to believe that these goals will not be achieved. Similarly, the values of certain of the portfolio securities held by the Funds may be adversely affected by the inability of the securities' issuers or of third parties to process this type of information properly.

                         THE FUNDS' INVESTMENT ADVISER

  The Funds' investment adviser is Loomis Sayles, One Financial Center, Boston, Massachusetts 02111. Founded in 1926, Loomis Sayles is one of the country's oldest and largest investment firms. The general partner of Loomis Sayles is a special purpose corporation that is an indirect wholly-owned subsidiary of Nvest Companies, L.P. ("Nvest Companies"). Nvest Companies' managing general partner, Nvest Corporation, is a direct wholly-owned subsidiary of Metropolitan Life Insurance Company ("Met Life"), a mutual life insurance company. Nvest Companies' advising general partner, Nvest, L.P., is a publicly traded company listed on the New York Stock Exchange. Nvest Corporation is the sole general partner of Nvest L.P.

  In addition to selecting and reviewing the Funds' investments, Loomis Sayles provides executive and other personnel for the management of the Funds. The Funds' board of trustees supervises Loomis Sayles' conduct of the affairs of the Funds.

  As of October 31, 1998, Daniel J. Fuss, Rosemary B. Fuss, and Charles Schwab & Co. Inc. owned 20%, 7%, and 38% of the High Yield Fund. As of October 31, 1998, Charles Schwab & Co. Inc. owned 68% of the U.S. Government Securities Fund. Shareholders holding more than 25% of a Fund's shares may be deemed to control the relevant Fund.

  Daniel J. Fuss, President of the Trust and Executive Vice President of Loomis Sayles, has served as the portfolio manager of the High Yield Fund since its commencement of investment operations in 1996. Kathleen C. Gaffney, Vice President of the Trust and Loomis Sayles, has served as associate portfolio manager of the High Yield Fund since its commencement of investment operations in 1996. Kent P. Newmark, Vice President of the Trust and of Loomis Sayles, has served as the portfolio manager of the U.S. Government Securities Fund since its commencement of investment operations in 1991. Each of the foregoing has been employed by Loomis Sayles for at least five years.

                                 FUND EXPENSES

  Each Fund pays Loomis Sayles a monthly investment advisory fee at the following annual percentage rates of the Fund's average daily net assets:

   FUND                                                                     RATE
   ----                                                                     ----
   High Yield.............................................................. .60%
   U.S. Government Securities.............................................. .30%

  In addition to the investment advisory fee, each Fund pays all expenses not expressly assumed by Loomis Sayles, including taxes, brokerage commissions, fees and expenses of the registering or qualifying the Fund's shares under federal and state securities laws, fees of the Fund's custodian, transfer agent, independent accountants and legal counsel, expenses of shareholders' and trustees' meetings, expenses of preparing, printing and mailing prospectuses to shareholders and fees of trustees who are not directors, officers or employees of Loomis Sayles or its affiliated companies.

  Loomis Sayles has voluntarily agreed, for an indefinite period, to reduce its advisory fees and/or bear other Fund expenses to the extent necessary to limit Fund total annual operating expenses of the Institutional Class shares of each Fund to the following annual percentage rate of the Fund's average net assets:

   FUND                                                                     RATE
   ----                                                                     ----
   High Yield.............................................................. .75%
   U.S. Government Securities.............................................. .50%

  Loomis Sayles may change or terminate these voluntary arrangements at any time, but the Funds' Prospectus would be supplemented to describe the change.

  Loomis Sayles may pay certain broker-dealers and financial intermediaries whose customers own shares of the Funds a continuing fee in an amount of up to
 .25% annually of the value of Fund shares held for those customers' accounts. These fees are paid by Loomis Sayles out of its own assets and are not assessed against the Funds.

  Purchases of the Institutional Class of shares of each Fund and the Retail Class of shares of the High Yield Fund are subject to approval by Loomis Sayles.

                            PORTFOLIO TRANSACTIONS

  Portfolio turnover considerations will not limit Loomis Sayles' investment discretion in managing the Funds' assets. The Funds anticipate that their portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions. High portfolio turnover may involve higher costs and higher levels of taxable gains.

                            HOW TO PURCHASE SHARES

  An investor may make an initial purchase of shares of any Fund by submitting a completed application form and payment to:

      Boston Financial Data Services
      P.O. Box 8314
      Boston, Massachusetts 02266-8314
      Attn: Loomis Sayles Funds

  The minimum initial investment for the Institutional Class of shares of each Fund and the Retail Class of shares of the High Yield Fund is $25,000. This minimum initial investment for Retail Class shares does not apply to purchases through certain financial intermediaries, including, but not limited to, certain financial advisers, broker dealers, 401(k) alliances, wrap programs, "no transaction fee" programs, bank trust departments, financial consultants and insurance companies. The minimum investment for Institutional Class shares and Retail Class shares may be waived in whole or in part by Loomis Sayles in its sole discretion. Subsequent investments in either class of shares must be at least $50.

  Shares of each Fund may be purchased by (i) cash, (ii) exchanging Institutional Class shares of any fund that is a series of the trust (for Institutional Class shares of each Fund) and Retail Class shares of any other Fund that is a series of the trust (for Retail Class shares of the High Yield
Fund), provided the value of the shares exchanged meets the investment minimum of the Class of shares of the Fund into which the exchange is made and Loomis Sayles has approved the exchange of the shares, (iii) exchanging securities on deposit with a custodian acceptable to Loomis Sayles or (iv) a combination of such securities and cash. Loomis Sayles will not approve the acceptance of securities in exchange for shares of any Fund unless (1) Loomis Sayles, in its sole discretion, believes the securities are appropriate investments for the Fund; (2) the investor represents and agrees that all securities offered to the Fund can be resold by the Fund without restriction under the Securities Act of 1933, as amended (the "Securities Act") or otherwise; and (3) the securities are eligible to be acquired under the Fund's investment policies and restrictions. No investor owning 5% or more of a Fund's shares may purchase additional shares of that Fund by exchange of securities.

  In all cases Loomis Sayles reserves the right to reject any securities that are proposed for exchange. Securities accepted by Loomis Sayles in exchange for Fund shares will be valued in the same manner as the Fund's assets as described below as of the time of the Fund's next determination of net asset value after such acceptance. All dividends and subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor from the issuer. A gain or loss for federal income tax purposes would be realized upon the exchange by an investor that is subject to federal income taxation, depending upon the investor's basis in the securities tendered. An investor who wishes to purchase shares by exchanging securities should obtain instructions by calling 800-633-3330.

  All purchases made by check should be in U.S. dollars and made payable to State Street Bank and Trust Company. Third party checks will not be accepted. When purchases are made by check or periodic account investment, redemption will not be allowed until the investment being redeemed has been in the account for 15 calendar days.

  Upon acceptance of an investor's order, BFDS opens an account, applies the payment to the purchase of full and fractional Fund shares and mails a statement of the account confirming the transaction.

  After an account has been established, an investor may send subsequent investments at any time directly to BFDS at the above address. The remittance must be accompanied by either the account identification slip detached from a statement of account or a note containing sufficient information to identify the account, i.e., the Fund name and the investor's account number or name and social security number.

  Subsequent investments can also be made by federal funds wire. Investors should instruct their banks to wire federal funds to State Street Bank and Trust Company, ABA #011000028. The text of the wire should read as follows:
"$    amount, STATE STREET BOS ATTN Mutual Funds. Credit Fund (Fund Name and
Class, Institutional or Retail), DDA #9904-622-9, Account Name, Account Number." A bank may charge a fee for transmitting funds by wire.

  Each Fund and the Distributor reserve the right to reject any purchase order, including orders in connection with exchanges, for any reason which the Fund or the Distributor in its sole discretion deems appropriate. Although the Funds do not presently anticipate that they will do so, each Fund reserves the right to suspend or change the terms of the offering of its shares.

  The price an investor pays will be the per share net asset value next calculated after a proper investment order is received by the Trust's transfer or other agent or subagent. Shares of each Fund are sold with no sales charge. The net asset value of each Fund's shares is calculated once daily as of the close of regular trading on the New York Stock Exchange on each day the Exchange is open for trading, by dividing the Fund's net assets by the number of shares outstanding. Portfolio securities are valued at their market value as more fully described in the Statement of Additional Information.

  The Distributor may accept telephone orders from broker-dealers who have been previously approved by the Distributor. It is the responsibility of such broker-dealers to promptly forward purchase or redemption orders to the Distributor. Although there is no sales charge imposed by the Fund or the Distributor, broker-dealers may charge the investor a transaction-based fee or other fee for their services at either the time of purchase or the time of redemption. Such charges may vary among broker-dealers but in all cases will be retained by the broker-dealer and not remitted to the Fund.



                             SHAREHOLDER SERVICES

  The Funds offer the following shareholder services, which are more fully described in the Statement of Additional Information. Explanations and forms are available from BFDS. Telephone redemption and exchange privileges will be established automatically when an investor opens an account unless an investor elects on the application to decline the privileges. Other privileges must be specifically elected. A signature guarantee will be required to establish a privilege after an account is opened.

  FREE EXCHANGE PRIVILEGE. The Institutional Class shares and Retail Class Shares of any Fund may be exchanged for Institutional Class shares or Retail Class shares, respectively, of any fund that is a series of Loomis Sayles Funds and that offers Institutional Class shares or Retail Class shares, respectively, or for shares of certain money market funds advised by New England Funds Management, L.P., an affiliate of Loomis Sayles, provided the value of the shares exchanged meets the investment minimum of the Class of shares of that fund. Exchanges may be made by written instructions or by telephone, unless an investor elected on the application to decline telephone exchange privileges. The exchange privilege should not be viewed as a means for taking advantage of short-term swings in the market, and the Funds reserve the right to terminate or limit the privilege of any shareholder who makes more than four exchanges in any calendar year. The Funds may terminate or change the terms of the exchange privilege at any time, upon 60 days' notice to shareholders. Exchanges of shares of the High Yield Fund purchased within one year before such exchanges will be subject to a redemption fee of 2.00% of the amount exchanged. For purposes of determining whether a redemption fee is payable with respect to shares of the High Yield Fund purchased by exchange of shares of another Fund, the one-year period shall be deemed to begin on the date of such purchase by exchange. An exchange is a taxable event for federal income tax purposes in which a gain or loss would be realized by an investor that is subject to federal income taxation.

  RETIREMENT PLANS. The Funds' shares may be purchased by all types of tax-deferred retirement plans. Loomis Sayles makes available retirement plan forms for IRAs.

                             HOW TO REDEEM SHARES

  An investor can redeem shares by sending a written request to Boston Financial Data Services, Inc., P.O. Box 8314, Boston, Massachusetts 02266. Proceeds from a written request may be sent to the investor in the form of a check. As described below, an investor may also redeem shares by calling BFDS at 800-626-9390. Proceeds resulting from a written or telephone redemption request can be wired to an investor's bank account or sent by check in the name of the registered owners to their record address.

  The written request must include the name of the Fund, the account number, the exact name(s) in which the shares are registered, and the number of shares or the dollar amount to be redeemed. All owners of the shares must sign the request in the exact names in which the shares are registered (this appears on an investor's confirmation statement) and should indicate any special capacity in which they are signing (such as trustee or custodian or on behalf of a partnership, corporation or other entity). Investors requesting that redemption proceeds be wired to their bank accounts must provide specific wire instructions.

  If (1) an investor is redeeming shares worth more than $50,000, (2) an investor is requesting that the proceeds check be made out to someone other than the registered owners or be sent to an address other than the record address, (3) the account registration has changed within the last 30 days or
(4) an investor is instructing us to wire the proceeds to a bank account not designated on the application, the investor must have his or her signature guaranteed by an eligible guarantor. This requirement may be waived by Loomis Sayles in its sole discretion. Eligible guarantors include commercial banks, trust companies, savings associations, credit unions and brokerage firms that are members of domestic securities exchanges. Before submitting the redemption request, an investor should verify with the guarantor institution that it is an eligible guarantor. Signature guarantees by notaries public are not acceptable.

  When an investor telephones a redemption request, the proceeds are wired to the bank account previously chosen by the investor. A wire fee (currently $5) will be deducted from the proceeds. A telephonic redemption request must be received by BFDS prior to the close of regular trading on the New York Stock Exchange. If an investor telephones a request to BFDS after the Exchange closes or on a day when the Exchange is not open for business, BFDS cannot accept the request and a new one will be necessary.

  If an investor decides to change the bank account to which proceeds are to be wired, the investor must send in this change in writing with a signature guarantee. Telephonic redemptions may only be made if the investor's bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. Unless an investor indicates otherwise on the account application, BFDS will be authorized to act upon redemption and exchange instructions received by telephone from the investor or any person claiming to act as the investor's representative who can provide BFDS with the investor's account registration and address as it appears on the records of State Street Bank. BFDS will employ these or other reasonable procedures to confirm that instructions communicated by telephone are genuine; the Fund, State Street Bank, BFDS, the Distributor and Loomis Sayles will not be liable for any losses due to unauthorized or fraudulent instructions if these or other reasonable procedures are followed. For information, consult BFDS. In times of heavy market activity, an investor who encounters difficulty in placing a redemption or exchange order by telephone may wish to place the order by mail as described above.

  The redemption price will be the net asset value per share next determined after the redemption request and any necessary special documentation are received by BFDS in proper form, less, in the case of the High Yield Fund, a redemption fee of 2.00% of the amount redeemed with respect to shares of that Fund purchased within one (1) year of such redemption. Loomis Sayles, in its discretion, may waive the 2.00% redemption fee with respect to shares of the High Yield Fund.

  Proceeds resulting from a written redemption request will normally be mailed to an investor within seven days after receipt of the investor's request in good order. Telephonic redemption proceeds will normally be wired to an investor's bank on the first business day following receipt of a proper redemption request. If an investor purchased shares by check and the check was deposited less than 15 days prior to the redemption request, the Fund may withhold redemption proceeds until the check has cleared.

  The Fund may suspend the right of redemption and may postpone payment for more than seven days when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by the SEC for the protection of investors.

                    CALCULATION OF PERFORMANCE INFORMATION

  The Funds' investment performance may from time to time be included in advertisements about the Funds. "Yield" for each class of shares is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share of the class on the last day of that period.

  For purposes of calculating yield, net investment income is calculated in accordance with SEC regulations and may differ from net investment income as determined for financial reporting purposes. SEC regulations require that net investment income be calculated on a "yield-to-maturity" basis, which has the effect of amortizing any premiums or discounts in the current market value of fixed income securities. The current dividend rate is based on net investment income as determined for tax purposes, which may not reflect amortization in the same manner.

  Yield is based on the price of the shares but does not reflect any redemption fee in the case of the High Yield Fund.

  "Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in a Fund. Total return may also be presented for other periods.

                DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES

  The High Yield and U.S. Government Securities Funds declare and pay dividends quarterly. Each Fund also distributes all of its net capital gains realized from the sale of portfolio securities. Any capital gain distributions are normally made annually, but may, to the extent permitted by law, be made more frequently as deemed advisable by the trustees of the Trust. The Trust's trustees may change the frequency with which the Funds declare or pay dividends.

  Dividends and capital gain distributions will automatically be reinvested in additional shares of the same Fund unless an investor has elected to receive cash.

  Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As such, so long as a Fund distributes substantially all its net investment income and net capital gains to its shareholders, the Fund itself does not pay any federal income tax to the extent such income and gains are so distributed.

  An investor's income dividends and short-term capital gain distributions are taxable as ordinary income whether distributed in cash or additional shares.

Distributions designated by a Fund as deriving from net gains on securities held for more than one year will be taxable as such (generally at a 20% rate for noncorporate Shareholders) whether distributed in cash or additional shares and regardless of how long an investor has owned shares of the Fund.

  A dividend or distribution made shortly after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him or her as described above. If a shareholder held shares six months or less and during that period received a distribution of net capital gains, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.

  Each Fund is required to withhold 31% of any redemption proceeds (including the value of shares exchanged) and all income dividends and capital gain distributions it pays (1) if an investor does not provide a correct, certified taxpayer identification number, (2) if the Fund is notified that an investor has underreported income in the past, or (3) if an investor fails to certify to the Fund that he or she is not subject to such withholding.

  Dividends derived from interest on U.S. Government Securities may be exempt from state and local taxes.

  State Street Bank will send investors and the IRS an annual statement detailing federal tax information, including information about dividends and distributions paid during the preceding year. An investor should keep this statement as a permanent record. A fee may be charged for any duplicate information requested.

NOTE: The foregoing summarizes certain tax consequences of investing in the Funds. Before investing, an investor should consult his or her own tax adviser for more information concerning the federal, foreign, state and local tax consequences of investing in, redeeming or exchanging Fund shares.

                                                                     APPENDIX A

                    DESCRIPTION OF BOND RATINGS ASSIGNED BY
                             STANDARD & POOR'S AND
                        MOODY'S INVESTORS SERVICE, INC.

STANDARD & POOR'S

                                      AAA

  This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                                      AA

  Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

                                       A

  Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

                                      BBB

  Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

                                BB, B, CCC, CC

  Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                                       C

  The rating C is reserved for income bonds on which no interest is being paid.

                                       D

  Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

                                       R

  This symbol is attached to the ratings of instruments with significant noncredit risks such as risks to principal or volatility of expected returns.

  Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC.

                                      AAA

  Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                      AA

  Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

                                       A

  Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

                                      BAA

  Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

                                      BA

  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                       B

  Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                      CAA

  Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                      CA

  Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                                       C

  Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Should no rating be assigned by Moody's, the reason may be one of the following:

 1. An application for rating was not received or accepted.

 2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

 3. There is a lack of essential data pertaining to the issue or issuer.

 4. The issue was privately placed in which case the rating is not published in Moody's publications.

  Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

INVESTMENT ADVISER
Loomis, Sayles & Company, L.P.
One Financial Center
Boston, Massachusetts 02111

DISTRIBUTOR
Loomis Sayles Distributors, L.P.
One Financial Center
Boston, Massachusetts 02111

TRANSFER AND DIVIDEND PAYING AGENT
AND CUSTODIAN OF ASSETS
State Street Bank and Trust Company
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT FOR
STATE STREET BANK AND TRUST COMPANY
Boston Financial Data Services, Inc.
P.O. Box 8314
Boston, Massachusetts 02266

LEGAL COUNSEL
Ropes & Gray
One International Place
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
One Post Office Square
Boston, Massachusetts 02109

[LOGO OF LOOMIS SAYLES FUNDS APPEARS HERE]



 ONE FINANCIAL CENTER . BOSTON, MASSACHUSETTS 02111 . (800) 633-3330

THE LOOMIS SAYLES FUNDS

 LOOMIS SAYLES GROWTH FUND

 INSTITUTIONAL CLASS

 RETAIL CLASS

PROSPECTUS
                                                           JANUARY 1, 1999

LOOMIS SAYLES GROWTH FUND

  Loomis Sayles Growth Fund (the "Fund") is a series of Loomis Sayles Funds (the "Trust"), a registered open-end management investment company, and is a no-load mutual fund. Loomis, Sayles & Company, L.P. ("Loomis Sayles") is the investment adviser of the Fund.

  The Fund offers two classes of shares: an Institutional Class, which generally has a higher minimum investment and bears lower expenses, and a Retail Class, which has a lower investment minimum and bears higher expenses. Each Class of the Fund has a common investment objective and investment portfolio. The performance of one class of shares may be different from the performance of the other Class of shares because of different sales charges and class expenses. This Prospectus concisely describes the information that an investor should know before investing in either the Institutional Class shares or Retail Class shares of the Fund. Please read it carefully and keep it for future reference. A Statement of Additional Information (SAI) dated January 1, 1999, as revised from time to time, is available free of charge; write to Loomis Sayles Distributors, L.P. (the "Distributor"), One Financial Center, Boston, Massachusetts 02111 or telephone 800-633-3330. The SAI, which contains more detailed information about the Fund, has been filed with the Securities and Exchange Commission (the "SEC") and is available along with other related materials on the SEC's Internet Website (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the Prospectus).

  For information about:                    For all other information about
   .Establishing an account                 the Funds:
   .Account procedures and status           CALL 800-633-3330
   .Exchanges
   .Shareholder services
  CALL 800-626-9390

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
SUMMARY OF EXPENSES.......................................................   3
FINANCIAL HIGHLIGHTS......................................................   4
THE TRUST.................................................................   6
INVESTMENT OBJECTIVES AND POLICIES........................................   6
MORE INFORMATION ABOUT THE FUND'S INVESTMENTS AND RISK CONSIDERATIONS.....   6
THE FUND'S INVESTMENT ADVISER.............................................  10
FUND EXPENSES.............................................................  10
PORTFOLIO TRANSACTIONS....................................................  11
HOW TO PURCHASE SHARES....................................................  11
SHAREHOLDER SERVICES......................................................  14
HOW TO REDEEM SHARES......................................................  15
CALCULATION OF PERFORMANCE INFORMATION....................................  16
DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES...........................  17
APPENDIX A

                              SUMMARY OF EXPENSES


  The following information is provided as an aid in understanding the various expenses that an investor in the Fund will bear indirectly. The information is based on expenses for the Fund's most recent fiscal year. The information below should not be considered a representation of past or future expenses, as actual expenses may be greater or less than those shown. Also, the 5% annual return assumed in the Example should not be considered a representation of investment performance, as actual performance will vary.

                                                      INSTITUTIONAL   RETAIL
                                                          CLASS       CLASS
                                                      -------------   ------
 Shareholder Transaction Expenses:
 Maximum Sales Load Imposed on Purchases (as % of
  offering price)...................................      none         none
 Maximum Sales Load Imposed on Reinvested Dividends
  (as % of offering price)..........................      none         none
 Maximum Deferred Sales Load (as % of original
  purchase price or redemption proceeds)............      none         none
 Redemption Fees/1.............................../..      none         none
 Exchange Fees......................................      none         none
 Annual Fund Operating Expenses (as a percentage of
  average net assets):
 Management Fees....................................       .50%         .50%
 12b-1 Fees.........................................      none          .25%
 Other Operating Expenses (after expense
  reimbursements)...................................       .35%(/2/)    .35%(/2/)
 Total Fund Operating Expenses (after expense
  reimbursements)...................................       .85%(/2/)   1.10%(/2/)
 Example:
 An investor would pay the following expenses on a
  $1,000 investment assuming a 5% annual return
  (with or without a redemption at the end of each
  time period):
 One Year...........................................      $  9         $ 11
 Three Years........................................      $ 27         $ 35
 Five Years.........................................      $ 47         $ 61
 Ten Years..........................................      $105         $134

-----------
/1/A $5 charge applies to any wire transfer of redemption proceeds.

/2/Loomis Sayles has voluntarily agreed for an indefinite period, to limit the Total Operating Expenses of the Fund's Institutional Class of shares and Retail Class of shares to 0.85% and 1.10%, respectively. Without this agreement, Other Operating Expenses and Total Operating Expenses would have been 0.52% and 1.02% for the Fund's Institutional Class of shares and 4.24% and 4.74% for the Retail Class of shares.

                             FINANCIAL HIGHLIGHTS

                         (FOR A SHARE OF THE FUND
                 OUTSTANDING THROUGHOUT THE INDICATED PERIODS)

  The financial highlights table that follows has been audited by PricewaterhouseCoopers LLP, independent accountants. The following information should be read in conjunction with the financial highlights, financial statements and the notes thereto contained in the Fund's 1998 Annual Report, which is incorporated by reference in this Prospectus and the Statement of Additional Information.

                                             GROWTH FUND--INSTITUTIONAL CLASS
                          -----------------------------------------------------------------------------
                           NINE MONTHS                                                         MAY 16**
                              ENDED                    YEAR ENDED DEC. 31,                        TO
                          SEPTEMBER 30*, ----------------------------------------------------  DEC. 31,
                               1998       1997     1996     1995     1994     1993     1992      1991
                          -------------- -------  -------  -------  -------  -------  -------  --------
Net asset value,
 beginning of period....     $ 12.63      $13.44  $ 15.27  $ 12.50  $ 13.02  $ 12.46  $ 12.01  $ 10.00
                             -------     -------  -------  -------  -------  -------  -------  -------
Income from investment
 operations--
 Net investment income
  (loss)................       (0.03)      (0.04)   (0.07)    0.00    (0.02)    0.00    (0.04)    0.00
 Net realized and
  unrealized gain (loss)
  on investments........       (0.95)       3.17     3.08     3.86    (0.45)    1.16     0.49     2.45
                             -------     -------  -------  -------  -------  -------  -------  -------
 Total from investment
  operations............       (0.98)       3.13     3.01     3.86    (0.47)    1.16     0.45     2.45
                             -------     -------  -------  -------  -------  -------  -------  -------
Less distributions--
 Distributions from
  capital...............        0.00        0.00     0.00     0.00    (0.01)    0.00     0.00     0.00
 Distributions from net
  realized capital
  gains.................        0.00       (3.94)   (4.84)   (1.09)   (0.04)   (0.60)    0.00    (0.44)
                             -------     -------  -------  -------  -------  -------  -------  -------
 Total distributions....        0.00       (3.94)   (4.84)   (1.09)   (0.05)   (0.60)    0.00    (0.44)
                             -------     -------  -------  -------  -------  -------  -------  -------
Net asset value, end of
 period.................     $ 11.65      $12.63  $ 13.44  $ 15.27  $ 12.50  $ 13.02  $ 12.46  $ 12.01
                             =======     =======  =======  =======  =======  =======  =======  =======
Total return (%)***.....        (7.8)++     24.5     19.9     30.9     (3.7)     9.3      3.8     24.5
Net assets, end of
 period (000)...........     $24,663     $32,149  $39,497  $45,011  $36,580  $32,385  $24,451  $16,105
Ratio of operating
 expenses to average net
 assets (%)****.........        0.85 +      0.85     1.10     1.08     1.16     1.20     1.50     1.50+
Ratio of net investment
 income to average net
 assets (%).............       (0.32)+     (0.26)   (0.47)   (0.29)   (0.14)   (0.17)   (0.45)    0.01+
Portfolio turnover rate
 (%)....................         118++       116       99       48       46       64       98       69
Without giving effect to
 voluntary expense
 limitations:
 The ratios of operating
  expenses to average
  net assets would have
  been (%)..............        1.02 +      0.98     1.10     1.08     1.16     1.20     1.51     1.66+
 Net investment income
  per share would have
  been..................     $ (0.05)     $(0.05) $ (0.07) $  0.00  $ (0.02) $  0.00  $ (0.04) $ (0.01)

-----------

   * The Fund's fiscal year-end changed to September 30 from December 31.

  ** Commencement of investment operations.

 *** Total returns would have been lower had the adviser not reduced its advisory fee and/or borne other operating expenses.

**** The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses would have been higher.

   + Computed on an annualized basis.

  ++ Periods less than one year are not annualized.

                                                           GROWTH FUND--
                                                           RETAIL CLASS
                                                      -----------------------
                                                       NINE MONTHS   JAN. 2**
                                                          ENDED         TO
                                                      SEPTEMBER 30*, DEC. 31,
                                                           1998        1997
                                                      -------------- --------
 Net asset value, beginning of period...............      $12.59     $ 13.44
                                                          ------     -------
 Income from investment operations--
 Net investment income (loss).......................       (0.03)      (0.07)
 Net realized and unrealized gain (loss)
 on investments.....................................       (0.97)       3.16
                                                          ------     -------
  Total from investment operations..................       (1.00)       3.09
                                                          ------     -------
 Less distributions--
 Distributions from net realized capital gains......        0.00       (3.94)
                                                          ------     -------
  Total distributions...............................        0.00       (3.94)
                                                          ------     -------
 Net asset value, end of period.....................      $11.59     $ 12.59
                                                          ======     =======
 Total return (%)***................................        (7.9)++     24.2
 Net assets, end of period (000)....................      $  516     $   194
 Ratio of operating expenses to average net
  assets (%)****....................................        1.10 +      1.10+
 Ratio of net investment income to average net
  assets (%)........................................       (0.58)+     (0.42)+
 Portfolio turnover rate (%)........................         118++       116
 Without giving effect to voluntary expense
  limitations:
 The ratios of operating expenses to average net
  assets would have been (%)........................        4.74 +     12.96+
 Net investment income per share would have been....      $(0.19)    $ (2.00)

-----------

   * The Fund's fiscal year-end changed to September 30 from December 31.

  ** Commencement of investment operations.

 *** Total returns would have been lower, had the adviser not reduced its advisory fee and/or borne other operating expenses.

**** The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses would have been higher.

   +  Computed on an annualized basis.

NOTE: Further information about the Fund's performance is contained in the Fund's annual report to Shareholders, which may be obtained without charge.

  ++  Periods less than one year are not annualized.

                                   THE TRUST

  The Fund is a series of Loomis Sayles Funds (the "Trust"). The Trust is a diversified open-end management investment company organized as a Massachusetts business trust on February 20, 1991. The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest in multiple series. Shares are freely transferable and entitle shareholders to receive dividends as determined by the Trust's board of trustees and to cast a vote for each share held at shareholder meetings. The Trust does not generally hold shareholder meetings and will do so only when required by law. Shareholders may call meetings to consider removal of the Trust's trustees.

                       INVESTMENT OBJECTIVE AND POLICIES

  The Fund's investment objective is long-term growth of capital.

  The Fund seeks to achieve its objective by investing substantially all of its assets in common stocks or their equivalent. Investments are selected based on their growth potential; current income is not a consideration. The Fund may invest in companies with relatively small market capitalizations, as well as in larger companies. The Fund may invest up to 20% of its total assets in securities of foreign issuers. The fund may also engage in foreign currency hedging transactions and Rule 144A securities.



  For temporary defensive purposes, the Fund may invest any portion of its assets in fixed income securities, cash or any other securities deemed appropriate by Loomis Sayles. Except for the Fund's investment objective, and any investment policies that are identified as "fundamental," all of the investment policies of the Fund may be changed without a vote of Fund shareholders.

                 MORE INFORMATION ABOUT THE FUND'S INVESTMENTS
                            AND RISK CONSIDERATIONS


COMMON STOCKS AND OTHER EQUITY SECURITIES

  Common stocks and similar equity securities, such as warrants and convertibles, are volatile and more risky than some other forms of investment. The value of an investment in a Fund that invests in equity securities may sometimes decrease. Equity securities of companies with relatively small market capitalization may be more volatile than the securities of larger, more established companies and than the broad equity market indexes.


WHEN-ISSUED SECURITIES

  The Fund may purchase securities on a "when-issued" basis. This means that the Fund will enter into a commitment to buy the security before the security has been issued. The Fund's payment obligation and the interest rate on the security are determined when the Fund enters into the commitment. The security is typically delivered to the Fund 15 to 120 days later. No interest accrues on the security between the time the Fund enters into the commitment and the time the security is delivered. If the value of the security being purchased falls between the time the Fund commits to buy it and the payment date, the Fund may sustain a loss. The risk of this loss is in addition to the Fund's risk of loss on the securities actually in its portfolio at the time. In addition, when the Fund buys a security on a when-issued basis, it is subject to the risk that market rates of interest will increase before the time the security is delivered, with the result that the yield on the security delivered to the Fund may be lower than the yield available on other, comparable securities at the time of delivery. If the Fund has outstanding obligations to buy when-issued securities, it will maintain liquid assets in a segregated account at its custodian bank in an amount sufficient to satisfy these obligations.


RULE 144A SECURITIES

  The Fund may invest in Rule 144A securities, which are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless Loomis Sayles has determined, under guidelines established by the Trust's trustees, that the particular issue of Rule 144A securities is liquid.

FOREIGN SECURITIES

  The Fund may invest in securities of issuers organized or headquartered outside the United States ("foreign securities"). The Fund may invest any portion of its assets in securities of Canadian issuers, but will not purchase foreign securities other than those of Canadian issuers if, as a result, the Fund's holdings of non-U.S. and non-Canadian securities would exceed 20% of the Fund's total assets.

  Although investing in foreign securities may increase the Fund's diversification and reduce portfolio volatility, foreign securities may present risks not associated with investments in comparable securities of U.S. issuers. There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than in the United States. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The Fund's receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

  The Fund's investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

  Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of a Fund investing in these securities may be affected favorably or unfavorably by changes in currency exchange rates, exchange control regulations or foreign withholding taxes. Changes in the value relative to the U.S. dollar of a foreign currency in which the Fund's holdings are denominated will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution.

  In addition, although part of the Fund's income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of the dividend, the Fund could be required to liquidate portfolio securities to pay the dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund accrues expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

  In determining whether to invest assets of the Fund in securities of a particular foreign issuer, Loomis Sayles will consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax law may reduce a Fund's net income available for distribution to shareholders.

FOREIGN CURRENCY HEDGING TRANSACTIONS

  The Fund may engage in foreign currency exchange transactions to protect the value of specific portfolio positions or in anticipation of changes in relative values of currencies in which current or future Fund portfolio holdings are denominated or quoted. For example, to protect against a change in the foreign currency exchange rate between the date on which the Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, or to "lock in" the equivalent of a dividend or interest payment in another currency, the Fund might purchase or sell a foreign currency on a spot (that is, cash) basis at the prevailing spot rate. If conditions warrant, the Fund may also enter into private contracts to purchase or sell foreign currencies at a future date ("forward contracts"). The Fund might also purchase exchange-listed and over-the-counter call and put options on foreign currencies. Over-the-counter currency options are generally less liquid than exchange-listed options, and will be treated as illiquid assets. The Fund may not be able to dispose of over-the-counter options readily.

  Foreign currency transactions involve costs and may result in losses.

REPURCHASE AGREEMENTS

  The Fund may invest in repurchase agreements. In repurchase agreements, a Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. Such transactions afford an opportunity for a Fund to earn a return on available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligations to repurchase.

YEAR 2000

  Many computer software systems in use today cannot properly process date-related information from and after January 1, 2000. Should any of the computer systems employed by the Fund's major service providers fail to process this type of information properly, that could have a negative impact on the Fund's operations and the services that are provided to the Fund's shareholders. Loomis Sayles and the Distributor have each advised the Fund that they are reviewing all of their computer systems with the goal of modifying or replacing such systems prior to January 1, 2000, to the extent necessary to foreclose any such negative impact. In addition, Loomis Sayles has been advised by the Fund's custodian that it is also in the process of reviewing its systems with the same goal. As of the date of this prospectus, the Fund and Loomis Sayles have no reason to believe that these goals will not be achieved. Similarly, the values of certain of the portfolio securities held by the Fund may be adversely affected by the inability of the securities' issuers or of third parties to process this type of information properly.

                         THE FUNDS' INVESTMENT ADVISER

  The Fund's investment adviser is Loomis Sayles, One Financial Center, Boston, Massachusetts 02111. Founded in 1926, Loomis Sayles is one of the country's oldest and largest investment firms. The general partner of Loomis Sayles is a special purpose corporation that is an indirect wholly-owned subsidiary of Nvest Companies, L.P. ("Nvest Companies"). Nvest Companies' managing general partner, Nvest Corporation, is a direct wholly-owned subsidiary of Metropolitan Life Insurance Company ("Met Life"), a mutual life insurance company. Nvest Companies' advising general partner, Nvest, L.P., is a publicly traded company listed on the New York Stock Exchange. Nvest Corporation is the sole general partner of Nvest L.P.

  In addition to selecting and reviewing the Fund's investments, Loomis Sayles provides executive and other personnel for the management of the Fund. The Loomis Sayles Funds' board of trustees supervises Loomis Sayles' conduct of the affairs of the Fund.



  As of October 31, 1998, Fiduciary Trust Company owned 12% of the Fund.

  Jerome A. Castellini Vice President of the Trust and of Loomis Sayles, has served as the portfolio manager of the Growth Fund since its commencement of investment operations in 1991.

                                 FUND EXPENSES

  The Fund pays Loomis Sayles a monthly investment advisory fee of .50% of the Fund's average daily net assets. In addition to the investment advisory fee, the Fund pays all expenses not expressly assumed by Loomis Sayles, including taxes, brokerage commissions, fees and expenses of registering or qualifying the Fund's shares under federal and state securities laws, fees of the Fund's custodian, transfer agent, independent accountants and legal counsel, expenses of shareholders' and trustees' meetings, 12b-1 fees, in the case of the Retail Class shares, expenses of preparing, printing and mailing prospectuses to existing shareholders and fees of trustees who are not directors, officers or employees of Loomis Sayles or its affiliated companies.

  The Fund's Retail Class shares have adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Retail Class shares of the Fund pays the Distributor, a subsidiary of Loomis Sayles, a monthly distribution fee at an annual rate not to exceed 0.25% of the Fund's average net assets attributable to the Retail Class shares. The Distributor may pay all or any portion of the distribution fee to securities dealers or other organizations (including, but not limited to, any affiliate of the Distributor) as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares of the Fund, or for providing personal services to investors in Retail Class shares of the Fund and/or the maintenance of accounts, and may retain all or any portion of the distribution fee as compensation for the Distributor's services as principal underwriter of the Retail Class shares of the Fund.

  Loomis Sayles has voluntarily agreed, for an indefinite period, to reduce its advisory fees and/or bear other Fund expenses to the extent necessary to limit total annual operating expenses to 0.85% and 1.10% of Institutional Class shares and Retail Class shares, respectively, of the Fund's average net assets. Loomis Sayles may change or terminate this voluntary arrangement at any time, but the Fund's Prospectus would be supplemented to describe the change.

  Loomis Sayles may pay certain broker-dealers and financial intermediaries whose customers own shares of the Fund a continuing fee in an amount of up to
 .25% annually of the value of Fund shares held for those customers' accounts. These fees are paid by Loomis Sayles out of its own assets and are not assessed against the Fund.

                            PORTFOLIO TRANSACTIONS

  Portfolio turnover considerations will not limit Loomis Sayles' investment discretion in managing the Fund's assets. The Fund anticipates that its portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions. High portfolio turnover may involve higher costs and higher levels of taxable gains.

                            HOW TO PURCHASE SHARES

  An investor may make an initial purchase of shares of the Fund by submitting a completed application form and payment to:

      Boston Financial Data Services
      P.O. Box 8314
      Boston, Massachusetts 02266-8314
      Attn: Loomis Sayles Funds

  The minimum initial investment for the Institutional Class of shares of the Fund is $25,000. A $2,500 minimum investment applies to the current and retired trustees of the Trust, investment advisory clients of Loomis Sayles (and their directors, officers and employees), and current and retired employees of Loomis Sayles and the parents, spouses and children of the foregoing. The minimum initial investment for the Retail Class of shares is $25,000. This minimum initial investment for Retail Class shares does not apply to purchases through certain financial intermediaries, including, but not limited to, certain financial advisers, broker dealers, 401(k) alliances, wrap programs, "no transaction fee" programs, bank trust departments, financial consultants and insurance companies. The minimum investment for Institutional Class shares and Retail Class shares may be waived in whole or in part by Loomis Sayles in its sole discretion. Subsequent investments in either class of shares must be at least $50.

  Shares of the Fund may be purchased by (i) cash, (ii) exchanging Institutional Class shares of any other Fund that is a series of the trust (for Institutional Class shares of the Fund) and Retail Class Shares of any other fund that is a series of the trust (for Retail Class shares of the Fund), provided the value of the shares exchanged meets the investment minimum of the Class of shares of the Fund into which the exchange is made, (iii) exchanging securities on deposit with a custodian acceptable to Loomis Sayles or (iv) a combination of such securities and cash. Loomis Sayles will not approve the acceptance of securities in exchange for shares of the Fund unless
(1) Loomis Sayles, in its sole discretion, believes the securities are appropriate investments for the Fund; (2) the investor represents and agrees that all securities offered to the Fund can be resold by the Fund without restriction under the Securities Act of 1933, as amended (the "Securities Act") or otherwise; and (3) the securities are eligible to be acquired under the Fund's investment policies and restrictions. No investor owning 5% or more of the Fund's shares may purchase additional shares of the Fund by exchange of securities.

  In all cases Loomis Sayles reserves the right to reject any securities that are proposed for exchange. Securities accepted by Loomis Sayles in exchange for Fund shares will be valued in the same manner as the Fund's assets as described below as of the time of the Fund's next determination of net asset value after such acceptance. All dividends and subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor from the issuer. A gain or loss for federal income tax purposes would be realized upon the exchange by an investor that is subject to federal income taxation, depending upon the investor's basis in the securities tendered. An investor who wishes to purchase shares by exchanging securities should obtain instructions by calling 800-633-3330, option 5.

  All purchases made by check should be in U.S. dollars and made payable to State Street Bank and Trust Company. Third party checks will not be accepted. When purchases are made by check or periodic account investment, redemption will not be allowed until the investment being redeemed has been in the account for 15 calendar days.

  Upon acceptance of an investor's order, BFDS opens an account, applies the payment to the purchase of full and fractional Fund shares and mails a statement of the account confirming the transaction.

  After an account has been established, an investor may send subsequent investments at any time directly to BFDS at the above address. The remittance must be accompanied by either the account identification slip detached from a statement of account or a note containing sufficient information to identify the account, i.e., the Fund name and the investor's account number or name and social security number.

  Subsequent investments can also be made by federal funds wire. Investors should instruct their banks to wire federal funds to State Street Bank and Trust Company, ABA #011000028. The text of the wire should read as follows:
"$    amount, STATE STREET BOS ATTN Mutual Funds. Credit Fund (Fund Name and
Class, Institutional or Retail), DDA #9904-622-9, Account Name, Account Number." A bank may charge a fee for transmitting funds by wire.

  The Fund and the Distributor reserve the right to reject any purchase order, including orders in connection with exchanges, for any reason which the Fund or the Distributor in its sole discretion deems appropriate. Although the Fund does not presently anticipate that it will do so, the Fund reserves the right to suspend or change the terms of the offering of its shares.

  The price an investor pays will be the per share net asset value next calculated after a proper investment order is received by the Trust's transfer or other agent or subagent. Shares of the Fund are sold with no sales charge. The net asset value of the Fund's shares is calculated once daily as of the close of regular trading on the New York Stock Exchange on each day the Exchange is open for trading, by dividing the Fund's net assets by the number of shares outstanding. Portfolio securities are valued at their market value as more fully described in the Statement of Additional Information.

  The Distributor may accept telephone orders from broker-dealers who have been previously approved by the Distributor. It is the responsibility of such broker-dealers to promptly forward purchase or redemption orders to the Distributor. Although there is no sales charge imposed by the Fund or the Distributor, broker-dealers may charge the investor a transaction-based fee or other fee for their services at either the time of purchase or the time of redemption. Such charges may vary among broker-dealers but in all cases will be retained by the broker-dealer and not remitted to the Fund.

                             SHAREHOLDER SERVICES

  The Fund offers the following shareholder services, which are more fully described in the Statement of Additional Information. Explanations and forms are available from BFDS. Telephone redemption and exchange privileges will be established automatically when an investor opens an account unless an investor elects on the application to decline the privileges. Other privileges must be specifically elected. A signature guarantee will be required to establish a privilege after an account is opened.

  FREE EXCHANGE PRIVILEGE. Institutional Class shares and Retail Class shares of the Fund may be exchanged for Institutional Class shares or Retail Class shares, respectively, of any other fund that is a series of Loomis Sayles Funds and that offers Institutional Class shares or Retail Class shares, respectively, or for shares of certain money market funds advised by New England Funds Management, L.P., an affiliate of Loomis Sayles, provided the value of the shares exchanged meets the investment minimum of the Class of shares of that Fund and, in the case of Loomis Sayles High Yield Fund and the Loomis Sayles U.S. Government Securities Fund-Institutional Class, Loomis Sayles has approved the exchange of shares. Exchanges may be made by written instructions or by telephone, unless an investor elected on the application to decline telephone exchange privileges. The exchange privilege should not be viewed as a means for taking advantage of short-term swings in the market, and the Fund reserves the right to terminate or limit the privilege of any shareholder who makes more than four exchanges in any calendar year. The Fund may terminate or change the terms of the exchange privilege at any time, upon 60 days' notice to shareholders. An exchange is a taxable event for federal income tax purposes in which a gain or loss would be realized by an investor that is subject to federal income taxation.

  RETIREMENT PLANS. The Fund's shares may be purchased by all types of tax-deferred retirement plans. Loomis Sayles makes available retirement plan forms for IRAs.

  SYSTEMATIC WITHDRAWAL PLAN. If the value of an account is at least $25,000, an investor may have periodic cash withdrawals automatically paid to the investor or any person designated by the investor.

  AUTOMATIC INVESTMENT PLAN. Voluntary monthly investments of at least $50 may be made automatically by pre-authorized withdrawals from an investor's checking account.

                             HOW TO REDEEM SHARES

  An investor can redeem shares by sending a written request to Boston Financial Data Services, Inc., P.O. Box 8314, Boston, Massachusetts 02266. As described below, an investor may also redeem shares by calling BFDS at 800-626-9390. Proceeds resulting from a written or telephone redemption request can be wired to an investor's bank account or sent by check in the name of the registered owners to their record address.

  The written request must include the name of the Fund, the account number, the exact name(s) in which the shares are registered, and the number of shares or the dollar amount to be redeemed. All owners of the shares must sign the request in the exact names in which the shares are registered (this appears on an investor's confirmation statement) and should indicate any special capacity in which they are signing (such as trustee or custodian or on behalf of a partnership, corporation or other entity). Investors requesting that redemption proceeds be wired to their bank accounts must provide specific wire instructions.

  If (1) an investor is redeeming shares worth more than $50,000, (2) an investor is requesting that the proceeds check be made out to someone other than the registered owners or be sent to an address other than the record address, (3) the account registration has changed within the last 30 days or
(4) an investor is instructing us to wire the proceeds to a bank account not designated on the application, the investor must have his or her signature guaranteed by an eligible guarantor. This requirement may be waived by Loomis Sayles in its sole discretion. Eligible guarantors include commercial banks, trust companies, savings associations, credit unions and brokerage firms that are members of domestic securities exchanges. Before submitting the redemption request, an investor should verify with the guarantor institution that it is an eligible guarantor. Signature guarantees by notaries public are not acceptable.

  When an investor telephones a redemption request, the proceeds are wired to the bank account previously chosen by the investor. A wire fee (currently $5) will be deducted from the proceeds. A telephonic redemption request must be received by BFDS prior to the close of regular trading on the New York Stock Exchange. If an investor telephones a request to BFDS after the Exchange closes or on a day when the Exchange is not open for business, BFDS cannot accept the request and a new one will be necessary.

  If an investor decides to change the bank account to which proceeds are to be wired, the investor must send in this change in writing with a signature guarantee. Telephonic redemptions may only be made if the investor's bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. Unless an investor indicates otherwise on the account application, BFDS will be authorized to act upon redemption and exchange instructions received by telephone from the investor or any person claiming to act as the investor's representative who can provide BFDS with the investor's account registration and address as it appears on the records of State Street Bank. BFDS will employ these or other reasonable procedures to confirm that instructions communicated by telephone are genuine; the Fund, State Street Bank, BFDS, the Distributor and Loomis Sayles will not be liable for any losses due to unauthorized or fraudulent instructions if these or other reasonable procedures are followed. For information, consult BFDS. In times of heavy market activity, an investor who encounters difficulty in placing a redemption or exchange order by telephone may wish to place the order by mail as described above.

  The redemption price will be the net asset value per share next determined after the redemption request and any necessary special documentation are received by BFDS in proper form.

  Proceeds resulting from a written redemption request will normally be mailed to an investor within seven days after receipt of the investor's request in good order. Telephonic redemption proceeds will normally be wired to an investor's bank on the first business day following receipt of a proper redemption request. If an investor purchased shares by check and the check was deposited less than 15 days prior to the redemption request, the Fund may withhold redemption proceeds until the check has cleared.

  The Fund may suspend the right of redemption and may postpone payment for more than seven days when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by the SEC for the protection of investors.

                    CALCULATION OF PERFORMANCE INFORMATION

  "Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund. Total return may also be presented for other periods.

             DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES

  The Fund declares and pays net investment income to shareholders as dividends annually. The Fund also distributes all of its net capital gains realized from the sale of portfolio securities. Any capital gain distributions are normally made annually, but may, to the extent permitted by law, be made more frequently as deemed advisable by the trustees of the Trust. The Trust's trustees may change the frequency with which the Fund declares or pays dividends.

  Dividends and capital gain distributions will automatically be reinvested in additional shares of the Fund unless an investor has elected to receive cash. The Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As such, so long as the Fund distributes substantially all its net investment income and net capital gains to its shareholders, the Fund itself does not pay any federal income tax to the extent such income and gains are so distributed.


  An investor's income dividends and short-term capital gain distributions (that is, net gains from securities held for not more than a year) are taxable as ordinary income whether distributed in cash or additional shares. Distributions designated by all Funds as deriving from net gains on securities held for more than one year will be taxable as such (generally at a 20% rate for noncorporate shareholders) whether distributed in cash or additional shares and regardless of how long an investor has owned shares of the Fund.

  A dividend or distribution made shortly after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him or her as described above. If a shareholder held shares six months or less and during that period received a distribution of net capital gains, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.

  The Fund is required to withhold 31% of any redemption proceeds (including the value of shares exchanged) and all income dividends and capital gain distributions it pays to an investor (1) if an investor does not provide a correct, certified taxpayer identification number, (2) if the Fund is notified that an investor has underreported income in the past, or (3) if an investor fails to certify to the Fund that the investor is not subject to such withholding.

  Certain designated dividends from the Funds are expected to be eligible for the dividends-received deduction for corporate shareholders that meet a holding period requirement.

  State Street Bank will send each investor and the IRS an annual statement detailing federal tax information, including information about dividends and distributions paid to the investor during the preceding year. Be sure to keep this statement as a permanent record. A fee may be charged for any duplicate information that an investor requests.

NOTE: The foregoing summarizes certain tax consequences of investing in the Funds. Before investing, an investor should consult his or her own tax adviser for more information concerning the federal, foreign, state and local tax consequences of investing in, redeeming or exchanging Fund shares.

INVESTMENT ADVISER
Loomis, Sayles & Company, L.P.
One Financial Center Boston,
Massachusetts 02111

DISTRIBUTOR
Loomis Sayles Distributors, L.P.
One Financial Center Boston,
Massachusetts 02111

TRANSFER AND DIVIDEND PAYING AGENT
AND CUSTODIAN OF ASSETS
State Street Bank and Trust Company
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT FOR
STATE STREET BANK AND TRUST COMPANY
Boston Financial Data Services, Inc.
P.O. Box 8314 Boston, Massachusetts 02266

LEGAL COUNSEL
Ropes & Gray
One International Place
Boston, Massachusetts 02110


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP One Post Office
Square Boston, Massachusetts 02109

[LOGO OF LOOMIS SAYLES FUNDS APPEARS HERE]

 ONE FINANCIAL CENTER . BOSTON, MASSACHUSETTS 02111 . (800) 633-3330

THE LOOMIS SAYLES FUNDS

 INSTITUTIONAL CLASS SHARES OF LOOMIS SAYLES BOND FUND

PROSPECTUS
                                                           JANUARY 1, 1999

LOOMIS SAYLES BOND FUND
  Loomis Sayles Bond Fund (the "Fund") is a series of Loomis Sayles Funds (the "Trust"), a registered open-end management investment company, and is a no-load mutual fund. Loomis, Sayles & Company, L.P. ("Loomis Sayles") is the investment adviser of the Fund.

  The Fund offers three classes of shares: an Institutional Class that is described in this Prospectus, a Retail Class, which has a lower investment minimum, bears higher expenses, and is described in a separate prospectus, and an Admin Class, bearing higher expenses than the Institutional or Retail Class, that is described in a separate prospectus. This Prospectus concisely describes the information that an investor should know before investing in the Institutional Class shares of the Fund. Please read it carefully and keep it for future reference. A Statement of Additional Information (SAI) dated January 1, 1999, as revised from time to time, is available free of charge; write to Loomis Sayles Distributors, L.P. (the "Distributor"), One Financial Center, Boston, Massachusetts 02111 or telephone 800-633-3330. The SAI, which contains more detailed information about the Fund, has been filed with the Securities and Exchange Commission (the "SEC") and is available along with other related materials on the SEC's Internet Website (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the Prospectus). To obtain more information about the Retail Class or Admin Class of shares, please call the Distributor toll-free at 800-633-3330, contact your financial intermediary, or visit our Internet Website (http://www.loomissayles.com).

  For information about:                    For all other information about
   .Establishing an account                 the Funds:
   .Account procedures and status           CALL 800-633-3330
   .Exchanges
   .Shareholder services
  CALL 800-626-9390

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
SUMMARY OF EXPENSES.......................................................   3
FINANCIAL HIGHLIGHTS......................................................   4
THE TRUST.................................................................   5
INVESTMENT OBJECTIVES AND POLICIES........................................   5
MORE INFORMATION ABOUT THE FUND'S INVESTMENTS AND RISK CONSIDERATIONS.....   6
THE FUND'S INVESTMENT ADVISER.............................................  16
FUND EXPENSES.............................................................  16
PORTFOLIO TRANSACTIONS....................................................  17
HOW TO PURCHASE SHARES....................................................  17
SHAREHOLDER SERVICES......................................................  20
HOW TO REDEEM SHARES......................................................  20
CALCULATION OF PERFORMANCE INFORMATION....................................  22
DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES...........................  23
APPENDIX A
  DESCRIPTION OF BOND RATINGS.............................................  25

                              SUMMARY OF EXPENSES
                (FOR AN INSTITUTIONAL CLASS SHARE OF THE FUND)

  The following information is provided as an aid in understanding the various expenses that an investor in the Fund will bear indirectly. The information is based on expenses for the Fund's most recent fiscal year. The information below should not be considered a representation of past or future expenses, as actual expenses may be greater or less than those shown. Also, the 5% annual return assumed in the Example should not be considered a representation of investment performance, as actual performance will vary.

 Shareholder Transaction Expenses:
 Maximum Sales Load Imposed on Purchases (as % of offering price)...  none
 Maximum Sales Load Imposed on Reinvested Dividends (as % of
  offering price)...................................................  none
 Maximum Deferred Sales Load (as % of original purchase price or redemption proceeds)..............................................  none
 Redemption Fees/1.............................................../..  none
 Exchange Fees......................................................  none
 Annual Fund Operating Expenses (as a percentage of average net assets):
 Management Fees....................................................   .60%
 12b-1 Fees.........................................................  none
 Other Operating Expenses (after expense reimbursements)............   .15%(/2/)
 Total Fund Operating Expenses (after expense reimbursements).......   .75%(/2/)
 Example:
 An investor would pay the following expenses on a $1,000 investment assuming a 5% annual return (with or without a redemption at the end of each time period):
 One Year...........................................................   $ 8
 Three Years........................................................   $24
 Five Years.........................................................   $42
 Ten Years..........................................................   $93

-----------
/1/A $5 charge applies to any wire transfer of redemption proceeds.

/2/Loomis Sayles has voluntarily agreed, for an indefinite period, to limit the Bond Fund's Total Operating Expenses to 0.75%. Without this agreement, Other Operating Expenses and Total Operating Expenses would have been 0.16% and 0.76%, respectively.

                             FINANCIAL HIGHLIGHTS
                 (FOR AN INSTITUTIONAL CLASS SHARE OF THE FUND
                 OUTSTANDING THROUGHOUT THE INDICATED PERIODS)

  The financial highlights table that follows has been audited by PricewaterhouseCoopers LLP, independent accountants. The following information should be read in conjunction with the financial highlights, financial statements and the notes thereto contained in the Fund's 1998 Annual Report, which is incorporated by reference in this Prospectus and the Statement of Additional Information.

                           NINE MONTHS                                                              MAY 16**
                              ENDED                      YEAR ENDED DEC. 31,                           TO
                          SEPTEMBER 30*, ---------------------------------------------------------  DEC. 31,
                               1998         1997       1996      1995     1994     1993     1992      1991
                          -------------- ----------  --------  --------  -------  -------  -------  --------
Net asset value,
 beginning of period....    $    12.83   $    12.38  $  12.29  $  10.05  $ 11.37  $ 10.36  $ 10.23   $10.00
                            ----------   ----------  --------  --------  -------  -------  -------   ------
Income from investment
 operations--
 Net investment income
  (loss)................          0.69         0.86      0.86      0.82     0.83     0.84     0.76     0.52
 Net realized and
  unrealized gain (loss)
  on investments........         (0.78)        0.67      0.35      2.32    (1.29)    1.43     0.67     0.36
                            ----------   ----------  --------  --------  -------  -------  -------   ------
 Total from investment
  operations............         (0.09)        1.53      1.21      3.14    (0.46)    2.27     1.43     0.88
                            ----------   ----------  --------  --------  -------  -------  -------   ------
 Less distributions--
 Dividends from net
  investment income.....         (0.44)       (0.86)    (0.86)    (0.82)   (0.84)   (0.81)   (0.76)   (0.52)
 Distributions in excess
  of net investment
  income................          0.00         0.00      0.00      0.00    (0.02)    0.00     0.00     0.00
 Distributions from net
  realized capital
  gains.................          0.00        (0.22)    (0.26)    (0.08)    0.00    (0.45)   (0.54)   (0.13)
                            ----------   ----------  --------  --------  -------  -------  -------   ------
 Total distributions....         (0.44)       (1.08)    (1.12)    (0.90)   (0.86)   (1.26)   (1.30)   (0.65)
                            ----------   ----------  --------  --------  -------  -------  -------   ------
Net asset value, end of
 period.................    $    12.30   $    12.83  $  12.38  $  12.29  $ 10.05  $ 11.37  $ 10.36   $10.23
                            ==========   ==========  ========  ========  =======  =======  =======   ======
Total return (%)***.....          (0.9)++      12.7      10.3      32.0     (4.1)    22.2     14.3      8.9
Net assets, end of
 period (000)...........    $1,455,312   $1,261,910  $541,244  $255,710  $82,985  $64,222  $18,472   $9,922
Ratio of operating
 expenses to average net
 assets (%)****.........          0.75+        0.75      0.75      0.79     0.84     0.94     1.00     1.00+
Ratio of net investment
 income to average net
 assets (%).............          7.34+        7.36      7.93      8.34     7.92     8.26     7.50     8.97+
Portfolio turnover rate
 (%)....................            24++         41        42        35       87      170      101      126
Without giving effect to
 voluntary expense
 limitations:
 The ratio of operating
  expenses to average
  net assets would have
  been (%)..............          0.76+        0.77      0.75      0.79     0.84     0.94     1.55     1.78+
 Net investment income
  per share would have
  been..................    $     0.69   $     0.85  $   0.86  $   0.82  $  0.83  $  0.84  $  0.70   $ 0.47

-----------

   * The Fund's fiscal year-end changed to September 30 from December 31.

  ** Commencement of investment operations.

 *** Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses.

**** The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses would have been higher.
   + Computed on an annualized basis.

  ++ Periods less than one year are not annualized.

NOTE: Further information about the Fund's performance is contained in the Fund's annual report to shareholders, which may be obtained without charge.

                                   THE TRUST

  The Fund is a series of Loomis Sayles Funds (the "Trust"). The Trust is a diversified open-end management investment company organized as a Massachusetts business trust on February 20, 1991. The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest in multiple series. Shares are freely transferable and entitle shareholders to receive dividends as determined by the Trust's board of trustees and to cast a vote for each share held at shareholder meetings. The Trust does not generally hold shareholder meetings and will do so only when required by law. Shareholders may call meetings to consider removal of the Trust's trustees.

                       INVESTMENT OBJECTIVE AND POLICIES

  The Fund's investment objective is high total investment return through a combination of current income and capital appreciation.

  The Fund seeks to achieve its objective by normally investing substantially all of its assets in fixed income securities, although up to 20% of its total assets may be invested in preferred stocks. At least 65% of the Fund's total assets will normally be invested in bonds. The fixed income securities in which the Fund may invest include corporate securities, securities issued or guaranteed by the U.S. Government or its authorities or instrumentalities ("U.S. Government Securities"), commercial paper, zero coupon securities, mortgage-backed securities, stripped mortgage-backed securities, collateralized mortgage obligations ("CMOs"), asset-backed securities, real estate investment trusts ("REITs"), when-issued securities, Rule 144A securities, repurchase agreements and convertible securities. The Fund may engage in options and futures transactions, repurchase transactions, foreign currency hedging transactions and swap transactions.

  The Fund may invest any portion of its assets in securities of Canadian issuers, and up to 20% of its total assets in securities of other foreign issuers. The Fund may also invest up to 35% of its total assets in securities of below investment grade quality (commonly known as "junk bonds"). Securities of below investment grade quality are securities rated below the top four rating categories by each major rating agency that has rated the security, including securities in the lowest rating categories, and unrated securities that Loomis Sayles determines to be of comparable quality.

  The percentages of the Fund's assets invested as of September 30, 1998, in securities assigned to the various rating categories by Standard & Poor's and Moody's Investors Service, Inc. ("Moody's") at the time of purchase or, if unrated, determined by Loomis Sayles to be of comparable quality, were as follows:

               STANDARD & POOR'S MOODY'S
               ----------------- -------
      AAA/Aa            %            %
      AA/Aa             %            %
      A/A               %            %
      BBB/Baa           %            %
      BB/Ba             %            %
      B/B               %            %
      CCC/Caa           %            %
      C/Ca              %            %
      D                 %

  For temporary defensive purposes, the Fund may invest any portion of its assets in fixed income securities, cash or any other securities deemed appropriate by Loomis Sayles. Except for the Fund's investment objective, and any investment policies that are identified as "fundamental," all of the investment policies of the Fund may be changed without a vote of Fund shareholders.

                 MORE INFORMATION ABOUT THE FUND'S INVESTMENTS
                            AND RISK CONSIDERATIONS

DEBT AND OTHER FIXED INCOME SECURITIES

  The Fund may invest in fixed income securities of any maturity. Fixed income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed income securities include securities issued by federal, state, local and foreign governments and related agencies, and by a wide range of private issuers. Because interest rates vary, it is impossible to predict the income of a Fund that invests in fixed income securities for any particular period. The net asset value of such a Fund's shares will vary as a result of changes in the value of the securities in the Fund's portfolio.

  Fixed income securities are subject to market and credit risk. Market risk relates to changes in a security's value as a result of changes in interest rates generally. In general, the values of fixed income securities increase when prevailing interest rates fall and decrease when interest rates rise. Credit risk relates to the ability of the issuer to make payments of principal and interest.

U.S. GOVERNMENT SECURITIES

  U.S. Government Securities have different kinds of government support. For example, some U.S. Government Securities, such as U.S. Treasury bonds, are supported by the full faith and credit of the United States, whereas certain other U.S. Government Securities issued or guaranteed by federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States.

  Although U.S. Government Securities generally do not involve the credit risks associated with other types of fixed income securities, the market values of U.S. Government Securities do go up and down as interest rates change. Thus, for example, the value of an investment in a Fund that holds U.S. Government Securities may fall during times of rising interest rates. Yields on U.S. Government Securities tend to be lower than those on corporate securities of comparable maturities.

  Some U.S. Government Securities, such as Government National Mortgage Association Certificates ("GNMA"), are known as "mortgage-backed" securities. Interest and principal payments on the mortgages underlying mortgage-backed U.S. Government Securities are passed through to the holders of the security. If the Fund purchases mortgage-backed securities at a discount or a premium, the Fund will recognize a gain or loss when the payments of principal, through prepayment or otherwise, are passed through to the Fund and, if the payment occurs in a period of falling interest rates, the Fund may not be able to reinvest the payment at as favorable an interest rate. As a result of these principal prepayment features, mortgage-backed securities are generally more volatile investments than many other fixed income securities.

  In addition to investing directly in U.S. Government Securities, the Fund may purchase certificates of accrual or similar instruments ("strips") evidencing undivided ownership interests in interest payments or principal payments, or both, in U.S. Government Securities. These investment instruments may be highly volatile.

LOWER RATED FIXED INCOME SECURITIES

  The Fund may invest up to 35% of its total assets in securities rated below investment grade (commonly referred to as "junk bonds"). A security will be treated as being of investment grade quality if at the time the Fund acquires it at least one major rating agency has rated the security in its top four rating categories (even if another such agency has issued a lower rating), or if the security is unrated but Loomis Sayles determines it to be of investment grade quality. Lower rated fixed income securities generally provide higher yields, but are subject to greater credit and market risk, than higher quality fixed income securities. Lower rated fixed income securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of a Fund investing in lower rated fixed income securities may be more dependent on Loomis Sayles' own credit analysis than is the case with higher quality bonds. The market for lower rated fixed income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower rated fixed income securities. This lack of liquidity at certain times may affect the values of these securities and may make the evaluation and sale of these securities more difficult. Securities in the lowest rating categories may be in poor standing or in default. Securities in the lowest investment grade category (BBB or Baa) have some speculative characteristics.

  For more information about the ratings services' descriptions of the various rating categories, see Appendix A.

COMMON STOCKS AND OTHER EQUITY SECURITIES

  Common stocks and similar equity securities, such as warrants and convertibles, are volatile and more risky than some other forms of investment. The value of an investment in a Fund that invests in equity securities may sometimes decrease. Equity securities of companies with relatively small market capitalization may be more volatile than the securities of larger, more established companies and than the broad equity market indexes.

ZERO COUPON SECURITIES

  The Fund may invest in "zero coupon" fixed income securities. These securities accrue interest at a specified rate, but do not pay interest in cash on a current basis. The Fund is required to distribute the income on these securities to Fund shareholders as the income accrues, even though the Fund is not receiving the income in cash on a current basis. Thus the Fund may have to sell other investments to obtain cash to make income distributions at times when Loomis Sayles would not otherwise deem it advisable to do so. The market value of zero coupon securities is often more volatile than that of non-zero coupon fixed income securities of comparable quality and maturity.

MORTGAGE-BACKED SECURITIES

  The Fund may invest in mortgage-backed securities, such as GNMA or Fannie Mae certificates, which differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if the Fund purchases these assets at a premium, a faster-than-expected prepayment rate will reduce yield to maturity, and a slower-than-expected prepayment rate will increase yield to maturity. If the Fund purchases mortgage-backed securities at a discount, faster-than-expected prepayments will increase, and slower-than-expected prepayments will reduce, yield to maturity. Prepayments, and resulting amounts available for reinvestment by the Fund, are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates. Accelerated prepayments on securities purchased at a premium may result in a loss of principal if the premium has not been fully amortized at the time of prepayment. Although these securities will decrease in value as a result of increases in interest rates generally, they are likely to appreciate less than other fixed-income securities when interest rates decline because of the risk of prepayments.

STRIPPED MORTGAGE-BACKED SECURITIES

  The Fund may invest in interest-only and principal-only ("IOs" and "POs") classes of mortgage-backed securities. The yield to maturity on an IO or PO is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurably adverse effect on the Fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IOs experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.

  The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the Fund's ability to buy or sell those securities at any particular time.

COLLATERALIZED MORTGAGE OBLIGATIONS

  The Fund may invest in CMOs. A CMO is a security backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. CMOs may be issued either by U.S. Government instrumentalities or by non-governmental entities. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMOs first to mature generally will be retired prior to its maturity. As with other mortgage-backed securities, the early retirement of a particular class or series of CMOs held by the Fund could involve the loss of any premium the Fund paid when it acquired the investment and could result in the Fund's reinvesting the proceeds at a lower interest rate than the retired CMO paid. Because of the early retirement feature, CMOs may be more volatile than many other fixed-income investments.

ASSET-BACKED SECURITIES

  The Fund may invest in asset-backed securities. Through the use of trusts and special purpose corporations, automobile and credit card receivables are securitized in pass-through structures similar to mortgage pass-through structures or in a pass-through structure similar to the CMO structure. Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, the Fund will ordinarily reinvest the prepaid amounts in securities the yields of which reflect interest rates prevailing at the time. Therefore, the Fund's ability to maintain a portfolio that includes high-yielding asset-backed securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities that have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss.

WHEN-ISSUED SECURITIES

  The Fund may purchase securities on a "when-issued" basis. This means that the Fund will enter into a commitment to buy the security before the security has been issued. The Fund's payment obligation and the interest rate on the security are determined when the Fund enters into the commitment. The security is typically delivered to the Fund 15 to 120 days later. No interest accrues on the security between the time the Fund enters into the commitment and the time the security is delivered. If the value of the security being purchased falls between the time the Fund commits to buy it and the payment date, the Fund may sustain a loss. The risk of this loss is in addition to the Fund's risk of loss on the securities actually in its portfolio at the time. In addition, when the Fund buys a security on a when-issued basis, it is subject to the risk that market rates of interest will increase before the time the security is delivered, with the result that the yield on the security delivered to the Fund may be lower than the yield available on other, comparable securities at the time of delivery. If the Fund has outstanding obligations to buy when-issued securities, it will maintain liquid assets in a segregated account at its custodian bank in an amount sufficient to satisfy these obligations.

CONVERTIBLE SECURITIES

  Convertible securities include corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities at a stated price or rate. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their value will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity security, however, so that when the price of the underlying equity security falls, the decline in the price of the convertible security may sometimes be less substantial than that of the underlying equity security. Due to the conversion feature, convertible securities generally yield less than nonconvertible fixed income securities of similar credit quality and maturity. The Fund's investment in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock at a specified date and conversion ratio, or that are convertible at the option of the issuer. Because conversion is not at the option of the holder, the Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock has declined substantially.

REAL ESTATE INVESTMENT TRUSTS

  The Fund may invest in REITs. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, risks of default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code, and failing to maintain their exemptions from registration under the Investment Company Act of 1940 (the "1940 Act").

  Investment in REITs involves risk similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger securities.

RULE 144A SECURITIES

  The Fund may invest in Rule 144A securities, which are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless Loomis Sayles has determined, under guidelines established by the Trust's trustees, that the particular issue of Rule 144A securities is liquid.

FOREIGN SECURITIES

  The Fund may invest in securities of issuers organized or headquartered outside the United States ("foreign securities"). The Fund may invest any portion of its assets in securities of Canadian issuers, but will not purchase foreign securities other than those of Canadian issuers if, as a result, the Fund's holdings of non-U.S. and non-Canadian securities would exceed 20% of the Fund's total assets.

  Although investing in foreign securities may increase the Fund's diversification and reduce portfolio volatility, foreign securities may present risks not associated with investments in comparable securities of U.S. issuers. There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than in the United States. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The Fund's receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

  The Fund's investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

  Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of a Fund investing in these securities may be affected favorably or unfavorably by changes in currency exchange rates, exchange control regulations or foreign withholding taxes. Changes in the value relative to the U.S. dollar of a foreign currency in which the Fund's holdings are denominated will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution.

  In addition, although part of the Fund's income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of the dividend, the Fund could be required to liquidate portfolio securities to pay the dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund accrues expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

  In determining whether to invest assets of the Fund in securities of a particular foreign issuer, Loomis Sayles will consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax law may reduce a Fund's net income available for distribution to shareholders.

FOREIGN CURRENCY HEDGING TRANSACTIONS

  The Fund may engage in foreign currency exchange transactions to protect the value of specific portfolio positions or in anticipation of changes in relative values of currencies in which current or future Fund portfolio holdings are denominated or quoted. For example, to protect against a change in the foreign currency exchange rate between the date on which the Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, or to "lock in" the equivalent of a dividend or interest payment in another currency, the Fund might purchase or sell a foreign currency on a spot (that is, cash) basis at the prevailing spot rate. If conditions warrant, the Fund may also enter into private contracts to purchase or sell foreign currencies at a future date ("forward contracts"). The Fund might also purchase exchange-listed and over-the-counter call and put options on foreign currencies. Over-the-counter currency options are generally less liquid than exchange-listed options, and will be treated as illiquid assets. The Fund may not be able to dispose of over-the-counter options readily.

  Foreign currency transactions involve costs and may result in losses.

SWAP TRANSACTIONS

  The Fund may enter into interest rate or currency swaps. The Fund will enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies. The Fund will maintain liquid assets in a segregated custodial account to cover its current obligations under swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which the Fund and a swap counterparty enter as principals, the Fund may experience a loss or delay in recovering assets if the counterparty were to default on its obligations.

OPTIONS AND FUTURES TRANSACTIONS

  The Fund may buy, sell or write options on securities, securities indexes, currencies or futures contracts and may buy and sell futures contracts on securities, securities indexes or currencies. The Fund may engage in these transactions either for the purpose of enhancing investment return, or to hedge against changes in the value of other assets that the Funds own or intend to acquire. Options and futures fall into the broad category of financial instruments known as "derivatives" and involve special risks. Use of options or futures for other than hedging purposes may be considered a speculative activity, involving greater risks than are involved in hedging.

  Options can generally be classified as either "call" or "put" options. There are two parties to a typical options transaction: the "writer" and the "buyer." A call option gives the buyer the right to buy a security or other asset (such as an amount of currency or a futures contract) from, and a put option gives the buyer the right to sell a security or other asset to, the option writer at a specified price, on or before a specified date. The buyer of an option pays a premium when purchasing the option, which reduces the return on the underlying security or other asset if the option is exercised, and results in a loss if the option expires unexercised. The writer of an option receives a premium from writing an option, which may increase its return if the option expires or is closed out at a profit. If the Fund as the writer of an option is unable to close out an unexpired option, it must continue to hold the underlying security or other asset until the option expires, to "cover" its obligation under the option.

  A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of the type of instrument or cash at the time and in the amount specified in the contract. Although many futures contracts call for the delivery (or acceptance) of the specified instrument, futures are usually closed out before the settlement date through the purchase (or sale) of a comparable contract. If the price of the sale of the futures contract by the Fund exceeds (or is less than) the price of the offsetting purchase, the Fund will realize a gain (or loss).

  The value of options purchased by a Fund and futures contracts held by the Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund's portfolio. All transactions in options and futures involve the possible risk of loss to the Fund of all or a significant part of the value of its investment. In some cases, the risk of loss may exceed the amount of the Fund's investment. When the Fund writes a call option or sells a futures contract without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. The Fund will be required, however, to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy its obligations under options and futures contracts.

  The successful use of options and futures will usually depend on Loomis Sayles' ability to forecast stock market, currency or other financial market movements correctly. The Fund's ability to hedge against adverse changes in the value of securities held in its portfolio through options and futures also depends on the degree of correlation between changes in the value of futures or options positions and changes in the values of the portfolio securities. The successful use of futures and exchange traded options also depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time. In the case of options that are not traded on an exchange ("over-the-counter" options), the Fund is at risk that the other party to the transaction will default on its obligations, or will not permit the Fund to terminate the transaction before its scheduled maturity. As a result of these characteristics, the Fund will treat most over-the-counter options (and the assets it segregates to cover its obligations thereunder) as illiquid.

  The options and futures markets of foreign countries are small compared to those of the United States and consequently are characterized in most cases by less liquidity than are the U.S. markets. In addition, foreign markets may be subject to less detailed reporting requirements and regulatory controls than U.S. markets. Furthermore, investments in options in foreign markets are subject to many of the same risks as other foreign investments. See "Foreign Securities" above.

REPURCHASE AGREEMENTS

  The Fund may invest in repurchase agreements. In repurchase agreements, the Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. Such transactions afford an opportunity for the Fund to earn a return on available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligations to repurchase.

YEAR 2000

  Many computer software systems in use today cannot properly process date-related information from and after January 1, 2000. Should any of the computer systems employed by the Fund's major service providers fail to process this type of information properly, that could have a negative impact on the Fund's operations and the services that are provided to the Fund's shareholders. Loomis Sayles and the Distributor have each advised the Fund that they are reviewing all of their computer systems with the goal of modifying or replacing such systems prior to January 1, 2000, to the extent necessary to foreclose any such negative impact. In addition, Loomis Sayles has been advised by the Fund's custodian that it is also in the process of reviewing its systems with the same goal. As of the date of this prospectus, the Fund and Loomis Sayles have no reason to believe that these goals will not be achieved. Similarly, the values of certain of the portfolio securities held by the Fund may be adversely affected by the inability of the securities' issuers or of third parties to process this type of information properly.

                         THE FUNDS' INVESTMENT ADVISER

  The Fund's investment adviser is Loomis Sayles, One Financial Center, Boston, Massachusetts 02111. Founded in 1926, Loomis Sayles is one of the country's oldest and largest investment firms. The general partner of Loomis Sayles is a special purpose corporation that is an indirect wholly-owned subsidiary of Nvest Companies, L.P. ("Nvest Companies"). Nvest Companies' managing general partner, Nvest Corporation, is a direct wholly-owned subsidiary of Metropolitan Life Insurance Company ("Met Life"), a mutual life insurance company. Nvest Companies' advising general partner, Nvest, L.P., is a publicly traded company listed on the New York Stock Exchange. Nvest Corporation is the sole general partner of Nvest L.P.

  In addition to selecting and reviewing the Fund's investments, Loomis Sayles provides executive and other personnel for the management of the Fund. The Loomis Sayles Funds' board of trustees supervises Loomis Sayles' conduct of the affairs of the Fund.


  As of October 31, 1998, Charles Schwab & Co. Inc. owned 48% of the Bond Fund. Shareholders holding more than 25% of a Fund's shares may be deemed to control the relevant Fund.

  Daniel J. Fuss, President of the Trust and Executive Vice President of Loomis Sayles, has served as the portfolio manager of the Bond Fund since its commencement of investment operations in 1991. Kathleen C. Gaffney, Vice President of the Trust and Loomis Sayles, has served as associate portfolio manager of the Bond Fund since October 1997. Both Mr. Fuss and Ms. Gaffney have been employed by Loomis Sayles for more than five years.

                                 FUND EXPENSES

  The Fund pays Loomis Sayles a monthly investment advisory fee of .60% of the Fund's average daily net assets. In addition to the investment advisory fee, the Fund pays all expenses not expressly assumed by Loomis Sayles, including taxes, brokerage commissions, fees and expenses of registering or qualifying the Fund's shares under federal and state securities laws, fees of the Fund's custodian, transfer agent, independent accountants and legal counsel, expenses of shareholders' and trustees' meetings, expenses of preparing, printing and mailing prospectuses to existing shareholders and fees of trustees who are not directors, officers or employees of Loomis Sayles or its affiliated companies.

  Loomis Sayles has voluntarily agreed, for an indefinite period, to reduce its advisory fees and/or bear other Fund expenses to the extent necessary to limit total annual operating expenses of the Institutional Class shares of the Fund to .75% of the Fund's average daily net assets. Loomis Sayles may change or terminate this voluntary arrangement at any time, but the Fund's Prospectus would be supplemented to describe the change.

  Loomis Sayles may pay certain broker-dealers and financial intermediaries whose customers own shares of the Funds a continuing fee in an amount of up to
 .25% annually of the value of Fund shares held for those customers' accounts. These fees are paid by Loomis Sayles out of its own assets and are not assessed against the Fund.

                            PORTFOLIO TRANSACTIONS

  Portfolio turnover considerations will not limit Loomis Sayles' investment discretion in managing the Fund's assets. The Fund anticipates that its portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions. High portfolio turnover may involve higher costs and higher levels of taxable gains.

                            HOW TO PURCHASE SHARES

  An investor may make an initial purchase of shares of the Fund by submitting a completed application form and payment to:

      Boston Financial Data Services
      P.O. Box 8314
      Boston, Massachusetts 02266-8314
      Attn: Loomis Sayles Funds

  The minimum initial investment for the Institutional Class of shares of the Fund is $25,000. A $2,500 minimum investment applies to the current and retired trustees of the Trust, investment advisory clients of Loomis Sayles (and their directors, officers and employees), and current and retired employees of

Loomis Sayles and the parents, spouses and children of the foregoing. The minimum investment may be waived in whole or in part by Loomis Sayles in its sole discretion. Subsequent investments must be at least $50.

  Shares of the Fund may be purchased by (i) cash, (ii) exchanging Institutional Class shares of any Fund (or any other series of Loomis Sayles Funds), provided the value of the shares exchanged meets the investment minimum of the Fund into which the exchange is made, (iii) exchanging securities on deposit with a custodian acceptable to Loomis Sayles or (iv) a combination of such securities and cash. Loomis Sayles will not approve the acceptance of securities in exchange for shares of the Fund unless (1) Loomis Sayles, in its sole discretion, believes the securities are appropriate investments for the Fund; (2) the investor represents and agrees that all securities offered to the Fund can be resold by the Fund without restriction under the Securities Act of 1933, as amended (the "Securities Act") or otherwise; and (3) the securities are eligible to be acquired under the Fund's investment policies and restrictions. No investor owning 5% or more of the Fund's shares may purchase additional shares of the Fund by exchange of securities.

  In all cases Loomis Sayles reserves the right to reject any securities that are proposed for exchange. Securities accepted by Loomis Sayles in exchange for Fund shares will be valued in the same manner as the Fund's assets as described below as of the time of the Fund's next determination of net asset value after such acceptance. All dividends and subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor from the issuer. A gain or loss for federal income tax purposes would be realized upon the exchange by an investor that is subject to federal income taxation, depending upon the investor's basis in the securities tendered. An investor who wishes to purchase shares by exchanging securities should obtain instructions by calling 800-633-3330, option 5.

  All purchases made by check should be in U.S. dollars and made payable to State Street Bank and Trust Company. Third party checks will not be accepted. When purchases are made by check or periodic account investment, redemption will not be allowed until the investment being redeemed has been in the account for 15 calendar days.

  Upon acceptance of an investor's order, BFDS opens an account, applies the payment to the purchase of full and fractional Fund shares and mails a statement of the account confirming the transaction.

  After an account has been established, an investor may send subsequent investments at any time directly to BFDS at the above address. The remittance must be accompanied by either the account identification slip detached from a statement of account or a note containing sufficient information to identify the account, i.e., the Fund name and the investor's account number or name and social security number.

  Subsequent investments can also be made by federal funds wire. Investors should instruct their banks to wire federal funds to State Street Bank and Trust Company, ABA #011000028. The text of the wire should read as follows:
"$_____ amount, STATE STREET BOS ATTN Mutual Funds. Credit Fund (Fund Name and Institutional Class), DDA #9904-622-9, Account Name, Account Number." A bank may charge a fee for transmitting funds by wire.

  The Fund and the Distributor reserve the right to reject any purchase order, including orders in connection with exchanges, for any reason which the Fund or the Distributor in its sole discretion deems appropriate. Although the Fund does not presently anticipate that it will do so, the Fund reserves the right to suspend or change the terms of the offering of its shares.

  The price an investor pays will be the per share net asset value next calculated after a proper investment order is received by the Trust's transfer or other agent or subagent. Shares of the Fund are sold with no sales charge. The net asset value of the Fund's shares is calculated once daily as of the close of regular trading on the New York Stock Exchange on each day the Exchange is open for trading, by dividing the Fund's net assets by the number of shares outstanding. Portfolio securities are valued at their market value as more fully described in the Statement of Additional Information.

  The Distributor may accept telephone orders from broker-dealers who have been previously approved by the Distributor. It is the responsibility of such broker-dealers to promptly forward purchase or redemption orders to the Distributor. Although there is no sales charge imposed by the Fund or the Distributor, broker-dealers may charge the investor a transaction-based fee or other fee for their services at either the time of purchase or the time of redemption. Such charges may vary among broker-dealers but in all cases will be retained by the broker-dealer and not remitted to the Fund.

  The Fund also offers a Retail Class of shares that bears higher expenses. Because of its lower expenses, the Institutional Class of shares of the Fund is expected to have a higher total return than the Retail Class of shares.

  The Loomis Sayles Bond Fund also offers an Admin Class of shares that is offered exclusively through intermediaries, who will be the record owners of the shares. Because of its lower expenses, the Institutional Class of shares of the Loomis Sayles Bond Fund is expected to have a higher total return than the Admin Class of shares.

                             SHAREHOLDER SERVICES

  The Fund offers the following shareholder services, which are more fully described in the Statement of Additional Information. Explanations and forms are available from BFDS. Telephone redemption and exchange privileges will be established automatically when an investor opens an account unless an investor elects on the application to decline the privileges. Other privileges must be specifically elected. A signature guarantee will be required to establish a privilege after an account is opened.

  FREE EXCHANGE PRIVILEGE. The Institutional Class shares of the Fund may be exchanged for Institutional Class shares of any other fund that is a series of Loomis Sayles Funds and that offers Institutional Class shares or for shares of certain money market funds advised by New England Funds Management, L.P., an affiliate of Loomis Sayles, provided the value of the shares exchanged meets the investment minimum of that Fund and, in the case of the Loomis Sayles High Yield Fund and Loomis Sayles U.S. Government Securities Fund, Loomis Sayles has approved the exchange of shares. Exchanges may be made by written instructions or by telephone, unless an investor elected on the application to decline telephone exchange privileges. The exchange privilege should not be viewed as a means for taking advantage of short-term swings in the market, and the Fund reserves the right to terminate or limit the privilege of any shareholder who makes more than four exchanges in any calendar year. The Fund may terminate or change the terms of the exchange privilege at any time, upon 60 days' notice to shareholders. An exchange is a taxable event for federal income tax purposes in which a gain or loss would be realized by an investor that is subject to federal income taxation.

  RETIREMENT PLANS. The Fund's shares may be purchased by all types of tax-deferred retirement plans. Loomis Sayles makes available retirement plan forms for IRAs.

  SYSTEMATIC WITHDRAWAL PLAN. If the value of an account is at least $25,000, an investor may have periodic cash withdrawals automatically paid to the investor or any person designated by the investor.

  AUTOMATIC INVESTMENT PLAN. Voluntary monthly investments of at least $50 may be made automatically by pre-authorized withdrawals from an investor's checking account.

                             HOW TO REDEEM SHARES

  An investor can redeem shares by sending a written request to Boston Financial Data Services, Inc., P.O. Box 8314, Boston, Massachusetts 02266. Proceeds from a written request may be sent to the investor in the form of a check. As described below, an investor may also redeem shares by calling BFDS at 800-626-9390. Proceeds resulting from a telephone redemption request can be wired to an investor's bank account or sent by check in the name of the registered owners to their record address.

  The written request must include the name of the Fund, the account number, the exact name(s) in which the shares are registered, and the number of shares or the dollar amount to be redeemed. All owners of the shares must sign the request in the exact names in which the shares are registered (this appears on an investor's confirmation statement) and should indicate any special capacity in which they are signing (such as trustee or custodian or on behalf of a partnership, corporation or other entity). Shareholders requesting that redemption proceeds be wired to their bank accounts must provide specific wire instructions.

  If (1) an investor is redeeming shares worth more than $50,000, (2) an investor is requesting that the proceeds check be made out to someone other than the registered owners or be sent to an address other than the record address, (3) the account registration has changed within the last 30 days or
(4) an investor is instructing us to wire the proceeds to a bank account not designated on the application, the investor must have his or her signature guaranteed by an eligible guarantor. This requirement may be waived by Loomis Sayles in its sole discretion. Eligible guarantors include commercial banks, trust companies, savings associations, credit unions and brokerage firms that are members of domestic securities exchanges. Before submitting the redemption request, an investor should verify with the guarantor institution that it is an eligible guarantor. Signature guarantees by notaries public are not acceptable.

  When an investor telephones a redemption request, the proceeds are wired to the bank account previously chosen by the investor. A wire fee (currently $5) will be deducted from the proceeds. A telephonic redemption request must be received by BFDS prior to the close of regular trading on the New York Stock Exchange. If an investor telephones a request to BFDS after the Exchange closes or on a day when the Exchange is not open for business, BFDS cannot accept the request and a new one will be necessary.

  If an investor decides to change the bank account to which proceeds are to be wired, the investor must send in this change in writing with a signature guarantee. Telephonic redemptions may only be made if the investor's bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. Unless an investor indicates otherwise on the account application, BFDS will be authorized to act upon redemption and exchange instructions received by telephone from the investor or any person claiming to act as the investor's representative who can provide BFDS with the investor's account registration and address as it appears on the records of State Street Bank. BFDS will employ these or other reasonable procedures to confirm that instructions communicated by telephone are genuine; the Fund, State Street Bank, BFDS, the Distributor and Loomis Sayles will not be liable for any losses due to unauthorized or fraudulent instructions if these or other reasonable procedures are followed. For information, consult BFDS. In times of heavy market activity, an investor who encounters difficulty in placing a redemption or exchange order by telephone may wish to place the order by mail as described above.

  The redemption price will be the net asset value per share next determined after the redemption request and any necessary special documentation are received by BFDS in proper form.

  Proceeds resulting from a written redemption request will normally be mailed to an investor within seven days after receipt of the investor's request in good order. Telephonic redemption proceeds will normally be wired to an investor's bank on the first business day following receipt of a proper redemption request. If an investor purchased shares by check and the check was deposited less than 15 days prior to the redemption request, the Fund may withhold redemption proceeds until the check has cleared.

  The Fund may suspend the right of redemption and may postpone payment for more than seven days when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by the SEC for the protection of investors.

                    CALCULATION OF PERFORMANCE INFORMATION

  The Fund's investment performance may from time to time be included in advertisements about the Fund or Loomis Sayles Funds. "Yield" for each class of shares is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share of the class on the last day of that period.

  For purposes of calculating yield, net investment income is calculated in accordance with SEC regulations and may differ from net investment income as determined for financial reporting purposes. SEC regulations require that net investment income be calculated on a "yield-to-maturity" basis, which has the effect of amortizing any premiums or discounts in the current market value of fixed income securities. The current dividend rate is based on net investment income as determined for tax purposes, which may not reflect amortization in the same manner.

  "Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund. Total return may also be presented for other periods.

                DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES

  The Fund declares and pays dividends quarterly. The Fund also distributes all of its net capital gains realized from the sale of portfolio securities. Any capital gain distributions are normally made annually, but may, to the extent permitted by law, be made more frequently as deemed advisable by the trustees of the Trust. The Trust's trustees may change the frequency with which the Fund declares or pays dividends.

  Dividends and capital gain distributions will automatically be reinvested in additional shares of the Fund unless an investor has elected to receive cash.

  The Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As such, so long as the Fund distributes substantially all its net investment income and net capital gains to its shareholders, the Fund itself does not pay any federal income tax to the extent such income and gains are so distributed.

  An investor's income dividends and short-term capital gain distributions are taxable as ordinary income whether distributed in cash or additional shares. Distributions designated by the Fund as deriving from net gains on securities held for more than one year will be taxable as such (generally at a 20% rate for noncorporate shareholders) whether distributed in cash or additional shares and regardless of how long an investor has owned shares of the Fund.

  A dividend or distribution made shortly after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him or her as described above. If a shareholder held shares six months or less and during that period received a distribution of net capital gains, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.

  The Fund is required to withhold 31% of any redemption proceeds (including the value of shares exchanged) and all income dividends and capital gain distributions it pays (1) if an investor does not provide a correct, certified taxpayer identification number, (2) if the Fund is notified that an investor has underreported income in the past, or (3) if an investor fails to certify to the Fund that he or she is not subject to such withholding.

  Dividends derived from interest on U.S. Government Securities may be exempt from state and local taxes.

  State Street Bank will send investors and the IRS an annual statement detailing federal tax information, including information about dividends and distributions paid during the preceding year. An investor should keep this statement as a permanent record. A fee may be charged for any duplicate information requested.

NOTE: The foregoing summarizes certain tax consequences of investing in the Fund. Before investing, an investor should consult his or her own tax adviser for more information concerning the federal, foreign, state and local tax consequences of investing in, redeeming or exchanging Fund shares.

                                                                     APPENDIX A

                    DESCRIPTION OF BOND RATINGS ASSIGNED BY
                             STANDARD & POOR'S AND
                        MOODY'S INVESTORS SERVICE, INC.

STANDARD & POOR'S

                                      AAA

  This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                                      AA

  Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

                                       A

  Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

                                      BBB

  Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

                                BB, B, CCC, CC

  Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                                       C

  The rating C is reserved for income bonds on which no interest is being paid.

                                       D

  Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

                                       R

  This symbol is attached to the ratings of instruments with significant noncredit risks such as risks to principal or volatility of expected returns.

  Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC.

                                      AAA

  Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                      AA

  Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

                                       A

  Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

                                      BAA

  Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

                                      BA

  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                       B

  Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                      CAA

  Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                      CA

  Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                                       C

  Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Should no rating be assigned by Moody's, the reason may be one of the following:

 1. An application for rating was not received or accepted.

 2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

 3. There is a lack of essential data pertaining to the issue or issuer.

 4. The issue was privately placed in which case the rating is not published in Moody's publications.

  Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

INVESTMENT ADVISER
Loomis, Sayles & Company, L.P.
One Financial Center
Boston, Massachusetts 02111

DISTRIBUTOR
Loomis Sayles Distributors, L.P.
One Financial Center
Boston, Massachusetts 02111

TRANSFER AND DIVIDEND PAYING AGENT
AND CUSTODIAN OF ASSETS
State Street Bank and Trust Company
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT FOR
STATE STREET BANK AND TRUST COMPANY
Boston Financial Data Services, Inc.
P.O. Box 8314
Boston, Massachusetts 02266

LEGAL COUNSEL
Ropes & Gray
One International Place
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
One Post Office Square
Boston, Massachusetts 02109

 One Financial Center . Boston, Massachusetts 02111 . (800) 633-3330

THE LOOMIS SAYLES FUNDS--FIXED INCOME FUNDS

 RETAIL CLASS SHARES OF:

   LOOMIS SAYLES BOND FUND
   LOOMIS SAYLES GLOBAL BOND FUND

   LOOMIS SAYLES INTERMEDIATE MATURITY BOND FUND
   LOOMIS SAYLES INVESTMENT GRADE BOND FUND
   LOOMIS SAYLES SHORT-TERM BOND FUND

PROSPECTUS                                                 JANUARY 1, 1999

THE LOOMIS SAYLES FUNDS--FIXED INCOME FUNDS

  Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles In-termediate Maturity Bond Fund, Loomis Sayles Investment Grade Bond Fund and Loomis Sayles Short-Term Bond Fund (the "Funds" and each a "Fund"), each a se-ries of Loomis Sayles Funds, are separately managed, no-load mutual funds, each of which has its own investment objective and policies. Loomis, Sayles & Company, L.P. ("Loomis Sayles") is the investment adviser of each Fund.

  The Funds offer two classes of shares: a Retail Class that is described in this Prospectus, and an Institutional Class, which generally has a higher min-imum investment and bears lower expenses, that is described in a separate pro-spectus. The Loomis Sayles Bond Fund also offers a third class of shares: an Admin Class, bearing higher expenses than the Institutional or Retail Class, that is described in a separate prospectus. This Prospectus concisely de-scribes the information that an investor should know before investing in the Retail Class shares of any Fund. Please read it carefully and keep it for fu-ture reference. A Statement of Additional Information (SAI) dated January 1, 1999, as revised from time to time, is available free of charge; write to Loo-mis Sayles Distributors, L.P. (the "Distributor"), One Financial Center, Bos-ton, Massachusetts 02111 or telephone 800-633-3330. The SAI, which contains more detailed information about the Funds, has been filed with the Securities and Exchange Commission (the "SEC") and is available along with other related materials on the SEC's Internet Website (http://www.sec.gov). The SAI is in-corporated herein by reference (legally forms a part of the Prospectus). To obtain more information about the Institutional Class or Admin Class of shares, please call the Distributor toll-free at 800-633-3330, contact your financial intermediary, or visit our Internet Website (http://www.loomissayles.com).

  For information about:                    For all other information about
   . Establishing an account                the Funds:
   . Account procedures and status          CALL 800-633-3330
   . Exchanges
   . Shareholder services
  CALL 800-626-9390

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
SUMMARY OF EXPENSES.......................................................   3
FINANCIAL HIGHLIGHTS......................................................   5
THE TRUST.................................................................  10
INVESTMENT OBJECTIVES AND POLICIES........................................  10
MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS AND RISK CONSIDERATIONS.....  14
THE FUNDS' INVESTMENT ADVISER.............................................  25
FUND EXPENSES.............................................................  26
PORTFOLIO TRANSACTIONS....................................................  28
HOW TO PURCHASE SHARES....................................................  28
SHAREHOLDER SERVICES......................................................  30
HOW TO REDEEM SHARES......................................................  31
CALCULATION OF PERFORMANCE INFORMATION....................................  33
DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES...........................  33
APPENDIX A
  DESCRIPTION OF BOND RATINGS.............................................  35

                              SUMMARY OF EXPENSES
               (FOR A RETAIL CLASS SHARE OF EACH INDICATED FUND)

  The following information is provided as an aid in understanding the various expenses that an investor in a Fund will bear indirectly. The information about each Fund shown below is based on expenses for the Funds' most recent fiscal year, and should not be considered a representation of past or future expenses, as actual expenses may be greater or less than those shown. Also, the 5% annual return assumed in the Example should not be considered a representation of investment performance, as actual performance will vary.

                                                                    INTERMEDIATE
                                               BOND      GLOBAL       MATURITY
                                               FUND     BOND FUND    BOND FUND
                                               ----     ---------   ------------
Shareholder Transaction Expenses:
 Maximum Sales Load Imposed on Purchases
   (as % of offering price)..................  none       none          none
 Maximum Sales Load Imposed on Reinvested
   Dividends (as % of offering price)........  none       none          none
 Maximum Deferred Sales Load (as % of
   original purchase price or redemption
   proceeds).................................  none       none          none
 Redemption Fees/1......................../..  none       none          none
 Exchange Fees...............................  none       none          none
Annual Fund Operating Expenses
  (as a percentage of average net assets):
 Management Fees.............................   .60%       .60%          .40%
 12b-1 Fees..................................   .25%       .25%          .25%
 Other Operating Expenses (after expense
   reimbursements where indicated)...........   .15%/2/    .30%/2/       .15%/2/
 Total Fund Operating Expenses (after expense
   reimbursements where indicated)...........  1.00%/2/   1.15%/2/       .80%/2/
Example:
An investor would pay the following expenses
  on a $1,000 investment assuming a 5% annual
  return (with or without a redemption at the
  end of each time period):
 One Year....................................  $ 10       $ 12          $  8
 Three Years.................................  $ 32       $ 37          $ 26
 Five Years..................................  $ 55       $ 63          $ 44
 Ten Years...................................  $122       $140          $ 99

                                                       INVESTMENT
                                                         GRADE     SHORT-TERM
                                                       BOND FUND   BOND FUND
                                                       ----------  ----------
Shareholder Transaction Expenses:
 Maximum Sales Load Imposed on Purchases (as % of
  offering price).....................................    none        none
 Maximum Sales Load Imposed on Reinvested Dividends
  (as % of offering price)............................    none        none
 Maximum Deferred Sales Load (as % of original
  purchase price or redemption proceeds)..............    none        none
 Redemption Fees/1................................./..    none        none
 Exchange Fees........................................    none        none
Annual Fund Operating Expenses (as a percentage of
  average net assets):
 Management Fees......................................     .40%        .25%
 12b-1 Fees...........................................     .25%        .25%
 Other Operating Expenses (after expense
  reimbursements where indicated).....................     .15%/2/     .25%/2/
 Total Fund Operating Expenses (after expense
  reimbursements where indicated).....................     .80%/2/     .75%/2/
Example:
An investor would pay the following expenses on a
 $1,000 investment assuming a 5% annual return (with
 or
 without a redemption at the end of each time period):
 One Year.............................................    $  8        $  8
 Three Years..........................................    $ 26        $ 44
 Five Years...........................................    $ 44        $ 42
 Ten Years............................................    $ 99        $ 93

-----------

/1/A $5 charge applies to any wire transfer of redemption proceeds from any Fund.


/2/Loomis Sayles has voluntarily agreed, for an indefinite period, to limit the Funds' Total Operating Expenses to the percentages of average net assets shown in the table. Without this agreement, Other Operating Expenses (including 12b-1 fees) and Total Operating Expenses would have been 0.46% and 1.06%, respectively, for the Bond Fund, 1.18% and 1.78%, respectively, for the Global Bond Fund, 5.24% and 5.64%, respectively, for the Intermediate Maturity Bond Fund, 4.85% and 5.25%, respectively, for the Investment Grade Bond Fund, and 5.75% and 6.00%, respectively, for the Short-Term Bond Fund.

                             FINANCIAL HIGHLIGHTS

               (FOR A RETAIL CLASS SHARE OF EACH INDICATED FUND
                 OUTSTANDING THROUGHOUT THE INDICATED PERIODS)

  The financial highlights that follow have been audited by PricewaterhouseCoopers LLP, independent accountants. The information should be read in conjunction with the financial highlights, financial statements and the notes thereto contained in the Funds' 1998 Annual Report, which is incorporated by reference in this Prospectus and the Statement of Additional Information.

                                                             BOND FUND
                                                       ------------------------
                                                        NINE MONTHS    JAN. 2**
                                                           ENDED          TO
                                                       SEPTEMBER 30*   DEC. 31,
                                                           1998          1997
                                                       -------------   --------
Net asset value, beginning of period.................     $ 12.82      $ 12.38
                                                          -------      -------
Income from investment operations--
 Net investment income (loss)........................        0.66         0.84***
 Net realized and unrealized gain (loss)
  on investments.....................................       (0.77)        0.65
                                                          -------      -------
 Total from investment operations....................       (0.11)        1.49
                                                          -------      -------
Less distributions--
 Dividends from net investment income................       (0.42)       (0.83)
 Distributions from net realized capital gains.......        0.00        (0.22)
                                                          -------      -------
 Total distributions.................................       (0.42)       (1.05)
                                                          -------      -------
Net asset value, end of period.......................     $ 12.29      $ 12.82
                                                          =======      =======
Total return (%)****.................................        (1.1)+++     12.4
Net assets, end of period (000)......................     $53,908      $33,240
Ratio of operating expenses to average net
 assets (%)+.........................................        1.00++       1.00++
Ratio of net investment income to average net assets
 (%).................................................        7.13++       7.09++
Portfolio turnover rate (%)..........................          24+++        41
Without giving effect to voluntary expense
 limitations:
 The ratios of operating expenses to average net
  assets would have been (%).........................        1.06++       1.20++
 Net investment income per share would have been.....     $  0.66      $  0.82***

-----------

   *The Fund's fiscal year-end changed to September 30 from December 31.

  **Commencement of investment operations.

 *** Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

**** Total returns would have been lower had the adviser not reduced its advisory fee and/or borne other operating expenses.
  + The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses would have been higher.
 ++ Computed on an annualized basis.

+++ Periods less than one year are not annualized.

                                                           GLOBAL BOND FUND
                                                        ----------------------
                                                            NINE
                                                           MONTHS     JAN. 2**
                                                            ENDED        TO
                                                        SEPTEMBER 30* DEC. 31,
                                                            1998        1997
                                                        ------------- --------
Net asset value, beginning of period..................     $11.83      $12.35
                                                           ------      ------
Income from investment operations--
 Net investment income (loss).........................       0.44        0.63***
 Net realized and unrealized gain (loss)
  on investments......................................      (0.36)      (0.37)
                                                           ------      ------
 Total from investment operations.....................       0.08        0.26
                                                           ------      ------
Less distributions--
 Dividends from net investment income.................       0.00       (0.69)
 Distributions in excess of the net invetments
  income..............................................       0.00       (0.09)
                                                           ------      ------
 Total distributions..................................       0.00       (0.78)
                                                           ------      ------
Net asset value, end of period........................     $11.91      $11.83
                                                           ======      ======
Total return (%)****..................................        0.7+++      2.0
Net assets, end of period (000).......................     $6,376      $4,694
Ratio of operating expenses to average net
 assets (%)+..........................................       1.15++      1.15++
Ratio of net investment income to average net
 assets (%)...........................................       5.77++      5.60++
Portfolio turnover rate (%)...........................         28+++       75
Without giving effect to voluntary expense
 limitations:
The ratios of operating expenses to average net assets
 would have been (%)..................................       1.78++      2.44++
 Net investment income per share would have been......     $ 0.39      $ 0.49***

-----------

   * The Fund's fiscal year-end changed to September 30 from December 31.

  ** Commencement of investment operations.

 *** Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

**** Total returns would have been lower had the adviser not reduced its advisory fee and/or borne other operating expenses.
  + The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses would have been higher.
 ++ Computed on an annualized basis.

+++ Periods less than one year are not annualized.

                                                           INTERMEDIATE
                                                             MATURITY
                                                            BOND FUND
                                                      ----------------------
                                                          NINE
                                                         MONTHS     JAN. 2**
                                                          ENDED        TO
                                                      SEPTEMBER 30* DEC. 31,
                                                          1998        1997
                                                      ------------- --------
Net asset value, beginning of period................     $10.03     $ 10.00
                                                         ------     -------
Income from investment operations--
 Net investment income (loss).......................       0.49***     0.64 ***
 Net realized and unrealized gain (loss) on
  investments.......................................      (0.15)      (0.02)
                                                         ------     -------
 Total from investment operations...................       0.34        0.62
                                                         ------     -------
Less distributions--
 Dividends from net investment income...............      (0.31)      (0.54)
 Distributions in excess of net investment income...       0.00       (0.03)
 Distributions from net realized capital gains......       0.00       (0.02)
                                                         ------     -------
 Total distributions................................      (0.31)      (0.59)
                                                         ------     -------
Net asset value, end of period......................     $10.06     $ 10.03
                                                         ======     =======
Total return (%)****................................        3.4+++      6.2
Net assets, end of period (000).....................     $  663     $   423
Ratio of operating expenses to average net assets
 (%)+...............................................       0.80++      0.80 ++
Ratio of net investment income to average net assets
 (%)................................................       6.47++      6.13 ++
Portfolio turnover rate (%).........................         32+++      119
Without giving effect to voluntary expense
 limitations:
 The ratios of operating expenses to average net
  assets would have been (%)........................       5.64++   14.56++
 Net investment income per share would have been....     $ 0.12***  $(0.50)***

-----------

   * The Fund's fiscal year-end changed to September 30 from December 31.

  ** Commencement of investment operations.

 *** Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

**** Total returns would have been lower had the adviser not reduced its advisory fee and/or borne other operating expenses.
  + The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses would have been higher.
 ++ Computed on an annualized basis.

+++ Periods less than one year are not annualized.

                                           INVESTMENT GRADE BOND FUND
                                           ---------------------------------
                                             NINE MONTHS        JAN. 2**
                                                ENDED              TO
                                            SEPTEMBER 30*       DEC. 31,
                                                1998              1997
                                           ---------------     -------------
Net asset value, beginning of period.....     $       10.59     $       10.00
                                              -------------     -------------
Income from investment operations--
 Net investment income (loss)............              0.48              0.62***
 Net realized and unrealized gain (loss)
  on investments.........................             (0.49)             0.78
                                              -------------     -------------
 Total from investment operations........             (0.01)             1.40
                                              -------------     -------------
Less distributions--
 Dividends from net investment income....             (0.31)            (0.62)
 Distributions in excess of net
  investment income......................              0.00             (0.07)
 Distributions from net realized capital
  gains..................................              0.00             (0.12)
                                              -------------     -------------
 Total distributions.....................             (0.31)            (0.81)
                                              -------------     -------------
Net asset value, end of period...........     $       10.27     $       10.59
                                              =============     =============
Total return (%)****.....................              (0.2)+++          14.3
Net assets, end of period (000)..........     $       1,743     $         862
Ratio of operating expenses to average
 net assets (%)+.........................              0.80++            0.80++
Ratio of net investment income to average
 net assets (%)..........................              6.43++            6.51++
Portfolio turnover rate (%)..............                48+++            112
Without giving effect to voluntary
 expense limitations:
 The ratios of operating expenses to
  average net assets would have
  been (%)...............................              5.25++           10.95++
 Net investment income per share would
  have been..............................     $        0.15     $       (0.31)***

-----------

   * The Fund's fiscal year-end changed to September 30 from December 31.

  ** Commencement of investment operations.

 *** Per share net investment income has been determined on the basis of the weighted average number of the shares outstanding during the period.

**** Total return would have been lower had the advisor not reduced its advisory fee and/or borne other operating expenses.
  + The advisor has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses would have been higher.
 ++ Computed on an annualized basis.

+++ Periods less than one year are not annualized.

                                                           SHORT-TERM BOND FUND
                                                          ----------------------
                                                           NINE MONTHS  JAN. 2**
                                                              ENDED        TO
                                                          SEPTEMBER 30* DEC. 31,
                                                              1998        1997
                                                          ------------- --------
Net asset value, beginning of period....................      $9.75      $ 9.70
                                                              -----      ------
Income from investment operations--
 Net investment income..................................       0.42        0.59
 Net realized and unrealized gain (loss)
  on investments........................................       0.21        0.06
                                                              -----      ------
 Total from investment operations.......................       0.63        0.65
                                                              -----      ------
Less distributions--
 Dividends from net investment income...................      (0.42)      (0.60)
                                                              -----      ------
 Total distributions....................................      (0.42)      (0.60)
                                                              -----      ------
Net asset value, end of period..........................      $9.96      $ 9.75
                                                              =====      ======
Total return (%)***.....................................        6.6++       6.9
Net assets, end of period (000).........................      $ 773      $  285
Ratio of operating expenses to average net
 assets (%)****.........................................       0.75+       0.75+
Ratio of net investment income to average net
 assets (%).............................................       5.66+       6.04+
Portfolio turnover rate (%).............................         47++        91
Without giving effect to voluntary expense limitations:
 The ratios of operating expenses to average net assets
  would have been (%)...................................       6.00+      17.77+
 Net investment income per share would have been........      $0.03      $(1.08)

-----------

   * The Fund's fiscal year-end changed to September 30 from December 31.

  ** Commencement of investment operations.

 *** Total returns would have been lower had the adviser not reduced its advisory fee and/or borne other operating expenses.

**** The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses would have been higher.
  + Computed on an annualized basis.

  ++ Periods less than one year are not annualized.

NOTE: Further information about each Fund's performance is contained in the Funds' annual report to shareholders, which may be obtained without charge.

                                   THE TRUST

  Each Fund is a series of Loomis Sayles Funds (the "Trust"). The Trust is a diversified open-end management investment company organized as a Massachusetts business trust on February 20, 1991. The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest in multiple series. Shares are freely transferable and entitle shareholders to receive dividends as determined by the Trust's board of trustees and to cast a vote for each share held at shareholder meetings. The Trust does not generally hold shareholder meetings and will do so only when required by law. Shareholders may call meetings to consider removal of the Trust's trustees.

                      INVESTMENT OBJECTIVES AND POLICIES

LOOMIS SAYLES BOND FUND

  The Fund's investment objective is high total investment return through a combination of current income and capital appreciation.

  The Fund seeks to achieve its objective by normally investing substantially all of its assets in fixed income securities, although up to 20% of its total assets may be invested in preferred stocks. At least 65% of the Fund's total assets will normally be invested in bonds. The fixed income securities in which the Fund may invest include corporate securities, securities issued or guaranteed by the U.S. Government or its authorities, agencies or instrumentalities ("U.S. Government Securities"), commercial paper, zero coupon securities, mortgage-backed securities, stripped mortgage-backed securities, collateralized mortgage obligations ("CMOs"), asset-backed securities, when-issued securities, real estate investment trusts (REITs), Rule 144A securities, repurchase agreements and convertible securities. The Fund may engage in options and futures transactions, repurchase transactions, foreign currency hedging transactions and swap transactions.

  The Fund may invest any portion of its assets in securities of Canadian issuers, and up to 20% of its total assets in securities of other foreign issuers. The Fund may also invest up to 35% of its total assets in securities of below investment grade quality (commonly known as "junk bonds"). Securities of below investment grade quality are securities rated below the top four rating categories by each major rating agency that has rated the security, including securities in the lowest rating categories, and unrated securities that Loomis Sayles determines to be of comparable quality.

  The percentages of the Fund's assets invested as of September 30, 1998, in securities assigned to the various rating categories by Standard & Poor's and Moody's Investors Service, Inc. ("Moody's") at the time of purchase or, if unrated, determined by Loomis Sayles to be of comparable quality, were as follows:

                                                                STANDARD
                                                                & POOR'S MOODY'S
                                                                -------- -------
AAA/Aaa........................................................     %        %
AA/Aa..........................................................     %        %
A/A............................................................     %        %
BBB/Baa........................................................     %        %
BB/Ba..........................................................     %        %
B/B............................................................     %        %
CCC/Caa........................................................     %        %
C/Ca...........................................................     %        %
D..............................................................     %      --

LOOMIS SAYLES GLOBAL BOND FUND

  The Fund's investment objective is high total investment return through a combination of high current income and capital appreciation.

  The Fund seeks to achieve its objective by investing primarily in investment grade fixed income securities denominated in various currencies, including U.S. dollars, or in multicurrency units. Under normal conditions, the Fund will invest at least 65% of its total assets in fixed income securities of issuers from at least three countries, which may include the United States, and no more than 40% of its total assets in issuers headquartered in any one country. However, up to 100% of the Fund's total assets may be denominated in U.S. dollars. The fund may also invest up to 20% of its total assets in securities of below investment grade quality (commonly known as "junk bonds"). The fixed income securities in which the Fund may invest include corporate securities, U.S. Government Securities, commercial paper, zero coupon securities, mortgage-backed securities, CMOs, asset-backed securities, when-issued securities, Rule 144A securities, repurchase agreements and convertible securities. The Fund may engage in options and futures transactions, repurchase transactions, foreign currency hedging transactions and swap transactions.

  The percentages of the Fund's assets invested as of September 30, 1998, in securities assigned to the various rating categories by Standard & Poor's and Moody's Investors Service, Inc. ("Moody's") at the time of purchase or, if unrated, determined by Loomis Sayles to be of comparable quality, were as follows:

                                                                STANDARD
                                                                & POOR'S MOODY'S
                                                                -------- -------
   AAA/Aaa.....................................................     %        %
   AA/Aa.......................................................     %        %
   A/A.........................................................     %        %
   BBB/Baa.....................................................     %        %
   BB/Ba.......................................................     %        %
   B/B.........................................................     %        %
   CCC/Caa.....................................................   --       --
   C/Ca........................................................   --       --
   D...........................................................   --       --

LOOMIS SAYLES INTERMEDIATE MATURITY BOND FUND

  The Fund's investment objective is high total investment return through a combination of current income and capital appreciation.

  The Fund seeks to achieve its objective by normally investing at least 90% of its total assets in fixed income securities of investment grade quality and to maintain an average dollar weighted maturity of between three and ten years. For purposes of the 90% test, a security will be treated as being of investment grade quality if it is rated by at least one major rating agency in one of its top four rating categories at the time of purchase or, if unrated, is determined by Loomis Sayles to be of comparable quality. The Fund may also invest up to 10% of its total assets in fixed income securities of below investment grade quality (commonly known as "junk bonds"). The fixed income securities in which the Fund may invest include corporate securities, U.S. Government Securities, commercial paper, zero coupon securities, mortgage-backed securities, CMOs, asset-backed securities, when-issued securities, REITs, Rule 144A securities, repurchase agreements and convertible securities. The Fund may engage in options and futures transactions, repurchase transactions, foreign currency hedging transactions, swap transactions, and securities lending. The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in securities of other foreign issuers.

  The percentages of the Fund's assets invested as of September 30, 1998, in securities assigned to the various rating categories by Standard & Poor's and Moody's Investors Service, Inc. ("Moody's") at the time of purchase or, if unrated, determined by Loomis Sayles to be of comparable quality, were as follows:

                                                                STANDARD
                                                                & POOR'S MOODY'S
                                                                -------- -------
AAA/Aaa........................................................     %        %
AA/Aa..........................................................   --       --
A/A............................................................   --       --
BBB/Baa........................................................     %        %
BB/Ba..........................................................     %        %
B/B............................................................     %        %
CCC/Caa........................................................   --       --
C/Ca...........................................................   --       --
D..............................................................   --       --

LOOMIS SAYLES INVESTMENT GRADE BOND FUND

  The Fund's investment objective is high total investment return through a combination of current income and capital appreciation.

  The Fund seeks to achieve its objective by normally investing at least 65% of its total assets in fixed income securities of investment grade quality. Up to

20% of the Fund's total assets may be invested in preferred stocks. The Fund may also invest up to 10% of its total assets in fixed income securities of below investment grade quality (commonly known as "junk bonds"). The fixed income securities in which the Fund may invest include corporate securities, U.S. Government Securities, commercial paper, zero coupon securities, mortgage-backed securities, CMOs, asset-backed securities, when-issued securities, REITs, Rule 144A securities, repurchase agreements and convertible securities. The Fund may engage in options and futures transactions, repurchase transactions, foreign currency hedging transactions, swap transactions and securities lending. The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in the securities of other foreign issuers.

  The percentages of the Fund's assets invested as of September 30, 1998, in securities assigned to the various rating categories by Standard & Poor's and Moody's Investors Service, Inc. ("Moody's") at the time of purchase or, if unrated, determined by Loomis Sayles to be of comparable quality, were as follows:

                                                                STANDARD
                                                                & POOR'S MOODY'S
                                                                -------- -------
AAA/Aaa........................................................     %        %
AA/Aa..........................................................     %        %
A/A............................................................     %        %
BBB/Baa........................................................     %        %
BB/Ba..........................................................     %        %
B/B............................................................     %        %
CCC/Caa........................................................     %      --
C/Ca...........................................................   --       --
D..............................................................   --       --

LOOMIS SAYLES SHORT-TERM BOND FUND

  The Fund's investment objective is high total investment return through a combination of current income and capital appreciation with relatively low fluctuation in net asset value.

  The Fund seeks to achieve its objective by normally investing substantially all of its assets in fixed income securities, although up to 20% of its total assets may be invested in non-convertible preferred stock. At least 65% of the Fund's total assets will normally be invested in bonds with a remaining maturity of 5 years or less. The Fund may invest up to 20% of its total assets in securities of foreign issuers. The Fund may also invest up to 20% of its total assets in securities of below investment grade quality (commonly known as "junk bonds"). The fixed income securities in which the Fund may invest include corporate securities, U.S. Government Securities, commercial paper, zero coupon securities, mortgage-backed securities, CMOs, asset-backed securities, when-issued securities, REITs, Rule 144A securities, repurchase agreements and convertible securities. The Fund may engage in options and futures transactions, repurchase transactions, foreign currency hedging transactions and swap transactions.

  In an effort to minimize fluctuations in market value, the Fund is expected to maintain an average dollar-weighted maturity of between one and three years.

  The percentages of the Fund's assets invested as of September 30, 1998, in securities assigned to the various rating categories by Standard & Poor's and Moody's Investors Service, Inc. ("Moody's") at the time of purchase or, if unrated, determined by Loomis Sayles to be of comparable quality, were as follows:

                                                                STANDARD
                                                                & POOR'S MOODY'S
                                                                -------- -------
AAA/Aaa........................................................     %        %
AA/Aa..........................................................   --       --
A/A............................................................     %        %
BBB/Baa........................................................     %        %
BB/Ba..........................................................     %        %
B/B............................................................     %        %
CCC/Caa........................................................   --       --
C/Ca...........................................................   --       --
D..............................................................   --       --

ALL FUNDS

  For temporary defensive purposes, each Fund may invest any portion of its assets in fixed income securities, cash or any other securities deemed appropriate by Loomis Sayles.

  Except for each Fund's investment objective, and any investment policies that are identified as "fundamental," all of the investment policies of each Fund may be changed without a vote of Fund shareholders.

                 MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS
                            AND RISK CONSIDERATIONS

DEBT AND OTHER FIXED INCOME SECURITIES

  Each of the Funds may invest in fixed income securities of any maturity, although the Short-Term Bond Fund expects to maintain an average dollar weighted maturity of less than three years, and the Intermediate Maturity Bond Fund expects to maintain an average dollar weighted maturity of between three and ten years. Fixed income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed income securities include securities issued by federal, state, local and foreign governments and related agencies, and by a wide range of private issuers. Because interest rates vary, it is impossible to predict the income of a Fund that invests in fixed income securities for any particular period. The net asset value of such a Fund's shares will vary as a result of changes in the value of the securities in the Fund's portfolio.

  Fixed income securities are subject to market and credit risk. Market risk relates to changes in a security's value as a result of changes in interest rates generally. In general, the values of fixed income securities increase when prevailing interest rates fall and decrease when interest rates rise. Credit risk relates to the ability of the issuer to make payments of principal and interest.

U.S. GOVERNMENT SECURITIES

  U.S. Government Securities have different kinds of government support. For example, some U.S. Government Securities, such as U.S. Treasury bonds, are supported by the full faith and credit of the United States, whereas certain other U.S. Government Securities issued or guaranteed by federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States.

  Although U.S. Government Securities generally do not involve the credit risks associated with other types of fixed income securities, the market values of U.S. Government Securities do go up and down as interest rates change. Thus, for example, the value of an investment in a Fund that holds U.S. Government Securities may fall during times of rising interest rates. Yields on U.S. Government Securities tend to be lower than those on corporate securities of comparable maturities.

  Some U.S. Government Securities, such as Government National Mortgage Association Certificates ("GNMA"), are known as "mortgage-backed" securities. Interest and principal payments on the mortgages underlying mortgage-backed U.S. Government Securities are passed through to the holders of the security. If a Fund purchases mortgage-backed securities at a discount or a premium, the Fund will recognize a gain or loss when the payments of principal, through prepayment or otherwise, are passed through to the Fund and, if the payment occurs in a period of falling interest rates, the Fund may not be able to reinvest the payment at as favorable an interest rate. As a result of these principal prepayment features, mortgage-backed securities are generally more volatile investments than many other fixed income securities.

  In addition to investing directly in U.S. Government Securities, the Funds may purchase certificates of accrual or similar instruments ("strips") evidencing undivided ownership interests in interest payments or principal payments, or both, in U.S. Government Securities. These investment instruments may be highly volatile.

LOWER RATED FIXED INCOME SECURITIES

  Each Fund may invest a portion of its total assets in securities rated below investment grade (commonly referred to as "junk bonds"). The Bond Fund may invest up to 35%, the Global Bond and Short-Term Bond Funds each may invest up to 20%, the Investment Grade Bond and Intermediate Maturity Bond Funds each may invest up to 10% of its total assets in such securities. For purposes of the foregoing percentages, a security will be treated as being of investment grade quality if at the time a Fund acquires it at least one major rating agency has rated the security in its top four rating categories (even if another such agency has issued a lower rating), or if the security is unrated but Loomis Sayles determines it to be of investment grade quality. Lower rated fixed income securities generally provide higher yields, but are subject to greater credit and market risk, than higher quality fixed income securities. Lower rated fixed income securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of a Fund investing in lower rated fixed income securities may be more dependent on Loomis Sayles' own credit analysis than is the case with higher quality bonds. The market for lower rated fixed income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower rated fixed income securities. This lack of liquidity at certain times may affect the values of these securities and may make the valuation and sale of these securities more difficult. Securities in the lowest rating categories may be in poor standing or in default. Securities in the lowest investment grade category (BBB or Baa) have some speculative characteristics.

  For more information about the ratings services' descriptions of the various rating categories, see Appendix A.

COMMON STOCKS AND OTHER EQUITY SECURITIES

  Common stocks and similar equity securities, such as warrants and convertibles, are volatile and more risky than some other forms of investment. The value of an investment in a Fund that invests in equity securities may sometimes decrease. Equity securities of companies with relatively small market capitalization may be more volatile than the securities of larger, more established companies and than the broad equity market indexes.

ZERO COUPON SECURITIES

  Each Fund may invest in "zero coupon" fixed income securities. These securities accrue interest at a specified rate, but do not pay interest in cash on a current basis. A Fund investing in zero coupon securities is required to distribute the income on these securities to Fund shareholders as the income accrues, even though the Fund is not receiving the income in cash on a current basis. Thus the Fund may have to sell other investments to obtain cash to make income distributions at times when Loomis Sayles would not otherwise deem it advisable to do so. The market value of zero coupon securities is often more volatile than that of non-zero coupon fixed income securities of comparable quality and maturity.

MORTGAGE-BACKED SECURITIES

  Each Fund may invest in mortgage-backed securities, such as GNMA or Fannie Mae certificates, which differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if a Fund purchases these assets at a premium, a faster-than-expected prepayment rate will reduce yield to maturity, and a slower-than-expected prepayment rate will increase yield to maturity. If a Fund purchases mortgage-backed securities at a discount, faster-than-expected prepayments will increase, and slower-than-expected prepayments will reduce, yield to maturity. Prepayments, and resulting amounts available for reinvestment by the Fund, are likely to be greater during period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates. Accelerated prepayments on securities purchased at a premium may result in a loss of principal if the premium has not been fully amortized at the time of prepayment. Although these securities will decrease in value as a result of increases in interest rates generally, they are likely to appreciate less than other fixed-income securities when interest rates decline because of the risk of prepayments.

STRIPPED MORTGAGE-BACKED SECURITIES

  Each Fund may invest in interest-only and principal-only classes of mortgage-backed securities ("IOs" and "POs"). The yield to maturity on an IO or PO is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurably adverse effect on a Fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IOs experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.

  The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting a Fund's ability to buy or sell those securities at any particular time.

COLLATERALIZED MORTGAGE OBLIGATIONS

  Each Fund may invest in CMOs. A CMO is a security backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. CMOs may be issued either by U.S. Government instrumentalities or by non-governmental entities. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMOs first to mature generally will be retired prior to its maturity. As with other mortgage-backed securities, the early retirement of a particular class or series of CMOs held by a Fund could involve the loss of any premium the Fund paid when it acquired the investment and could result in the Fund's reinvesting the proceeds at a lower interest rate than the retired CMO paid. Because of the early retirement feature, CMOs may be more volatile than many other fixed-income investments.

ASSET-BACKED SECURITIES

  Each Fund may invest in asset-backed securities. Through the use of trusts and special purpose corporations, automobile and credit card receivables are securitized in pass-through structures similar to mortgage pass-through structures or in a pass-through structure similar to the CMO structure. Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, the Fund will ordinarily reinvest the prepaid amounts in securities the yields of which reflect interest rates prevailing at the time. Therefore, a Fund's ability to maintain a portfolio that includes high-yielding asset-backed securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities that have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss.

WHEN-ISSUED SECURITIES

  Each Fund may purchase securities on a "when-issued" basis. This means that the Fund will enter into a commitment to buy the security before the security has been issued. The Fund's payment obligation and the interest rate on the security are determined when the Fund enters into the commitment. The security is typically delivered to the Fund 15 to 120 days later. No interest accrues on the security between the time the Fund enters into the commitment and the time the security is delivered. If the value of the security being purchased falls between the time a Fund commits to buy it and the payment date, the Fund may sustain a loss. The risk of this loss is in addition to the Fund's risk of loss on the securities actually in its portfolio at the time. In addition, when the Fund buys a security on a when-issued basis, it is subject to the risk that market rates of interest will increase before the time the security is delivered, with the result that the yield on the security delivered to the Fund may be lower than the yield available on other, comparable securities at the time of delivery. If a Fund has outstanding obligations to buy when-issued securities, it will maintain liquid assets in a segregated account at its custodian bank in an amount sufficient to satisfy these obligations.

CONVERTIBLE SECURITIES

  Convertible securities include corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities at a stated price or rate. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their value will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity security, however, so that when the price of the underlying equity security falls, the decline in the price of the convertible security may sometimes be less substantial than that of the underlying equity security. Due to the conversion feature, convertible securities generally yield less than nonconvertible fixed income securities of similar credit quality and maturity. The Fund's investment in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock at a specified date and conversion ratio, or that are convertible at the option of the issuer. Because conversion is not at the option of the holder, the Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock has declined substantially.

REAL ESTATE INVESTMENT TRUSTS

  Each Fund may invest in REITs. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, risks of default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code, and failing to maintain their exemptions from registration under the Investment Company Act of 1940 (the "1940 Act").

  Investment in REITs involves risk similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger securities.

RULE 144A SECURITIES

  Each Fund may invest in Rule 144A securities, which are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless Loomis Sayles has determined, under guidelines established by the Trust's trustees, that the particular issue of Rule 144A securities is liquid.

FOREIGN SECURITIES

  Each Fund may invest in securities of issuers organized or headquartered outside the United States ("foreign securities"). The Short-Term Bond Fund will not purchase a foreign security if, as a result, the Fund's holdings of foreign securities would exceed 20% of the Fund's total assets. The Bond, Intermediate Maturity Bond and Investment Grade Bond Funds may each invest any portion of its assets in securities of Canadian issuers, but will not purchase foreign securities other than those of Canadian issuers if, as a result, such Fund's holdings of non-U.S. and non-Canadian securities would exceed 20% of the Fund's total assets.

  Although investing in foreign securities may increase a Fund's diversification and reduce portfolio volatility, foreign securities may present risks not associated with investments in comparable securities of U.S. issuers. There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than in the United States. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. A Fund's receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

  A Fund's investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

  Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of a Fund investing in these securities may be affected favorably or unfavorably by changes in currency exchange rates, exchange control regulations or foreign withholding taxes. Changes in the value relative to the U.S. dollar of a foreign currency in which a Fund's holdings are denominated will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution.

  In addition, although part of a Fund's income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of the dividend, the Fund could be required to liquidate portfolio securities to pay the dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund accrues expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

  In determining whether to invest assets of the Funds in securities of a particular foreign issuer, Loomis Sayles will consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax law may reduce a Fund's net income available for distribution to shareholders.

FOREIGN CURRENCY HEDGING TRANSACTIONS

  The Funds may engage in foreign currency exchange transactions to protect the value of specific portfolio positions or in anticipation of changes in relative values of currencies in which current or future Fund portfolio holdings are denominated or quoted. For example, to protect against a change in the foreign currency exchange rate between the date on which a Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, or to "lock in" the equivalent of a dividend or interest payment in another currency, a Fund might purchase or sell a foreign currency on a spot (that is, cash) basis at the prevailing spot rate. If conditions warrant, the Funds may also enter into private contracts to purchase or sell foreign currencies at a future date ("forward contracts"). The Funds might also purchase exchange-listed and over-the-counter call and put options on foreign currencies. Over-the-counter currency options are generally less liquid than exchange-listed options, and will be treated as illiquid assets. The Funds may not be able to dispose of over-the-counter options readily.

  Foreign currency transactions involve costs and may result in losses.

SWAP TRANSACTIONS

  The Funds may enter into interest rate or currency swaps. The Funds will enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities a Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies. The Fund will maintain liquid assets in a segregated custodial account to cover its current obligations under swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which the Fund and a swap counter party enter as principals, the Fund may experience a loss or delay in recovering assets if the counterparty were to default on its obligations.

OPTIONS AND FUTURES TRANSACTIONS

  The Funds may buy, sell or write options on securities, securities indexes, currencies or futures contracts and may buy and sell futures contracts on securities, securities indexes or currencies. The Funds may engage in these transactions either for the purpose of enhancing investment return, or to hedge against changes in the value of other assets that the Funds own or intend to acquire. Options and futures fall into the broad category of financial instruments known as "derivatives" and involve special risks. Use of options or futures for other than hedging purposes may be considered a speculative activity, involving greater risks than are involved in hedging.

  Options can generally be classified as either "call" or "put" options. There are two parties to a typical options transaction: the "writer" and the "buyer." A call option gives the buyer the right to buy a security or other asset (such as an amount of currency or a futures contract) from, and a put option gives the buyer the right to sell a security or other asset to, the option writer at a specified price, on or before a specified date. The buyer of an option pays a premium when purchasing the option, which reduces the return on the underlying security or other asset if the option is exercised, and results in a loss if the option expires unexercised. The writer of an option receives a premium from writing an option, which may increase its return if the option expires or is closed out at a profit. If a Fund as the writer of an option is unable to close out an unexpired option, it must continue to hold the underlying security or other asset until the option expires, to "cover" its obligation under the option.

  A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of the type of instrument or cash at the time and in the amount specified in the contract. Although many futures contracts call for the delivery (or acceptance) of the specified instrument, futures are usually closed out before the settlement date through the purchase (or sale) of a comparable contract. If the price of the sale of the futures contract by a Fund exceeds (or is less than) the price of the offsetting purchase, the Fund will realize a gain (or loss).

  The value of options purchased by a Fund and futures contracts held by a Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in a Fund's portfolio. All transactions in options and futures involve the possible risk of loss to the Fund of all or a significant part of the value of its investment. In some cases, the risk of loss may exceed the amount of the Fund's investment. When a Fund writes a call option or sells a futures contract without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. The Fund will be required, however, to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy its obligations under options and futures contracts.

  The successful use of options and futures will usually depend on Loomis Sayles' ability to forecast stock market, currency or other financial market movements correctly. The Fund's ability to hedge against adverse changes in the value of securities held in its portfolio through options and futures also depends on the degree of correlation between changes in the value of futures or options positions and changes in the values of the portfolio securities. The successful use of futures and exchange traded options also depends on the availability of a liquid secondary market to enable a Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time. In the case of options that are not traded on an exchange ("over-the-counter" options), a Fund is at risk that the other party to the transaction will default on its obligations, or will not permit a Fund to terminate the transaction before its scheduled maturity. As a result of these characteristics, each Fund will treat most over-the-counter options (and the assets it segregates to cover its obligations thereunder) as illiquid.

  The options and futures markets of foreign countries are small compared to those of the United States and consequently are characterized in most cases by less liquidity than are the U.S. markets. In addition, foreign markets may be subject to less detailed reporting requirements and regulatory controls than U.S. markets. Furthermore, investments in options in foreign markets are subject to many of the same risks as other foreign investments. See "Foreign Securities" above.

REPURCHASE AGREEMENTS

  Each Fund may invest in repurchase agreements. In repurchase agreements, a Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. Such transactions afford an opportunity for a Fund to earn a return on available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligations to repurchase.

SECURITIES LENDING

  The Intermediate Maturity Bond and Investment Grade Bond Funds may lend their portfolio securities to broker-dealers or other parties under contracts calling for the deposit by the borrower with the Fund's custodian of cash collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Fund will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments. No loans will be made if, as a result, the aggregate amount of such loans outstanding at any time would exceed 33 1/3% of the Fund's total assets (taken at current value). Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so that the securities may be voted by the Fund. The Fund pays various fees in connection with such loans, including shipping fees and reasonable custodial or placement fees.

  Securities loans must be fully collateralized at all times, but involve some credit risk to the Fund if the borrower defaults on its obligation and the Fund is delayed or prevented from recovering the collateral.

YEAR 2000

  Many computer software systems in use today cannot properly process date-related information from and after January 1, 2000. Should any of the computer systems employed by the Funds' major service providers fail to process this type of information properly, that could have a negative impact on the Funds' operations and the services that are provided to the Funds' shareholders. Loomis Sayles and the Distributor have each advised the Funds that they are reviewing all of their computer systems with the goal of modifying or replacing such systems prior to January 1, 2000, to the extent necessary to foreclose any such negative impact. In addition, Loomis Sayles has been advised by the Funds' custodian that it is also in the process of reviewing its systems with the same goal. As of the date of this prospectus, the Funds and Loomis Sayles have no reason to believe that these goals will not be achieved. Similarly, the values of certain of the portfolio securities held by the Funds may be adversely affected by the inability of the securities' issuers or of third parties to process this type of information properly.

                         THE FUNDS' INVESTMENT ADVISER

  The Funds' investment adviser is Loomis Sayles, One Financial Center, Boston, Massachusetts 02111. Founded in 1926, Loomis Sayles is one of the country's oldest and largest investment firms. The general partner of Loomis Sayles is a special purpose corporation that is an indirect wholly-owned subsidiary of Nvest Companies, L.P. ("Nvest Companies"). Nvest Companies' managing general partner, Nvest Corporation, is a direct wholly-owned subsidiary of Metropolitan Life Insurance Company ("Met Life"), a mutual life insurance company. Nvest Companies' advising general partner, Nvest, L.P., is a publicly traded company listed on the New York Stock Exchange. Nvest Corporation is the sole general partner of Nvest L.P.

  In addition to selecting and reviewing the Funds' investments, Loomis Sayles provides executive and other personnel for the management of the Funds. The Funds' board of trustees supervises Loomis Sayles' conduct of the affairs of the Funds.



  As of October 31, 1998, Charles Schwab & Co. Inc. owned 48%, 40%, 55%, 27%, and 21% of the Bond Fund, Global Bond Fund, Intermediate Maturity Bond Fund, Investment Grade Bond Fund and Short-Term Bond Fund, respectively. As of October 31, 1998, Fleet National Bank, Norwest Bank and

San Diego Transit Pension Plan owned 13%, 16%, and 8% of the Global Bond Fund, respectively. As of October 31, 1998, Hawaii Sheet Metal Workers Health & Welfare Fund and Pomona College owned 26% and 7% of the Intermediate Maturity Bond Fund, respectively. As of October 31, 1998, Loomis Sayles & Company, L.P. owned 26% of the Investment Grade Bond Fund, respectively. As of October 31, 1998, John W. George, Jr. Trust, NFSC, and PAMCAH-UA Local 675 owned 6%, 14%, and 8% of the Short-Term Bond Fund, respectively. Shareholders holding more than 25% of a Fund's shares may be deemed to control the relevant Fund.

  Daniel J. Fuss, President of the Trust and Executive Vice President of Loomis Sayles, has served as the portfolio manager of the Bond Fund since its commencement of investment operations in 1991 and as the portfolio manager of the Investment Grade Bond Fund since its commencement of investment operations in 1997. Kathleen C. Gaffney, Vice President of the Trust and Loomis Sayles, has served as associate portfolio manager of the Bond Fund since October 1997.
E. John deBeer, Vice President of the Trust and of Loomis Sayles, has served as the portfolio manager of the Global Bond Fund since its commencement of investment operations in 1991. Anthony J. Wilkins, Vice President of the Trust and of Loomis Sayles, has served as the portfolio manager of the Intermediate Maturity Bond Fund since its commencement of investment operations in 1997. John Hyll, Vice President of the Trust and of Loomis Sayles, has served as the portfolio manager of the Short-Term Bond Fund since its commencement of investment operations in 1992. Curt A. Mitchell, Vice President of Loomis Sayles, has served as a portfolio manager of the Short-Term Bond Fund since October 1998. Each of the foregoing, except Mr. Mitchell, has been employed by Loomis Sayles for at least five years. Before joining Loomis Sayles in 1995, Mr. Mitchell was a portfolio manager at Firstar Investment & Management Company.

                                 FUND EXPENSES

  Each Fund pays Loomis Sayles a monthly investment advisory fee at the following annual percentage rates of the Fund's average daily net assets:

   FUND                                                                    RATE
   ----                                                                    ----
   Bond................................................................... .60%
   Global Bond............................................................ .60%
   Intermediate Maturity Bond............................................. .40%
   Investment Grade Bond.................................................. .40%
   Short-Term Bond........................................................ .25%

  In addition to the investment advisory fee, each Fund pays all expenses not expressly assumed by Loomis Sayles, including taxes, brokerage commissions, fees and expenses of registering or qualifying the Fund's shares under federal and state securities laws, fees of the Fund's custodian, transfer agent, independent accountants and legal counsel, expenses of shareholders' and trustees' meetings, expenses of preparing, printing and mailing prospectuses to existing shareholders and fees of trustees who are not directors, officers or employees of Loomis Sayles or its affiliated companies.

  Loomis Sayles has voluntarily agreed, for an indefinite period, to reduce its advisory fees and/or bear other Fund expenses to the extent necessary to limit Fund total annual operating expenses of the Retail Class of shares of each Fund to the following annual percentage rate of the Fund's average net assets:

   FUND                                                                    RATE
   ----                                                                    ----
   Bond................................................................... 1.00%
   Global Bond............................................................ 1.15%
   Intermediate Maturity Bond.............................................  .80%
   Investment Grade Bond..................................................  .80%
   Short-Term Bond........................................................  .75%

  Loomis Sayles may change or terminate these voluntary arrangements at any time, but the Funds' Prospectus would be supplemented to describe the change.

  Under a Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act, each of the Funds pays the Distributor, a subsidiary of Loomis Sayles, a monthly distribution fee at an annual rate not to exceed 0.25% of the Fund's average net assets attributable to the Retail Class shares. The Distributor may pay all or any portion of the distribution fee to securities dealers or other organizations (including, but not limited to, any affiliate of the Distributor) as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares of the Funds, or for providing personal services to investors in Retail Class shares of the Funds and/or the maintenance of accounts, and may retain all or any portion of the distribution fee as compensation for the Distributor's services as principal underwriter of the Retail Class shares of the Funds.

  Loomis Sayles may pay certain broker-dealers and financial intermediaries whose customers own shares of the Funds a continuing fee in an amount of up to
 .25% annually of the value of Fund shares held for those customers' accounts. These fees are paid by Loomis Sayles out of its own assets and are not assessed against the Funds.

                            PORTFOLIO TRANSACTIONS

  Portfolio turnover considerations will not limit Loomis Sayles' investment discretion in managing the Funds' assets. The Funds anticipate that their portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions. High portfolio turnover may involve higher costs and higher levels of taxable gains.

                            HOW TO PURCHASE SHARES

  An investor may make an initial purchase of shares of any Fund by submitting a completed application form and payment to:

      Boston Financial Data Services
      P.O. Box 8314
      Boston, Massachusetts 02266-8314
      Attn: Loomis Sayles Funds

  The minimum initial investment for Retail Class of the Funds' shares ("Retail Shares") is $25,000 in that Fund. This minimum initial investment does not apply to purchases through financial intermediaries including, but not limited to, certain financial advisers, broker dealers, 401(k) alliances, wrap programs, no transaction fee programs, bank trust departments, financial consultants and insurance companies. The minimum investment may be waived in whole or in part by Loomis Sayles in its sole discretion. Subsequent investments must be at least $50.

  Shares of any Fund may be purchased by (i) cash, (ii) exchanging Retail Class shares of any Fund (or any other series of Loomis Sayles Funds which offers Retail Class shares), provided the value of the shares exchanged meets the investment minimum of the Fund into which the exchange is made,
(iii) exchanging securities on deposit with a custodian acceptable to Loomis Sayles or (iv) a combination of such securities and cash. Loomis Sayles will not approve the acceptance of securities in exchange for shares of any Fund unless (1) Loomis Sayles, in its sole discretion, believes the securities are appropriate investments for the Fund; (2) the investor represents and agrees that all securities offered to the Fund can be resold by the Fund without restriction under the Securities Act of 1933, as amended (the "Securities Act") or otherwise; and (3) the securities are eligible to be acquired under the Fund's investment policies and restrictions. No investor owning 5% or more of a Fund's shares may purchase additional shares of that Fund by exchange of securities. In all cases Loomis Sayles reserves the right to reject any securities that are proposed for exchange. Securities accepted by Loomis Sayles in exchange for Fund shares will be valued in the same manner as the Fund's assets as described below as of the time of the Fund's next determination of net asset value after such acceptance. All dividends and subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor from the issuer. A gain or loss for federal income tax purposes would be realized upon the exchange by an investor that is subject to federal income taxation, depending upon the investor's basis in the securities tendered. An investor who wishes to purchase shares by exchanging securities should obtain instructions by calling 800-633-3330, option 5.

  All purchases made by check should be in U.S. dollars and made payable to State Street Bank and Trust Company. Third party checks will not be accepted. When purchases are made by check or periodic account investment, redemption will not be allowed until the investment being redeemed has been in the account for 15 calendar days.

  Upon acceptance of an investor's order, Boston Financial Data Services, Inc. ("BFDS"), the shareholder servicing agent for State Street Bank and Trust Company ("State Street Bank"), opens an account, applies the payment to the purchase of full and fractional Fund shares and mails a statement of the account confirming the transaction.

  After an account has been established, an investor may send subsequent investments at any time directly to BFDS at the above address. The remittance must be accompanied by either the account identification slip detached from a statement of account or a note containing sufficient information to identify the account, i.e., the Fund name and the investor's account number or name and social security number.

  Subsequent investments can also be made by federal funds wire. Investors should instruct their banks to wire federal funds to State Street Bank and Trust Company, ABA #011000028. The text of the wire should read as follows:
"$    amount, STATE STREET BOS ATTN Mutual Funds. Credit Fund (Fund Name and
Retail Class), DDA #9904-622-9, Account Name, Account Number." A bank may charge a fee for transmitting funds by wire.

  Each Fund and the Distributor reserve the right to reject any purchase order, including orders in connection with exchanges, for any reason which the Fund or the Distributor in its sole discretion deems appropriate. Although the Funds do not presently anticipate that they will do so, each Fund reserves the right to suspend or change the terms of the offering of its shares.

  The price an investor pays will be the per share net asset value next calculated after a proper investment order is received by the Trust's transfer or other agent or subagent. Shares of each Fund are sold with no sales charge. The net asset value of each Fund's shares is calculated once daily as of the close of regular trading on the New York Stock Exchange on each day the Exchange is open for trading, by dividing the Fund's net assets by the number of shares outstanding. Portfolio securities are valued at their market value as more fully described in the Statement of Additional Information.

  The Distributor may accept telephone orders from broker-dealers who have been previously approved by the Distributor. It is the responsibility of such broker-dealers to promptly forward purchase or redemption orders to the Distributor. Although there is no sales charge imposed by the Fund or the Distributor, broker-dealers may charge the investor a transaction-based fee or other fee for their services at either the time of purchase or the time of redemption. Such charges may vary among broker-dealers but in all cases will be retained by the broker-dealer and not remitted to the Fund.

  Each Fund also offers an Institutional Class of shares that, except for the Loomis Sayles Bond Fund, has a $1 million minimum investment for certain investors and bears lower expenses. The minimum investment for the Institutional Class of shares of the Loomis Sayles Bond Fund is $25,000. Because of its lower expenses, the Institutional Class of shares of each Fund is expected to have a higher total return than the Retail Class of shares.

  The Loomis Sayles Bond Fund also offers an Admin Class of shares that is offered exclusively through intermediaries, who will be the record owners of the shares. Because of its lower expenses, the Retail Class of shares of the Loomis Sayles Bond Fund is expected to have a higher total return than the Admin Class of shares.

                             SHAREHOLDER SERVICES

  The Funds offer the following shareholder services, which are more fully described in the Statement of Additional Information. Explanations and forms are available from BFDS. Telephone redemption and exchange privileges will be established automatically when an investor opens an account unless an investor elects on the application to decline the privileges. Other privileges must be specifically elected. A signature guarantee will be required to establish a privilege after an account is opened.

  FREE EXCHANGE PRIVILEGE. Retail Class shares of any Fund may be exchanged for Retail Class shares of any other Fund (or any other fund that is a series of Loomis Sayles Funds and that offers Retail Class shares) or for shares of certain money market funds advised by New England Funds Management, L.P., an affiliate of Loomis Sayles, provided the value of the shares exchanged meets the investment minimum of that Fund and, in the case of the Loomis

Sayles High Yield Fund, Loomis Sayles has approved the exchange of shares. Exchanges may be made by written instructions or by telephone, unless an investor elected on the application to decline telephone exchange privileges. The exchange privilege should not be viewed as a means for taking advantage of short-term swings in the market, and the Funds reserve the right to terminate or limit the privilege of any shareholder who makes more than four exchanges in any calendar year. The Funds may terminate or change the terms of the exchange privilege at any time, upon 60 days' notice to shareholders. An exchange is a taxable event for federal income tax purposes in which a gain or loss would be realized by an investor that is subject to federal income taxation.

  RETIREMENT PLANS. The Funds' shares may be purchased by all types of tax-deferred retirement plans. Loomis Sayles makes available retirement plan forms for IRAs.

  SYSTEMATIC WITHDRAWAL PLAN. If the value of an account is at least $25,000, an investor may have periodic cash withdrawals automatically paid to the investor or any person designated by the investor.

  AUTOMATIC INVESTMENT PLAN. Voluntary monthly investments of at least $50 may be made automatically by pre-authorized withdrawals from an investor's checking account.

                             HOW TO REDEEM SHARES

  An investor can redeem shares by sending a written request to Boston Financial Data Services, Inc., P.O. Box 8314, Boston, Massachusetts 02266. Proceeds from a written request may be sent to the investor in the form of a check. As described below, an investor may also redeem shares by calling BFDS at 800-626-9390. Proceeds resulting from a telephone redemption request can be wired to an investor's bank account or sent by check in the name of the registered owners to their record address.

  The written request must include the name of the Fund, the account number, the exact name(s) in which the shares are registered, and the number of shares or the dollar amount to be redeemed. All owners of the shares must sign the request in the exact names in which the shares are registered (this appears on an investor's confirmation statement) and should indicate any special capacity in which they are signing (such as trustee or custodian or on behalf of a partnership, corporation or other entity). Shareholders requesting that redemption proceeds be wired to their bank accounts must provide specific wire instructions.

  If (1) an investor is redeeming shares worth more than $50,000, (2) an investor is requesting that the proceeds check be made out to someone other than the registered owners or be sent to an address other than the record address, (3) the account registration has changed within the last 30 days or
(4) an investor is instructing us to wire the proceeds to a bank account not designated on the application, the investor must have his or her signature guaranteed by an eligible guarantor. This requirement may be waived by Loomis Sayles in its sole discretion. Eligible guarantors include commercial banks, trust companies, savings associations, credit unions and brokerage firms that are members of domestic securities exchanges. Before submitting the redemption request, an investor should verify with the guarantor institution that it is an eligible guarantor. Signature guarantees by notaries public are not acceptable.

  When an investor telephones a redemption request, the proceeds are wired to the bank account previously chosen by the investor. A wire fee (currently $5) will be deducted from the proceeds. A telephonic redemption request must be received by BFDS prior to the close of regular trading on the New York Stock Exchange. If an investor telephones a request to BFDS after the Exchange closes or on a day when the Exchange is not open for business, BFDS cannot accept the request and a new one will be necessary. If an investor decides to change the bank account to which proceeds are to be wired, the investor must send in this change in writing with a signature guarantee. Telephonic redemptions may only be made if the investor's bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. Unless an investor indicates otherwise on the account application, BFDS will be authorized to act upon redemption and exchange instructions received by telephone from the investor or any person claiming to act as the investor's representative who can provide BFDS with the investor's account registration and address as it appears on the records of State Street Bank. BFDS will employ these or other reasonable procedures to confirm that instructions communicated by telephone are genuine; the Fund, State Street Bank, BFDS, the Distributor and Loomis Sayles will not be liable for any losses due to unauthorized or fraudulent instructions if these or other reasonable procedures are followed. For information, consult BFDS. In times of heavy market activity, an investor who encounters difficulty in placing a redemption or exchange order by telephone may wish to place the order by mail as described above.

  The redemption price will be the net asset value per share next determined after the redemption request and any necessary special documentation are received by BFDS in proper form.

  Proceeds resulting from a written redemption request will normally be mailed to an investor within seven days after receipt of the investor's request in good order. Telephonic redemption proceeds will normally be wired to an investor's bank on the first business day following receipt of a proper redemption request. If an investor purchased shares by check and the check was deposited less than 15 days prior to the redemption request, the Fund may withhold redemption proceeds until the check has cleared.

  The Fund may suspend the right of redemption and may postpone payment for more than seven days when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by the SEC for the protection of investors.

                    CALCULATION OF PERFORMANCE INFORMATION

  The Funds' investment performance may from time to time be included in advertisements about the Funds. "Yield" for each class of shares is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share of the class on the last day of that period.

  For purposes of calculating yield, net investment income is calculated in accordance with SEC regulations and may differ from net investment income as determined for financial reporting purposes. SEC regulations require that net investment income be calculated on a "yield-to-maturity" basis, which has the effect of amortizing any premiums or discounts in the current market value of fixed income securities. The current dividend rate is based on net investment income as determined for tax purposes, which may not reflect amortization in the same manner.

  "Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in a Fund. Total return may also be presented for other periods.

                DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES

  The Bond, Intermediate Maturity Bond and Investment Grade Bond Funds declare and pay dividends quarterly; the Global Bond Fund declares and pays its net investment income to shareholders as dividends annually; the Short-Term Bond Fund declares dividends daily and makes payments monthly. Each Fund also distributes all of its net capital gains realized from the sale of portfolio securities. Any capital gain distributions are normally made annually, but may, to the extent permitted by law, be made more frequently as deemed advisable by the trustees of the Trust. The Trust's trustees may change the frequency with which the Funds declare or pay dividends.

  Dividends and capital gain distributions will automatically be reinvested in additional shares of the same Fund unless an investor has elected to receive cash. Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As such, so long as a Fund distributes substantially all its net investment income and net capital gains to its shareholders, the Fund itself does not pay any federal income tax to the extent such income and gains are so distributed. An investor's income dividends and short term capital gain distributions are taxable as ordinary income whether distributed in cash or additional shares. Distributions designated by a Fund as deriving from net gains on securities held for more than one year will be taxable as such (generally at a 20% rate for noncorporate shareholders) whether distributed in cash or additional shares and regardless of how long an investor has owned shares of the Fund.

  A dividend or distribution made shortly after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him or her as described above. If a shareholder held shares six months or less and during that period received a distribution of net capital gains, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.

  Each Fund is required to withhold 31% of any redemption proceeds (including the value of shares exchanged) and all income dividends and capital gain distributions it pays (1) if an investor does not provide a correct, certified taxpayer identification number, (2) if the Fund is notified that an investor has underreported income in the past, or (3) if an investor fails to certify to the Fund that he or she is not subject to such withholding.

  Dividends derived from interest on U.S. Government Securities may be exempt from state and local taxes.

  State Street Bank will send investors and the IRS an annual statement detailing federal tax information, including information about dividends and distributions paid during the preceding year. An investor should keep this statement as a permanent record. A fee may be charged for any duplicate information requested.

NOTE: The foregoing summarizes certain tax consequences of investing in the Funds. Before investing, an investor should consult his or her own tax adviser for more information concerning federal, foreign, state and local tax consequences of investing in, redeeming or exchanging Fund shares.

                                                                     APPENDIX A

                    DESCRIPTION OF BOND RATINGS ASSIGNED BY
                             STANDARD & POOR'S AND
                        MOODY'S INVESTORS SERVICE, INC.

STANDARD & POOR'S

                                      AAA

  This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                                      AA

  Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

                                       A

  Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

                                      BBB

  Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

                                BB, B, CCC, CC

  Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                                       C

  The rating C is reserved for income bonds on which no interest is being paid.

                                       D

  Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

                                       R

  This symbol is attached to the ratings of instruments with significant noncredit risks such as risks to principal or volatility of expected returns.

  Plus (+) or Minus (-): The ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC.

                                      AAA

  Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                      AA

  Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

                                       A

  Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

                                      BAA

  Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

                                      BA

  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                       B

  Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                      CAA

  Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                      CA

  Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                                       C

  Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Should no rating be assigned by Moody's, the reason may be one of the following:

  1. An application for rating was not received or accepted.

  2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

  3. There is a lack of essential data pertaining to the issue or issuer.

  4. The issue was privately placed in which case the rating is not published in Moody's publications.

  Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

INVESTMENT ADVISER Loomis, Sayles &
Company, L.P. One Financial Center Boston,
Massachusetts 02111

DISTRIBUTOR Loomis Sayles Distributors,
L.P. One Financial Center Boston,
Massachusetts 02111

TRANSFER AND DIVIDEND PAYING AGENT AND
CUSTODIAN OF ASSETS State Street Bank and
Trust Company Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT FOR STATE
STREET BANK AND TRUST COMPANY Boston
Financial Data Services, Inc. P.O. Box 8314
Boston, Massachusetts 02266

LEGAL COUNSEL Ropes & Gray One
International Place Boston, Massachusetts
02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP One Post Office
Square Boston, Massachusetts 02109

[LOGO OF LOOMIS SAYLES FUNDS APPEARS HERE]

 ONE FINANCIAL CENTER . BOSTON, MASSACHUSETTS 02111 . (800) 633-3330

THE LOOMIS SAYLES FUNDS

 ADMIN CLASS SHARES OF:

  LOOMIS SAYLES BOND FUND

  LOOMIS SAYLES SMALL CAP VALUE FUND

PROSPECTUS
                                                           JANUARY 1, 1999

THE LOOMIS SAYLES FUNDS--ADMIN CLASS
  Loomis Sayles Bond Fund and Loomis Sayles Small Cap Value Fund (the "Funds" and each a "Fund"), each a series of Loomis Sayles Funds (the "Trust"), are separately managed, no-load mutual funds and each Fund has its own investment objective and policies. Loomis, Sayles & Company, L.P. ("Loomis Sayles") is the investment adviser of each Fund.

  The Funds offer three classes of shares: an Admin Class that is described in this Prospectus and an Institutional Class and a Retail Class that are described in separate prospectuses. This Prospectus concisely describes the information that an investor should know before investing in the Admin Class shares of the Fund. Please read it carefully and keep it for future reference. A Statement of Additional Information (SAI) dated January 1, 1999, as revised from time to time, is available free of charge; write to Loomis Sayles Distributors, L.P. (the "Distributor"), One Financial Center, Boston, Massachusetts 02111 or telephone 800-633-3330. The SAI, which contains more detailed information about the Funds, has been filed with the Securities and Exchange Commission (the "SEC") and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov). The SAI is incorporated by reference (legally forms a part of the Prospectus). To obtain more information about the Institutional Class or Retail Class, please call the Distributor toll-free at 800-633-3330, contact your financial intermediary, or visit our Internet Website (http://www.loomissayles.com).

  For information about:                    For all other information about
   .Establishing an account                 the Funds:
   .Account procedures and status           CALL 800-633-3330
   .Exchanges
   .Shareholder services
  CALL 800-626-9390

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HEREIN HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
SUMMARY OF EXPENSES.......................................................   3
FINANCIAL HIGHLIGHTS......................................................   4
THE TRUST.................................................................   6
INVESTMENT OBJECTIVE AND POLICIES.........................................   6
MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS AND RISK CONSIDERATIONS.....   8
THE FUNDS' INVESTMENT ADVISER.............................................  18
FUND EXPENSES.............................................................  19
PORTFOLIO TRANSACTIONS....................................................  19
HOW TO PURCHASE SHARES....................................................  20
SHAREHOLDER SERVICES......................................................  21
HOW TO REDEEM SHARES......................................................  22
CALCULATION OF PERFORMANCE INFORMATION....................................  23
DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES...........................  24
APPENDIX A
  DESCRIPTION OF BOND RATINGS.............................................  26

                              SUMMARY OF EXPENSES
               (FOR AN ADMIN CLASS SHARE OF THE INDICATED FUND)

  The following information is provided as an aid in understanding the various expenses that an investor in a Fund will bear indirectly. The information about each Fund shown below is based on expenses for the Funds' first fiscal year. The information below should not be considered a representation of past or future expenses, as actual expenses may be greater or less than those shown. Also, the 5% annual return assumed in the Example should not be considered a representation of investment performance, as actual performance will vary.

                                                                      SMALL CAP
                                                             BOND       VALUE
                                                             FUND       FUND
                                                             ----     ---------
 Shareholder Transaction Expenses:
 Maximum Sales Load Imposed on Purchases (as % of offering
  price)..................................................   none       none
 Maximum Sales Load Imposed on Reinvested Dividends (as %
  of offering price)......................................   none       none
 Maximum Deferred Sales Load (as % of original purchase
  price or redemption proceeds)...........................   none       none
 Redemption Fees/1...................................../..   none       none
 Exchange Fees............................................   none       none
 Annual Fund Operating Expenses (as a percentage of
  average net assets):
 Management Fees..........................................    .60%       .75%
 12b-1 Fees/3........................................../..    .25%       .25%
 Administrative Fees/4................................./..    .25%       .25%
 Other Operating Expenses (after expense reimbursement
  where indicated)........................................    .15%/2/    .25%/2/
 Total Fund Operating Expenses............................   1.25%/2/   1.50%/2/
 Example:
 An investor would pay the following expenses on a $1,000
  investment assuming a 5% annual return (with or without
  a redemption at the end of each time period):
 One Year.................................................   $ 13       $ 15
 Three Years..............................................   $ 40       $ 47

-----------
/1/A $5 charge applies to any wire transfer of redemption proceeds.

/2/Loomis Sayles has voluntarily agreed, for an indefinite period, to limit the Total Operating Expenses, exclusive of Administrative Fees, of the Admin Class of the Bond Fund and Small Cap Value Fund to 1.00% and 1.25%, respectively. Without this agreement Other Operating Expenses (including 12b-1 and Administrative Fees) and Total Operating Expenses would have been 5.72% and 6.32% for the Bond Fund and 3.24% and 3.99% for the Small Cap Value Fund, respectively.


/3/Because of the ongoing nature of the 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.
/4/Administrative fees shown represent the maximum amount presently authorized by the Trustees.

                             FINANCIAL HIGHLIGHTS

                  (FOR AN ADMIN CLASS SHARE OF THE FUNDS

               OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

  The financial highlights tables that follow have been audited by PricewaterhouseCoopers LLP, independent accountants. The following information should be read in conjunction with the financial highlights, financial statements and the notes thereto contained in the Funds' 1998 Annual Report, which is incorporated by reference in this Prospectus and the Statement of Additional Information.

                                                              BOND FUND
                                                            --------------
                                                              JANUARY 2*
                                                                  TO
                                                            SEPTEMBER 30**
                                                                 1998
                                                            --------------
 Net asset value, beginning of period.....................      $12.83
                                                                ------
 Income from investment operations--
 Net investment income (loss).............................        0.47
 Net realized and unrealized gain (loss) on investments...       (0.62)
                                                                ------
  Total from investment operations........................       (0.15)
                                                                ------
 Less distributions--
 Dividends from net investment income.....................       (0.40)
                                                                ------
  Total distributions.....................................       (0.40)
                                                                ------
 Net asset value, end of period...........................      $12.28
                                                                ======
 Total return (%)***......................................        (1.3)++
 Net assets, end of period (000)..........................      $  630
 Ratio of operating expenses to average net assets
  (%)****.................................................        1.25+
 Ratio of net investment income to average net assets
  (%).....................................................        7.45+
 Portfolio turnover rate (%)..............................          24++
 Without giving effect to voluntary expense limitations:
 The ratio of operating expenses to average net assets
  would have been (%).....................................        6.32+
 Net investment income per share would have been..........      $ 0.15

-----------


   * Commencement of investment operations.

  ** The Fund's fiscal year-end changed to September 30 from December 31.

 *** Total returns would have been lower had the adviser not reduced its advisory fee and/or borne other operating expenses.

**** The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses would have been higher.
   + Computed on an annualized basis.

  ++ Periods less than one year are not annualized.

                                                              SMALL CAP
                                                              VALUE FUND
                                                            --------------
                                                              JANUARY 2*
                                                                  TO
                                                            SEPTEMBER 30**
                                                                 1998
                                                            --------------
 Net asset value, beginning of period.....................      $18.62
                                                                ------
 Income from investment operations--
 Net investment income (loss).............................        0.03
 Net realized and unrealized gain (loss) on investments...       (3.11)
                                                                ------
  Total from investment operations........................       (3.08)
                                                                ------
 Net asset value, end of period...........................      $15.54
                                                                ======
 Total return (%)***......................................       (16.5)++
 Net assets, end of period (000)..........................      $1,046
 Ratio of operating expenses to average net assets
  (%)****.................................................        1.50+
 Ratio of net investment income to average net assets
  (%).....................................................        0.95+
 Portfolio turnover rate (%)..............................          78++
 Without giving effect to voluntary expense limitations:
 The ratios of operating expenses to average net assets
  would have been (%).....................................        3.99+
 Net investment income per share would have been..........      $(0.05)

-----------

   * Commencement of investment operations.

  ** The Fund's fiscal year-end changed to September 30 from December 31.

 *** Total returns would have been lower had the adviser not reduced its advisory fee and/or borne other operating expenses.

**** The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses would have been higher.
   + Computed on an annualized basis.

  ++ Periods less than one year are not annualized.

NOTE: Further information about each Fund's performance is contained in the Funds' 1998 annual reports to shareholders, which may be obtained without charge.

                                   THE TRUST

  Each Fund is a series of the Trust. The Trust is a diversified open-end management investment company organized as a Massachusetts business trust on February 20, 1991. The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest in multiple series. Shares are freely transferable and entitle shareholders to receive dividends as determined by the Trust's board of trustees and to cast a vote for each share held at shareholder meetings. The Trust does not generally hold shareholder meetings and will do so only when required by law. Shareholders may call meetings to consider removal of the Trust's trustees.

                       INVESTMENT OBJECTIVE AND POLICIES

LOOMIS SAYLES BOND FUND

  The Fund's investment objective is high total investment return through a combination of current income and capital appreciation.

  The Fund seeks to achieve its objective by normally investing substantially all of its assets in fixed income securities, although up to 20% of its total assets may be invested in preferred stocks. At least 65% of the Fund's total assets will normally be invested in bonds. The fixed income securities in which the Fund may invest include corporate securities, securities issued or guaranteed by the U.S. Government or its authorities or instrumentalities ("U.S. Government Securities"), commercial paper, zero coupon securities, mortgage-backed securities, stripped mortgage-backed securities, collateralized mortgage obligations ("CMOs"), asset-backed securities, when-issued securities, real estate investment trusts ("REITs"), Rule 144A securities, repurchase agreements and convertible securities. The Fund may engage in options and futures transactions, repurchase transactions, foreign currency hedging transactions and swap transactions.

  The Fund may invest any portion of its assets in securities of Canadian issuers, and up to 20% of its total assets in securities of other foreign issuers. The Fund may also invest up to 35% of its total assets in securities of below investment grade quality (commonly known as "junk bonds"). Securities of below investment grade quality are securities rated below the top four rating categories by each major rating agency that has rated the security, including securities in the lowest rating categories, and unrated securities that Loomis Sayles determines to be of comparable quality.

  The percentages of the Fund's assets invested as of September 30, 1998, in securities assigned to the various rating categories by Standard & Poor's and Moody's Investors Service, Inc. ("Moody's") at the time of purchase or, if unrated, determined by Loomis Sayles to be of comparable quality, were as follows:

               STANDARD & POOR'S MOODY'S
               ----------------- -------
      AAA/Aaa
      AA/Aa
      A/A
      BBB/Baa
      BB/Ba
      B/B
      CCC/Caa
      C/Ca
      D

LOOMIS SAYLES SMALL CAP VALUE FUND

  The Fund's investment objective is long-term capital growth from investments in common stocks or their equivalent.

  The Fund seeks to achieve its objective by investing primarily in equity securities of small capitalization companies with good earnings growth potential that Loomis Sayles believes are undervalued by the market. The Fund will normally invest at least 65% of its total assets in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000 Index and may invest up to 35% of its total assets in larger companies. Loomis Sayles seeks to build a core small capitalization portfolio of stocks of solid companies with reasonable growth prospects and that are attractively priced in relation to the companies' earnings with a smaller emphasis on special situations and turnarounds (companies that have experienced significant business problems but which Loomis Sayles believes have favorable prospects for recovery), as well as unrecognized stocks. Current income is not a consideration in selecting the Fund's investments. The Fund may invest up to 20% of its total assets in securities of foreign issuers. The Fund may also engage in foreign currency hedging transactions, REITs and Rule 144A securities.

BOTH FUNDS

  For temporary defensive purposes, each Fund may invest any portion of its assets in fixed income securities, cash or any other securities deemed appropriate by Loomis Sayles.

  Except for each Fund's investment objective, and any investment policies that are identified as "fundamental," all of the investment policies of each Fund may be changed without a vote of Fund shareholders.

                 MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS
                            AND RISK CONSIDERATIONS

COMMON STOCKS AND OTHER EQUITY SECURITIES

  Each Fund may invest in common stocks and similar equity securities, such as warrants and convertibles. These securities are volatile and more risky than some other forms of investment. The value of an investment in a Fund that invests in equity securities may sometimes decrease. Equity securities of companies with relatively small market capitalization may be more volatile than the securities of larger, more established companies and than the broad equity market indexes.

WHEN-ISSUED SECURITIES

  Each Fund may purchase securities on a "when-issued" basis. This means that the Fund will enter into a commitment to buy the security before the security has been issued. The Fund's payment obligation and the interest rate on the security are determined when the Fund enters into the commitment. The security is typically delivered to the Fund 15 to 120 days later. No interest accrues on the security between the time the Fund enters into the commitment and the time the security is delivered. If the value of the security being purchased falls between the time a Fund commits to buy it and the payment date, the Fund may sustain a loss. The risk of this loss is in addition to the Fund's risk of loss on the securities actually in its portfolio at the time. In addition, when the Fund buys a security on a when-issued basis, it is subject to the risk that market rates of interest will increase before the time the security is delivered, with the result that the yield on the security delivered to the Fund may be lower than the yield available on other, comparable securities at the time of delivery. If a Fund has outstanding obligations to buy when-issued securities, it will maintain liquid assets in a segregated account at its custodian bank in an amount sufficient to satisfy these obligations.

CONVERTIBLE SECURITIES

  The Bond Fund may invest in convertible securities which include corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchange for) common stocks or other equity securities at a stated price or rate. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their value will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity security, however, so that when the price of the underlying equity security falls, the decline in the price of the convertible security may sometimes be less substantial than that of the underlying equity security. Due to the conversion feature, convertible securities generally yield less than nonconvertible fixed income securities of similar credit quality and maturity. The Fund's investment in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock at a specified date and conversion ratio, or that are convertible at the option of the issuer. Because conversion is not at the option of the holder, the Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock has declined substantially.

REAL ESTATE INVESTMENT TRUSTS

  Each Fund may invest in REITs. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, risks of default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code, and failing to maintain their exemptions from registration under the Investment Company Act of 1940 (the "1940 Act").

  Investment in REITs involves risk similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger securities.

RULE 144A SECURITIES

  Each Fund may invest in Rule 144A securities, which are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless Loomis Sayles has determined, under guidelines established by the Trust's trustees, that the particular issue of Rule 144A securities is liquid.

FOREIGN SECURITIES

  Each Fund may invest in securities of issuers organized or headquartered outside the United States ("foreign securities"). The Small Cap Value Fund will not purchase a foreign security if, as a result, the Fund's holdings of foreign securities would exceed 20% of the Fund's total assets. The Bond Fund may invest any portion of its assets in securities of Canadian issuers, but will not purchase foreign securities other than those of Canadian issuers if, as a result, such Fund's holdings of non-U.S. and non-Canadian securities would exceed 20% of the Fund's total assets.

  Although investing in foreign securities may increase a Fund's diversification and reduce portfolio volatility, foreign securities may present risks not associated with investments in comparable securities of U.S. issuers. There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than in the United States. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. A Fund's receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

  A Fund's investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

  Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of a Fund investing in these securities may be affected favorably or unfavorably by changes in currency exchange rates, exchange control regulations or foreign withholding taxes. Changes in the value relative to the U.S. dollar of a foreign currency in which a Fund's holdings are denominated will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution.

  In addition, although part of a Fund's income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of the dividend, the Fund could be required to liquidate portfolio securities to pay the dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund accrues expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

  In determining whether to invest assets of a Fund in securities of a particular foreign issuer, Loomis Sayles will consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax law may reduce a Fund's net income available for distribution to shareholders.

FOREIGN CURRENCY HEDGING TRANSACTIONS

  Each Fund may engage in foreign currency exchange transactions to protect the value of specific portfolio positions or in anticipation of changes in relative values of currencies in which current or future Fund portfolio holdings are denominated or quoted. For example, to protect against a change in the foreign currency exchange rate between the date on which a Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, or to "lock in" the equivalent of a dividend or interest payment in another currency, a Fund might purchase or sell a foreign currency on a spot (that is, cash) basis at the prevailing spot rate. If conditions warrant, the Funds may also enter into private contracts to purchase or sell foreign currencies at a future date ("forward contracts"). The Funds might also purchase exchange-listed and over-the-counter call and put options on foreign currencies. Over-the-counter currency options are generally less liquid than exchange-listed options, and will be treated as illiquid assets. The Funds may not be able to dispose of over-the-counter options readily.

  Foreign currency transactions involve costs and may result in losses.

REPURCHASE AGREEMENTS

  The Small Cap Value Fund and the Bond Fund may each invest in repurchase agreements. In repurchase agreements, the Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. Such transactions afford an opportunity for the Fund to earn a return on available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligations to repurchase.

DEBT AND OTHER FIXED INCOME SECURITIES

  The Bond Fund may invest in fixed income securities of any maturity. Fixed income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed income securities include securities issued by federal, state, local and foreign governments and related agencies, and by a wide range of private issuers. Because interest rates vary, it is impossible to predict the income of a Fund that invests in fixed income securities for any particular period. The net asset value of such a Fund's shares will vary as a result of changes in the value of the securities in the Fund's portfolio.

  Fixed income securities are subject to market and credit risk. Market risk relates to changes in a security's value as a result of changes in interest rates generally. In general, the values of fixed income securities increase when prevailing interest rates fall and decrease when interest rates rise. Credit risk relates to the ability of the issuer to make payments of principal and interest.

U.S. GOVERNMENT SECURITIES

  The Bond Fund may invest in U.S. Government Securities. U.S. Government Securities have different kinds of government support. For example, some U.S. Government Securities, such as U.S. Treasury bonds, are supported by the full faith and credit of the United States, whereas certain other U.S. Government Securities issued or guaranteed by federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States.

  Although U.S. Government Securities generally do not involve the credit risks associated with other types of fixed income securities, the market values of U.S. Government Securities do go up and down as interest rates change. Thus, for example, the value of an investment in a Fund that holds U.S. Government Securities may fall during times of rising interest rates. Yields on U.S. Government Securities tend to be lower than those on corporate securities of comparable maturities.

  Some U.S. Government Securities, such as Government National Mortgage Association Certificates ("GNMA"), are known as "mortgage-backed" securities. Interest and principal payments on the mortgages underlying mortgage-backed U.S. Government Securities are passed through to the holders of the security. If the Fund purchases mortgage-backed securities at a discount or a premium, the Fund will recognize a gain or loss when the payments of principal, through prepayment or otherwise, are passed through to the Fund and, if the payment occurs in a period of falling interest rates, the Fund may not be able to reinvest the payment at as favorable an interest rate. As a result of these principal prepayment features, mortgage-backed securities are generally more volatile investments than many other fixed income securities.

  In addition to investing directly in U.S. Government Securities, the Fund may purchase certificates of accrual or similar instruments ("strips") evidencing undivided ownership interests in interest payments or principal payments, or both, in U.S. Government Securities. These investment instruments may be highly volatile.

LOWER RATED FIXED INCOME SECURITIES

  The Bond Fund may invest up to 35% of its total assets in securities rated below investment grade (commonly referred to as "junk bonds"). A security will be treated as being of investment grade quality if at the time the Bond Fund acquires it at least one major rating agency has rated the security in its top four rating categories (even if another such agency has issued a lower rating), or if the security is unrated but Loomis Sayles determines it to be of investment grade quality. Lower rated fixed income securities generally provide higher yields, but are subject to greater credit and market risk, than higher quality fixed income securities. Lower rated fixed income securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of a Fund investing in lower rated fixed income securities may be more dependent on Loomis Sayles' own credit analysis than is the case with higher quality bonds. The market for lower rated fixed income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower rated fixed income securities. This lack of liquidity at certain times may affect the values of these securities and may make the evaluation and sale of these securities more difficult. Securities in the lowest rating categories may be in poor standing or in default. Securities in the lowest investment grade category (BBB or Baa) have some speculative characteristics.

  For more information about the ratings services' descriptions of the various rating categories, see Appendix A.

ZERO COUPON SECURITIES

  The Bond Fund may invest in "zero coupon" fixed income securities. These securities accrue interest at a specified rate, but do not pay interest in cash on a current basis. The Fund is required to distribute the income on these securities to Fund shareholders as the income accrues, even though the Fund is not receiving the income in cash on a current basis. Thus the Fund may have to sell other investments to obtain cash to make income distributions at times when Loomis Sayles would not otherwise deem it advisable to do so. The market value of zero coupon securities is often more volatile than that of non-zero coupon fixed income securities of comparable quality and maturity.

MORTGAGE-BACKED SECURITIES

  The Bond Fund may invest in mortgage-backed securities, such as GNMA or Fannie Mae certificates, which differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if the Fund purchases these assets at a premium, a faster-than-expected prepayment rate will reduce yield to maturity, and a slower-than-expected prepayment rate will increase yield to maturity. If the Fund purchases mortgage-backed securities at a discount, faster-than-expected prepayments will increase, and slower-than-expected prepayments will reduce, yield to maturity. Prepayments, and resulting amounts available for reinvestment by the Fund, are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates. Accelerated prepayments on securities purchased at a premium may result in a loss of principal if the premium has not been fully amortized at the time of prepayment. Although these securities will decrease in value as a result of increases in interest rates generally, they are likely to appreciate less than other fixed-income securities when interest rates decline because of the risk of prepayments.

STRIPPED MORTGAGE-BACKED SECURITIES

  The Bond Fund may invest in interest-only and principal-only classes of mortgage-backed securities ("IOs" and "POs"). The yield to maturity on an IO or PO is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurably adverse effect on the Fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IOs experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.

  The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the Fund's ability to buy or sell those securities at any particular time.

COLLATERALIZED MORTGAGE OBLIGATIONS

  The Bond Fund may invest in CMOs. A CMO is a security backed by a portfolio of mortgages. CMOs may be issued either by U.S. Government instrumentalities or by non-governmental entities. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMOs first to mature generally will be retired prior to its maturity. As with other mortgage-backed securities, the early retirement of a particular class or series of CMOs held by the Fund could involve the loss of any premium the Fund paid when it acquired the investment and could result in the Fund's reinvesting the proceeds at a lower interest rate than the retired CMO paid. Because of the early retirement feature, CMOs may be more volatile than many other fixed-income investments.

ASSET-BACKED SECURITIES

  The Bond Fund may invest in asset-backed securities. Through the use of trusts and special purpose corporations, automobile and credit card receivables are securitized in pass-through structures similar to mortgage pass-through structures or in a pass-through structure similar to the CMO structure. Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, the Fund will ordinarily reinvest the prepaid amounts in securities the yields of which reflect interest rates prevailing at the time. Therefore, the Fund's ability to maintain a portfolio that includes high-yielding asset-backed securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities that have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss.

SWAP TRANSACTIONS

  The Bond Fund may enter into interest rate or currency swaps. The Fund will enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies. The Fund will maintain liquid assets in a segregated custodial account to cover its current obligations under swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which the Fund and a swap counterparty enter as principals, the Fund may experience a loss or delay in recovering assets if the counterparty were to default on its obligations.

OPTIONS AND FUTURES TRANSACTIONS

  The Bond Fund may buy, sell or write options on securities, securities indexes, currencies or futures contracts and may buy and sell futures contracts on securities, securities indexes or currencies. The Fund may engage in these transactions either for the purpose of enhancing investment return, or to hedge against changes in the value of other assets that the Fund owns or intends to acquire. Options and futures fall into the broad category of financial instruments known as "derivatives" and involve special risks. Use of options or futures for other than hedging purposes may be considered a speculative activity, involving greater risks than are involved in hedging.

  Options can generally be classified as either "call" or "put" options. There are two parties to a typical options transaction: the "writer" and the "buyer." A call option gives the buyer the right to buy a security or other asset (such as an amount of currency or a futures contract) from, and a put option gives the buyer the right to sell a security or other asset to, the option writer at a specified price, on or before a specified date. The buyer of an option pays a premium when purchasing the option, which reduces the return on the underlying security or other asset if the option is exercised, and results in a loss if the option expires unexercised. The writer of an option receives a premium from writing an option, which may increase its return if the option expires or is closed out at a profit. If the Fund as the writer of an option is unable to close out an unexpired option, it must continue to hold the underlying security or other asset until the option expires, to "cover" its obligation under the option.

  A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of the type of instrument or cash at the time and in the amount specified in the contract. Although many futures contracts call for the delivery (or acceptance) of the specified instrument, futures are usually closed out before the settlement date through the purchase (or sale) of a comparable contract. If the price of the sale of the futures contract by the Fund exceeds (or is less than) the price of the offsetting purchase, the Fund will realize a gain (or loss).

  The value of options purchased by the Fund and futures contracts held by the Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund's portfolio. All transactions in options and futures involve the possible risk of loss to the Fund of all or a significant part of the value of its investment. In some cases, the risk of loss may exceed the amount of the Fund's investment. When the Fund writes a call option or sells a futures contract without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. The Fund will be required, however, to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy its obligations under options and futures contracts.

  The successful use of options and futures will usually depend on Loomis Sayles' ability to forecast stock market, currency or other financial market movements correctly. The Fund's ability to hedge against adverse changes in the value of securities held in its portfolio through options and futures also depends on the degree of correlation between changes in the value of futures or options positions and changes in the values of the portfolio securities. The successful use of futures and exchange traded options also depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time. In the case of options that are not traded on an exchange ("over-the-counter" options), the Fund is at risk that the other party to the transaction will default on its obligations, or will not permit the Fund to terminate the transaction before its scheduled maturity. As a result of these characteristics, the Fund will treat most over-the-counter options (and the assets it segregates to cover its obligations thereunder) as illiquid.

  The options and futures markets of foreign countries are small compared to those of the United States and consequently are characterized in most cases by less liquidity than are the U.S. markets. In addition, foreign markets may be subject to less detailed reporting requirements and regulatory controls than U.S. markets. Furthermore, investments in options in foreign markets are subject to many of the same risks as other foreign investments. See "Foreign Securities" above.

YEAR 2000

  Many computer software systems in use today cannot properly process date-related information from and after January 1, 2000. Should any of the computer systems employed by the Funds' major service providers fail to process this type of information properly, that could have a negative impact on the Funds' operations and the services that are provided to the Funds' shareholders. Loomis Sayles and the Distributor have each advised the Funds that they are reviewing all of their computer systems with the goal of modifying or replacing such systems prior to January 1, 2000, to the extent necessary to foreclose any such negative impact. In addition, Loomis Sayles has been advised by the Funds' custodian that it is also in the process of reviewing its systems with the same goal. As of the date of this prospectus, the Funds and Loomis Sayles have no reason to believe that these goals will not be achieved. Similarly, the values of certain of the portfolio securities held by the Funds may be adversely affected by the inability of the securities' issuers or of third parties to process this type of information properly.

                         THE FUNDS' INVESTMENT ADVISER

  The Funds' investment adviser is Loomis Sayles, One Financial Center, Boston, Massachusetts 02111. Founded in 1926, Loomis Sayles is one of the country's oldest and largest investment firms. The general partner of Loomis Sayles is a special purpose corporation that is an indirect wholly-owned subsidiary of Nvest Company, L.P. ("Nvest Companies"). Nvest Companies' managing general partner, Nvest Corporation, is a direct wholly-owned subsidiary of Metropolitan Life Insurance Company ("Met Life"), a mutual life insurance company. Nvest Companies' advising general partner, Nvest, L.P., is a publicly traded company listed on the New York Stock Exchange. Nvest Corporation is the sole general partner of Nvest L.P.

  In addition to selecting and reviewing the Fund's investments, Loomis Sayles provides executive and other personnel for the management of the Funds. The Trust's board of trustees supervises Loomis Sayles' conduct of the affairs of the Funds.



  As of October 31, 1998, Charles Schwab & Co. Inc. owned 48% of the Bond Fund and 16% of the Small Cap Value Fund. As of October 31, 1998, Smith Barney, Inc. owned 10% of the Small Cap Value Fund. Shareholders holding more than 25% of a Fund's shares may be deemed to control the relevant Fund.

  Daniel J. Fuss, President of the Trust and Executive Vice President of Loomis Sayles, has served as the portfolio manager of the Bond Fund since its commencement of investment operations in 1991. Kathleen C. Gaffney, Vice President of Loomis Sayles, has served as associate portfolio manager of the Bond Fund since October, 1997. Mr. Fuss and Ms. Gaffney joined Loomis Sayles in 1976 and 1984, respectively.

  Jeffrey C. Petherick, Vice President of the Trust and of Loomis Sayles, has served as a portfolio manager of the Small Cap Value Fund since 1993, and Mary
C. Champagne, Vice President of the Trust and of Loomis Sayles, has served as a portfolio manager of the Small Cap Value Fund since 1995. Mr. Petherick joined Loomis Sayles in 1990. Before joining Loomis Sayles in 1993, Ms. Champagne was a portfolio manager at NBD Bank.

                                 FUND EXPENSES

  The Bond Fund pays Loomis Sayles an annual investment advisory fee of .60% of the Fund's average daily net assets. The Small Cap Value Fund pays Loomis Sayles an annual investment advisory fee of .75% of the Fund's average daily net assets. Such investment advisory fees are paid monthly. In addition to the investment advisory fee, each Fund pays all expenses not expressly assumed by Loomis Sayles, including taxes, brokerage commissions, fees and expenses of registering or qualifying the Fund's shares under federal and state securities laws, fees of the Fund's custodian, transfer agent, independent accountants and legal counsel, expenses of shareholders' and trustees' meetings, 12b-1 fees, administrative fees, expenses of preparing, printing and mailing prospectuses to existing shareholders and fees of trustees who are not directors, officers or employees of Loomis Sayles or its affiliated companies.

  Under a Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, each of the Funds pays the Distributor, a subsidiary of Loomis Sayles, a monthly distribution fee at an annual rate not to exceed 0.25% of the Fund's average daily net assets attributable to the Admin Class shares. The Distributor may pay all or any portion of the distribution fee to securities dealers or other organizations (including, but not limited to, any affiliate of the Distributor) as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares of the Funds, or for providing personal services to investors in Admin Class shares of the Funds and/or the maintenance of accounts, and may retain all or any portion of the distribution fee as compensation for the Distributor's services as principal underwriter of the Admin Class shares of the Funds.

  Each of the Funds may also pay an "administrative fee" at an annual rate of up to 0.25% of its average daily net assets attributable to the Admin Class to certain securities dealers or financial intermediaries for providing personal service and account maintenance for their customers who are shareholders of the Funds. Loomis Sayles may also pay these parties a continuing fee at an annual rate of up to 0.25% of the value of Fund shares held for those customers' accounts, which fees are paid by Loomis Sayles out of its own assets and are not assessed against the Funds.

                            PORTFOLIO TRANSACTIONS

  Portfolio turnover considerations will not limit Loomis Sayles' investment discretion in managing the Funds' assets. The Funds anticipate that their portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions. High portfolio turnover may involve higher costs and higher levels of taxable gains.

                            HOW TO PURCHASE SHARES

  An intermediary may make an initial purchase of shares of any Fund by submitting a completed application form and payment to:

      Boston Financial Data Services
      P.O. Box 8314
      Boston, Massachusetts 02266-8314
      Attn: Loomis Sayles Funds

  Shares of the Fund may be purchased exclusively through intermediaries, who will be the record owner of the shares. The intermediary may purchase shares by paying cash or by exchanging Admin Class shares of any Fund.

  All purchases made by check should be in U.S. dollars and made payable to State Street Bank and Trust Company. Third party checks will not be accepted. When purchases are made by check or periodic account investment, redemption will not be allowed until the investment being redeemed has been in the account for 15 calendar days.

  Upon acceptance of an order, Boston Financial Data Services ("BFDS") opens an account, applies the payment to the purchase of full and fractional Fund shares and mails a statement of the account confirming the transaction.

  After an account has been established, the intermediary may send subsequent investments at any time directly to BFDS at the above address. The remittance must be accompanied by either the account identification slip detached from a statement of account or a note containing sufficient information to identify the account, i.e., the Fund name and the intermediary's account number or name and tax identification number.

  Initial or subsequent investments can also be made by federal funds wire. For initial investment by wire, contact the Distributor at 800-633-3330, option 5 for an account number before sending the wire. The intermediary should instruct its bank to wire federal funds to State Street Bank and Trust Company, ABA #011000028. The text of the wire should read as follows: "$ amount, STATE STREET BOS ATTN Mutual Funds. Credit Fund (Fund Name and Admin Class), DDA #9904-622-9, Account Name, Account Number." A bank may charge a fee for transmitting funds by wire.

  Each Fund and the Distributor reserve the right to reject any purchase order, including orders in connection with exchanges, for any reason which the Fund or the Distributor in its sole discretion deems appropriate. Although the Funds do not presently anticipate that they will do so, each Fund reserves the right to suspend or change the terms of the offering of its shares.

  The price an intermediary pays will be the per share net asset value next calculated after a proper investment order is received by the Trust's transfer or other agent or subagent. Shares of each Fund are sold with no sales charge. The net asset value of each Fund's shares is calculated once daily as of the close of regular trading on the New York Stock Exchange on each day the Exchange is open for trading, by dividing the Fund's net assets by the number of shares outstanding. Portfolio securities are valued at their market value as more fully described in the Statement of Additional Information.

  The Distributor may accept telephone orders from broker-dealers who have been previously approved by the Distributor. It is the responsibility of such broker-dealers to promptly forward purchase or redemption orders to the Distributor. Although there is no sales charge imposed by the Fund or the Distributor, broker-dealers may charge the investor a transaction-based fee or other fee for their services at either the time of purchase or the time of redemption. Such charges may vary among broker-dealers but in all cases will be retained by the broker-dealer and not remitted to the Fund.

  Each Fund also offers (i) a Retail Class of shares that has a $25,000 minimum investment for certain categories of investors, is offered through intermediaries and does not bear administrative fees, and (ii) an Institutional Class of shares that in the case of the Bond Fund has a $25,000 investment mimimum and in the case of the Small Cap Value Fund has a $1 million minimum investment for certain categories of investors and does not bear 12b-1 fees or administrative fees. Because of its higher expenses, the Admin Class of shares of each Fund is expected to have a lower total return than either of the Institutional Class or Retail Class of shares.

                             SHAREHOLDER SERVICES

  The Funds offer the following shareholder services, which are more fully described in the Statement of Additional Information. Explanations and forms are available from the Distributor. Telephone redemption and exchange privileges will be established automatically when an intermediary opens an account unless an intermediary elects on the application to decline the privileges. Other privileges must be specifically elected. A signature guarantee will be required to establish a privilege after an account is opened.

  FREE EXCHANGE PRIVILEGE. Admin Class shares of any Fund may be exchanged for Admin Class shares of any other fund that is a series of Loomis Sayles Funds and that offers Admin Class shares or for shares of certain money market funds advised by New England Funds Management, L.P., an affiliate of Loomis Sayles. Exchanges may be made by written instructions or by telephone, unless an intermediary elected on the application to decline telephone exchange privileges. The exchange privilege should not be viewed as a means for taking advantage of short-term swings in the market, and the Funds reserve the right to terminate or limit the privilege of any shareholder who makes more than four exchanges in any calendar year. The Funds may terminate or change the terms of the exchange privilege at any time, upon 60 days' notice to shareholders. An exchange is a taxable event for federal income tax purposes in which a gain or loss would be realized by an investor that is subject to federal income taxation.

                             HOW TO REDEEM SHARES

  An intermediary can redeem shares by sending a written request to the Distributor. Proceeds from a written request may be sent to the intermediary in the form of a check. As described below, an intermediary may also redeem shares by calling the Distributor at 800-626-9390. Proceeds resulting from a telephone redemption request can be wired to an intermediary's bank account or sent by check in the name of the intermediary to its record address.

  The written request must include the name of the Fund, the account number, the exact name(s) in which the shares are registered, and the number of shares or the dollar amount to be redeemed. Intermediaries requesting that redemption proceeds be wired to their bank accounts must provide specific wire instructions.

  If (1) an intermediary is requesting that the proceeds check be made out to someone other than the intermediary or be sent to an address other than the record address, (2) the account registration has changed within the last 30 days or (3) an intermediary is instructing us to wire the proceeds to a bank account not designated on the application, the intermediary must have the signatory's signature guaranteed by an eligible guarantor. Eligible guarantors include commercial banks, trust companies, savings associations, credit unions and brokerage firms that are members of domestic securities exchanges. Before submitting the redemption request, an intermediary should verify with the guarantor institution that it is an eligible guarantor. Signature guarantees by notaries public are not acceptable.

  When an intermediary telephones a redemption request, the proceeds are wired to the bank account previously chosen by the intermediary. A wire fee (currently $5) will be deducted from the proceeds. A telephonic redemption request must be received by the Distributor prior to the close of regular trading on the New York Stock Exchange. If an intermediary telephones a request to the Distributor after the Exchange closes or on a day when the Exchange is not open for business, the Distributor cannot accept the request and a new one will be necessary.

  If an intermediary decides to change the bank account to which proceeds are to be wired, the intermediary must send in this change in writing with a signature guarantee. Telephonic redemptions may only be made if the intermediary's bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. Unless an intermediary indicates otherwise on the account application, the Distributor will be authorized to act upon redemption and exchange instructions received by telephone from the intermediary or any person claiming to act as the intermediary's representative who can provide the Distributor with the intermediary's account registration and address as it appears on the records of State Street Bank. The Distributor will employ these or other reasonable procedures to confirm that instructions communicated by telephone are genuine; the Fund, State Street Bank, BFDS, the Distributor and Loomis Sayles will not be liable for any losses due to unauthorized or fraudulent instructions if these or other reasonable procedures are followed. For information, consult the Distributor. In times of heavy market activity, an intermediary who encounters difficulty in placing a redemption or exchange order by telephone may wish to place the order by mail as described above.

  The redemption price will be the net asset value per share next determined after the redemption request and any necessary special documentation are received by the Distributor in proper form.

  Proceeds resulting from a written redemption request will normally be mailed to an intermediary within seven days after receipt of the intermediary's request in good order. Telephonic redemption proceeds will normally be wired to an intermediary's bank on the first business day following receipt of a proper redemption request. If an intermediary purchased shares by check and the check was deposited less than 15 days prior to the redemption request, the Fund may withhold redemption proceeds until the check has cleared.

  The Fund may suspend the right of redemption and may postpone payment for more than seven days when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by the SEC for the protection of investors.

                    CALCULATION OF PERFORMANCE INFORMATION

  The Funds' investment performance may from time to time be included in advertisements about the Funds or Loomis Sayles Funds. "Yield" for each class of shares is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share of the class on the last day of that period.

  For purposes of calculating yield, net investment income is calculated in accordance with SEC regulations and may differ from net investment income as determined for financial reporting purposes. SEC regulations require that net investment income be calculated on a "yield-to-maturity" basis, which has the effect of amortizing any premiums or discounts in the current market value of fixed income securities. The current dividend rate is based on net investment income as determined for tax purposes, which may not reflect amortization in the same manner.

  "Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in a Fund. Total return may also be presented for other periods.

                DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES

  The Bond Fund declares and pays dividends quarterly. The Small Cap Value Fund declares and pays dividends annually. Each Fund also distributes all of its net capital gains realized from the sale of portfolio securities. Any capital gain distributions are normally made annually, but may, to the extent permitted by law, be made more frequently as deemed advisable by the trustees of the Trust. The Trust's trustees may change the frequency with which the Fund declares or pays dividends.

  Dividends and capital gain distributions will automatically be reinvested in additional shares of the same Fund unless an intermediary has elected to receive cash.

  Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As such, so long as a Fund distributes substantially all its net investment income and net capital gains to its shareholders, the Fund itself does not pay any federal income tax to the extent such income and gains are so distributed.

  An investor's income dividends and short-term capital gain distributions are taxable as ordinary income whether distributed in cash or additional shares. Distributions designated by a Fund as deriving from net gains on securities held for more than one year will be taxable as such (generally at a 20% rate for noncorporate shareholders) whether distributed in cash or additional shares and regardless of how long an investor has owned shares of the Fund.


  A dividend or distribution made shortly after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him or her as described above. If a shareholder held shares six months or less and during that period received a distribution of net capital gains, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.

  Each Fund is required to withhold 31% of any redemption proceeds (including the value of shares exchanged) and all income dividends and capital gain distributions it pays (1) if an intermediary does not provide a correct, certified taxpayer identification number, (2) if the Fund is notified that an intermediary has underreported income in the past, or (3) if an intermediary fails to certify to the Fund that he or she is not subject to such withholding.

  Dividends derived from interest on U.S. Government Securities may be exempt from state and local taxes.

  State Street Bank will send intermediaries and the IRS an annual statement detailing federal tax information, including information about dividends and distributions paid during the preceding year. An intermediary should keep this statement as a permanent record. A fee may be charged for any duplicate information requested.

NOTE: The foregoing summarizes certain tax consequences of investing in the Funds. Before investing, an investor should consult his or her own tax adviser for more information concerning the federal, foreign, state and local tax consequences of investing in, redeeming or exchanging Fund shares.

                                                                     APPENDIX A

                    DESCRIPTION OF BOND RATINGS ASSIGNED BY
                             STANDARD & POOR'S AND
                        MOODY'S INVESTORS SERVICE, INC.

STANDARD & POOR'S

                                      AAA

  This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                                      AA

  Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

                                       A

  Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

                                      BBB

  Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

                                BB, B, CCC, CC

  Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                                       C

  The rating C is reserved for income bonds on which no interest is being paid.

                                       D

  Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

                                       R

  This symbol is attached to the ratings of instruments with significant noncredit risks such as risks to principal or volatility of expected returns.

  Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC.

                                      AAA

  Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                      AA

  Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

                                       A

  Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

                                      BAA

  Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

                                      BA

  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                       B

  Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                      CAA

  Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                      CA

  Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                                       C

  Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    Should no rating be assigned by Moody's, the reason may be one of the following:

 1. An application for rating was not received or accepted.

 2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

 3. There is a lack of essential data pertaining to the issue or issuer.

 4. The issue was privately placed in which case the rating is not published in Moody's publications.

  Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

INVESTMENT ADVISER
Loomis, Sayles & Company, L.P.
One Financial Center
Boston, Massachusetts 02111

DISTRIBUTOR
Loomis Sayles Distributors, L.P.
One Financial Center
Boston, Massachusetts 02111

TRANSFER AND DIVIDEND PAYING AGENT
AND CUSTODIAN OF ASSETS
State Street Bank and Trust Company
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT FOR
STATE STREET BANK AND TRUST COMPANY
Boston Financial Data Services, Inc.
P.O. Box 8314
Boston, Massachusetts 02266

LEGAL COUNSEL
Ropes & Gray
One International Place
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
One Post Office Square
Boston, Massachusetts 02109

      ONE FINANCIAL CENTER . BOSTON, MASSACHUSETTS 02111 . (800) 633-3330

THE LOOMIS SAYLES FUNDS--EQUITY FUNDS

 RETAIL CLASS SHARES OF:



  LOOMIS SAYLES CORE VALUE FUND

  LOOMIS SAYLES INTERNATIONAL EQUITY FUND

  LOOMIS SAYLES MID-CAP GROWTH FUND

  LOOMIS SAYLES MID-CAP VALUE FUND

  LOOMIS SAYLES SMALL CAP GROWTH FUND

  LOOMIS SAYLES SMALL CAP VALUE FUND

  LOOMIS SAYLES STRATEGIC VALUE FUND

  LOOMIS SAYLES WORLDWIDE FUND

PROSPECTUS
                                                           JANUARY 1, 1999

THE LOOMIS SAYLES FUNDS--EQUITY FUNDS

  Loomis Sayles Core Value Fund, Loomis Sayles International Equity Fund, Loo-mis Sayles Mid-Cap Growth Fund, Loomis Sayles Mid-Cap Value Fund, Loomis Sayles Small Cap Growth Fund, Loomis Sayles Small Cap Value Fund, Loomis Sayles Strategic Value Fund and Loomis Sayles Worldwide Fund (the "Funds" and each a "Fund"), each a series of Loomis Sayles Funds, are separately managed, no-load mutual funds, each of which has its own investment objective and poli-cies. Loomis, Sayles & Company, L.P. ("Loomis Sayles") is the investment ad-viser of each Fund.

  The Funds offer two classes of shares: a Retail Class that is described in this Prospectus, and an Institutional Class, which generally has a higher min-imum investment and bears lower expenses, that is described in a separate pro-spectus. The Loomis Sayles Small Cap Value Fund also offers a third class of shares; an Admin Class, bearing higher expenses than the Institutional or Re-tail Class, that is described in a separate prospectus. This Prospectus con-cisely describes the information that an investor should know before investing in the Retail Class shares of any Fund. Please read it carefully and keep it for future reference. A Statement of Additional Information (SAI) dated Janu-ary 1, 1999, as revised from time to time, is available free of charge; write to Loomis Sayles Distributors, L.P. (the "Distributor"), One Financial Center, Boston, Massachusetts 02111 or telephone 800-633-3330. The SAI, which contains more detailed information about the Funds, has been filed with the Securities and Exchange Commission (the "SEC") and is available along with other related materials on the SEC's Internet Website (http://www.sec.gov). The SAI is in-corporated herein by reference (legally forms part of the Prospectus). To ob-tain more information about the Institutional Class or Admin Class of shares, please call the Distributor toll-free at 800-633-3330, contact your financial intermediary, or visit our Internet Website (http://www.loomissayles.com).

  For information about:                    For all other information about
   .  Establishing an account               the Funds:
   .  Account procedures and status         CALL 800-633-3330
   .  Exchanges
   .  Shareholder services
  CALL 800-626-9390


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
SUMMARY OF EXPENSES.......................................................   3
FINANCIAL HIGHLIGHTS......................................................   5
THE TRUST.................................................................  13
INVESTMENT OBJECTIVES AND POLICIES........................................  13
MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS AND RISK CONSIDERATIONS.....  16
THE FUNDS' INVESTMENT ADVISER.............................................  23
FUND EXPENSES.............................................................  25
PORTFOLIO TRANSACTIONS....................................................  26
HOW TO PURCHASE SHARES....................................................  26
SHAREHOLDER SERVICES......................................................  29
HOW TO REDEEM SHARES......................................................  29
CALCULATION OF PERFORMANCE INFORMATION....................................  31
DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES...........................  31

                              SUMMARY OF EXPENSES
               (FOR A RETAIL CLASS SHARE OF EACH INDICATED FUND)

  The following information is provided as an aid in understanding the various expenses that an investor in a Fund will bear indirectly. The information below is based on expenses for the Funds' most recent fiscal year ended, and should not be considered a representation of past or future expenses, as actual expenses may be greater or less than those shown. Also, the 5% annual return assumed in the Example should not be considered a representation of investment performance, as actual performance will vary.

                                   CORE      INTERNATIONAL MID-CAP    MID-CAP
                                   VALUE        EQUITY     GROWTH      VALUE
                                   FUND          FUND       FUND       FUND
                                   -----     ------------- -------    -------
Shareholder Transaction Expenses:
 Maximum Sales Load Imposed on
  Purchases (as % of offering
  price).......................... none          none       none       none
 Maximum Sales Load Imposed on
  Reinvested Dividends (as % of
  (offering price)................ none          none       none       none
 Maximum Deferred Sales Load
  (as % of original purchase price
  or redemption proceeds)......... none          none       none       none
 Redemption Fees/1............./.. none          none       none       none
 Exchange Fees.................... none          none       none       none
Annual Fund Operating Expenses
 (as a percentage of average
 net assets):
 Management Fees..................  .50%          .75%       .75%       .75%
 12b-1 Fees.......................  .25%          .25%       .25%       .25%
 Other Operating Expenses (after
  expense reimbursements where
  indicated)......................  .35%/2/       .25%/2/    .25%/2/    .25%/2/
 Total Fund Operating Expenses
  (after expense reimbursements
  where indicated)................ 1.10%/2/      1.25%/2/   1.25%/2/   1.25%/2/
Example:
An investor would pay the
 following expenses on a $1,000
 investment assuming a 5% annual
 return (with or without a
 redemption at the end of each
 time period):
 One Year......................... $ 11          $ 13       $ 13       $ 13
 Three Years...................... $ 35          $ 40       $ 40       $ 40
 Five Years....................... $ 61          $ 69       $ 69       $ 69
 Ten Years........................ $134          $151       $151       $151

                                    SMALL CAP     SMALL   STRATEGIC
                                     GROWTH     CAP VALUE   VALUE     WORLDWIDE
                                      FUND        FUND      FUND        FUND
                                    ---------   --------- ---------   ---------
Shareholder Transactions Expenses:
 Maximum Sales Load Imposed on
  Purchases (as % of offering
  price)..........................    none        none      none        none
 Maximum Sales Load Imposed on
  Reinvested Dividends
  (as % of offering price)........    none        none      none        none
 Maximum Deferred Sales Load
  (as % of original purchase price
  or redemption proceeds).........    none        none      none        none
 Redemption Fees/1............./..    none        none      none        none
 Exchange Fees....................    none        none      none        none
Annual Fund Operating Expenses
 (as a percentage of average
 net assets):
 Management Fees..................     .75%        .75%      .50%        .75%
 12b-1 Fees.......................     .25%        .25%      .25%        .25%
 Other Operating Expenses (after
  expense reimbursements where
  indicated)......................     .25%/2/     .19%      .50%/2/     .25%/2/
 Total Fund Operating Expenses
  (after expense reimbursements
  where indicated)................    1.25%/2/    1.19%     1.25%/2/    1.25%/2/
Example:
An investor would pay the
 following expenses on a $1,000
 investment assuming a 5% annual
 return (with or without a
 redemption at the end of each
 time period):
 One Year.........................    $ 13        $ 12      $ 13        $ 13
 Three Years......................    $ 40        $ 38      $ 40        $ 40
 Five Years.......................    $ 69        $ 65      $ 69        $ 69
 Ten Years........................    $151        $144      $151        $151

-----------
/1/A $5 charge applies to any wire transfer of redemption proceeds from any Fund.

/2/Loomis Sayles has voluntarily agreed, for an indefinite period, to limit the Funds' Total Operating Expenses to the percentages of net assets shown in the table. Without this agreement, Other Operating Expenses (including 12b-1 fees) and Total Operating Expenses would have been 1.7% and 2.20%, respectively, for the Core Value Fund, 9.51% and 10.26%, respectively, for the International Equity Fund, 27.22% and 27.97%, respectively, for the Mid-Cap Growth Fund, 12.56% and 13.31%, respectively, for the Mid-Cap Value Fund, 2.95% and 3.70%, respectively, for the Small Cap Growth Fund, 14.96% and 15.46%, respectively, for the Strategic Value Fund and 23.94% and 24.69%, respectively, for the Worldwide Fund. Other Operators Expenses and Total Operating Expenses for the Small Cap Value Fund were unaffected by this Agreement.

                             FINANCIAL HIGHLIGHTS
               (FOR A RETAIL CLASS SHARE OF EACH INDICATED FUND
                 OUTSTANDING THROUGHOUT THE INDICATED PERIODS)

  The financial highlights tables that follow have been audited by PricewaterhouseCoopers LLP, independent accountants. The information should be read in conjunction with the financial highlights, financial statements and the notes thereto contained in the Funds' 1998 Annual Report, which is incorporated by reference in this Prospectus and the Statement of Additional Information.

                                                         CORE VALUE FUND
                                                     -----------------------
                                                      NINE MONTHS   JAN. 2**
                                                         ENDED         TO
                                                     SEPTEMBER 30*, DEC. 31,
                                                          1998        1997
                                                     -------------- --------
 Net asset value, beginning of period................    $17.62      $15.60
                                                         ------      ------
 Income from investment operations--
   Net investment income (loss)......................      0.15***     0.15***
   Net realized and unrealized gain (loss)
    on investments...................................     (0.98)       4.30
                                                         ------      ------
    Total from investment operations.................   (0.83)       4.45
                                                         ------      ------
 Less distributions--
   Dividends from net investment income..............      0.00       (0.16)
   Distributions from net realized capital gains.....      0.00       (2.27)
                                                         ------      ------
    Total distributions..............................      0.00       (2.43)
                                                         ------      ------
 Net asset value, end of period......................    $16.79      $17.62
                                                         ======      ======
 Total return (%)****................................      (4.7)       28.9
 Net assets, end of period (000).....................    $1,015      $1,324
 Ratio of operating expenses to average net
  assets (%)+........................................      1.10++      1.10++
 Ratio of net investment income to average net
  assets (%).........................................      1.07++      0.84++
 Portfolio turnover rate (%).........................        49+++       64
 Without giving effect to voluntary expense
  limitations:
   The ratios of operating expenses to average net
    assets would have been (%).......................      2.20++      6.17++
   Net investment income per share would have been...    $ 0.00***   $(0.73)***

-----------

   * The Fund's fiscal year-end changed to September 30 from December 31.

  ** Commencement of investment operations.

 *** Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

**** Total returns would have been lower had the adviser not reduced its advisory fee and/or borne other operating expenses.
   + The advisor has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses would have been higher.
  ++ Computed on an annualized basis.

 +++  Periods less than one year are not annualized.

                                              INTERNATIONAL EQUITY FUND
                                           --------------------------------
                                             NINE MONTHS          JAN. 2**
                                                ENDED                TO
                                           SEPTEMBER 30*,         DEC. 31,
                                                1998                1997
                                           ---------------     ------------
 Net asset value, beginning of period...      $      11.28     $      13.16
                                              ------------     ------------
 Income from investment operations--
   Net investment income (loss).........              0.10             0.10 ***
   Net realized and unrealized gain
    (loss) on investments...............             (0.68)           (0.26)
                                              ------------     ------------
    Total from investment operations....             (0.58)           (0.16)
                                              ------------     ------------
 Less distributions--
   Dividends from net investment income.              0.00            (0.17)
   Distributions from net realized
    capital gains.......................              0.00            (1.55)
                                              ------------     ------------
    Total distributions.................              0.00            (1.72)
                                              ------------     ------------
 Net asset value, end of period.........      $      10.70     $      11.28
                                              ============     ============
 Total return (%)****...................              (5.1)+++         (1.3)
 Net assets, end of period (000)........      $        150     $        233
 Ratio of operating expenses to average
  net assets (%)+.......................              1.25 ++          1.25 ++
 Ratio of net investment income to
  average net assets (%)................              1.16 ++          0.73 ++
 Portfolio turnover rate (%)............                96 +++          119
 Without giving effect to voluntary
  expense limitations:
   The ratios of operating expenses to
    average net assets would have been
    (%).................................             10.26 ++         16.24 ++
   Net investment income per share would
    have been...........................      $      (0.67)    $      (1.93)***

-----------

   * The Fund's fiscal year-end changed to September 30 from December 31.

  ** Commencement of investment operations.

 *** Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

**** Total returns would have been lower had the adviser not reduced its advisory fee and/or borne other operating expenses.
   + The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses would have been higher.
  ++ Computed on an annualized basis.

 +++ Periods less than one year are not annualized.

                                                        MID-CAP GROWTH  FUND
                                                       -----------------------
                                                        NINE MONTHS   JAN. 2**
                                                           ENDED         TO
                                                       SEPTEMBER 30*, DEC. 31,
                                                            1998        1997
                                                       -------------- --------
 Net asset value, beginning of period................      $11.49      $10.00
                                                           ------      ------
 Income from investment operations--
   Net investment income (loss)......................       (0.05)      (0.06)
   Net realized and unrealized gain (loss)
    on investments...................................       (0.95)       2.27
                                                           ------      ------
    Total from investment operations.................       (1.00)       2.21
                                                           ------      ------
 Less distributions--
   Distributions in excess of net investment income..        0.00       (0.10)
   Distributions from net realized capital gains.....        0.00       (0.62)
                                                           ------      ------
    Total distributions..............................        0.00       (0.72)
                                                           ------      ------
 Net asset value, end of period......................      $10.49      $11.49
                                                           ======      ======
 Total return (%)***.................................        (8.7)++     22.4
 Net assets, end of period (000).....................      $   85      $   74
 Ratio of operating expenses to average net
  assets (%)****.....................................        1.25 +      1.25 +
 Ratio of net investment income to average net assets
  (%)................................................       (0.60)+     (0.67)+
 Portfolio turnover rate (%).........................          82 ++      174
 Without giving effect to voluntary expense
  limitations:
   The ratios of operating expenses to average net
    assets would have been (%).......................       27.97 +     36.58 +
   Net investment income per share would have been...      $(2.08)     $(3.29)

-----------

   * The Fund's fiscal year-end changed to September 30 from December 31.

  ** Commencement of investment operations.

 *** Total returns would have been lower had the adviser not reduced its advisory fee and/or borne other operating expenses.

**** The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses would have been higher.
   + Computed on an annualized basis.

  ++ Periods less than one year are not annualized.

                                                         MID-CAP VALUE FUND
                                                       -----------------------
                                                        NINE MONTHS   JAN. 2**
                                                           ENDED         TO
                                                       SEPTEMBER 30*, DEC. 31,
                                                            1998        1997
                                                       -------------- --------
 Net asset value, beginning of period................      $11.53      $10.00
                                                           ------      ------
 Income from investment operations--
   Net investment income (loss)......................       (0.01)       0.03
   Net realized and unrealized gain (loss)
    on investments...................................       (1.45)       2.55
                                                           ------      ------
    Total from investment operations.................       (1.46)       2.58
                                                           ------      ------
 Less distributions--
   Dividends from net investment income..............        0.00       (0.11)
   Distributions from net realized capital gains.....        0.00       (0.94)
                                                           ------      ------
    Total distributions..............................        0.00       (1.05)
                                                           ------      ------
 Net asset value, end of period......................      $10.07      $11.53
                                                           ======      ======
 Total return (%)***.................................       (12.7)++     26.0
 Net assets, end of period (000).....................      $  121      $  168
 Ratio of operating expenses to average net
  assets (%)****.....................................        1.25+       1.25 +
 Ratio of net investment income to average net assets
  (%)................................................       (0.03)+      0.42 +
 Portfolio turnover rate (%).........................         225 ++      130
 Without giving effect to voluntary expense
  limitations:
   The ratios of operating expenses to average net
    assets would have been (%).......................       13.31+      27.99 +
   Net investment income per share would have been...      $(2.40)     $(1.90)

-----------

   * The Fund's fiscal year-end changed to September 30 from December 31.

  ** Commencement of investment operations.

 *** Total returns would have been lower had the adviser not reduced its advisory fee and/or borne other operating expenses.

**** The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses would have been higher.
   + Computed on an annualized basis.

  ++ Periods less than one year are not annualized.

                                                      SMALL CAP GROWTH FUND
                                                     -----------------------
                                                      NINE MONTHS   JAN. 2**
                                                         ENDED         TO
                                                     SEPTEMBER 30*, DEC. 31,
                                                          1998        1997
                                                     -------------- --------
 Net asset value, beginning of period..............      $11.30      $10.00
                                                         ------      ------
 Income from investment operations--
   Net investment income (loss)....................       (0.08)      (0.10)***
   Net realized and unrealized gain (loss)
    on investments.................................       (1.42)       1.99
                                                         ------      ------
    Total from investment operations...............       (1.50)       1.89
                                                         ------      ------
 Less distributions--
   Distributions in excess of net realized capital
    gains..........................................        0.00       (0.59)
                                                         ------      ------
    Total distributions............................        0.00       (0.59)
                                                         ------      ------
 Net asset value, end of period....................      $ 9.80      $11.30
                                                         ======      ======
 Total return (%)****..............................       (13.3)+++    19.2
 Net assets, end of period (000)...................      $1,057      $1,139
 Ratio of operating expenses to average net
  assets (%)+......................................        1.25 ++     1.25 ++
 Ratio of net investment income to average net
  assets (%).......................................       (0.80)++    (0.94)++
 Portfolio turnover rate (%).......................         116 +++     211
 Without giving effect to voluntary expense
  limitations:
   The ratios of operating expenses to average net
    assets would have been (%).....................        3.70 ++     7.82 ++
   Net investment income per share would have been.      $(0.34)     $(0.77)***

-----------

   *  The Fund's fiscal year-end changed to September 30 from December 31.


  **  Commencement of investment operations.

 *** Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

**** Total returns would have been lower had the adviser not reduced its advisory fee and/or borne other operating expenses.
   + The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without the reimbursement the Fund's ratio of operating expenses would have been higher.
  ++  Computed on an annualized basis.

 +++  Periods less than one year are not annualized.

                                                      SMALL CAP VALUE FUND
                                                     -----------------------
                                                      NINE MONTHS   JAN 2**
                                                         ENDED         TO
                                                     SEPTEMBER 30*, DEC. 31,
                                                          1998        1997
                                                     -------------- --------
 Net asset value, beginning of period..............     $ 18.62     $ 17.39
                                                        -------     -------
 Income from investment operations--
   Net investment income (loss)....................        0.10        0.15***
   Net realized and unrealized gain (loss)
    on investments.................................       (3.15)       4.21
                                                        -------     -------
    Total from investment operations...............       (3.05)       4.36
                                                        -------     -------
 Less distributions--
   Dividends from net investment income............        0.00       (0.08)
   Distributions from net realized capital gains...        0.00       (3.05)
                                                        -------     -------
    Total distributions............................        0.00       (3.13)
                                                        -------     -------
 Net asset value, end of period....................     $ 15.57      $18.62
                                                        =======     =======
 Total return (%)****..............................       (16.4)+++    25.6
 Net assets, end of period (000)...................     $54,060     $34,353
 Ratio of operating expenses to average net
  assets (%)+......................................        1.19++      1.25++
 Ratio of net investment income to average net
  assets (%).......................................        0.79++      0.79++
 Portfolio turnover rate (%).......................          78+++       94
 Without giving effect to voluntary expense
  limitations:
   The ratios of operating expenses to average net
    assets would have been (%).....................        1.19++      1.35++
   Net investment income per share would have been.     $  0.10     $  0.13***

-----------

   * The Fund's fiscal year-end changed to September 30 from December 31.

  ** Commencement of investment operations.

 *** Per share net investment income has been determined on the basis of the weighted average number of shares outstanding.

**** Total returns would have been lower had the adviser not reduced its advisory fee and/or borne other operating expenses.
   + The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses would have been higher.
  ++ Computed on an annualized basis.

+++  Periods less than one year are not annualized.

                                                      STRATEGIC VALUE FUND
                                                     -----------------------
                                                      NINE MONTHS   JAN 2**
                                                         ENDED         TO
                                                     SEPTEMBER 30*, DEC. 31,
                                                          1998        1997
                                                     -------------- --------
 Net asset value, beginning of period................    $11.76      $10.00
                                                         ------      ------
 Income from investment operations--
   Net investment income (loss)......................     (0.04)      (0.06)***
   Net realized and unrealized gain (loss)
    on investments...................................     (1.27)       2.00
                                                         ------      ------
    Total from investment operations.................     (1.31)       1.94
                                                         ------      ------
 Less distributions--
   Distributions in excess of net investment
    income...........................................      0.00       (0.18)
                                                         ------      ------
    Total distributions..............................      0.00       (0.18)
                                                         ------      ------
 Net asset value, end of period......................    $10.45      $11.76
                                                         ======      ======
 Total return (%)****................................     (11.1)+++    19.4
 Net assets, end of period (000).....................    $  249      $  279
 Ratio of operating expenses to average net
  assets (%)+........................................      1.25 ++     1.25 ++
 Ratio of net investment income to average net
  assets (%).........................................     (0.47)++    (0.49)++
 Portfolio turnover rate (%).........................        31+++       34
 Without giving effect to voluntary expense
  limitations:
   The ratios of operating expenses to average net
    assets would have been (%).......................     15.46 ++    21.33 ++
   Net investment income per share would have been...    $(1.38)     $(2.50)***

-----------

   * The Fund's fiscal year-end changed to September 30 from December 31.

  ** Commencement of investment operations.

 *** Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

**** Total returns would have been lower had the adviser not reduced its advisory fee and/or borne other operating expenses.
   + The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses would have been higher.
  ++ Computed on an annualized basis.

+++  Periods less than one year are not annualized.

                                                       WORLDWIDE FUND
                                                   ------------------------
                                                    NINE MONTHS    JAN. 2**
                                                       ENDED          TO
                                                   SEPTEMBER 30*,  DEC. 31,
                                                        1998         1997
                                                   --------------  --------
 Net asset value, beginning of period..............   $  9.86      $  10.63
                                                      -------      --------
 Income from investment operations--
   Net investment income (loss)....................      0.30***       0.38***
   Net realized and unrealized gain (loss) on
    investments....................................     (1.40)        (0.03)
                                                      -------      --------
    Total from investment operations...............     (1.10)         0.35
                                                      -------      --------
 Less distributions--
   Dividends from net investment income............      0.00         (0.45)
   Distributions from net realized capital gains...      0.00         (0.67)
                                                      -------      --------
    Total distributions............................      0.00         (1.12)
                                                      -------      --------
 Net asset value, end of period....................   $  8.76      $   9.86
                                                      =======      ========
 Total return (%)****..............................     (11.2)+++       3.3
 Net assets, end of period (000)...................   $    73      $     20
 Ratio of operating expenses to average net
  assets (%)+......................................      1.25++        1.25++
 Ratio of net investment income to average net
  assets (%).......................................      3.88++        3.58++
 Portfolio turnover rate (%).......................        93+++        134
 Without giving effect to voluntary expense
  limitations:
   The ratios of operating expenses to average net
    assets would have been (%).....................       24.69++      214.91++
   Net investment income per share would have
    been...........................................     $ (1.49)***  $ (23.33)***

-----------

   * The Fund's fiscal year-end changed to September 30 from December 31.

  ** Commencement of investment operations.

 *** Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

**** Total returns wold have been lower had the advisor not reduced its advisory fee and/or borne other operating expenses.
   + The advisor has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses would have been higher.
  ++ Computed on an annualized basis.

 +++ Periods less than one year are not annualized.


NOTE: Further information about each Fund's performance is contained in the Funds' annual report to shareholders, which may be obtained without charge.

                                   THE TRUST

  Each Fund is a series of Loomis Sayles Funds (the "Trust"). The Trust is a diversified open-end management investment company organized as a Massachusetts business trust on February 20, 1991. The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest in multiple series. Shares are freely transferable and entitle shareholders to receive dividends as determined by the Trust's board of trustees and to cast a vote for each share held at shareholder meetings. The Trust does not generally hold shareholder meetings and will do so only when required by law. Shareholders may call meetings to consider removal of the Trust's trustees.

                      INVESTMENT OBJECTIVES AND POLICIES

LOOMIS SAYLES CORE VALUE FUND

  The Fund's investment objective is long-term growth of capital and income.

  The Fund seeks to achieve its objective by investing substantially all of its assets in common stocks or their equivalent that Loomis Sayles considers to be undervalued in relation to the issuer's earnings, dividends, assets and growth prospects. The Fund may invest up to 20% of its total assets in securities of foreign issuers. The Fund may also engage in foreign currency hedging transactions real estate investment trusts ("REITs") and Rule 144A securities.

LOOMIS SAYLES INTERNATIONAL EQUITY FUND

  The Fund's investment objective is high total investment return through a combination of capital appreciation and current income.

  The Fund seeks to achieve its objective by investing primarily in equity securities of companies organized or headquartered outside the United States. Under normal conditions the Fund will invest at least 65% of its total assets in equity securities of issuers from at least three countries outside the United States. For temporary defensive purposes, the Fund may invest as much as 100% of its total assets in issuers from one or two countries, which may include the United States. The Fund may also engage in foreign currency hedging transactions, options transactions, REITs and Rule 144A securities.

LOOMIS SAYLES MID-CAP GROWTH FUND

  The Fund's investment objective is long-term capital growth from investments in common stocks or their equivalent.

  The Fund seeks to achieve its objective by investing, under normal market conditions, at least 65% of its total assets in equity securities of companies with a market capitalization that falls within the capitalization range of companies included in the Standard & Poor's Mid-Cap 400 Index. Current income is not a consideration in selecting the Fund's investments. The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its total assets in the securities of issuers headquartered outside the United States or Canada. The Fund may also engage in foreign currency hedging transactions, options and futures transactions, securities lending, and Rule 144A securities.

LOOMIS SAYLES MID-CAP VALUE FUND

  The Fund's objective is long-term capital growth from investments in common stocks or their equivalent.

  The Fund seeks to achieve its objective by investing, under normal market conditions, at least 65% of its total assets in equity securities of companies with a market capitalization that falls within the capitalization range of companies included in the Standard & Poor's Mid-Cap 400 Index. Loomis Sayles seeks to build a core portfolio of equity securities that it believes to be undervalued by the market in relation to the issuers' earnings, dividends, assets and growth prospects and that has a smaller emphasis on special situations and turnarounds (companies that have experienced significant business problems but that Loomis Sayles believes have favorable prospects for recovery). Current income is not a consideration in selecting the Fund's investments. The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its total assets in the securities of issuers headquartered outside the United States or Canada. The Fund may also engage in foreign currency hedging transactions, options and futures transactions, securities lending, REITs and Rule 144A securities.

LOOMIS SAYLES SMALL CAP GROWTH FUND

  The Fund's investment objective is long-term capital growth from investments in common stocks or their equivalent.

  The Fund seeks to achieve its objective by investing primarily in equity securities of small, rapidly growing companies that Loomis Sayles believes have the potential for accelerating earnings growth and rising profit margins. The Fund will normally invest at least 65% of its total assets in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000 Index and may invest up to 35% of its total assets in larger companies. Loomis Sayles seeks companies that have distinctive products, technologies, or services; dynamic earnings growth; prospects for a high level of profitability; and outstanding management. Current income is not a consideration in selecting the Fund's investments. The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its total assets in the securities of issuers headquartered outside the United States or Canada. The Fund may also engage in foreign currency hedging transactions, options and futures transactions, securities lending, and Rule 144A securities.

LOOMIS SAYLES SMALL CAP VALUE FUND

  The Fund's investment objective is long-term capital growth from investments in common stocks or their equivalent.

  The Fund seeks to achieve its objective by investing primarily in equity securities of small capitalization companies with good earnings growth potential that Loomis Sayles believes are undervalued by the markets. The Fund will normally invest at least 65% of its total assets in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000 Index and may invest up to 35% of its total assets in larger companies. Loomis Sayles seeks to build a core small capitalization portfolio of stocks of solid companies with reasonable growth prospects and that are attractively priced in relation to the companies' earnings with a smaller emphasis on special situations and turnarounds (companies that have experienced significant business problems but which Loomis Sayles believes have favorable prospects for recovery), as well as unrecognized stocks. Current income is not a consideration in selecting the Fund's investments. The Fund may invest up to 20% of its total assets in securities of foreign issuers. The Fund may also engage in foreign currency hedging transactions, REITs and Rule 144A securities.

LOOMIS SAYLES STRATEGIC VALUE FUND

  The Fund's investment objective is long-term capital growth from investments in equity securities.

  The Fund seeks to achieve its objective by investing substantially all of its assets in equity securities that Loomis Sayles considers to be undervalued by the markets. Stocks are selected based on a combination of quantitative factors including historical, relative price-earnings ratios; price-earnings ratios relative to growth rates; relative fundamentals and price momentum; and qualitative factors including the quality of management, position in the industry, debt and balance sheet restructuring and product cycles. The Fund's strategy is to have a relatively concentrated portfolio normally consisting of approximately 35-40 securities that Loomis Sayles considers best positioned to perform in the current and future environments. The Fund may invest any portion of its assets in the securities of Canadian issuers and up to 20% of its total assets in securities of issuers headquartered outside the United States or Canada. The Fund may also engage in foreign currency hedging transactions, options and futures transactions, securities lending, REITs and Rule 144A securities.

LOOMIS SAYLES WORLDWIDE FUND

  The Fund's investment objective is high total investment return through a combination of capital appreciation and current income.

  The Fund seeks to achieve its objective by investing in U.S. and foreign equity and debt securities. The allocation of the Fund's assets among the four sectors of domestic equities, international equities, domestic bonds and international bonds will be made by Loomis Sayles' Global Asset Allocation group. The Fund will normally invest its assets in securities of issuers from at least three countries, one of which may be the United States. The Fund may also invest in collateralized mortgage obligations, zero coupon securities, when-issued securities, REITs and Rule 144A securities. The Fund may engage in foreign currency hedging transactions and options and forward contract transactions.

ALL FUNDS

  For temporary defensive purposes, each Fund may invest any portion of its assets in fixed income securities, cash and any other securities deemed appropriate by Loomis Sayles. Except for each Fund's investment objective, and any investment policies that are identified as "fundamental," all of the investment policies of each Fund may be changed without a vote of Fund shareholders.

                 MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS
                            AND RISK CONSIDERATIONS

COMMON STOCKS AND OTHER EQUITY SECURITIES

  Common stocks and similar equity securities, such as warrants and convertibles, are volatile and more risky than some other forms of investment. The value of an investment in a Fund that invests in equity securities may sometimes decrease. Equity securities of companies with relatively small market capitalization may be more volatile than the securities of larger, more established companies and than the broad equity market indexes.

DEBT AND OTHER FIXED INCOME SECURITIES

  The Worldwide Fund may invest in fixed income securities of any maturity. Fixed income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed income securities include securities issued by federal, state, local and foreign governments and related agencies, and by a wide range of private issuers. Because interest rates vary, it is impossible to predict the yield of a Fund that invests in fixed income securities for any particular period. The net asset value of such a Fund's shares will vary as a result of changes in the value of the securities in the Fund's portfolio.

  Fixed income securities are subject to market and credit risk. Market risk relates to changes in a security's value as a result of changes in interest rates generally. In general, the values of fixed income securities increase when prevailing interest rates fall and decrease when interest rates rise. Credit risk relates to the ability of the issuer to make payments of principal and interest.

ZERO COUPON SECURITIES

  The Worldwide Fund may invest in "zero coupon" fixed income securities. These securities accrue interest at a specified rate, but do not pay interest in cash on a current basis. A Fund investing in zero coupon securities is required to distribute the income on these securities to Fund shareholders as the income accrues, even though the Fund is not receiving the income in cash on a current basis. Thus the Fund may have to sell other investments to obtain cash to make income distributions. The market value of zero coupon securities is often more volatile than that of non-zero coupon fixed income securities of comparable quality and maturity.

COLLATERALIZED MORTGAGE OBLIGATIONS

  The Worldwide Fund may invest in collateralized mortgage obligations ("CMOs"). A CMO is a security backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. CMOs may be issued either by U.S. Government instrumentalities or by non-governmental entities. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal payments on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMOs first to mature generally will be retired prior to its maturity. As with other mortgage-backed securities, the early retirement of a particular class or series of CMOs held by a Fund could involve the loss of any premium the Fund paid when it acquired the investment and could result in the Fund's reinvesting the proceeds at a lower interest rate than the retired CMO paid. Because of the early retirement feature, CMOs may be more volatile than many other fixed-income investments.

WHEN-ISSUED SECURITIES

  Each Fund may purchase securities on a "when-issued" basis. This means that the Fund will enter into a commitment to buy the security before the security has been issued. The Fund's payment obligation and the interest rate on the security are determined when the Fund enters into the commitment. The security is typically delivered to the Fund 15 to 120 days later. No interest accrues on the security between the time the Fund enters into the commitment and the time the security is delivered. If the value of the security being purchased falls between the time a Fund commits to buy it and the payment date, the Fund may sustain a loss. The risk of this loss is in addition to the Fund's risk of loss on the securities actually in its portfolio at the time. In addition, when the Fund buys a security on a when-issued basis, it is subject to the risk that market rates of interest will increase before the time the security is delivered, with the result that the yield on the security delivered to the Fund may be lower than the yield available on other, comparable securities at the time of delivery. If a Fund has outstanding obligations to buy when-issued securities, it will maintain liquid assets in a segregated account at its custodian bank in an amount sufficient to satisfy these obligations.

REAL ESTATE INVESTMENT TRUSTS

  The Funds may invest in REITs. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, risks of default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code, and failing to maintain their exemptions from registration under the Investment Company Act of 1940 (the "1940 Act").

  Investment in REITs involves risk similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger securities.

RULE 144A SECURITIES

  Each Fund may invest in Rule 144A securities, which are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless Loomis Sayles has determined, under guidelines established by the Trust's trustees, that the particular issue of Rule 144A securities is liquid.

FOREIGN SECURITIES

  Each Fund may invest in securities of issuers organized or headquartered outside the United States ("foreign securities"). Each of the Core Value and Small Cap Value Funds will not purchase a foreign security if, as a result, the Fund's holdings of foreign securities would exceed 20% of the Fund's total assets. Each of the Mid-Cap Growth, Mid-Cap Value, Small Cap Growth and Strategic Value Funds may each invest any portion of its assets in securities of Canadian issuers, but will not purchase foreign securities other than those of Canadian issuers if, as a result, such Fund's holding of non-U.S. and non-Canadian securities would exceed 20% of the Fund's total assets.

  Although investing in foreign securities may increase a Fund's diversification and reduce portfolio volatility, foreign securities may present risks not associated with investments in comparable securities of U.S. issuers. There may be less information publicly available about a foreign corporate or governmental issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than in the United States. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. A Fund's receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

  A Fund's investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

  Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of a Fund investing in these securities may be affected favorably or unfavorably by changes in currency exchange rates, exchange control regulations or foreign withholding taxes. Changes in the value relative to the U.S. dollar of a foreign currency in which a Fund's holdings are denominated will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution.

  In addition, although part of a Fund's income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of the dividend, the Fund could be required to liquidate portfolio securities to pay the dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund accrues expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

  In determining whether to invest assets of a Fund in securities of a particular foreign issuer, Loomis Sayles will consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax law may reduce a Fund's net income available for distribution to shareholders.

FOREIGN CURRENCY HEDGING TRANSACTIONS

  Each Fund that invests in foreign securities may engage in foreign currency exchange transactions, in connection with the purchase and sale of foreign securities, to protect the value of specific portfolio positions or in anticipation of changes in relative values of currencies in which current or future Fund portfolio holdings are denominated or quoted. For example, to protect against a change in the foreign currency exchange rate between the date on which a Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, or to "lock in" the equivalent of a dividend or interest payment in another currency, a Fund might purchase or sell a foreign currency on a spot (that is, cash) basis at the prevailing spot rate. If conditions warrant, the Funds may also enter into private contracts to purchase or sell foreign currencies at a future date ("forward contracts"). The Funds might also purchase exchange-listed and over-the-counter call and put options on foreign currencies. Over-the-counter currency options are generally less liquid than exchange-listed options, and will be treated as illiquid assets. The Funds may not be able to dispose of over-the-counter options readily.

  Foreign currency transactions involve costs and may result in losses.

OPTIONS AND FUTURES TRANSACTIONS

  The International Equity, Mid-Cap Growth, Mid-Cap Value, Small Cap Growth, Strategic Value and Worldwide Funds may buy, sell or write options on securities, securities indexes, currencies or futures contracts. The Mid-Cap Growth, Mid-Cap Value, Small Cap Growth and Strategic Value Funds may buy and sell futures contracts on securities, securities indexes or currencies. Each of these Funds may engage in these transactions either for the purpose of enhancing investment return, or to hedge against changes in the value of other assets that the Fund owns or intends to acquire. Options and futures fall into the broad category of financial instruments known as "derivatives" and involve special risks. Use of options or futures for other than hedging purposes may be considered a speculative activity, involving greater risks than are involved in hedging.

  Options can generally be classified as either "call" or "put" options. There are two parties to a typical options transaction: the "writer" and the "buyer." A call option gives the buyer the right to buy a security or other asset (such as an amount of currency or a futures contract) from, and a put option gives the buyer the right to sell a security or other asset to, the option writer at a specified price, on or before a specified date. The buyer of an option pays a premium when purchasing the option, which reduces the return on the underlying security or other asset if the option is exercised, and results in a loss if the option expires unexercised. The writer of an option receives a premium from writing an option, which may increase its return if the option expires or is closed out at a profit. If a Fund as the writer of an option is unable to close out an unexpired option, it must continue to hold the underlying security or other asset until the option expires, to "cover" its obligation under the option.

  A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of the type of instrument or cash at the time and in the amount specified in the contract. Although many futures contracts call for the delivery (or acceptance) of the specified instrument, futures are usually closed out before the settlement date through the purchase (or sale) of a comparable contract. If the price of the sale of the futures contract by a Fund exceeds (or is less than) the price of the offsetting purchase, the Fund will realize a gain (or loss). The value of options purchased or written by a Fund and futures contracts held by a Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in a Fund's portfolio. All transactions in options and futures involve the possible risk of loss to a Fund of all or a significant part of the value of its investment. In some cases, the risk of loss may exceed the amount of the Fund's investment. When a Fund writes a call option or sells a futures contract without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. A Fund will be required, however, to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy its obligations under options and futures contracts.

  The successful use of options and futures will usually depend on Loomis Sayles' ability to forecast stock market, currency or other financial market movements correctly. A Fund's ability to hedge against adverse changes in the value of securities held in its portfolio through options and futures also depends on the degree of correlation between the changes in the value of futures or options positions and changes in the values of the portfolio securities. The successful use of futures and exchange traded options also depends on the availability of a liquid secondary market to enable a Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time. In the case of options that are not traded on an exchange ("over-the-counter" options), a Fund is at risk that the other party to the transaction will default on its obligations, or will not permit the Fund to terminate the transaction before its scheduled maturity. As a result of these characteristics, each Fund will treat most over-the-counter options (and the assets it segregates to cover its obligations thereunder) as illiquid.

  The options and futures markets of foreign countries are small compared to those of the United States and consequently are characterized in most cases by less liquidity than are the U.S. markets. In addition, foreign markets may be subject to less detailed reporting requirements and regulatory controls than U.S. markets. Furthermore, investments in options in foreign markets are subject to many of the same risks as other foreign investments. See "Foreign Securities" above.

REPURCHASE AGREEMENTS

  Each Fund may invest in repurchase agreements. In repurchase agreements, a Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. Such transactions afford an opportunity for a Fund to earn a return on available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligations to repurchase.

SECURITIES LENDING

  The Mid-Cap Growth, Mid-Cap Value, Small Cap Growth and Strategic Value funds may each lend its portfolio securities to broker-dealers or other parties under contracts calling for the deposit by the borrower with the Fund's custodian of cash collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Fund will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments. No loans will be made if, as a result, the aggregate amount of such loans outstanding at any time would exceed 33 1/3% of the Fund's total assets (taken at current value). Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so that the securities may be voted by the Fund. The Fund pays various fees in connection with such loans, including shipping fees and reasonable custodial or placement fees.

  Securities loans must be fully collateralized at all times, but involve some credit risk to the Fund if the borrower defaults on its obligation and the Fund is delayed or prevented from recovering the collateral.

YEAR 2000

  Many computer software systems in use today cannot properly process date-related information from and after January 1, 2000. Should any of the computer systems employed by the Funds' major service providers fail to process this type of information properly, that could have a negative impact on the Funds' operations and the services that are provided to the Funds' shareholders. Loomis Sayles and the Distributor have each advised the Funds that they are reviewing all of their computer systems with the goal of modifying or replacing such systems prior to January 1, 2000, to the extent necessary to foreclose any such negative impact. In addition, Loomis Sayles has been advised by the Funds' custodian that it is also in the process of reviewing its systems with the same goal. As of the date of this prospectus, the Funds and Loomis Sayles have no reason to believe that these goals will not be achieved. Similarly, the values of certain of the portfolio securities held by the Funds may be adversely affected by the inability of the securities' issuers or of third parties to process this type of information properly.

                         THE FUNDS' INVESTMENT ADVISER

  The Funds' investment adviser is Loomis Sayles, One Financial Center, Boston, Massachusetts 02111. Founded in 1926, Loomis Sayles is one of the country's oldest and largest investment firms. The general partner of Loomis Sayles is a special purpose corporation that is an indirect wholly-owned subsidiary of Nvest Companies, L.P. ("Nvest Companies"). Nvest Companies' managing general partner, Nvest Corporation, is a direct wholly-owned subsidiary of Metropolitan Life Insurance Company ("Met Life"), a mutual life insurance company. Nvest Companies' advising general partner, Nvest, L.P., is a publicly traded company listed on the New York Stock Exchange. Nvest Corporation is the sole general partner of Nvest L.P.

  In addition to selecting and reviewing the Funds' investments, Loomis Sayles provides executive and other personnel for the management of the Funds. The Trust's board of trustees supervises Loomis Sayles' conduct of the affairs of the Funds.


  As of October 31, 1998, Charles Schwab & Co. Inc. owned 22%, 22%, 79%, 40%, 31%, 16%, 63%, and 93% of the Core Value Fund, International Equity Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Strategic Value Fund, and Worldwide Fund, respectively. As of October 31, 1998, Asbestos Workers Local #84 Pension Fund, John W. George, Jr. Trust and Green Tree Financial Corp. owned 6%, 6%, and 7% of the Core Value Fund, respectively. As of October 31, 1998, Comerica Bank and The Security Mutual Life Insurance Company of Lincoln Nebraska owned 12% and 7% of the International Equity Fund, respectively. As of October 31, 1998, American National Bank owned 9% of the Mid-Cap Growth Fund. As of October 31, 1998, Carey & Co. and John W. George, Jr. Trust each owned 8% of the Mid-Cap Value Fund. As of October 31, 1998, Carey & Co., The community Foundation Serving Coastal South Carolina, Covie & Co, Donaldson Lufkin Jenrette Securities Corporation, Inc., Fifth Third Bank, and Trussal and Co. owned 6%, 12%, 6%, 8%, 6%, and 6% of the Small Cap Growth Fund. As of October 31, 1998, Smith Barney, Inc. owned 10% of the Small Cap Value Fund. As of October 31, 1998, Lazard Freres & Co. and Pomona College owned 20% and 9% of the Strategic Value Fund, respectively. Shareholders holding more than 25% of a Fund's shares may be deemed to control the relevant Fund.

  Issac H. Green, Director of Loomis Sayles and Vice President of the Trust and of Loomis Sayles, and James L. Carroll, Vice President of Loomis Sayles and the Trust, have served as portfolio managers of the Core Value Fund since October of 1997. Jeffrey W. Wardlow, Vice President of the Trust and of Loomis Sayles, has served as a portfolio manager of the Core Value Fund since its commencement of operations in 1991. Jerome A. Castellini, Vice President of the Trust and of Loomis Sayles, has served as the portfolio manager of the Mid-Cap Growth Fund since its commencement of operations in 1997. Scott S. Pape, Vice President of the Trust and of Loomis Sayles, has served as a portfolio manager of the Mid-Cap Growth Fund since its commencement of operations in 1997. Dean A. Gulis, Vice President of the Trust and of Loomis Sayles, has served as a portfolio manager of the Mid-Cap Value Fund since October of 1997, Dawn Alston Paige and Peter Ramsden, each a Vice President of Loomis Sayles, have served as portfolio managers of the Mid-Cap Value Fund since October 1998. Christopher R. Ely, Vice President of the Trust and of Loomis Sayles, has served as the portfolio manager, and Philip C. Fine and David L. Smith, Vice Presidents of the Trust and of Loomis Sayles, have served as assistant portfolio managers of the Small Cap Growth Fund since its commencement of operations in 1997. Jeffrey C. Petherick, Vice President of the Trust and of Loomis Sayles, has served as a portfolio manager of the Small Cap Value Fund since 1993 and Mary C. Champagne, Vice President of the Trust and of Loomis Sayles, has served as a portfolio manager of the Small Cap Value Fund since 1995. Philip J. Schettewi, Vice President of the Trust and Loomis Sayles, has served as the portfolio manager of the Strategic Value Fund since its commencement of operations in 1997. Daniel J. Fuss, President of the Trust and Executive Vice President of Loomis Sayles, has served as the portfolio manager of the domestic bonds sector of the Worldwide Fund since that Fund's commencement of operations in 1996. E. John deBeer, Vice President of the Trust and of Loomis Sayles, has served as portfolio manager of the international bonds sector of the Worldwide Fund since that Fund's commencement of operations in 1996. Quentin P. Faulkner, Vice President of the Trust and of Loomis Sayles, has served as the portfolio manager of the domestic equities sector of the Worldwide Fund since that Fund's commencement of operations in 1996. Paul H. Drexler, Vice President of the Trust and of Loomis Sayles, has served as the portfolio manager of the international equities sector of the Worldwide Fund since that Fund's commencement of operations in 1996 and of the International Equity Fund since 1996. Each of the foregoing, except Messrs. Carroll, Ely, Fine, Gulis and Smith, has been employed by Loomis Sayles for at least five years. Before joining Loomis Sayles in 1996, Mr. Carroll was a Managing Director and Senior Energy Analyst at PaineWebber, Inc. for more than five years. Prior to joining Loomis Sayles in 1996, Mr. Ely was Senior Vice President and Portfolio Manager, and Messrs. Fine and Smith were Vice Presidents and Portfolio Managers, of Keystone Investment Management Company, Inc. Prior to joining Loomis Sayles in 1997, Mr. Gulis was a Principal and Director of Research at Roney & Company for more than five years.

                                 FUND EXPENSES

  Each Fund pays Loomis Sayles a monthly investment advisory fee at the following annual percentage rate of the Fund's average daily net assets:

   FUND                                                                     RATE
   ----                                                                     ----
   Core Value.............................................................. .50%
   International Equity.................................................... .75%
   Mid-Cap Growth.......................................................... .75%
   Mid-Cap Value........................................................... .75%
   Small Cap Growth........................................................ .75%
   Small Cap Value......................................................... .75%
   Strategic Value......................................................... .50%
   Worldwide............................................................... .75%

  In addition to the investment advisory fee, each Fund pays all expenses not expressly assumed by Loomis Sayles, including taxes, brokerage commissions, fees and expenses of registering or qualifying the Fund's shares under federal and state securities laws, fees of the Fund's custodian, transfer agent, independent accountants and legal counsel, expenses of shareholders' and trustees' meetings, 12b-1 fees, expenses of preparing, printing and mailing prospectuses to existing shareholders and fees of trustees who are not directors, officers or employees of Loomis Sayles and its affiliated companies.

  Under a Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, each of the Funds pays the Distributor, a subsidiary of Loomis Sayles, a monthly distribution fee at an annual rate not to exceed 0.25% of the Fund's average net assets attributable to the Retail Class shares. The Distributor may pay all or any portion of the distribution fee to securities dealers or other organizations (including, but not limited to, any affiliate of the Distributor) as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares of the Funds, or for providing personal services to investors in Retail Class shares of the Funds and/or the maintenance of accounts, and may retain all or any portion of the distribution fee as compensation for the Distributor's services as principal underwriter of the Retail Class shares of the Funds. Loomis Sayles may pay certain broker-dealers or financial intermediaries whose customers are shareholders of the Funds a continuing fee at an annual rate of up to .25% of the value of Fund shares held for those customers' accounts. These fees are paid by Loomis Sayles out of its own assets and are not assessed against the Funds.

  Loomis Sayles has voluntarily agreed, for an indefinite period, to reduce its advisory fees and/or bear other Fund expenses to the extent necessary to limit total operating expenses of the Retail Class of shares of each Fund to the following annual percentage rate of the Fund's average net assets:

   FUND                                                                    RATE
   ----                                                                    -----
   Core Value............................................................. 1.10%
   International Equity................................................... 1.25%
   Mid-Cap Growth......................................................... 1.25%
   Mid-Cap Value.......................................................... 1.25%
   Small Cap Growth....................................................... 1.25%
   Small Cap Value........................................................ 1.25%
   Strategic Value........................................................ 1.25%
   Worldwide.............................................................. 1.25%

  Loomis Sayles may change or terminate these voluntary arrangements at any time, but the Funds' Prospectus would be supplemented to describe the change.

                            PORTFOLIO TRANSACTIONS

  Portfolio turnover considerations will not limit Loomis Sayles' investment discretion in managing the Funds' assets. The Funds anticipate that their portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions. High portfolio turnover may involve higher transaction costs and higher levels of taxable gains.

                            HOW TO PURCHASE SHARES

  An investor may make an initial purchase of shares of any Fund by submitting a completed application form and payment to:

     Boston Financial Data Services
     P.O. Box 8314
     Boston, Massachusetts 02266-8314
     Attn: Loomis Sayles Funds

  The minimum initial investment for the Retail Class of each Fund's shares is $25,000 in that Fund. This minimum initial investment does not apply to purchases through certain financial intermediaries including, but not limited to, certain financial advisers, broker dealers, 401(k) alliances, wrap programs, "no transaction fee" programs, bank trust departments, financial consultants and insurance companies. The minimum investment may be waived in whole or in part by Loomis Sayles in its sole discretion. Subsequent investments must be at least $50.

  Shares of any Fund may be purchased by (i) cash, (ii) exchanging Retail Class shares of any Fund (or any other series of Loomis Sayles Funds which offers Retail Class shares ) provided the value of the shares exchanged meets the investment minimum of the Fund into which the exchange is made,
(iii) exchanging securities on deposit with a custodian acceptable to Loomis Sayles or (iv) a combination of such securities and cash. Purchase of shares of a Fund in exchange for securities is subject in each case to the determination by Loomis Sayles that the securities to be exchanged are acceptable for purchase by the Fund. In all cases Loomis Sayles reserves the right to reject any securities that are proposed for exchange. Securities accepted by Loomis Sayles in exchange for Fund shares will be valued in the same manner as the Fund's assets, as described below, as of the time of the Fund's next determination of net asset value after such acceptance. All dividends and subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor from the issuer. A gain or loss for federal income tax purposes would be realized upon the exchange by an investor that is subject to federal income taxation, depending upon the investor's basis in the securities tendered. An investor who wishes to purchase shares by exchanging securities should obtain instructions by calling 800-633-3330, option 5 and asking for the Loomis Sayles Funds Shareholder Services Group.

  Loomis Sayles will not approve the acceptance of securities in exchange for shares of any Fund unless (1) Loomis Sayles, in its sole discretion, believes the securities are appropriate investments for the Fund; (2) the investor represents and agrees that all securities offered to the Fund can be resold by the Fund without restriction under the Securities Act of 1933, as amended (the

"Securities Act") or otherwise; and (3) the securities are eligible to be acquired under the Fund's investment policies and restrictions. No investor owning 5% or more of a Fund's shares may purchase additional shares of that Fund by exchange of securities.

  All purchases made by check should be in U.S. dollars and made payable to State Street Bank and Trust Company ("State Street Bank"). Third party checks will not be accepted. When purchases are made by check or periodic account investment, redemption will not be allowed until the investment being redeemed has been in the account for 15 calendar days.

  Upon acceptance of an investor's order, Boston Financial Data Services, Inc. ("BFDS"), the shareholder servicing agent for State Street Bank, opens an account, applies the payment to the purchase of full and fractional Fund shares and mails a statement of the account confirming the transaction.

  After an account has been established, an investor may send subsequent investments at any time directly to BFDS at the above address. The remittance must be accompanied by either the account identification slip detached from a statement of account or a note containing sufficient information to identify the account, i.e., the Fund name and the investor's account number or name and social security number.

  Subsequent investments can also be made by federal funds wire. Investors should instruct their banks to wire federal funds to State Street Bank and Trust Company, ABA #011000028. The text of the wire should read as follows:
"$    amount, STATE STREET BOS ATTN Mutual Funds. Credit Fund (Fund Name and
Retail Class), DDA #9904-622-9, Account Name, Account Number." A bank may charge a fee for transmitting funds by wire.

  Each Fund and the Distributor reserve the right to reject any purchase order, including orders in connection with exchanges, for any reason which the Fund or the Distributor in its sole discretion deems appropriate. Although the Funds do not presently anticipate that they will do so, each Fund reserves the right to suspend or change the terms of the offering of its shares.

  The price an investor pays will be the per share net asset value next calculated after a proper investment order is received by the Trust's transfer or other agent or subagent. Shares of each Fund are sold with no sales charge. The net asset value of each Fund's shares is calculated once daily as of the close of regular trading on the New York Stock Exchange on each day the Exchange is open for trading, by dividing the Fund's net assets by the number of shares outstanding. Portfolio securities are valued at their market value as more fully described in the Statement of Additional Information.

  The Distributor may accept telephone orders from broker-dealers who have been previously approved by the Distributor. It is the responsibility of such broker-dealers to promptly forward purchase or redemption orders to the Distributor. Although there is no sales charge imposed by the Fund or the Distributor, broker-dealers may charge the investor a transaction-based fee or other fee for their services at either the time of purchase or the time of redemption. Such charges may vary among broker-dealers but in all cases will be retained by the broker-dealer and not remitted to the Fund.

  Each Fund also offers an Institutional Class of shares that has a $1 million minimum investment for certain categories of investors and bears lower expenses. Because of its lower expenses, the Institutional Class of shares of each Fund is expected to have a higher total return than the Retail Class of shares.

  The Loomis Sayles Small Cap Value Fund also offers an Admin Class of shares that is offered exclusively through intermediaries, who will be the record owners of the shares. Because of its lower expenses, the Retail Class of shares of the Loomis Sayles Small Cap Value Fund is expected to have a higher total return than the Admin Class of shares.

                             SHAREHOLDER SERVICES

  The Funds offer the following shareholder services, which are more fully described in the Statement of Additional Information. Explanations and forms are available from BFDS. Telephone redemption and exchange privileges will be established automatically when an investor opens an account unless an investor elects on the application to decline the privileges. Other privileges must be specifically elected. A signature guarantee will be required to establish a privilege after an account is opened.

  FREE EXCHANGE PRIVILEGE. Retail Class shares of any Fund may be exchanged for Retail Class shares of any other Fund (or any other fund that is a series of Loomis Sayles Funds and that offers Retail Class shares) or for shares of certain money market funds advised by New England Funds Management, L.P., an affiliate of Loomis Sayles, provided the value of the shares exchanged meets the investment minimum of that Fund and, in the case of the Loomis Sayles High Yield Fund, Loomis Sayles has approved the exchange of shares. Exchanges may be made by written instructions or by telephone, unless an investor elected on the application to decline telephone exchange privileges. The exchange privilege should not be viewed as a means for taking advantage of short-term swings in the market, and the Funds reserve the right to terminate or limit the privilege of any shareholder who makes more than four exchanges in any calendar year. The Funds may terminate or change the terms of the exchange privilege at any time, upon 60 days' notice to shareholders. An exchange is a taxable event for federal income tax purposes in which a gain or loss would be realized by an investor that is subject to federal income taxation.

  RETIREMENT PLANS. The Funds' shares may be purchased by all types of tax-deferred retirement plans. Loomis Sayles makes available retirement plan forms for IRAs.

  SYSTEMATIC WITHDRAWAL PLANS. If the value of an account is at least $25,000, an investor may have periodic cash withdrawals automatically paid to the investor or any person designated by the investor.

  AUTOMATIC INVESTMENT PLAN. Voluntary monthly investments of at least $50 may be made automatically by pre-authorized withdrawals from an investor's checking account.

                             HOW TO REDEEM SHARES

  An investor can redeem shares by sending a written request to Boston Financial Data Services, Inc., P.O. Box 8314, Boston, Massachusetts 02266. As described below, an investor may also redeem shares by calling BFDS at 800-626-9390. Proceeds resulting from a written or telephone redemption request can be wired to an investor's bank account or sent by check in the name of the registered owners to their record address.

  The written request must include the name of the Fund, the account number, the exact name(s) in which the shares are registered, and the number of shares or the dollar amount to be redeemed. All owners of the shares must sign the request in the exact names in which the shares are registered (this appears on an investor's confirmation statement) and should indicate any special capacity in which they are signing (such as trustee or custodian or on behalf of a partnership, corporation or other entity). Investors requesting that redemption proceeds be wired to their bank accounts must provide specific wire instructions.

  If (1) an investor is redeeming shares worth more than $50,000, (2) an investor is requesting that the proceeds check be made out to someone other than the registered owners or be sent to an address other than the record address, (3) the account registration has changed within the last 30 days or
(4) an investor is instructing us to wire the proceeds to a bank account not designated on the application, the investor must have his or her signature guaranteed by an eligible guarantor. This requirement may be waived by Loomis Sayles in its sole discretion. Eligible guarantors include commercial banks, trust companies, savings associations, credit unions and brokerage firms that are members of domestic securities exchanges. Before submitting the redemption request, the investor should verify with the guarantor institution that it is an eligible guarantor. Signature guarantees by notaries public are not acceptable.

  When an investor telephones a redemption request, the proceeds are wired to the bank account previously chosen by the investor. A wire fee (currently $5) will be deducted from the proceeds. A telephonic redemption request must be received by BFDS prior to the close of regular trading on the New York Stock Exchange. If an investor telephones a request to BFDS after the Exchange closes or on a day when the Exchange is not open for business, BFDS cannot accept the request and a new one will be necessary.

  If an investor decides to change the bank account to which proceeds are to be wired, the investor must send in this change in writing with a signature guarantee. Telephonic redemptions may only be made if the investor's bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. Unless the investor indicates otherwise on the account application, BFDS will be authorized to act upon redemption and exchange instructions received by telephone from the investor or any person claiming to act as the investor's representative who can provide BFDS with the investor's account registration and address as it appears on the records of State Street Bank. BFDS will employ these or other reasonable procedures to confirm that instructions communicated by telephone are genuine; the Fund, State Street Bank, BFDS, the Distributor and Loomis Sayles will not be liable for any losses due to unauthorized or fraudulent instructions if these or other reasonable procedures are followed. For information, consult BFDS. In times of heavy market activity, an investor who encounters difficulty in placing a redemption or exchange order by telephone may wish to place the order by mail as described above.

  The redemption price will be the net asset value per share next determined after the redemption request and any necessary special documentation are received by BFDS in proper form.

  Proceeds resulting from a written redemption request will normally be mailed to an investor within seven days after receipt of the investor's request in good order. Telephonic redemption proceeds will normally be wired to an investor's bank on the first business day following receipt of a proper redemption request. If an investor purchased shares by check and the check was deposited less than fifteen days prior to the redemption request, the Fund may withhold redemption proceeds until the check has cleared.

  The Fund may suspend the right of redemption and may postpone payment for more than seven days when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by the SEC for the protection of investors.

                    CALCULATION OF PERFORMANCE INFORMATION

  "Total return" for the one-, five- and ten-year periods (or for the life of the class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in a Fund. Total return may also be presented for other periods.

                DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES

  The Funds declare and pay their net investment income to shareholders as dividends annually. Each Fund also distributes all of its net capital gains realized from the sale of portfolio securities. Any capital gain distributions are normally made annually, but may, to the extent permitted by law, be made more frequently as deemed advisable by the trustees of the Trust. The Trust's trustees may change the frequency with which the Funds declare or pay dividends.

  Dividends and capital gain distributions will automatically be reinvested in additional shares of the same Fund unless an investor has elected to receive cash. Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As such, so long as a Fund distributes substantially all its net investment income and net capital gains to its shareholders, the Fund itself does not pay any federal income tax to the extent such income and gains are so distributed.

  An investor's income dividends and short-term capital gain distributions (that is, net gains from securities held for not more than a year) are taxable as ordinary income whether distributed in cash or additional shares. Distributions designated by all Funds as deriving from net gains on securities held for more than one year will be taxable as such (generally at a 20% rate for noncorporate shareholders) whether distributed in cash or additional shares and regardless of how long an investor has owned shares of the Fund.

  A dividend or distribution made shortly after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him or her as described above. If a shareholder held shares six months or less and during that period received a distribution of net capital gains, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.

  Each Fund is required to withhold 31% of any redemption proceeds (including the value of shares exchanged) and all income dividends and capital gain distributions it pays to an investor (1) if an investor does not provide a correct, certified taxpayer identification number, (2) if the Fund is notified that an investor has underreported income in the past, or (3) if an investor fails to certify to the Fund that the investor is not subject to such withholding.

  Certain designated dividends from the Funds are expected to be eligible for the dividends-received deduction for corporate shareholders that meet a holding period requirement.

  State Street Bank will send each investor and the IRS an annual statement detailing federal tax information, including information about dividends and distributions paid to the investor during the preceding year. Be sure to keep this statement as a permanent record. A fee may be charged for any duplicate information that an investor requests.

NOTE: The foregoing summarizes certain tax consequences of investing in the Funds. Before investing, an investor should consult his or her own tax adviser for more information concerning the federal, foreign, state and local tax consequences of investing in, redeeming or exchanging Fund shares.

INVESTMENT ADVISER
Loomis, Sayles & Company, L.P.
One Financial Center
Boston, Massachusetts 02111

DISTRIBUTOR
Loomis Sayles Distributors, L.P.
One Financial Center
Boston, Massachusetts 02111

TRANSFER AND DIVIDEND PAYING AGENT
AND CUSTODIAN OF ASSETS
State Street Bank and Trust Company
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT FOR
STATE STREET BANK AND TRUST COMPANY
Boston Financial Data Services, Inc.
P.O. Box 8314
Boston, Massachusetts 02266

LEGAL COUNSEL
Ropes & Gray
One International Place
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
One Post Office Square
Boston, Massachusetts 02109

[LOGO OF LOOMIS SAYLES FUNDS APPEARS HERE]

 ONE FINANCIAL CENTER . BOSTON, MASSACHUSETTS 02111 . (800) 633-3330

THE LOOMIS SAYLES FUNDS--FIXED INCOME FUNDS

 INSTITUTIONAL CLASS SHARES OF:

  LOOMIS SAYLES BOND FUND
  LOOMIS SAYLES GLOBAL BOND FUND

  LOOMIS SAYLES INTERMEDIATE MATURITY BOND FUND
  LOOMIS SAYLES INVESTMENT GRADE BOND FUND
  LOOMIS SAYLES MUNICIPAL BOND FUND

  LOOMIS SAYLES SHORT-TERM BOND FUND

PROSPECTUS
                                                           JANUARY 1, 1999

THE LOOMIS SAYLES FUNDS--FIXED INCOME FUNDS

  Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Intermediate Maturity Bond Fund, Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Municipal Bond Fund and Loomis Sayles Short-Term Bond Fund (the "Funds" and each a "Fund"), each a series of Loomis Sayles Funds, are separately managed, no-load mutual funds, each of which has its own investment objective and policies. Loomis, Sayles & Company, L.P. ("Loomis Sayles") is the investment adviser of each Fund.

  The Funds (other than Loomis Sayles Municipal Bond Fund) offer two classes of shares: an Institutional Class that is described in this Prospectus and a Retail Class, which generally has a lower minimum investment and bears higher expenses, that is described in a separate prospectus. The Loomis Sayles Bond Fund also offers a third class of shares: an Admin Class, bearing higher expenses than the Institutional or Retail Class, that is described in a separate prospectus. This Prospectus concisely describes the information that an investor should know before investing in the Institutional Class shares of any Fund. Please read it carefully and keep it for future reference. A Statement of Additional Information (SAI) dated January 1, 1999, as revised from time to time, is available free of charge; write to Loomis Sayles Distributors, L.P. (the "Distributor"), One Financial Center, Boston, Massachusetts 02111 or telephone 800-633-3330. The SAI, which contains more detailed information about the Funds, has been filed with the Securities and Exchange Commission (the "SEC") and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the Prospectus). To obtain more information about the Retail Class or Admin Class of shares, please call the Distributor toll-free at 800-633-3330, contact your financial intermediary, or visit our Internet Website (http://www.loomissayles.com).

  For information about:                    For all other information about
   .Establishing an account                 the Funds:
   .Account procedures and status           CALL 800-633-3330
   .Exchanges
   .Shareholder services
  CALL 800-626-9390

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
SUMMARY OF EXPENSES.......................................................   3
FINANCIAL HIGHLIGHTS......................................................   5
THE TRUST.................................................................  11
INVESTMENT OBJECTIVES AND POLICIES........................................  11
MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS AND RISK CONSIDERATIONS.....  16
THE FUNDS' INVESTMENT ADVISER.............................................  27
FUND EXPENSES.............................................................  28
PORTFOLIO TRANSACTIONS....................................................  29
HOW TO PURCHASE SHARES....................................................  29
SHAREHOLDER SERVICES......................................................  32
HOW TO REDEEM SHARES......................................................  33
CALCULATION OF PERFORMANCE INFORMATION....................................  34
DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES...........................  35
APPENDIX A
  DESCRIPTION OF BOND RATINGS.............................................  38

                              SUMMARY OF EXPENSES
           (FOR AN INSTITUTIONAL CLASS SHARE OF EACH INDICATED FUND)

  The following information is provided as an aid in understanding the various expenses that an investor in a Fund will bear indirectly. The information below is based on expenses for the Funds' most recent fiscal year, and should not be considered a representation of past or future expenses, as actual expenses may be greater or less than those shown. Also, the 5% annual return assumed in the Example should not be considered a representation of investment performance, as actual performance will vary.

                                               INTERMEDIATE INVESTMENT
                                     GLOBAL      MATURITY     GRADE     MUNICIPAL
                            BOND      BOND         BOND        BOND       BOND
                            FUND      FUND         FUND        FUND       FUND
                            ----     ------    ------------ ----------  ---------
 Shareholder Transaction
  Expenses:
 Maximum Sales Load
  Imposed on Purchases
  (as % of offering
  price).................   none      none         none        none       none
 Maximum Sales Load
  Imposed on Reinvested
  Dividends (as % of
  offering price)........   none      none         none        none       none
 Maximum Deferred Sales
  Load (as % of original
  purchase price or
  redemption proceeds)...   none      none         none        none       none
 Redemption Fees/1..../..   none      none         none        none       none
 Exchange Fees...........   none      none         none        none       none
 Annual Fund Operating
  Expenses (as a
  percentage of average
  net assets):
 Management Fees.........    .60%      .60%         .40%        .40%       .40%
 12b-1 Fees..............   none      none         none        none       none
 Other Operating Expenses
  (after expense
  reimbursements where
  indicated).............    .15%/2/   .30%/2/      .15%/2/     .15%/2/    .20%/2/
 Total Fund Operating
  Expenses (after expense
  reimbursements where
  indicated).............    .75%/2/   .90%/2/      .55%/2/     .55%/2/    .60%/2/
 Example:
 An investor would pay
  the following expenses
  on a $1,000 investment
  assuming a 5% annual
  return (with or without
  a redemption at the end
  of each time period):
 One Year................    $ 8      $  9          $ 6         $ 6        $ 6
 Three Years.............    $24      $ 29          $18         $18        $19
 Five Years..............    $42      $ 50          $31         $31        $33
 Ten Years...............    $93      $111          $69         $69        $75

                                                                   SHORT-TERM
                                                                      BOND
                                                                      FUND
                                                                   ----------
Shareholder Transaction Expenses:
 Maximum Sales Load Imposed on Purchases (as % of offering
  price)..........................................................    none
 Maximum Sales Load Imposed on Reinvested Dividends (as % of
  offering price).................................................    none
 Maximum Deferred Sales Load (as % of original purchase price or
  redemption proceeds)............................................    none
 12b-1 Fees.......................................................    none
 Redemption Fees/1............................................./..    none
 Exchange Fees....................................................    none
Annual Fund Operating Expenses (as a percentage of average net assets):
 Management Fees..................................................     .25%
 Other Operating Expenses (after expense reimbursements where
  indicated)......................................................     .25%/2/
 Total Fund Operating Expenses (after expense reimbursements where
  indicated)......................................................     .50%/2/
Example:
An investor would pay the following expenses on a $1,000
 investment assuming a 5% annual return (with or without a
 redemption at the end of each time period):
 One Year.........................................................     $ 5
 Three Years......................................................     $16
 Five Years.......................................................     $28
 Ten Years........................................................     $63

-----------
/1/A $5 charge applies to any wire transfer of redemption proceeds from any Fund.

/2/Loomis Sayles has voluntarily agreed, for an indefinite period, to limit the Funds' Total Operating Expenses to the percentages of net assets shown in the table. Without this agreement, Other Operating Expenses and Total Operating Expenses would have been 0.16% and 0.76%, respectively, for the Bond Fund, 0.58% and 1.18%, respectively, for the Global Bond Fund, 1.87% and 2.27%, respectively, for the Intermediate Maturity Bond Fund and 3.79% and 4.19%, respectively, for the Investment Grade Bond Fund, 1.30% and 1.70%, respectively, for the Municipal Bond Fund, 0.58% and 0.83%, respectively, for the Short-Term Bond Fund.

                             FINANCIAL HIGHLIGHTS
           (FOR AN INSTITUTIONAL CLASS SHARE OF EACH INDICATED FUND
                 OUTSTANDING THROUGHOUT THE INDICATED PERIODS)

  The financial highlights tables that follow have been audited by PricewaterhouseCoopers LLP, independent accountants. The following information should be read in conjunction with the financial highlights, financial statements and the notes thereto contained in the Funds' 1998 Annual Report, which is incorporated by reference in this Prospectus and the Statement of Additional Information.

                                                                    BOND FUND
                                          -------------------------------------------------------------------
                             NINE
                            MONTHS                                                                   MAY 16**
                            ENDED                         YEAR ENDED DEC. 31,                           TO
                          SEPT. 30*       ---------------------------------------------------------  DEC. 31,
                             1998            1997       1996      1995     1994     1993     1992      1991
                          ----------      ----------  --------  --------  -------  -------  -------  --------
Net asset value,
 beginning of period....  $    12.83      $    12.38  $  12.29  $  10.05  $ 11.37  $ 10.36  $ 10.23   $10.00
                          ----------      ----------  --------  --------  -------  -------  -------   ------
Income from investment
 operations--
 Net investment income
  (loss)................        0.69            0.86      0.86      0.82     0.83     0.84     0.76     0.52
 Net realized and
  unrealized gain (loss)
  on investments........       (0.78)           0.67      0.35      2.32    (1.29)    1.43     0.67     0.36
                          ----------      ----------  --------  --------  -------  -------  -------   ------
 Total from investment
  operations............       (0.09)           1.53      1.21      3.14    (0.46)    2.27     1.43     0.88
                          ----------      ----------  --------  --------  -------  -------  -------   ------
Less distributions--
 Dividends from net
  investment income.....       (0.44)          (0.86)    (0.86)    (0.82)   (0.84)   (0.81)   (0.76)   (0.52)
 Distributions in excess
  of net investment
  income................        0.00            0.00      0.00      0.00    (0.02)    0.00     0.00     0.00
 Distributions from net
  realized capital
  gains.................        0.00           (0.22)    (0.26)    (0.08)    0.00    (0.45)   (0.54)   (0.13)
                          ----------      ----------  --------  --------  -------  -------  -------   ------
 Total distributions....       (0.44)          (1.08)    (1.12)    (0.90)   (0.86)   (1.26)   (1.30)   (0.65)
                          ----------      ----------  --------  --------  -------  -------  -------   ------
Net asset value, end of
 period.................  $    12.30      $    12.83  $  12.38  $  12.29  $ 10.05  $ 11.37  $ 10.36   $10.23
                          ==========      ==========  ========  ========  =======  =======  =======   ======
Total return (%)***.....        (0.9)++         12.7      10.3      32.0     (4.1)    22.2     14.3      8.9
Net assets, end of
 period (000)...........  $1,455,312      $1,261,910  $541,244  $255,710  $82,985  $64,222  $18,472   $9,922
Ratio of operating
 expenses to average net
 assets (%)****.........        0.75+           0.75      0.75      0.79     0.84     0.94     1.00     1.00+
Ratio of net investment
 income to average net
 assets (%).............        7.34+           7.36      7.93      8.34     7.92     8.26     7.50     8.97+
Portfolio turnover rate
 (%)....................          24++            41        42        35       87      170      101      126
Without giving effect to
 voluntary expense
 limitations:
 The ratio of operating
  expenses to average
  net assets would have
  been (%)..............        0.76+           0.77      0.75      0.79     0.84     0.94     1.55     1.78+
 Net investment income
  per share would have
  been..................  $     0.69      $     0.85  $   0.86  $   0.82  $  0.83  $  0.84  $  0.70   $ 0.47

-----------

   * The fund's fiscal year-end changed to September 30 from December 31.

  ** Commencement of investment operations.

 *** Total returns would have been lower had the adviser not reduced its advisory fee and/or borne other operating expenses.

**** The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses would have been higher.

   + Computed on an annualized basis.

  ++ Periods less than one year are not annualized.

                                                    GLOBAL BOND FUND
                          ---------------------------------------------------------------------------
                              NINE
                             MONTHS                                                          MAY 10**
                              ENDED                  YEAR ENDED DEC. 31,                        TO
                          SEPTEMBER 30* ---------------------------------------------------  DEC. 31,
                              1998       1997     1996     1995     1994     1993     1992     1991
                          ------------- -------  -------  -------  -------  -------  ------  --------
Net asset value,
 beginning of period....     $ 11.83    $ 12.35  $ 11.39  $  9.82  $ 11.06  $ 10.32  $11.38   $10.00
                             -------    -------  -------  -------  -------  -------  ------   ------
Income from investment
 operations--
 Net investment income
  (loss)................        0.53       0.71     0.44     1.04     0.67     0.54    0.70     0.37
 Net realized and
  unrealized gain (loss)
  on investments........       (0.43)     (0.42)    1.27     1.31    (1.63)    0.96   (0.60)    1.31
                             -------    -------  -------  -------  -------  -------  ------   ------
 Total from investment
  operations............        0.10       0.29     1.71     2.35    (0.96)    1.50    0.10     1.68
                             -------    -------  -------  -------  -------  -------  ------   ------
Less distributions--
 Dividends from net
  investment income.....        0.00      (0.69)   (0.75)   (0.78)   (0.04)   (0.49)  (0.77)   (0.30)
 Distributions in excess
  of net investment
  income................        0.00      (0.12)    0.00     0.00     0.00     0.00    0.00     0.00
 Distributions from net
  realized capital
  gains.................        0.00       0.00     0.00     0.00     0.00    (0.27)  (0.39)    0.00
 Distributions from
  capital...............        0.00       0.00     0.00     0.00    (0.24)    0.00    0.00     0.00
                             -------    -------  -------  -------  -------  -------  ------   ------
 Total distributions....        0.00      (0.81)   (0.75)   (0.78)   (0.28)   (0.76)  (1.16)   (0.30)
                             -------    -------  -------  -------  -------  -------  ------   ------
Net asset value, end of
 period.................     $ 11.93    $ 11.83  $ 12.35  $ 11.39  $  9.82  $ 11.06  $10.32   $11.38
                             =======    =======  =======  =======  =======  =======  ======   ======
Total return (%)***.....         0.9++      2.3     15.0     23.9     (8.7)    14.6     0.8     16.9
Net assets, end of
 period (000)...........     $29,860    $28,401  $26,513  $10,304  $25,584  $21,378  $9,968   $4,308
Ratio of operating
 expenses to average net
 assets (%)****.........        0.90+      0.90     1.50     1.50     1.30     1.50    1.50     1.50+
Ratio of net investment
 income to average net
 assets (%).............        6.00+      5.88     6.37     8.17     7.02     5.54    6.99     6.81+
Portfolio turnover rate
 (%)....................          28++       75      131      148      153      150      72      137
Without giving effect to
 voluntary expense
 limitations:
 The ratio of operating
  expenses to average
  net assets would have
  been (%)..............        1.18+      1.22     1.77     1.69     1.30     1.51    2.58     3.99+
 Net investment income
  per share would have
  been..................     $  0.51    $  0.67  $  0.42  $  1.02  $  0.67  $  0.54  $ 0.59   $ 0.23

----------

   * The Fund's fiscal year-end changed to September 30 from December 31.

  ** Commencement of investment operations.

 *** Total returns would have been lower had the adviser not reduced its advisory fee and/or borne other operating expenses.

**** The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses would have been higher.

   + Computed on an annualized basis.

  ++ Periods less than one year are not annualized.

                                       INTERMEDIATE MATURITY BOND FUND
                                       --------------------------------------
                                              NINE              JAN. 2**
                                             MONTHS                TO
                                             ENDED              DEC. 31,
                                       SEPTEMBER 30* 1998         1997
                                       ------------------     ---------------
Net asset value, beginning of
 period..............................     $         10.03      $         10.00
                                          ---------------      ---------------
Income from investment operations--
 Net investment income (loss)........                0.51***              0.64***
 Net realized and unrealized gain
  (loss) on investments..............               (0.16)                0.00
                                          ---------------      ---------------
 Total from investment operations....                0.35                 0.64
                                          ---------------      ---------------
Less distributions--
 Dividends from net investment
  income.............................               (0.32)               (0.56)
 Distributions in excess of net
  investment income..................                0.00                (0.03)
 Distributions from net realized
  capital gains......................                0.00                (0.02)
                                          ---------------      ---------------
 Total distributions.................               (0.32)               (0.61)
                                          ---------------      ---------------
Net asset value, end of period.......          $    10.06      $         10.03
                                          ===============      ===============
Total return (%)****.................                 3.5+++               6.4
Net assets, end of period (000)......     $         8,601      $         6,305
Ratio of operating expenses to
 average net assets (%)+.............                0.55++               0.55 ++
Ratio of net investment income to
 average net assets (%)..............                6.71++               6.38 ++
Portfolio turnover rate (%)..........                  32+++               119
Without giving effect to voluntary
 expense limitations:
 The ratio of operating expenses to
  average net assets would have been
  (%)................................                2.27++               3.66 ++
 Net investment income per share
  would have been....................     $          0.38***   $          0.29***

-----------

   * The Fund's fiscal year-end changed to September 30 from December 31.

  ** Commencement of investment operations.

 *** Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

**** Total returns would have been lower had the adviser not reduced its advisory fee and/or borne other operating expenses.

   + The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses would have been higher.

  ++ Computed on an annualized basis.

 +++ Periods less than one year are not annualized.

                                                          INVESTMENT GRADE BOND
                                                                   FUND
                                                          ----------------------
                                                           NINE MONTHS  JAN. 2**
                                                              ENDED        TO
                                                          SEPTEMBER 30* DEC. 31,
                                                              1998        1997
                                                          ------------- --------
Net asset value, beginning of period....................     $10.59      $10.00
                                                             ------      ------
Income from investment operations--
 Net investment income (loss)...........................       0.52        0.65
 Net realized and unrealized gain (loss) on
  investments...........................................      (0.50)       0.77
                                                             ------      ------
 Total from investment operations.......................       0.02        1.42
                                                             ------      ------
Less distributions--
 Dividends from net investment income...................      (0.33)      (0.63)
 Distributions in excess of net investment income.......       0.00       (0.08)
 Distributions from net realized capital gains..........       0.00       (0.12)
                                                             ------      ------
 Total distributions....................................      (0.33)      (0.83)
                                                             ------      ------
Net asset value, end of period..........................     $10.28      $10.59
                                                             ======      ======
Total return (%)***.....................................        0.0++      14.5
Net assets, end of period (000).........................     $2,778      $2,445
Ratio of operating expenses to average net assets
 (%)****................................................       0.55+       0.55+
Ratio of net investment income to average net assets
 (%)....................................................       6.68+       6.74+
Portfolio turnover rate (%).............................         48++       112
Without giving effect to voluntary expense limitations:
 The ratio of operating expenses to average net assets
  would have been (%)...................................       4.19+       7.59+
 Net investment income per share would have been........     $ 0.24      $(0.03)

-----------

   * The Fund's fiscal year-end changed to September 30 from December 31.

  ** Commencement of investment operations.

 *** Total returns would have been lower had the adviser not reduced its advisory fee and/or borne other operating expenses.

**** The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses would have been higher.

   + Computed on an annualized basis.

  ++ Periods less than one year are not annualized.

                                              MUNICIPAL BOND FUND
                          ---------------------------------------------------------------------
                            NINE
                           MONTHS                                                      MAY 29**
                            ENDED                 YEAR ENDED DEC. 31,                     TO
                          SEPT. 30*    ----------------------------------------------  DEC. 31,
                            1998        1997    1996    1995    1994    1993    1992     1991
                          ---------    ------  ------  ------  ------  ------  ------  --------
Net asset value,
 beginning of period....   $ 11.70     $11.29  $11.53  $10.41  $11.54  $10.95  $10.55   $10.00
                           -------     ------  ------  ------  ------  ------  ------   ------
Income from investment
 operations--
 Net investment income
  (loss)................      0.40       0.56    0.52    0.52    0.52    0.51    0.51     0.24
 Net realized and
  unrealized gain (loss)
  on investments........      0.27       0.51   (0.15)   1.16   (1.13)   0.74    0.46     0.56
                           -------     ------  ------  ------  ------  ------  ------   ------
 Total from investment
  operations............      0.67       1.07    0.37    1.68   (0.61)   1.25    0.97     0.80
                           -------     ------  ------  ------  ------  ------  ------   ------
Less distributions--
 Dividends from net
  investment income.....     (0.40)     (0.56)  (0.52)  (0.52)  (0.52)  (0.51)  (0.51)   (0.23)
 Distributions from net
  realized capital
  gains.................     (0.01)     (0.10)  (0.09)  (0.04)   0.00   (0.15)  (0.06)   (0.02)
                           -------     ------  ------  ------  ------  ------  ------   ------
 Total distributions....     (0.41)     (0.66)  (0.61)  (0.56)  (0.52)  (0.66)  (0.57)   (0.25)
                           -------     ------  ------  ------  ------  ------  ------   ------
Net asset value, end of
 period.................   $ 11.96     $11.70  $11.29  $11.53  $10.41  $11.54  $10.95   $10.55
                           =======     ======  ======  ======  ======  ======  ======   ======
Total return (%)***.....       5.9++      9.8     3.3    16.5    (5.4)   11.6     9.4      8.1
Net assets, end of
 period (000)...........   $10,056     $8,752  $8,701  $7,961  $7,270  $5,160  $2,200   $  706
Ratio of operating
 expenses to average net
 assets (%)****.........      0.60+      0.60    1.00    1.00    1.00    1.00    1.00     1.00+
Ratio of net investment
 income to average net
 assets (%).............      4.62+      4.90    4.61    4.72    4.79    4.50    4.81     5.03+
Portfolio turnover rate
 (%)....................        30++       50      38      41      28      36      32       26
Without giving effect to
 voluntary expense
 limitations:
 The ratio of operating
  expenses to average
  net assets would have
  been (%)..............      1.70+      1.80    2.31    2.02    2.37    3.22    7.65    21.58+
 Net investment income
  per share would have
  been..................   $  0.31     $ 0.42  $ 0.37  $ 0.41  $ 0.37  $ 0.26  $(0.19)  $(0.74)

-----------

   * The Fund's fiscal year-end changed to September 30 from December 31.

  ** Commencement of investment operations.

 *** Total returns would have been lower had the adviser not reduced its advisory fee and/or borne other operating expenses.

**** The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses would have been higher.

   + Computed on an annualized basis.

   ++ Periods less than one year are not annualized.

                                             SHORT-TERM BOND FUND
                          ------------------------------------------------------------------
                            NINE
                           MONTHS                                                   AUG. 3**
                            ENDED            YEAR ENDED DEC. 31,                       TO
                          SEPT. 30*    ----------------------------------           DEC. 31
                            1998        1997     1996     1995     1994     1993      1992
                          ---------    -------  -------  -------  -------  -------  --------
Net asset value,
 beginning of period....   $  9.75     $  9.70  $  9.81  $  9.46  $  9.95  $  9.87   $10.00
                           -------     -------  -------  -------  -------  -------   ------
Income from investment
 operations--
 Net investment income..      0.44        0.61     0.55     0.63     0.66     0.59     0.22
 Net realized and
  unrealized gain (loss)
  on investments........      0.21        0.06    (0.11)    0.35    (0.49)    0.08    (0.13)
                           -------     -------  -------  -------  -------  -------   ------
 Total from investment
  operations............      0.65        0.67     0.44     0.98     0.17     0.67     0.09
                           -------     -------  -------  -------  -------  -------   ------
Less distributions--
 Dividends from net
  investment income.....     (0.44)      (0.62)   (0.55)   (0.63)   (0.66)   (0.59)   (0.22)
                           -------     -------  -------  -------  -------  -------   ------
 Total distributions....     (0.44)      (0.62)   (0.55)   (0.63)   (0.66)   (0.59)   (0.22)
                           -------     -------  -------  -------  -------  -------   ------
Net asset value, end of
 period.................   $  9.96     $  9.75  $  9.70  $  9.81  $  9.46  $  9.95   $ 9.87
                           =======     =======  =======  =======  =======  =======   ======
Total return (%)***.....       6.8++       7.1      4.7     10.6      1.8      7.0      0.9
Net assets, end of
 period (000)...........   $27,288     $18,792  $18,229  $26,039  $19,440  $15,226   $5,121
Ratio of operating
 expenses to average net
 assets (%)****.........      0.50+       0.50     1.00     1.00     1.00     1.00     1.00+
Ratio of net investment
 income to average net
 assets (%).............      5.94+       6.34     5.69     6.46     6.88     5.97     5.49+
Portfolio turnover rate
 (%)....................        47++        91      120      214       34       81       31
Without giving effect to
 voluntary expense
 limitations:
 The ratio of operating
  expenses to average
  net assets would have
  been (%)..............      0.83+       1.19     1.17     1.03     1.33     1.55     3.74+
 Net investment income
  per share would have
  been..................   $  0.41     $  0.55  $  0.53  $  0.62  $  0.63  $  0.54   $ 0.11

-----------

   * The Fund's fiscal year-end changed to September 30 from December 31.

  ** Commencement of investment operations.

 *** Total returns would have been lower had the adviser not reduced its advisory fee and/or borne other operating expenses.

**** The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses would have been higher.

   + Computed on an annualized basis.

   ++ Periods less than one year are not annualized.

NOTE: Further information about each Fund's performance is contained in the Funds' annual report to shareholders, which may be obtained without charge.

                                   THE TRUST

  Each Fund is a series of Loomis Sayles Funds (the "Trust"). The Trust is a diversified open-end management investment company organized as a Massachusetts business trust on February 20, 1991. The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest in multiple series. Shares are freely transferable and entitle shareholders to receive dividends as determined by the Trust's board of trustees and to cast a vote for each share held at shareholder meetings. The Trust does not generally hold shareholder meetings and will do so only when required by law. Shareholders may call meetings to consider removal of the Trust's trustees.

                      INVESTMENT OBJECTIVES AND POLICIES

LOOMIS SAYLES BOND FUND

  The Fund's investment objective is high total investment return through a combination of current income and capital appreciation.

  The Fund seeks to achieve its objective by normally investing substantially all of its assets in fixed income securities, although up to 20% of its total assets may be invested in preferred stocks. At least 65% of the Fund's total assets will normally be invested in bonds. The fixed income securities in which the Fund may invest include corporate securities, securities issued or guaranteed by the U.S. Government or its authorities or instrumentalities ("U.S. Government Securities"), commercial paper, zero coupon securities, mortgage-backed securities, stripped mortgage-backed securities, collateralized mortgage obligations ("CMOs"), asset-backed securities, when-issued securities, real estate investment trusts ("REITs"), Rule 144A securities, repurchase agreements and convertible securities. The Fund may engage in options and futures transactions, repurchase transactions, foreign currency hedging transactions and swap transactions.

  The Fund may invest any portion of its assets in securities of Canadian issuers, and up to 20% of its total assets in securities of other foreign issuers. The Fund may also invest up to 35% of its total assets in securities of below investment grade quality (commonly known as "junk bonds"). Securities of below investment grade quality are securities rated below the top four rating categories by each major rating agency that has rated the security, including securities in the lowest rating categories, and unrated securities that Loomis Sayles determines to be of comparable quality.

  The percentages of the Fund's assets invested as of September 30, 1998, in securities assigned to the various rating categories by Standard & Poor's and Moody's Investors Service, Inc. ("Moody's") at the time of purchase or, if unrated, determined by Loomis Sayles to be of comparable quality, were as follows:

                                                                STANDARD
                                                                & POOR'S MOODY'S
                                                                -------- -------
   AAA/Aaa.....................................................     %        %
   AA/Aa.......................................................
   A/A.........................................................
   BBB/Baa.....................................................
   BB/Ba.......................................................
   B/B.........................................................
   CCC/Caa.....................................................
   C/Ca........................................................
   D...........................................................

LOOMIS SAYLES GLOBAL BOND FUND

  The Fund's investment objective is high total investment return through a combination of high current income and capital appreciation.

  The Fund seeks to achieve its objective by investing primarily in investment grade fixed income securities denominated in various currencies, including U.S. dollars, or in multicurrency units. Under normal conditions, the Fund will invest at least 65% of its total assets in fixed income securities of issuers from at least three countries, which may include the United States, and no more than 40% of its total assets in issuers headquartered in any one country. However, up to 100% of the Fund's total assets may be denominated in U.S. dollars. The Fund may also invest up to 20% of its total assets in securities of below investment grade quality (commonly known as "junk bonds"). The fixed income securities in which the Fund may invest include corporate securities, U.S. Government Securities, commercial paper, zero coupon securities, mortgage-backed securities, CMOs, asset-backed securities, when-issued securities, Rule 144A securities, repurchase agreements and convertible securities. The Fund may engage in options and futures transactions, repurchase transactions, foreign currency hedging transactions and swap transactions.

  The percentages of the Fund's assets invested as of September 30, 1998, in securities assigned to the various rating categories by Standard & Poor's and Moody's Investors Service, Inc. ("Moody's") at the time of purchase or, if unrated, determined by Loomis Sayles to be of comparable quality, were as follows:

                                                                STANDARD
                                                                & POOR'S MOODY'S
                                                                -------- -------
   AAA/Aaa.....................................................     %        %
   AA/Aa.......................................................
   A/A.........................................................
   BBB/Baa.....................................................
   BB/Ba.......................................................
   B/B.........................................................
   CCC/Caa.....................................................
   C/Ca........................................................
   D...........................................................

LOOMIS SAYLES INTERMEDIATE MATURITY BOND FUND

  The Fund's investment objective is high total investment return through a combination of current income and capital appreciation.

  The Fund seeks to achieve its objective by normally investing at least 90% of its total assets in fixed income securities of investment grade quality and to maintain an average dollar weighted maturity of between three and ten years. For purposes of the 90% test, a security will be treated as being of investment grade quality if it is rated by at least one major rating agency in one of its top four rating categories at the time of purchase or, if unrated, is determined by Loomis Sayles to be of comparable quality. The Fund may also invest up to 10% of its total assets in fixed income securities of below investment grade quality (commonly known as "junk bonds"). The fixed income securities in which the Fund may invest include corporate securities, U.S. Government Securities, commercial paper, zero coupon securities, mortgage-backed securities, CMOs, asset-backed securities, when-issued securities, REITs, Rule 144A securities, repurchase agreements and convertible securities. The Fund may engage in options and futures transactions, repurchase transactions, foreign currency hedging transactions, swap transactions and securities lending. The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its total assets in securities of other foreign issuers.

  The percentages of the Fund's assets invested as of September 30, 1998 in securities assigned to the various rating categories by Standard & Poor's and Moody's Investors Service, Inc. ("Moody's") at the time of purchase or, if unrated, determined by Loomis Sayles to be of comparable quality, were as follows:

                                                                STANDARD
                                                                & POOR'S MOODY'S
                                                                -------- -------
   AAA/Aaa.....................................................     %        %
   AA/Aa.......................................................
   A/A.........................................................
   BBB/Baa.....................................................
   BB/Ba.......................................................
   B/B.........................................................
   CCC/Caa.....................................................
   C/Ca........................................................
   D...........................................................

LOOMIS SAYLES INVESTMENT GRADE BOND FUND

  The Fund's investment objective is high total investment return through a combination of current income and capital appreciation.

  The Fund seeks to achieve its objective by normally investing at least 65% of its total assets in fixed income securities of investment grade quality. Up to 20% of the Fund's total assets may be invested in preferred stocks. The Fund may also invest up to 10% of its total assets in fixed income securities of below investment grade quality (commonly known as "junk bonds"). The fixed income securities in which the Fund may invest include corporate securities, U.S. Government Securities, commercial paper, zero coupon securities, mortgage-backed securities, CMOs, asset-backed securities, when-issued securities, REITs, Rule 144A securities, repurchase agreements and convertible securities. The Fund may engage in options and futures transactions, repurchase transactions, foreign currency hedging transactions, swap transactions and securities lending. The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its total assets in the securities of other foreign issuers.

  The percentages of the Fund's assets invested as of September 30, 1998, in securities assigned to the various rating categories by Standard & Poor's and Moody's Investors Service, Inc. ("Moody's") at the time of purchase or, if unrated, determined by Loomis Sayles to be of comparable quality, were as follows:

                                                                STANDARD
                                                                & POOR'S MOODY'S
                                                                -------- -------
   AAA/Aaa.....................................................     %        %
   AA/Aa.......................................................
   A/A.........................................................
   BBB/Baa.....................................................
   BB/Ba.......................................................
   B/B.........................................................
   CCC/Caa.....................................................
   C/Ca........................................................
   D...........................................................

LOOMIS SAYLES MUNICIPAL BOND FUND

  The Fund's investment objective is as high a level of current income exempt from federal income tax as is consistent with the preservation of capital.

  The Fund seeks to achieve its objective by normally investing substantially all of its assets in securities the income from which is, in the opinion of issuer's counsel at the time of issuance, exempt from federal income tax ("tax exempt securities"). It is a fundamental policy of the Fund that, during periods of normal market conditions, at least 80% of its net assets will be invested in tax exempt securities. Normally, substantially all of its market value will be invested in fixed income securities of investment grade quality (i.e., securities rated at the time of purchase by at least one of the major rating agencies in its top four categories) or in unrated securities determined by Loomis Sayles to be of comparable quality, and at least 65% of the Fund's total assets will be invested in bonds. The Fund may engage in options and futures transactions.

  The Fund may invest in "private activity bonds," which pay interest that, although exempt from ordinary federal income taxes, may be subject to federal or state alternative minimum taxes. The Fund's investments in private activity bonds normally will not exceed 20% of its net assets.

LOOMIS SAYLES SHORT-TERM BOND FUND

  The Fund's investment objective is high total investment return through a combination of current income and capital appreciation with relatively low fluctuation in net asset value.

  The Fund seeks to achieve its objective by normally investing substantially all of its assets in fixed income securities, although up to 20% of its total assets may be invested in non-convertible preferred stock. At least 65% of the Fund's total assets will normally be invested in bonds with a remaining maturity of 5 years or less. The Fund may invest up to 20% of its total assets in securities of foreign issuers. The Fund may also invest up to 20% of its total assets in securities of below investment grade quality (commonly known as "junk bonds"). The fixed income securities in which the Fund may invest include corporate securities, U.S. Government Securities, commercial paper, zero coupon securities, mortgage-backed securities, CMOs, asset-backed securities, when-issued securities, REITs, Rule 144A securities, repurchase agreements and convertible securities. The Fund may engage in options and futures transactions, repurchase transactions, foreign currency hedging transactions and swap transactions.

  In an effort to minimize fluctuations in market value, the Fund is expected to maintain an average dollar-weighted maturity of between one and three years.

  The percentages of the Fund's assets invested as of September 30, 1998 in securities assigned to the various rating categories by Standard & Poor's and Moody's Investors Service, Inc. ("Moody's") at the time of purchase or, if unrated, determined by Loomis Sayles to be of comparable quality, were as follows:

                                                                STANDARD
                                                                & POOR'S MOODY'S
                                                                -------- -------
   AAA/Aaa.....................................................     %        %
   AA/Aa.......................................................
   A/A.........................................................
   BBB/Baa.....................................................
   BB/Ba.......................................................
   B/B.........................................................
   CCC/Caa.....................................................
   C/Ca........................................................
   D...........................................................

ALL FUNDS

  For temporary defensive purposes, each Fund may invest any portion of its assets in fixed income securities, cash or any other securities deemed appropriate by Loomis Sayles.

  Except for each Fund's investment objective, and any investment policies that are identified as "fundamental," all of the investment policies of each Fund may be changed without a vote of Fund shareholders.

                 MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS
                            AND RISK CONSIDERATIONS

DEBT AND OTHER FIXED INCOME SECURITIES

  Each of the Funds may invest in fixed income securities of any maturity, although the Short-Term Bond Fund expects to maintain an average dollar weighted maturity of less than three years, and the Intermediate Maturity Bond Fund expects to maintain an average dollar weighted maturity of between three and ten years. Fixed income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed income securities include securities issued by federal, state, local and foreign governments and related agencies, and by a wide range of private issuers. Because interest rates vary, it is impossible to predict the income of a Fund that invests in fixed income securities for any particular period. The net asset value of such a Fund's shares will vary as a result of changes in the value of the securities in the Fund's portfolio.

  Fixed income securities are subject to market and credit risk. Market risk relates to changes in a security's value as a result of changes in interest rates generally. In general, the values of fixed income securities increase when prevailing interest rates fall and decrease when interest rates rise. Credit risk relates to the ability of the issuer to make payments of principal and interest.

U.S. GOVERNMENT SECURITIES

  U.S. Government Securities have different kinds of government support. For example, some U.S. Government Securities, such as U.S. Treasury bonds, are supported by the full faith and credit of the United States, whereas certain other U.S. Government Securities issued or guaranteed by federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States.

  Although U.S. Government Securities generally do not involve the credit risks associated with other types of fixed income securities, the market values of U.S. Government Securities do go up and down as interest rates change.

Thus, for example, the value of an investment in a Fund that holds U.S. Government Securities may fall during times of rising interest rates. Yields on U.S. Government Securities tend to be lower than those on corporate securities of comparable maturities.

  Some U.S. Government Securities, such as Government National Mortgage Association Certificates ("GNMA"), are known as "mortgage-backed" securities. Interest and principal payments on the mortgages underlying mortgage-backed U.S. Government Securities are passed through to the holders of the security. If a Fund purchases mortgage-backed securities at a discount or a premium, the Fund will recognize a gain or loss when the payments of principal, through prepayment or otherwise, are passed through to the Fund and, if the payment occurs in a period of falling interest rates, the Fund may not be able to reinvest the payment at as favorable an interest rate. As a result of these principal prepayment features, mortgage-backed securities are generally more volatile investments than many other fixed income securities.

  In addition to investing directly in U.S. Government Securities, the Funds may purchase certificates of accrual or similar instruments ("strips") evidencing undivided ownership interests in interest payments or principal payments, or both, in U.S. Government Securities. These investment instruments may be highly volatile.

TAX EXEMPT SECURITIES

  Issuers of tax exempt securities may make interest and principal payments from money raised through a variety of sources, including (1) the issuer's general taxing power, (2) a specific type of tax, such as a property tax, or
(3) a particular facility or project, such as a highway. The ability of an issuer of tax exempt bonds to make these payments could be affected by litigation, legislation or other political events, or the bankruptcy of the issuer. The interest on tax exempt securities issued after August 15, 1986 is retroactively taxable from the date of issuance if the issuer does not comply with certain requirements concerning the use of bond proceeds and the application of earnings on bond proceeds.

LOWER RATED FIXED INCOME SECURITIES

  Each Fund (other than the Municipal Bond Fund) may invest a portion of its total assets in securities rated below investment grade (commonly referred to as "junk bonds"). The Bond Fund may invest up to 35%, the Global Bond and Short-Term Bond Funds each may invest up to 20%, the Investment Grade Bond and Intermediate Maturity Bond Funds each may invest up to 10% of its total assets in such securities. For purposes of the foregoing percentages, a security will be treated as being of investment grade quality if at the time a Fund acquires it at least one major rating agency has rated the security in its top four rating categories (even if another such agency has issued a lower rating), or if the security is unrated but Loomis Sayles determines it to be of investment grade quality. Lower rated fixed income securities generally provide higher yields, but are subject to greater credit and market risk, than higher quality fixed income securities. Lower rated fixed income securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of a Fund investing in lower rated fixed income securities may be more dependent on Loomis Sayles' own credit analysis than is the case with higher quality bonds. The market for lower rated fixed income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower rated fixed income securities. This lack of liquidity at certain times may affect the values of these securities and may make the evaluation and sale of these securities more difficult. Securities in the lowest rating categories may be in poor standing or in default. Securities in the lowest investment grade category (BBB or Baa) have some speculative characteristics.

  For more information about the ratings services' descriptions of the various rating categories, see Appendix A.

COMMON STOCKS AND OTHER EQUITY SECURITIES

  Common stocks and similar equity securities, such as warrants and convertibles, are volatile and more risky than some other forms of investment. The value of an investment in a Fund that invests in equity securities may sometimes decrease. Equity securities of companies with relatively small market capitalization may be more volatile than the securities of larger, more established companies and than the broad equity market indexes.

ZERO COUPON SECURITIES

  Each Fund may invest in "zero coupon" fixed income securities. These securities accrue interest at a specified rate, but do not pay interest in cash on a current basis. A Fund investing in zero coupon securities is required to distribute the income on these securities to Fund shareholders as the income accrues, even though the Fund is not receiving the income in cash on a current basis. Thus the Fund may have to sell other investments to obtain cash to make income distributions at times when Loomis Sayles would not otherwise deem it advisable to do so. The market value of zero coupon securities is often more volatile than that of non-zero coupon fixed income securities of comparable quality and maturity.

MORTGAGE-BACKED SECURITIES

  Each Fund (except the Municipal Bond Fund) may invest in mortgage-backed securities, such as GNMA or Fannie Mae certificates, which differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if a Fund purchases these assets at a premium, a faster-than-expected prepayment rate will reduce yield to maturity, and a slower-than-expected prepayment rate will increase yield to maturity. If a Fund purchases mortgage-backed securities at a discount, faster-than-expected prepayments will increase, and slower-than-expected prepayments will reduce, yield to maturity. Prepayments, and resulting amounts available for reinvestment by the Fund, are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates. Accelerated prepayments on securities purchased at a premium may result in a loss of principal if the premium has not been fully amortized at the time of prepayment. Although these securities will decrease in value as a result of increases in interest rates generally, they are likely to appreciate less than other fixed-income securities when interest rates decline because of the risk of prepayments.

STRIPPED MORTGAGE-BACKED SECURITIES

  Each Fund may invest in interest-only and principal-only classes of mortgage-backed securities ("IOs" and "POs"). The yield to maturity on an IO or PO is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurably adverse effect on a Fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IOs experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.

  The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting a Fund's ability to buy or sell those securities at any particular time.

COLLATERALIZED MORTGAGE OBLIGATIONS

  Each Fund (except the Municipal Bond Fund) may invest in CMOs. A CMO is a security backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. CMOs may be issued either by U.S. Government instrumentalities or by non-governmental entities. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMOs first to mature generally will be retired prior to its maturity. As with other mortgage-backed securities, the early retirement of a particular class or series of CMOs held by a Fund could involve the loss of any premium the Fund paid when it acquired the investment and could result in the Fund's reinvesting the proceeds at a lower interest rate than the retired CMO paid. Because of the early retirement feature, CMOs may be more volatile than many other fixed-income investments.

ASSET-BACKED SECURITIES

  Each Fund (except the Municipal Bond Fund) may invest in asset-backed securities. Through the use of trusts and special purpose corporations, automobile and credit card receivables are securitized in pass-through structures similar to mortgage pass-through structures or in a pass-through structure similar to the CMO structure. Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, the Fund will ordinarily reinvest the prepaid amounts in securities the yields of which reflect interest rates prevailing at the time. Therefore, a Fund's ability to maintain a portfolio that includes high-yielding asset-backed securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities that have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss.

WHEN-ISSUED SECURITIES

  Each Fund may purchase securities on a "when-issued" basis. This means that the Fund will enter into a commitment to buy the security before the security has been issued. The Fund's payment obligation and the interest rate on the security are determined when the Fund enters into the commitment. The security is typically delivered to the Fund 15 to 120 days later. No interest accrues on the security between the time the Fund enters into the commitment and the time the security is delivered. If the value of the security being purchased falls between the time a Fund commits to buy it and the payment date, the Fund may sustain a loss. The risk of this loss is in addition to the Fund's risk of loss on the securities actually in its portfolio at the time. In addition, when the Fund buys a security on a when-issued basis, it is subject to the risk that market rates of interest will increase before the time the security is delivered, with the result that the yield on the security delivered to the Fund may be lower than the yield available on other, comparable securities at the time of delivery. If a Fund has outstanding obligations to buy when-issued securities, it will maintain liquid assets in a segregated account at its custodian bank in an amount sufficient to satisfy these obligations.

CONVERTIBLE SECURITIES

  Convertible securities include corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities at a stated price or rate. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their value will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity security, however, so that when the price of the underlying equity security falls, the decline in the price of the convertible security may sometimes be less substantial than that of the underlying equity security. Due to the conversion feature, convertible securities generally yield less than nonconvertible fixed income securities of similar credit quality and maturity. The Fund's investment in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock at a specified date and conversion ratio, or that are convertible at the option of the issuer. Because conversion is not at the option of the holder, the Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock has declined substantially.

REAL ESTATE INVESTMENT TRUSTS

  The Funds may invest in REITs. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, risks of default by borrowers and self-liquidation.

REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code, and failing to maintain their exemptions from registration under the Investment Company Act of 1940 (the "1940 Act").

  Investment in REITs involves risk similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger securities.

RULE 144A SECURITIES

  Each Fund may invest in Rule 144A securities, which are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless Loomis Sayles has determined, under guidelines established by the Trust's trustees, that the particular issue of Rule 144A securities is liquid.

FOREIGN SECURITIES

  Each Fund (except the Municipal Bond Fund) may invest in securities of issuers organized or headquartered outside the United States ("foreign securities"). The Short-Term Bond Fund will not purchase a foreign security if, as a result, the Fund's holdings of foreign securities would exceed 20% of the Fund's total assets. Each of the Bond, Intermediate Maturity Bond and Investment Grade Bond Funds may each invest any portion of its assets in securities of Canadian issuers, but will not purchase foreign securities other than those of Canadian issuers if, as a result, such Fund's holdings of non-U.S. and non-Canadian securities would exceed 20% of the Fund's total assets.

  Although investing in foreign securities may increase a Fund's diversification and reduce portfolio volatility, foreign securities may present risks not associated with investments in comparable securities of U.S. issuers. There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than in the United States. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. A Fund's receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

  A Fund's investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

  Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of a Fund investing in these securities may be affected favorably or unfavorably by changes in currency exchange rates, exchange control regulations or foreign withholding taxes. Changes in the value relative to the U.S. dollar of a foreign currency in which a Fund's holdings are denominated will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution.

  In addition, although part of a Fund's income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of the dividend, the Fund could be required to liquidate portfolio securities to pay the dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund accrues expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

  In determining whether to invest assets of the Funds in securities of a particular foreign issuer, Loomis Sayles will consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax law may reduce a Fund's net income available for distribution to shareholders.

FOREIGN CURRENCY HEDGING TRANSACTIONS

  The Funds may engage in foreign currency exchange transactions to protect the value of specific portfolio positions or in anticipation of changes in relative values of currencies in which current or future Fund portfolio holdings are denominated or quoted. For example, to protect against a change in the foreign currency exchange rate between the date on which a Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, or to "lock in" the equivalent of a dividend or interest payment in another currency, a Fund might purchase or sell a foreign currency on a spot (that is, cash) basis at the prevailing spot rate. If conditions warrant, the Funds may also enter into private contracts to purchase or sell foreign currencies at a future date ("forward contracts"). The Funds might also purchase exchange-listed and over-the-counter call and put options on foreign currencies. Over-the-counter currency options are generally less liquid than exchange-listed options, and will be treated as illiquid assets. The Funds may not be able to dispose of over-the-counter options readily.

  Foreign currency transactions involve costs and may result in losses.

SWAP TRANSACTIONS

  The Funds may enter into interest rate or currency swaps. The Funds will enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities a Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies. The Fund will maintain liquid assets in a segregated custodial account to cover its current obligations under swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which the Fund and a swap counterparty enter as principals, the Fund may experience a loss or delay in recovering assets if the counterparty were to default on its obligations.

OPTIONS AND FUTURES TRANSACTIONS

  The Funds may buy, sell or write options on securities, securities indexes, currencies or futures contracts and may buy and sell futures contracts on securities, securities indexes or currencies. The Funds may engage in these transactions either for the purpose of enhancing investment return, or to hedge against changes in the value of other assets that the Funds own or intend to acquire. Options and futures fall into the broad category of financial instruments known as "derivatives" and involve special risks. Use of options or futures for other than hedging purposes may be considered a speculative activity, involving greater risks than are involved in hedging.

  Options can generally be classified as either "call" or "put" options. There are two parties to a typical options transaction: the "writer" and the

"buyer." A call option gives the buyer the right to buy a security or other asset (such as an amount of currency or a futures contract) from, and a put option gives the buyer the right to sell a security or other asset to, the option writer at a specified price, on or before a specified date. The buyer of an option pays a premium when purchasing the option, which reduces the return on the underlying security or other asset if the option is exercised, and results in a loss if the option expires unexercised. The writer of an option receives a premium from writing an option, which may increase its return if the option expires or is closed out at a profit. If a Fund as the writer of an option is unable to close out an unexpired option, it must continue to hold the underlying security or other asset until the option expires, to "cover" its obligation under the option.

  A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of the type of instrument or cash at the time and in the amount specified in the contract. Although many futures contracts call for the delivery (or acceptance) of the specified instrument, futures are usually closed out before the settlement date through the purchase (or sale) of a comparable contract. If the price of the sale of the futures contract by a Fund exceeds (or is less than) the price of the offsetting purchase, the Fund will realize a gain (or loss).

  The value of options purchased by a Fund and futures contracts held by a Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in a Fund's portfolio. All transactions in options and futures involve the possible risk of loss to the Fund of all or a significant part of the value of its investment. In some cases, the risk of loss may exceed the amount of the Fund's investment. When a Fund writes a call option or sells a futures contract without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. The Fund will be required, however, to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy its obligations under options and futures contracts.

  The successful use of options and futures will usually depend on Loomis Sayles' ability to forecast stock market, currency or other financial market movements correctly. The Fund's ability to hedge against adverse changes in the value of securities held in its portfolio through options and futures also depends on the degree of correlation between changes in the value of futures or options positions and changes in the values of the portfolio securities. The successful use of futures and exchange traded options also depends on the availability of a liquid secondary market to enable a Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time. In the case of options that are not traded on an exchange ("over-the-counter" options), a Fund is at risk that the other party to the transaction will default on its obligations, or will not permit a Fund to terminate the transaction before its scheduled maturity. As a result of these characteristics, each Fund will treat most over-the-counter options (and the assets it segregates to cover its obligations thereunder) as illiquid.

  The options and futures markets of foreign countries are small compared to those of the United States and consequently are characterized in most cases by less liquidity than are the U.S. markets. In addition, foreign markets may be subject to less detailed reporting requirements and regulatory controls than U.S. markets. Furthermore, investments in options in foreign markets are subject to many of the same risks as other foreign investments. See "Foreign Securities" above.

REPURCHASE AGREEMENTS

  Each Fund may invest in repurchase agreements. In repurchase agreements, a Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. Such transactions afford an opportunity for a Fund to earn a return on available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligations to repurchase.

SECURITIES LENDING

  The Intermediate Maturity Bond and Investment Grade Bond Funds may lend their portfolio securities to broker-dealers or other parties under contracts calling for the deposit by the borrower with the Fund's custodian of cash collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Fund will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments. No loans will be made if, as a result, the aggregate amount of such loans outstanding at any time would exceed 33 1/3% of the Fund's total assets (taken at current value). Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so that the securities may be voted by the Fund. The Fund pays various fees in connection with such loans, including shipping fees and reasonable custodial or placement fees.

  Securities loans must be fully collateralized at all times, but involve some credit risk to the Fund if the borrower defaults on its obligation and the Fund is delayed or prevented from recovering the collateral.

YEAR 2000

  Many computer software systems in use today cannot properly process date-related information from and after January 1, 2000. Should any of the computer systems employed by the Funds' major service providers fail to process this type of information properly, that could have a negative impact on the Funds' operations and the services that are provided to the Funds' shareholders. Loomis Sayles and the Distributor have each advised the Funds that they are reviewing all of their computer systems with the goal of modifying or replacing such systems prior to January 1, 2000, to the extent necessary to foreclose any such negative impact. In addition, Loomis Sayles has been advised by the Funds' custodian that it is also in the process of reviewing its systems with the same goal. As of the date of this prospectus, the Funds and Loomis Sayles have no reason to believe that these goals will not be achieved. Similarly, the values of certain of the portfolio securities held by the Funds may be adversely affected by the inability of the securities' issuers or of third parties to process this type of information properly.

                         THE FUNDS' INVESTMENT ADVISER

  The Funds' investment adviser is Loomis Sayles, One Financial Center, Boston, Massachusetts 02111. Founded in 1926, Loomis Sayles is one of the country's oldest and largest investment firms. The general partner of Loomis Sayles is a special purpose corporation that is an indirect wholly-owned subsidiary of Nvest Companies, L.P. ("Nvest Companies"). Nvest Companies' managing general partner, Nvest Corporation, is a direct wholly-owned subsidiary of Metropolitan Life Insurance Company ("Met Life"), a mutual life insurance company. Nvest Companies' advising general partner, Nvest, L.P., is a publicly traded company listed on the New York Stock Exchange. Nvest Corporation is the sole general partner of Nvest L.P.

  In addition to selecting and reviewing the Funds' investments, Loomis Sayles provides executive and other personnel for the management of the Funds. The Funds' board of trustees supervises Loomis Sayles' conduct of the affairs of the Funds.

  As of October 31, 1998, Charles Schwab & Co. Inc. owned 48%, 40%, 55%, 27%, and 21% of the Bond Fund, Global Bond Fund, Intermediate Maturity Bond Fund, Investment Grade Bond Fund and Short-Term Bond Fund, respectively. As of October 31, 1998, Fleet National Bank, Norwest Bank and San Diego Transit Pension Plan owned 13%, 16%, and 8% of the Global Bond Fund, respectively. As of October 31, 1998, Hawaii Sheet Metal Workers Health & Welfare Fund and Pomona College owned 26% and 7% of the Intermediate Maturity Bond Fund, respectively. As of October 31, 1998, Loomis Sayles & Company, L.P. owned 26% of the Investment Grade Bond Fund, respectively. As of October 31, 1998, John
W. George, Jr. Trust and Anna A. Morris Trust owned 20% and 14% of the Municipal Bond Fund, respectively. As of October 31, 1998, John W. George, Jr. Trust, NFSC, and PAMCAH-UA Local 675 owned 6%, 14%, and 8% of the Short-Term Bond Fund, respectively.

Shareholders holding more than 25% of a Fund's shares may be deemed to control the relevant Fund.

  Daniel J. Fuss, President of the Trust and Executive Vice President of Loomis Sayles, has served as the portfolio manager of the Bond Fund since its commencement of investment operations in 1991 and as the portfolio manager of the Investment Grade Bond Fund since its commencement of investment operations in 1997. Kathleen C. Gaffney, Vice President of the Trust and Loomis Sayles, has served as associate portfolio manager of the Bond Fund since October 1997.
E. John deBeer, Vice President of the Trust and of Loomis Sayles, has served as the portfolio manager of the Global Bond Fund since its commencement of investment operations in 1991. Anthony J. Wilkins, Vice President of the Trust and of Loomis Sayles, has served as the portfolio manager of the Intermediate Maturity Bond Fund since its commencement of investment operations in 1997. Martha F. Hodgman, Vice President of the Trust and of Loomis Sayles, has served as the portfolio manager of the Municipal Bond Fund since May 1993. John Hyll, Vice President of the Trust and of Loomis Sayles, has served as the portfolio manager of the Short-Term Bond Fund since its commencement of investment operations in 1992. Curt A. Mitchell, Vice President of Loomis Sayles, has served as portfolio manager of the Short-Term Bond Fund since October 1998. Each of the foregoing, except Mr. Mitchell, has been employed by Loomis Sayles for at least five years. Before joining Loomis Sayles in 1995, Mr. Mitchell was a portfolio manager at Firstar Research & Management Company.

                                 FUND EXPENSES

  Each Fund pays Loomis Sayles a monthly investment advisory fee at the following annual percentage rates of the Fund's average daily net assets:

   FUND                                                                     RATE
   ----                                                                     ----
   Bond.................................................................... .60%
   Global Bond............................................................. .60%
   Intermediate Maturity Bond.............................................. .40%
   Investment Grade Bond................................................... .40%
   Municipal Bond.......................................................... .40%
   Short-Term Bond......................................................... .25%

  In addition to the investment advisory fee, each Fund pays all expenses not expressly assumed by Loomis Sayles, including taxes, brokerage commissions, fees and expenses of the registering or qualifying the Fund's shares under federal and state securities laws, fees of the Fund's custodian, transfer agent, independent accountants and legal counsel, expenses of shareholders' and trustees' meetings, expenses of preparing, printing and mailing prospectuses to shareholders and fees of trustees who are not directors, officers or employees of Loomis Sayles or its affiliated companies.

  Loomis Sayles has voluntarily agreed, for an indefinite period, to reduce its advisory fees and/or bear other Fund expenses to the extent necessary to limit Fund total annual operating expenses of the Institutional Class shares of each Fund to the following annual percentage rate of the Fund's average net assets:

   FUND                                                                     RATE
   ----                                                                     ----
   Bond.................................................................... .75%
   Global Bond............................................................. .90%
   Intermediate Maturity Bond.............................................. .55%
   Investment Grade Bond................................................... .55%
   Municipal Bond.......................................................... .60%
   Short-Term Bond......................................................... .50%

  Loomis Sayles may change or terminate these voluntary arrangements at any time, but the Funds' Prospectus would be supplemented to describe the change.

  Loomis Sayles may pay certain broker-dealers and financial intermediaries whose customers own shares of the Funds a continuing fee in an amount of up to
 .25% annually of the value of Fund shares held for those customers' accounts. These fees are paid by Loomis Sayles out of its own assets and are not assessed against the Funds.

                            PORTFOLIO TRANSACTIONS

  Portfolio turnover considerations will not limit Loomis Sayles' investment discretion in managing the Funds' assets. The Funds anticipate that their portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions. High portfolio turnover may involve higher costs and higher levels of taxable gains.

                            HOW TO PURCHASE SHARES

  An investor may make an initial purchase of shares of any Fund by submitting a completed application form and payment to:

      Boston Financial Data Services
      P.O. Box 8314
      Boston, Massachusetts 02266-8314
      Attn: Loomis Sayles Funds

  The minimum initial investment for the Institutional Class of shares of the Loomis Sayles Bond Fund is $25,000. The minimum initial investment for the Institutional Class of each other Fund's shares is $1 million in that Fund. A

$2,500 minimum investment applies to the current and retired trustees of the Trust, investment advisory clients of Loomis Sayles (and their directors, officers and employees), and current and retired employees of Loomis Sayles and the parents, spouses and children of the foregoing. The minimum investment may be waived in whole or in part by Loomis Sayles in its sole discretion. Subsequent investments must be at least $50.

  Shares of any Fund may be purchased by (i) cash, (ii) exchanging Institutional Class shares of any Fund (or any other series of Loomis Sayles Funds), provided the value of the shares exchanged meets the investment minimum of the Fund into which the exchange is made, (iii) exchanging securities on deposit with a custodian acceptable to Loomis Sayles or (iv) a combination of such securities and cash. Loomis Sayles will not approve the acceptance of securities in exchange for shares of any Fund unless (1) Loomis Sayles, in its sole discretion, believes the securities are appropriate investments for the Fund; (2) the investor represents and agrees that all securities offered to the Fund can be resold by the Fund without restriction under the Securities Act of 1933, as amended (the "Securities Act") or otherwise; and (3) the securities are eligible to be acquired under the Fund's investment policies and restrictions. No investor owning 5% or more of a Fund's shares may purchase additional shares of that Fund by exchange of securities.

  In all cases Loomis Sayles reserves the right to reject any securities that are proposed for exchange. Securities accepted by Loomis Sayles in exchange for Fund shares will be valued in the same manner as the Fund's assets as described below as of the time of the Fund's next determination of net asset value after such acceptance. All dividends and subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor from the issuer. A gain or loss for federal income tax purposes would be realized upon the exchange by an investor that is subject to federal income taxation, depending upon the investor's basis in the securities tendered. An investor who wishes to purchase shares by exchanging securities should obtain instructions by calling 800-633-3330, option 5.

  All purchases made by check should be in U.S. dollars and made payable to State Street Bank and Trust Company. Third party checks will not be accepted. When purchases are made by check or periodic account investment, redemption will not be allowed until the investment being redeemed has been in the account for 15 calendar days.

  Upon acceptance of an investor's order, BFDS opens an account, applies the payment to the purchase of full and fractional Fund shares and mails a statement of the account confirming the transaction.

  After an account has been established, an investor may send subsequent investments at any time directly to BFDS at the above address. The remittance must be accompanied by either the account identification slip detached from a statement of account or a note containing sufficient information to identify the account, i.e., the Fund name and the investor's account number or name and social security number.

  Subsequent investments can also be made by federal funds wire. Investors should instruct their banks to wire federal funds to State Street Bank and Trust Company, ABA #011000028. The text of the wire should read as follows:
"$    amount, STATE STREET BOS ATTN Mutual Funds. Credit Fund (Fund Name and
Institutional Class), DDA #9904-622-9, Account Name, Account Number." A bank may charge a fee for transmitting funds by wire.

  Each Fund and the Distributor reserve the right to reject any purchase order, including orders in connection with exchanges, for any reason which the Fund or the Distributor in its sole discretion deems appropriate. Although the Funds do not presently anticipate that they will do so, each Fund reserves the right to suspend or change the terms of the offering of its shares.

  The price an investor pays will be the per share net asset value next calculated after a proper investment order is received by the Trust's transfer or other agent or subagent. Shares of each Fund are sold with no sales charge. The net asset value of each Fund's shares is calculated once daily as of the close of regular trading on the New York Stock Exchange on each day the Exchange is open for trading, by dividing the Fund's net assets by the number of shares outstanding. Portfolio securities are valued at their market value as more fully described in the Statement of Additional Information.

  The Distributor may accept telephone orders from broker-dealers who have been previously approved by the Distributor. It is the responsibility of such broker-dealers to promptly forward purchase or redemption orders to the Distributor. Although there is no sales charge imposed by the Fund or the Distributor, broker-dealers may charge the investor a transaction-based fee or other fee for their services at either the time of purchase or the time of redemption. Such charges may vary among broker-dealers but in all cases will be retained by the broker-dealer and not remitted to the Fund.

  Each Fund, except for the Municipal Bond Fund, also offers a Retail Class of shares that has a $25,000, minimum investment for certain categories of investors, is offered through intermediaries and bears higher expenses. Because of its lower expenses, the Institutional Class of shares of each Fund is expected to have a higher total return than the Retail Class of shares.

  The Loomis Sayles Bond Fund also offers an Admin Class of shares that is offered exclusively through intermediaries, who will be the record owners of the shares. Because of its lower expenses, the Institutional Class of shares of the Loomis Sayles Bond Fund is expected to have a higher total return than the Admin Class of shares.

                             SHAREHOLDER SERVICES

  The Funds offer the following shareholder services, which are more fully described in the Statement of Additional Information. Explanations and forms are available from BFDS. Telephone redemption and exchange privileges will be established automatically when an investor opens an account unless an investor elects on the application to decline the privileges. Other privileges must be specifically elected. A signature guarantee will be required to establish a privilege after an account is opened.

  FREE EXCHANGE PRIVILEGE. The Institutional Class shares of any Fund may be exchanged for Institutional Class shares of any other Fund (or any other fund that is a series of Loomis Sayles Funds and that offers Institutional Class shares) or for shares of certain money market funds advised by New England Funds Management, L.P., an affiliate of Loomis Sayles, provided the value of the shares exchanged meets the investment minimum of that Fund and, in the case of the Loomis Sayles High Yield Fund and Loomis Sayles U.S. Government Securities Fund, Loomis Sayles has approved the exchange of shares. Exchanges may be made by written instructions or by telephone, unless an investor elected on the application to decline telephone exchange privileges. The exchange privilege should not be viewed as a means for taking advantage of short-term swings in the market, and the Funds reserve the right to terminate or limit the privilege of any shareholder who makes more than four exchanges in any calendar year. The Funds may terminate or change the terms of the exchange privilege at any time, upon 60 days' notice to shareholders. An exchange is a taxable event for federal income tax purposes in which a gain or loss would be realized by an investor that is subject to federal income taxation.

  RETIREMENT PLANS. The Funds' shares may be purchased by all types of tax-deferred retirement plans. Loomis Sayles makes available retirement plan forms for IRAs.

  SYSTEMATIC WITHDRAWAL PLAN. If the value of an account is at least $25,000, an investor may have periodic cash withdrawals automatically paid to the investor or any person designated by the investor.

  AUTOMATIC INVESTMENT PLAN. Voluntary monthly investments of at least $50 may be made automatically by pre-authorized withdrawals from an investor's checking account.

                             HOW TO REDEEM SHARES

  An investor can redeem shares by sending a written request to Boston Financial Data Services, Inc., P.O. Box 8314, Boston, Massachusetts 02266. Proceeds from a written request may be sent to the investor in the form of a check. As described below, an investor may also redeem shares by calling BFDS at 800-626-9390. Proceeds resulting from a telephone redemption request can be wired to an investor's bank account or sent by check in the name of the registered owners to their record address.

  The written request must include the name of the Fund, the account number, the exact name(s) in which the shares are registered, and the number of shares or the dollar amount to be redeemed. All owners of the shares must sign the request in the exact names in which the shares are registered (this appears on an investor's confirmation statement) and should indicate any special capacity in which they are signing (such as trustee or custodian or on behalf of a partnership, corporation or other entity). Shareholders requesting that redemption proceeds be wired to their bank accounts must provide specific wire instructions.

  If (1) an investor is redeeming shares worth more than $50,000, (2) an investor is requesting that the proceeds check be made out to someone other than the registered owners or be sent to an address other than the record address, (3) the account registration has changed within the last 30 days or
(4) an investor is instructing us to wire the proceeds to a bank account not designated on the application, the investor must have his or her signature guaranteed by an eligible guarantor. This requirement may be waived by Loomis Sayles in its sole discretion. Eligible guarantors include commercial banks, trust companies, savings associations, credit unions and brokerage firms that are members of domestic securities exchanges. Before submitting the redemption request, an investor should verify with the guarantor institution that it is an eligible guarantor. Signature guarantees by notaries public are not acceptable.

  When an investor telephones a redemption request, the proceeds are wired to the bank account previously chosen by the investor. A wire fee (currently $5) will be deducted from the proceeds. A telephonic redemption request must be received by BFDS prior to the close of regular trading on the New York Stock Exchange. If an investor telephones a request to BFDS after the Exchange closes or on a day when the Exchange is not open for business, BFDS cannot accept the request and a new one will be necessary.

  If an investor decides to change the bank account to which proceeds are to be wired, the investor must send in this change in writing with a signature guarantee. Telephonic redemptions may only be made if the investor's bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. Unless an investor indicates otherwise on the account application, BFDS will be authorized to act upon redemption and exchange instructions received by telephone from the investor or any person claiming to act as the investor's representative who can provide BFDS with the investor's account registration and address as it appears on the records of State Street Bank. BFDS will employ these or other reasonable procedures to confirm that instructions communicated by telephone are genuine; the Fund, State Street Bank, BFDS, the Distributor and Loomis Sayles will not be liable for any losses due to unauthorized or fraudulent instructions if these or other reasonable procedures are followed. For information, consult BFDS. In times of heavy market activity, an investor who encounters difficulty in placing a redemption or exchange order by telephone may wish to place the order by mail as described above.

  The redemption price will be the net asset value per share next determined after the redemption request and any necessary special documentation are received by BFDS in proper form.

  Proceeds resulting from a written redemption request will normally be mailed to an investor within seven days after receipt of the investor's request in good order. Telephonic redemption proceeds will normally be wired to an investor's bank on the first business day following receipt of a proper redemption request. If an investor purchased shares by check and the check was deposited less than 15 days prior to the redemption request, the Fund may withhold redemption proceeds until the check has cleared.

  The Fund may suspend the right of redemption and may postpone payment for more than seven days when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by the SEC for the protection of investors.

                    CALCULATION OF PERFORMANCE INFORMATION

  The Funds' investment performance may from time to time be included in advertisements about the Funds. "Yield" for each class of shares is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share of the class on the last day of that period.

  For purposes of calculating yield, net investment income is calculated in accordance with SEC regulations and may differ from net investment income as determined for financial reporting purposes. SEC regulations require that net investment income be calculated on a "yield-to-maturity" basis, which has the effect of amortizing any premiums or discounts in the current market value of fixed income securities. The current dividend rate is based on net investment income as determined for tax purposes, which may not reflect amortization in the same manner.

  "Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in a Fund. Total return may also be presented for other periods.

                DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES

  The Bond, Investment Grade Bond, and Intermediate Maturity Bond Funds declare and pay dividends quarterly; the Global Bond Fund declares and pays its net investment income to shareholders as dividends annually; the Municipal Bond and Short-Term Bond Funds declare dividends daily and makes payments monthly. Each Fund also distributes all of its net capital gains realized from the sale of portfolio securities. Any capital gain distributions are normally made annually, but may, to the extent permitted by law, be made more frequently as deemed advisable by the trustees of the Trust. The Trust's trustees may change the frequency with which the Funds declare or pay dividends.

  Dividends and capital gain distributions will automatically be reinvested in additional shares of the same Fund unless an investor has elected to receive cash.

  Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As such, so long as a Fund distributes substantially all its net investment income and net capital gains to its shareholders, the Fund itself does not pay any federal income tax to the extent such income and gains are so distributed.

  Except in the case of income dividends from tax exempt bond interest paid by the Municipal Bond Fund (see below), an investor's income dividends and short-term capital gain distributions are taxable as ordinary income whether distributed in cash or additional shares. Distributions designated by a Fund as deriving from net gains on securities held for more than one year will be taxable as such (generally at a 20% rate for noncorporate shareholders) whether distributed in cash or additional shares and regardless of how long an investor has owned shares of the Fund.

  A dividend or distribution made shortly after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him or her as described above. If a shareholder held shares six months or less and during that period received a distribution of net capital gains, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.

  Each Fund (except the Municipal Bond Fund in the case of designated exempt-interest dividends, as described below) is required to withhold 31% of any redemption proceeds (including the value of shares exchanged) and all income dividends and capital gain distributions it pays (1) if an investor does not provide a correct, certified taxpayer identification number, (2) if the Fund is notified that an investor has underreported income in the past, or (3) if an investor fails to certify to the Fund that he or she is not subject to such withholding.

  Dividends derived from interest on U.S. Government Securities may be exempt from state and local taxes.

  State Street Bank will send investors and the IRS an annual statement detailing federal tax information, including information about dividends and distributions paid during the preceding year. An investor should keep this statement as a permanent record. A fee may be charged for any duplicate information requested.

MUNICIPAL BOND FUND

  Certain designated dividends paid by the Municipal Bond Fund that are derived from interest on tax exempt bonds ("exempt-interest dividends") may be excluded from gross income on federal tax returns. However, if an investor receives social security or railroad retirement benefits, the investor may be taxed on a portion of those benefits as a result of receiving tax exempt income. Also, tax exempt income may be taken into account for the federal alternative minimum tax.

  An investor's income dividends and short-term capital gain distributions (that is, net gains from securities held for not more than a year) are taxable as ordinary income whether distributed in cash or additional shares. Distributions designated by a Fund as deriving from net gains on securities held for more than one year will be taxable as such whether distributed in cash or additional shares and regardless of how long an investor has owned shares of the Fund.

  If at least 95% of the Fund's dividends are designated as exempt-interest dividends, federal back-up withholding rules do not apply with respect to such dividends.

  The federal exemption for exempt-interest dividends does not result in exemption from state and local taxes. Distributions of exempt-interest dividends may be exempt from local and state taxation to the extent they are derived from the state or locality in which the investor resides. The Fund will report annually on a state-by-state basis the source of income the Fund received on tax exempt bonds that was paid out as dividends during the preceding year.

NOTE: The foregoing summarizes certain tax consequences of investing in the Funds. Before investing, an investor should consult his or her own tax adviser for more information concerning the federal, foreign, state and local tax consequences of investing in, redeeming or exchanging Fund shares.

                                                                     APPENDIX A

                    DESCRIPTION OF BOND RATINGS ASSIGNED BY
                             STANDARD & POOR'S AND
                        MOODY'S INVESTORS SERVICE, INC.

STANDARD & POOR'S

                                      AAA

  This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                                      AA

  Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

                                       A

  Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

                                      BBB

  Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

                                BB, B, CCC, CC

  Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                                       C

  The rating C is reserved for income bonds on which no interest is being paid.

                                       D

  Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

                                       R

  This symbol is attached to the ratings of instruments with significant noncredit risks such as risks to principal or volatility of expected returns.

  Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC.

                                      AAA

  Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                      AA

  Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

                                       A

  Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

                                      BAA

  Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

                                      BA

  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                       B

  Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                      CAA

  Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                      CA

  Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                                       C

  Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Should no rating be assigned by Moody's, the reason may be one of the following:

 1. An application for rating was not received or accepted.

 2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

 3. There is a lack of essential data pertaining to the issue or issuer.

 4. The issue was privately placed in which case the rating is not published in Moody's publications.

  Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

INVESTMENT ADVISER Loomis, Sayles &
Company, L.P. One Financial Center Boston,
Massachusetts 02111

DISTRIBUTOR Loomis Sayles Distributors,
L.P. One Financial Center Boston,
Massachusetts 02111

TRANSFER AND DIVIDEND PAYING AGENT AND
CUSTODIAN OF ASSETS State Street Bank and
Trust Company Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT FOR STATE
STREET BANK AND TRUST COMPANY Boston
Financial Data Services, Inc. P.O. Box 8314
Boston, Massachusetts 02266

LEGAL COUNSEL Ropes & Gray One
International Place Boston, Massachusetts
02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP One Post Office
Square Boston, Massachusetts 02109

[LOGO OF LOOMIS SAYLES APPEARS HERE]

 One Financial Center . Boston, Massachusetts 02111 . (800) 633-3330

THE LOOMIS SAYLES FUNDS--EQUITY FUNDS

 INSTITUTIONAL CLASS SHARES OF:

    LOOMIS SAYLES CORE VALUE FUND

    LOOMIS SAYLES INTERNATIONAL EQUITY FUND
    LOOMIS SAYLES MID-CAP GROWTH FUND
    LOOMIS SAYLES MID-CAP VALUE FUND
    LOOMIS SAYLES SMALL CAP GROWTH FUND
    LOOMIS SAYLES SMALL CAP VALUE FUND
    LOOMIS SAYLES STRATEGIC VALUE FUND
    LOOMIS SAYLES WORLDWIDE FUND

PROSPECTUS                                                 JANUARY 1, 1999

THE LOOMIS SAYLES FUNDS--EQUITY FUNDS

  Loomis Sayles Core Value Fund, Loomis Sayles International Equity Fund, Loo-mis Sayles Mid-Cap Growth Fund, Loomis Sayles Mid-Cap Value Fund, Loomis Sayles Small Cap Growth Fund, Loomis Sayles Small Cap Value Fund, Loomis Sayles Strategic Value Fund, and Loomis Sayles Worldwide Fund (the "Funds" and each a "Fund"), each a series of Loomis Sayles Funds, are separately managed, no-load mutual funds and each Fund has its own investment objective and poli-cies. Loomis, Sayles & Company, L.P. ("Loomis Sayles") is the investment ad-viser of each Fund.

  The Funds offer two classes of shares: an Institutional Class that is de-scribed in this Prospectus and a Retail Class, which generally has a lower minimum investment and bears higher expenses, that is described in a separate prospectus. The Loomis Sayles Small Cap Value Fund also offers a third class of shares: an Admin Class, bearing higher expenses than the Institutional or Retail Class, that is described in a separate prospectus. This Prospectus con-cisely describes the information that an investor should know before investing in the Institutional Class shares of any Fund. Please read it carefully and keep it for future reference. A Statement of Additional Information (SAI) dated January 1, 1999, as revised from time to time, is available free of charge; write to Loomis Sayles Distributors, L.P. (the "Distributor"), One Fi-nancial Center, Boston, Massachusetts 02111 or telephone 800-633-3330. The SAI, which contains more detailed information about the Funds, has been filed with the Securities and Exchange Commission (the "SEC") and is available along with other related materials on the SEC's Internet Website (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). To obtain more information about the Retail Class or Admin Class of shares, please call the Distributor toll-free at 800-633-3330, contact your financial intermediary, or visit our Internet Website at (http://www.loomissayles.com).

  For information about:                    For all other information about
   .  Establishing an account               the Funds:
   .  Account procedures and status         CALL 800-633-3330
   .  Exchanges
   .  Shareholder services
  CALL 800-626-9390

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
SUMMARY OF EXPENSES.......................................................   3
FINANCIAL HIGHLIGHTS......................................................   5
THE TRUST.................................................................  13
INVESTMENT OBJECTIVES AND POLICIES........................................  13
MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS AND RISK CONSIDERATIONS.....  16
THE FUNDS' INVESTMENT ADVISER.............................................  23
FUND EXPENSES.............................................................  25
PORTFOLIO TRANSACTIONS....................................................  26
HOW TO PURCHASE SHARES....................................................  26
SHAREHOLDER SERVICES......................................................  28
HOW TO REDEEM SHARES......................................................  29
CALCULATION OF PERFORMANCE INFORMATION....................................  31
DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES...........................  31

                              SUMMARY OF EXPENSES
           (FOR AN INSTITUTIONAL CLASS SHARE OF EACH INDICATED FUND)

  The following information is provided as an aid in understanding the various expenses that an investor in a Fund will bear indirectly. The information below is based on expenses for the Funds' most recent fiscal year, and should not be considered a representation of past or future expenses, as actual expenses may be greater or less than those shown. Also, the 5% annual return assumed in the Example should not be considered a representation of investment performance, as actual performance will vary.

                                      CORE   INTERNATIONAL MID-CAP    MID-CAP
                                      VALUE     EQUITY     GROWTH      VALUE
                                      FUND       FUND       FUND       FUND
                                      -----  ------------- -------    -------
Shareholder Transaction Expenses:
 Maximum Sales Load Imposed on
  Purchases (as % of offering
  price)............................  none       none       none       none
 Maximum Sales Load Imposed on
  Reinvested Dividends (as % of
  offering price)...................  none       none       none       none
 Maximum Deferred Sales Load (as %
  of original purchase price or
  redemption proceeds)..............  none       none       none       none
 Redemption Fees/1.............../..  none       none       none       none
 Exchange Fees......................  none       none       none       none
Annual Fund Operating Expenses (as a
 percentage of average net assets):
 Management Fees....................   .50%       .75%       .75%       .75%
 12b-1 Fees.........................  none       none       none       none
 Other Operating Expenses (after
  expense reimbursements where
  indicated)........................   .29%       .25%/2/    .25%/2/    .25%/2/
 Total Fund Operating Expenses
  (after expense reimbursements
  where indicated)..................   .79%      1.00%/2/   1.00%/2/   1.00%/2/
Example:
An investor would pay the following
 expenses on a $1,000 investment
 assuming a 5% annual return (with
 or without a redemption at the end
 of each time period):
 One Year...........................  $  8       $ 10       $ 10       $ 10
 Three Years........................  $ 25       $ 32       $ 32       $ 32
 Five Years.........................  $ 44       $ 55       $ 55       $ 55
 Ten Years..........................  $ 98       $122       $122       $122

                                       SMALL       SMALL   STRATEGIC
                                     CAP GROWTH  CAP VALUE   VALUE     WORLDWIDE
                                        FUND       FUND      FUND        FUND
                                     ----------  --------- ---------   ---------
Shareholder Transaction Expenses:
 Maximum Sales Load Imposed on
  Purchases
  (as % of offering price).........     none       none      none        none
 Maximum Sales Load Imposed on
  Reinvested Dividends (as % of
  offering price)..................     none       none      none        none
 Maximum Deferred Sales Load (as %
  of original purchase price or
  redemption proceeds).............     none       none      none        none
 Redemption Fees/1............../..     none       none      none        none
 Exchange Fees.....................     none       none      none        none
Annual Fund Operating Expenses (as
 a percentage of average net
 assets):
 Management Fees...................      .75%       .75%      .50%        .75%
 12b-1 Fees........................     none       none      none        none
 Other Operating Expenses (after
  expense reimbursements where
  indicated).......................      .25%/2/    .17%      .50%/2/     .25%/2/
 Total Fund Operating Expenses
  (after expense reimbursements
  where indicated).................     1.00%/2/    .92%     1.00%/2/    1.00%/2/
Example:
An investor would pay the following
 expenses on a $1,000 investment
 assuming a 5% annual return (with
 or without a redemption at the end
 of each time period):
 One Year..........................     $ 10       $  9      $ 10        $ 10
 Three Years.......................     $ 32       $ 29      $ 32        $ 32
 Five Years........................     $ 55       $ 51      $ 55        $ 55
 Ten Years.........................     $122       $113      $122        $122

-----------
/1/A $5 charge applies to any wire transfer of redemption proceeds from any Fund.

/2/Loomis Sayles has voluntarily agreed, for an indefinite period, to limit the Funds' Total Operating Expenses to the percentages of net assets shown in the table. Without this agreement, Other Operating Expenses and Total Operating Expenses would have been 0.43% and, 1.18% respectively, for the International Equity Fund, 6.38% and 7.13%, respectively, for the Mid-Cap Growth Fund, 3.58% and 4.33% respectively, for the Mid-Cap Value Fund, 1.40% and 2.15%, respectively, for the Small Cap Growth Fund, 10.31% and 10.81%, respectively, for the Strategic Value Fund and 2.53% and 3.28%, respectively, for the Worldwide Fund. Other Operating Expenses and Total Operating Expenses for the Core Value Fund and the Small Cap Value Fund were unaffected by this Agreement.

                             FINANCIAL HIGHLIGHTS
     (FOR AN INSTITUTIONAL CLASS SHARE OF EACH INDICATED FUND OUTSTANDING
                       THROUGHOUT THE INDICATED PERIODS)

  The financial highlights tables that follow have been audited by PricewaterhouseCoopers LLP, independent accountants. The following information should be read in conjunction with the financial highlights, financial statements and the notes thereto contained in the Funds' 1998 Annual Report, which is incorporated by reference in this Prospectus and the Statement of Additional Information.

                                                      CORE VALUE FUND
                          -----------------------------------------------------------------------------
                           NINE MONTHS                                                         MAY 13**
                              ENDED                    YEAR ENDED DEC. 31,                        TO
                          SEPTEMBER 30,* ----------------------------------------------------  DEC. 31,
                               1998       1997     1996     1995     1994     1993     1992      1991
                          -------------- -------  -------  -------  -------  -------  -------  --------
Net asset value,
 beginning of period....     $ 17.64     $ 15.60  $ 14.57  $ 11.80  $ 12.49  $ 11.53  $ 10.54   $10.00
                             -------     -------  -------  -------  -------  -------  -------   ------
Income from investment
 operations--
 Net investment income
  (loss)................        0.18        0.18     0.22     0.23     0.15     0.13     0.13     0.12
 Net realized and
  unrealized gain (loss)
  on investments........       (0.97)       4.32     2.83     3.93    (0.26)    1.24     1.36     0.59
                             -------     -------  -------  -------  -------  -------  -------   ------
 Total from investment
  operations............       (0.79)       4.50     3.05     4.16    (0.11)    1.37     1.49     0.71
                             -------     -------  -------  -------  -------  -------  -------   ------
 Less distributions--
 Dividends from net
  investment income.....        0.00       (0.19)   (0.22)   (0.23)   (0.15)   (0.12)   (0.13)   (0.12)
 Distributions from net
  realized capital
  gains.................        0.00       (2.27)   (1.80)   (1.16)   (0.43)   (0.29)   (0.37)   (0.05)
                             -------     -------  -------  -------  -------  -------  -------   ------
 Total distributions....        0.00       (2.46)   (2.02)   (1.39)   (0.58)   (0.41)   (0.50)   (0.17)
                             -------     -------  -------  -------  -------  -------  -------   ------
Net asset value, end of
 period.................     $ 16.85     $ 17.64  $ 15.60  $ 14.57  $ 11.80  $ 12.49  $ 11.53   $10.54
                             =======     =======  =======  =======  =======  =======  =======   ======
Total return (%)***.....        (4.5)++     29.2     21.2     35.2     (0.9)    11.9     14.1      7.2
Net assets, end of
 period (000)...........     $66,928     $63,303  $43,715  $36,465  $25,946  $20,657  $12,279   $7,689
Ratio of operating
 expenses to average net
 assets (%)****.........        0.79+       0.84     1.13     1.20     1.33     1.50     1.50     1.50+
Ratio of net investment
 income to average net
 assets (%).............        1.36+       1.12     1.44     1.61     1.28     1.23     1.42     2.09+
Portfolio turnover rate
 (%)....................          49++        64       58       60       48       53       67       27
Without giving effect to
 voluntary expense
 limitations:
 The ratios of operating
  expenses to average
  net assets would have
  been (%)..............        0.79+       0.84     1.13     1.20     1.33     1.56     2.19     2.59+
 Net investment income
  per share would have
  been..................     $  0.18     $  0.18  $  0.22  $  0.23  $  0.15  $  0.12  $  0.07   $ 0.06

-----------

   *The Fund's fiscal year-end changed to September 30 from December 31.

  ** Commencement of investment operations.

 *** Total returns would have been lower had the adviser not reduced its advisory fee and/or borne other operating expenses.

**** The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses would have been higher.

   + Computed on an annualized basis.

  ++ Periods less than one year are not annualized.

                                                 INTERNATIONAL EQUITY FUND
                          -----------------------------------------------------------------------------
                           NINE MONTHS                                                         MAY 10**
                              ENDED                    YEAR ENDED DEC. 31,                        TO
                          SEPTEMBER 30*, ----------------------------------------------------  DEC. 31,
                               1998       1997     1996     1995     1994     1993     1992      1991
                          -------------- -------  -------  -------  -------  -------  -------  --------
Net asset value,
 beginning of period....     $ 11.30     $ 13.16  $ 11.65  $ 11.61  $ 12.90  $  9.64  $ 10.27   $10.00
                             -------     -------  -------  -------  -------  -------  -------   ------
Income from investment
 operations--
Net investment income
 (loss).................        0.14        0.15+    0.12     0.14     0.15     0.11     0.10     0.08
Net realized and
 unrealized gain (loss)
 on investments.........       (0.70)      (0.27)    2.01     0.87    (0.38)    3.61    (0.62)    0.29
                             -------     -------  -------  -------  -------  -------  -------   ------
 Total from investment
  operations............       (0.56)      (0.12)    2.13     1.01    (0.23)    3.72    (0.52)    0.37
                             -------     -------  -------  -------  -------  -------  -------   ------
Less distributions--
 Dividends from net
  investment income.....        0.00       (0.19)   (0.09)   (0.14)   (0.14)   (0.10)   (0.10)   (0.08)
 Distributions from net
  realized capital
  gains.................        0.00       (1.55)   (0.53)   (0.83)   (0.92)   (0.36)   (0.01)    0.00
 Distributions from
  capital...............        0.00        0.00     0.00     0.00     0.00     0.00     0.00    (0.02)
                             -------     -------  -------  -------  -------  -------  -------   ------
 Total distributions....        0.00       (1.74)   (0.62)   (0.97)   (1.06)   (0.46)   (0.11)   (0.10)
                             -------     -------  -------  -------  -------  -------  -------   ------
 Net asset value, end of
  period................     $ 10.74     $ 11.30  $ 13.16  $ 11.65  $ 11.61  $ 12.90  $  9.64   $10.27
                             =======     =======  =======  =======  =======  =======  =======   ======
Total return (%)***.....        (5.0)+++    (1.0)    18.3      8.7     (1.8)    38.5     (5.1)     3.7
Net assets, end of
 period (000)...........     $68,464     $82,188  $90,662  $79,488  $73,189  $56,560  $14,937   $6,916
Ratio of operating
 expenses to average net
 assets (%)****.........        1.00++      1.00     1.42     1.45     1.46     1.50     1.50     1.50++
Ratio of net investment
 income to average net
 assets (%).............        1.49++      1.12     0.96     1.16     1.30     1.20     1.64     1.55++
Portfolio turnover
 rate (%)...............          96+++      119      151      133      116      128      101      109
Without giving effect to
 voluntary expense
 limitations:
 The ratios of operating
  expenses to average
  net assets would have
  been (%)..............        1.18++      1.16     1.42     1.45     1.46     1.72     2.77     3.66++
 Net investment income
  per share would have
  been..................     $  0.12     $  0.13+ $  0.12  $  0.14  $  0.15  $  0.09  $  0.02   $(0.03)

-----------

   * The Fund's fiscal year-end changed to September 30 from December 31.

  ** Commencement of investment operations.

 *** Total returns would have been lower had the adviser not reduced its advisory fee and/or borne other operating expenses.

**** The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses would have been higher.
   + Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.
  ++ Computed on an annualized basis.

 +++ Periods less than one year are not annualized.

                                                           MID-CAP GROWTH FUND
                                                         -----------------------
                                                          NONE MONTHS   JAN 2**
                                                             ENDED         TO
                                                         SEPTEMBER 30*, DEC. 31,
                                                              1998        1997
                                                         -------------- --------
Net asset value, beginning of period...................      $11.49      $10.00
                                                             ------      ------
Income from investment operations--
Net investment income (loss)...........................       (0.03)      (0.03)
Net realized and unrealized gain (loss) on
 investments...........................................       (0.95)       2.26
                                                             ------      ------
 Total from investment operations......................       (0.98)       2.23
                                                             ------      ------
Less distributions--
 Distributions in excess of net investment income......        0.00       (0.12)
 Distributions from net realized capital gains.........        0.00       (0.62)
                                                             ------      ------
 Total distributions...................................        0.00       (0.74)
                                                             ------      ------
 Net asset value, end of period........................      $10.51      $11.49
                                                             ======      ======
Total return (%)***....................................        (8.5)++     22.7
Net assets, end of period (000)........................      $2,073      $1,848
Ratio of operating expenses to average net assets
 (%)****...............................................        1.00+       1.00+
Ratio of net investment income to average net assets
 (%)...................................................       (0.35)+    (0.38)+
Portfolio turnover rate (%)............................          82++       174
Without giving effect to voluntary expense limitations:
 The ratios of operating expenses to average net assets
  would have been (%)..................................        7.13+       9.35+
 Net investment income per share would have been.......      $(0.50)     $(0.60)

-----------

   * The Fund's fiscal year-end changed to September 30 from December 31.

  ** Commencement of investment operations.

 *** Total returns would have been lower had the adviser not reduced its advisory fee and/or borne other operating expenses.

**** The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses would have been higher.
   + Computed on an annualized basis.

  ++ Periods less than one year are not annualized.

                                                          MID-CAP VALUE FUND
                                                      --------------------------
                                                       NINE MONTHS
                                                          ENDED      JAN. 2** TO
                                                      SEPTEMBER 30*,  DEC. 31,
                                                           1998         1997
                                                      -------------- -----------
Net asset value, beginning of period................      $11.53       $10.00
                                                          ------       ------
Income from investment operations--
Net investment income (loss)........................        0.02         0.07
Net realized and unrealized gain (loss) on
 investments........................................       (1.46)        2.54
                                                          ------       ------
 Total from investment operations...................       (1.44)        2.61
                                                          ------       ------
Less distributions--
 Dividends from net investment income...............        0.00        (0.14)
 Distributions from net realized capital gains......        0.00        (0.94)
                                                          ------       ------
 Total distributions................................        0.00        (1.08)
                                                          ------       ------
 Net asset value, end of period.....................      $10.09       $11.53
                                                          ======       ======
Total return (%)***.................................       (12.5)++      26.3
Net assets, end of period (000).....................      $3,291       $3,736
Ratio of operating expenses to average net assets
 (%)****............................................        1.00+        1.00+
Ratio of net investment income to average net assets
 (%)................................................        0.22+        0.74+
Portfolio turnover rate (%).........................         225++        130
Without giving effect to voluntary expense
 limitations:
 The ratios of operating expenses to average net
  assets would have been (%)........................        4.33+        6.65+
 Net investment income per share would have been....      $(0.29)      $(0.49)

-----------

   * The Fund's fiscal year-end changed to September 30 from December 31.

  ** Commencement of investment operations.

 *** Total returns would have been lower had the adviser not reduced its advisory fee and/or borne other operating expenses.

**** The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses would have been higher.
   + Computed on an annualized basis.

  ++ Periods less than one year are not annualized.

                                                       SMALL CAP GROWTH FUND
                                                      -----------------------
                                                       NINE MONTHS   JAN. 2**
                                                          ENDED         TO
                                                      SEPTEMBER 30*, DEC. 31,
                                                           1998        1997
                                                      -------------- --------
Net asset value, beginning of period................     $ 11.32      $10.00
                                                         -------      ------
Income from investment operations--
Net investment income (loss)........................       (0.02)      (0.07)***
Net realized and unrealized gain (loss) on
 investments........................................       (1.47)       1.99
                                                         -------      ------
 Total from investment operations...................       (1.49)       1.92
                                                         -------      ------
Less distributions--
 Distributions in excess of net investment income...        0.00       (0.01)
 Distributions in excess of net realized capital
  gains.............................................        0.00       (0.59)
                                                         -------      ------
 Total distributions................................        0.00       (0.60)
                                                         -------      ------
 Net asset value, end of period.....................     $  9.83      $11.32
                                                         =======      ======
Total return (%)****................................       (13.2)+++    19.4
Net assets, end of period (000).....................     $17,174      $3,893
Ratio of operating expenses to average net assets
 (%)+...............................................        1.00++      1.00++
Ratio of net investment income to average net assets
 (%)................................................       (0.53)++    (0.65)++
Portfolio turnover rate (%).........................         116+++      211
Without giving effect to voluntary expense
 limitations:
 The ratios of operating expenses to average net
  assets would have been (%)........................        2.15++      5.81++
 Net investment income per share would have been....     $ (0.07)     $(0.56)***

-----------

   * The Fund's fiscal year-end changed to September 30 from December 31.

  ** Commencement of investment operations.

 *** Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

**** Total returns would have been lower had the adviser not reduced its advisory fee and/or borne other operating expenses.
   + The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses would have been higher.
  ++ Computed on an annualized basis.

 +++ Periods less than one year are not annualized.

                                                    SMALL CAP VALUE FUND
                          -------------------------------------------------------------------------------
                           NINE MONTHS                                                           MAY 13**
                              ENDED                     YEAR ENDED DEC. 31,                         TO
                          SEPTEMBER 30*, ------------------------------------------------------  DEC. 31,
                               1998        1997      1996     1995     1994     1993     1992      1991
                          -------------- --------  --------  -------  -------  -------  -------  --------
Net asset value,
 beginning of period....     $  18.62    $  17.39  $  15.33  $ 12.86  $ 14.13  $ 12.88  $ 12.49  $ 10.00
                             --------    --------  --------  -------  -------  -------  -------  -------
Income from investment
 operations--
 Net investment income
  (loss)................         0.12        0.17      0.11     0.04    (0.04)    0.00    (0.06)   (0.01)
 Net realized and
  unrealized gain (loss)
  on investments........        (3.14)       4.26      4.47     4.06    (1.12)    3.15     1.67     3.03
                             --------    --------  --------  -------  -------  -------  -------  -------
 Total from investment
  operations............        (3.02)       4.43      4.58     4.10    (1.16)    3.15     1.61     3.02
                             --------    --------  --------  -------  -------  -------  -------  -------
Less distributions--
 Dividends from net
  investment income.....         0.00       (0.15)    (0.11)   (0.04)    0.00     0.00     0.00     0.00
 Distributions from net
  realized capital
  gains.................         0.00       (3.05)    (2.41)   (1.59)   (0.11)   (1.90)   (1.22)   (0.53)
                             --------    --------  --------  -------  -------  -------  -------  -------
 Total distributions....         0.00       (3.20)    (2.52)   (1.63)   (0.11)   (1.90)   (1.22)   (0.53)
                             --------    --------  --------  -------  -------  -------  -------  -------
Net asset value, end of
 period.................     $  15.60    $  18.62  $  17.39  $ 15.33  $ 12.86  $ 14.13  $ 12.88  $ 12.49
                             ========    ========  ========  =======  =======  =======  =======  =======
Total return (%)***.....        (16.2)++     26.0      30.4     32.1     (8.2)    24.7     13.1     30.5
Net assets, end of
 period (000)...........     $296,116    $245,177  $163,625  $90,455  $73,126  $67,553  $39,244  $14,581
Ratio of operating
 expenses to average net
 assets (%)****.........         0.92+       0.94      1.19     1.25     1.27     1.35     1.50     1.50+
Ratio of net investment
 income to average net
 assets (%).............         1.04+       0.97      0.80     0.29    (0.30)   (0.38)   (0.79)   (0.19)+
Portfolio turnover rate
 (%)....................           78++        94        73      155       87      106      109       56
Without giving effect to
 voluntary expense
 limitations:
 The ratios of operating
  expenses to average
  net assets would have
  been (%)..............         0.92+       0.94      1.19     1.25     1.27     1.35     1.66     2.43+
 Net investment income
  per share would have
  been..................     $   0.12    $   0.17  $   0.11  $  0.04  $ (0.04) $  0.00  $ (0.07) $ (0.06)

-----------

   * The Fund's fiscal year-end changed to September 30 from December 31.

  ** Commencement of investment operations.

 *** Total returns would have been lower had the adviser not reduced its advisory fee and/or borne other operating expenses.

**** The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses would have been higher.
   + Computed on an annualized basis.

  ++ Periods less than one year are not annualized.

                                                       STRATEGIC VALUE FUND
                                                     -------------------------
                                                      NINE MONTHS     JAN. 2**
                                                         ENDED           TO
                                                     SEPTEMBER 30*,   DEC. 31,
                                                          1998          1997
                                                     --------------   --------
Net asset value, beginning of period...............      $11.76       $ 10.00
                                                         ------       -------
Income from investment operations--
 Net investment income (loss)......................       (0.02)        (0.01)***
 Net realized and unrealized gain (loss) on
  investments......................................       (1.27)         1.98
                                                         ------       -------
 Total from investment operations..................       (1.29)         1.97
                                                         ------       -------
Less distributions--
 Distributions in excess of net investment income..        0.00         (0.21)
                                                         ------       -------
 Total distributions...............................        0.00         (0.21)
                                                         ------       -------
Net asset value, end of period.....................      $10.47       $ 11.76
                                                         ======       =======
Total return (%)****...............................       (11.0)+++      19.7
Net assets, end of period (000)....................      $  932          $965
Ratio of operating expenses to average net assets
 (%)+..............................................        1.00++        1.00++
Ratio of net investment income to average net
 assets (%)........................................       (0.22)++      (0.05)++
Portfolio turnover rate (%)........................          31+++         34
Without giving effect to voluntary expense
 limitations:
 The ratios of operating expenses to average net
  assets would have
  been (%).........................................       10.81++       16.55++
 Net investment income per share would have been...      $(0.97)      $ (1.76)***

-----------

   * The Fund's fiscal year-end changed to September 30 from December 31.

  ** Commencement of investment operations.

 *** Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

**** Total returns would have been lower had the adviser not reduced its advisory fee and/or borne other operating expenses.
   + The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses would have been higher.
  ++ Computed on an annualized basis.

 +++ Periods less than one year are not annualized.

                                                        WORLDWIDE FUND
                                               --------------------------------
                                                NINE MONTHS     YEAR   MAY 1**
                                                   ENDED       ENDED      TO
                                               SEPTEMBER 30*, DEC. 31, DEC. 31,
                                                    1998        1997     1996
                                               -------------- -------- --------
Net asset value, beginning of period.........       $9.86      $10.63  $ 10.00
                                                   ------      ------  -------
Income from investment operations--
 Net investment income (loss)................        0.33        0.47     0.30
 Net realized and unrealized gain (loss) on
  investments................................       (1.40)      (0.10)    0.63
                                                   ------      ------  -------
 Total from investment operations............       (1.07)       0.37     0.93
                                                   ------      ------  -------
Less distributions--
 Dividends from net investment income........        0.00       (0.47)   (0.30)
 Distributions from net realized capital
  gains......................................        0.00       (0.67)    0.00
                                                   ------      ------  -------
 Total distributions.........................        0.00       (1.14)   (0.30)
                                                   ------      ------  -------
Net asset value, end of period...............      $ 8.79      $ 9.86  $ 10.63
                                                   ======      ======  =======
Total return (%)***..........................       (10.9)++      3.5      9.2
Net assets, end of period (000)..............      $4,907      $5,597  $ 5,189
Ratio of operating expenses to average net
 assets (%)****..............................        1.00+       1.00     1.00+
Ratio of net investment income to average net
 assets (%)..................................        4.37+       3.89     4.62+
Portfolio turnover rate (%)..................          93++       134       76
Without giving effect to voluntary expense
 limitations:
 The ratios of operating expenses to average
  net assets would have been (%).............        3.28+       2.62     3.72+
 Net investment income per share would have
  been.......................................      $ 0.16      $ 0.27  $  0.13

-----------

   * The Fund's fiscal year-end changed to September 30 from December 31.

  ** Commencement of investment operations.

 *** Total returns would have been lower had the adviser not reduced its advisory fee and/or borne other operating expenses.

**** The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, the Fund's ratio of operating expenses would have been higher.
   + Computed on an annualized basis.

  ++ Periods less than one year are not annualized.

NOTE: Further information about each Fund's performance is contained in the Funds' annual report to shareholders, which may be obtained without charge.

                                   THE TRUST

  Each Fund is a series of Loomis Sayles Funds (the "Trust"). The Trust is a diversified open-end management investment company organized as a Massachusetts business trust on February 20, 1991. The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest in multiple series. Shares are freely transferable and entitle shareholders to receive dividends as determined by the Trust's board of trustees and to cast a vote for each share held at shareholder meetings. The Trust does not generally hold shareholder meetings and will do so only when required by law. Shareholders may call meetings to consider removal of the Trust's trustees.

                      INVESTMENT OBJECTIVES AND POLICIES

LOOMIS SAYLES CORE VALUE FUND

  The Fund's investment objective is long-term growth of capital and income.

  The Fund seeks to achieve its objective by investing substantially all of its assets in common stocks or their equivalent that Loomis Sayles considers to be undervalued in relation to the issuer's earnings, dividends, assets and growth prospects. The Fund may invest up to 20% of its total assets in securities of foreign issuers. The Fund may also engage in foreign currency hedging transactions, real estate investment trusts ("REITs") and Rule 144A securities.

LOOMIS SAYLES INTERNATIONAL EQUITY FUND

  The Fund's investment objective is high total investment return through a combination of capital appreciation and current income.

  The Fund seeks to achieve its objective by investing primarily in equity securities of companies organized or headquartered outside the United States. Under normal conditions the Fund will invest at least 65% of its total assets in equity securities of issuers from at least three countries outside the United States. For temporary defensive purposes, the Fund may invest as much as 100% of its total assets in issuers from one or two countries, which may include the United States. The Fund may also engage in foreign currency hedging transactions, options transactions, REITs and Rule 144A securities.

LOOMIS SAYLES MID-CAP GROWTH FUND

  The Fund's investment objective is long-term capital growth from investments in common stocks or their equivalent.

  The Fund seeks to achieve its objective by investing, under normal market conditions, at least 65% of its total assets in equity securities of companies with a market capitalization that falls within the capitalization range of companies included in the Standard & Poor's Mid-Cap 400 Index. Current income is not a consideration in selecting the Fund's investments. The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its total assets in the securities of issuers headquartered outside the United States or Canada. The Fund may also engage in foreign currency hedging transactions, options and futures transactions, securities lending, and Rule 144A securities.

LOOMIS SAYLES MID-CAP VALUE FUND

  The Fund's objective is long-term capital growth from investments in common stocks or their equivalent.

  The Fund seeks to achieve its objective by investing, under normal market conditions, at least 65% of its total assets in equity securities of companies with a market capitalization that falls within the capitalization range of companies included in the Standard & Poor's Mid-Cap 400 Index. Loomis Sayles seeks to build a core portfolio of equity securities that it believes to be undervalued by the market in relation to the issuers' earnings, dividends, assets and growth prospects and that has a smaller emphasis on special situations and turnarounds (companies that have experienced significant business problems but that Loomis Sayles believes have favorable prospects for recovery). Current income is not a consideration in selecting the Fund's investments. The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its total assets in the securities of issuers headquartered outside the United States or Canada. The Fund may also engage in foreign currency hedging transactions, options and futures transactions, securities lending, REITs and Rule 144A securities.

LOOMIS SAYLES SMALL CAP GROWTH FUND

  The Fund's investment objective is long-term capital growth from investments in common stocks or their equivalent.

  The Fund seeks to achieve its objective by investing primarily in equity securities of small, rapidly growing companies that Loomis Sayles believes have the potential for accelerating earnings growth and rising profit margins. The Fund will normally invest at least 65% of its total assets in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000 Index and may invest up to 35% of its total assets in larger companies. Loomis Sayles seeks companies that have distinctive products, technologies, or services; dynamic earnings growth; prospects for a high level of profitability; and outstanding management. Current income is not a consideration in selecting the Fund's investments. The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its total assets in the securities of issuers headquartered outside the United States or Canada. The Fund may also engage in foreign currency hedging transactions, options and futures transactions, securities lending, and Rule 144A securities.

LOOMIS SAYLES SMALL CAP VALUE FUND

  The Fund's investment objective is long-term capital growth from investments in common stocks or their equivalent.

  The Fund seeks to achieve its objective by investing primarily in equity securities of small capitalization companies with good earnings growth potential that Loomis Sayles believes are undervalued by the market. The Fund will normally invest at least 65% of its total assets in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000 Index and may invest up to 35% of its total assets in larger companies. Loomis Sayles seeks to build a core small capitalization portfolio of stocks of solid companies with reasonable growth prospects and that are attractively priced in relation to the companies' earnings with a smaller emphasis on special situations and turnarounds (companies that have experienced significant business problems but which Loomis Sayles believes have favorable prospects for recovery), as well as unrecognized stocks. Current income is not a consideration in selecting the Fund's investments. The Fund may invest up to 20% of its total assets in securities of foreign issuers. The Fund may also engage in foreign currency hedging transactions, REITs and Rule 144A securities.


LOOMIS SAYLES STRATEGIC VALUE FUND

  The Fund's investment objective is long-term capital growth from investments in common stocks or their equivalent.

  The Fund seeks to achieve its objective by investing substantially all of its assets in equity securities that Loomis Sayles considers to be undervalued by the markets. Stocks are selected based on a combination of quantitative factors including historical, relative price-earnings ratios; price-earnings ratios relative to growth rates; relative fundamentals and price movement; and qualitative factors including the quality of management, position in the industry, debt and balance sheet restructuring and product cycles. The Fund's strategy is to have a relatively concentrated portfolio normally consisting of approximately 35-40 securities that Loomis Sayles considers best positioned to perform in the current and future environments. The Fund may invest any portion of its assets in the securities of Canadian issuers and up to 20% of its total assets in securities of issuers headquartered outside the United States or Canada. The Fund may also engage in foreign currency hedging transactions, options and futures transactions, securities lending, REITs and Rule 144A securities.

LOOMIS SAYLES WORLDWIDE FUND

  The Fund's investment objective is high total investment return through a combination of capital appreciation and current income.

  The Fund seeks to achieve its objective by investing in U.S. and foreign equity and debt securities. The allocation of the Fund's assets among the four sectors of domestic equities, international equities, domestic bonds and international bonds will be made by Loomis Sayles' Global Asset Allocation group. The Fund will normally invest its assets in securities of issuers from at least three countries, one of which may be the United States. The Fund may also invest in collateralized mortgage obligations, zero coupon securities, when-issued securities, REITs and Rule 144A securities. The Fund may engage in foreign currency hedging transactions and options and forward contract transactions.

ALL FUNDS

  For temporary defensive purposes, each Fund may invest any portion of its assets in fixed income securities, cash and any other securities deemed appropriate by Loomis Sayles. Except for each Fund's investment objective, and any investment policies that are identified as "fundamental," all of the investment policies of each Fund may be changed without a vote of Fund shareholders.

     MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS AND RISK CONSIDERATIONS

COMMON STOCKS AND OTHER EQUITY SECURITIES

  Common stocks and similar equity securities, such as warrants and convertibles, are volatile and more risky than some other forms of investment. The value of an investment in a Fund that invests in equity securities may sometimes decrease. Equity securities of companies with relatively small market capitalization may be more volatile than the securities of larger, more established companies and than the broad equity market indexes.

DEBT AND OTHER FIXED INCOME SECURITIES

  The Worldwide Fund may invest in fixed income securities of any maturity. Fixed income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed income securities include securities issued by federal, state, local and foreign governments and related agencies, and by a wide range of private issuers. Because interest rates vary, it is impossible to predict the yield of a Fund that invests in fixed income securities for any particular period. The net asset value of such a Fund's shares will vary as a result of changes in the value of the securities in the Fund's portfolio.

  Fixed income securities are subject to market and credit risk. Market risk relates to changes in a security's value as a result of changes in interest rates generally. In general, the values of fixed income securities increase when prevailing interest rates fall and decrease when interest rates rise. Credit risk relates to the ability of the issuer to make payments of principal and interest.

ZERO COUPON SECURITIES

  The Worldwide Fund may invest in "zero coupon" fixed income securities. These securities accrue interest at a specified rate, but do not pay interest in cash on a current basis. A Fund investing in zero coupon securities is required to distribute the income on these securities to Fund shareholders as the income accrues, even though the Fund is not receiving the income in cash on a current basis. Thus the Fund may have to sell other investments to obtain cash to make income distributions. The market value of zero coupon securities is often more volatile than that of non-zero coupon fixed income securities of comparable quality and maturity.

COLLATERALIZED MORTGAGE OBLIGATIONS

  The Worldwide Fund may invest in collateralized mortgage obligations ("CMOs"). A CMO is a security backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. CMOs may be issued either by U.S. Government instrumentalities or by non-governmental entities. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal payments on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMOs first to mature generally will be retired prior to its maturity. As with other mortgage-backed securities, the early retirement of a particular class or series of CMOs held by a Fund could involve the loss of any premium the Fund paid when it acquired the investment and could result in the Fund's reinvesting the proceeds at a lower interest rate than the retired CMO paid. Because of the early retirement feature, CMOs may be more volatile than many other fixed-income investments.

WHEN-ISSUED SECURITIES

  Each Fund may purchase securities on a "when-issued" basis. This means that the Fund will enter into a commitment to buy the security before the security has been issued. The Fund's payment obligation and the interest rate on the security are determined when the Fund enters into the commitment. The security is typically delivered to the Fund 15 to 120 days later. No interest accrues on the security between the time the Fund enters into the commitment and the time the security is delivered. If the value of the security being purchased falls between the time a Fund commits to buy it and the payment date, the Fund may sustain a loss. The risk of this loss is in addition to the Fund's risk of loss on the securities actually in its portfolio at the time. In addition, when the Fund buys a security on a when-issued basis, it is subject to the risk that market rates of interest will increase before the time the security is delivered, with the result that the yield on the security delivered to the Fund may be lower than the yield available on other, comparable securities at the time of delivery. If a Fund has outstanding obligations to buy when-issued securities, it will maintain liquid assets in a segregated account at its custodian bank in an amount sufficient to satisfy these obligations.

REAL ESTATE INVESTMENT TRUSTS

  The Funds may invest in REITs. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, risks of default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code, and failing to maintain their exemptions from registration under the Investment Company Act of 1940 (the "1940 Act").

  Investment in REITs involves risk similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger securities.

RULE 144A SECURITIES

  Each Fund may invest in Rule 144A securities, which are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless Loomis Sayles has determined, under guidelines established by the Trust's trustees, that the particular issue of Rule 144A securities is liquid.

FOREIGN SECURITIES

  Each Fund may invest in securities of issuers organized or headquartered outside the United States ("foreign securities"). Each of the Core Value and Small Cap Value Funds will not purchase a foreign security if, as a result, the Fund's holdings of foreign securities would exceed 20% of the Fund's total assets. Each of the Mid-Cap Growth, Mid-Cap Value, Small Cap Growth and Strategic Value Funds may each invest any portion of its assets in securities of Canadian issuers, but will not purchase foreign securities other than those of Canadian issuers if, as a result, such Fund's holding of non-U.S. and non-Canadian securities would exceed 20% of the Fund's total assets.

  Although investing in foreign securities may increase a Fund's diversification and reduce portfolio volatility, foreign securities may present risks not associated with investments in comparable securities of U.S. issuers. There may be less information publicly available about a foreign corporate or governmental issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than in the United States. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. A Fund's receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

  A Fund's investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

  Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of a Fund investing in these securities may be affected favorably or unfavorably by changes in currency exchange rates, exchange control regulations or foreign withholding taxes. Changes in the value relative to the U.S. dollar of a foreign currency in which a Fund's holdings are denominated will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution.

  In addition, although part of a Fund's income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of the dividend, the Fund could be required to liquidate portfolio securities to pay the dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund accrues expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

  In determining whether to invest assets of a Fund in securities of a particular foreign issuer, Loomis Sayles will consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax law may reduce a Fund's net income available for distribution to shareholders.

FOREIGN CURRENCY HEDGING TRANSACTIONS

  Each Fund that invests in foreign securities may engage in foreign currency exchange transactions, in connection with the purchase and sale of foreign securities, to protect the value of specific portfolio positions or in anticipation of changes in relative values of currencies in which current or future Fund portfolio holdings are denominated or quoted. For example, to protect against a change in the foreign currency exchange rate between the date on which a Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, or to "lock in" the equivalent of a dividend or interest payment in another currency, a Fund might purchase or sell a foreign currency on a spot (that is, cash) basis at the prevailing spot rate. If conditions warrant, the Funds may also enter into private contracts to purchase or sell foreign currencies at a future date ("forward contracts"). The Funds might also purchase exchange-listed and over-the-counter call and put options on foreign currencies. Over-the-counter currency options are generally less liquid than exchange-listed options, and will be treated as illiquid assets. The Funds may not be able to dispose of over-the-counter options readily.

  Foreign currency transactions involve costs and may result in losses.

OPTIONS AND FUTURES TRANSACTIONS

  The International Equity, Mid-Cap Growth, Mid-Cap Value, Small Cap Growth, Strategic Value and Worldwide Funds may buy, sell or write options on securities, securities indexes, currencies or futures contracts. The Mid-Cap Growth, Mid-Cap Value, Small Cap Growth and Strategic Value Funds may buy and sell futures contracts on securities, securities indexes or currencies. Each of these Funds may engage in these transactions either for the purpose of enhancing investment return, or to hedge against changes in the value of other assets that the Fund owns or intends to acquire. Options and futures fall into the broad category of financial instruments known as "derivatives" and involve special risks. Use of options or futures for other than hedging purposes may be considered a speculative activity, involving greater risks than are involved in hedging.

  Options can generally be classified as either "call" or "put" options. There are two parties to a typical options transaction: the "writer" and the "buyer." A call option gives the buyer the right to buy a security or other asset (such as an amount of currency or a futures contract) from, and a put option gives the buyer the right to sell a security or other asset to, the option writer at a specified price, on or before a specified date. The buyer of an option pays a premium when purchasing the option, which reduces the return on the underlying security or other asset if the option is exercised, and results in a loss if the option expires unexercised. The writer of an option receives a premium from writing an option, which may increase its return if the option expires or is closed out at a profit. If a Fund as the writer of an option is unable to close out an unexpired option, it must continue to hold the underlying security or other asset until the option expires, to "cover" its obligation under the option.

  A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of the type of instrument or cash at the time and in the amount specified in the contract. Although many futures contracts call for the delivery (or acceptance) of the specified instrument, futures are usually closed out before the settlement date through the purchase (or sale) of a comparable contract. If the price of the sale of the futures contract by a Fund exceeds (or is less than) the price of the offsetting purchase, the Fund will realize a gain (or loss). The value of options purchased or written by a Fund and futures contracts held by a Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in a Fund's portfolio. All transactions in options and futures involve the possible risk of loss to a Fund of all or a significant part of the value of its investment. In some cases, the risk of loss may exceed the amount of the Fund's investment. When a Fund writes a call option or sells a futures contract without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. A Fund will be required, however, to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy its obligations under options and futures contracts.

  The successful use of options and futures will usually depend on Loomis Sayles' ability to forecast stock market, currency or other financial market movements correctly. A Fund's ability to hedge against adverse changes in the value of securities held in its portfolio through options and futures also depends on the degree of correlation between the changes in the value of futures or options positions and changes in the values of the portfolio securities. The successful use of futures and exchange traded options also depends on the availability of a liquid secondary market to enable a Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time. In the case of options that are not traded on an exchange ("over-the-counter" options), a Fund is at risk that the other party to the transaction will default on its obligations, or will not permit the Fund to terminate the transaction before its scheduled maturity. As a result of these characteristics, each Fund will treat most over-the-counter options (and the assets it segregates to cover its obligations thereunder) as illiquid.

  The options and futures markets of foreign countries are small compared to those of the United States and consequently are characterized in most cases by less liquidity than are the U.S. markets. In addition, foreign markets may be subject to less detailed reporting requirements and regulatory controls than U.S. markets. Furthermore, investments in options in foreign markets are subject to many of the same risks as other foreign investments. See "Foreign Securities" above.

REPURCHASE AGREEMENTS

  Each Fund may invest in repurchase agreements. In repurchase agreements, a Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. Such transactions afford an opportunity for a Fund to earn a return on available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligations to repurchase.

SECURITIES LENDING

  The Mid-Cap Growth, Mid-Cap Value, Small Cap Growth and Strategic Value Funds may each lend its portfolio securities to broker-dealers or other parties under contracts calling for the deposit by the borrower with the Fund's custodian of cash collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Fund will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments. No loans will be made if, as a result, the aggregate amount of such loans outstanding at any time would exceed 33 1/3% of the Fund's total assets (taken at current value). Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so that the securities may be voted by the Fund. The Fund pays various fees in connection with such loans, including shipping fees and reasonable custodial or placement fees.

  Securities loans must be fully collateralized at all times, but involve some credit risk to the Fund if the borrower defaults on its obligation and the Fund is delayed or prevented from recovering the collateral.

YEAR 2000

  Many computer software systems in use today cannot properly process date-related information from and after January 1, 2000. Should any of the computer systems employed by the Funds' major service providers fail to process this type of information properly, that could have a negative impact on the Funds' operations and the services that are provided to the Funds' shareholders. Loomis Sayles and the Distributor have each advised the Funds that they are reviewing all of their computer systems with the goal of modifying or replacing such systems prior to January 1, 2000, to the extent necessary to foreclose any such negative impact. In addition, Loomis Sayles has been advised by the Funds' custodian that it is also in the process of review its systems with the same goal. As of the date of this prospectus, the Funds and Loomis Sayles have no reason to believe that these goals will not be achieved. Similarly, the values of certain of the portfolio securities held by the Funds may be adversely affected by the inability of the securities' issuers or of third parties to process this type of information properly.

                         THE FUND'S INVESTMENT ADVISER

  The Funds' investment adviser is Loomis Sayles, One Financial Center, Boston, Massachusetts 02111. Founded in 1926, Loomis Sayles is one of the country's oldest and largest investment firms. The general partner of Loomis Sayles is a special purpose corporation that is an indirect wholly-owned subsidiary of Nvest Companies, L.P. ("Nvest Companies"). Nvest Companies' managing general partner, Nvest Corporation, is a direct wholly-owned subsidiary of Metropolitan Life Insurance Company ("Met Life"), a mutual life insurance company. Nvest Companies' advising general partner, Nvest, L.P., is a publicly traded company listed on the New York Stock Exchange. Nvest Corporation is the sole general partner of Nvest L.P.

  In addition to selecting and reviewing the Funds' investments, Loomis Sayles provides executive and other personnel for the management of the Funds. The Trust's board of trustees supervises Loomis Sayles' conduct of the affairs of the Funds.


  As of October 31, 1998, Charles Schwab & Co. Inc. owned 22%, 22%, 79%, 40%, 31%, 16%, 63%, and 93% of the Core Value Fund, International Equity Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Strategic Value Fund, and Worldwide Fund, respectively. As of October 31, 1998, Asbestos Workers Local #84 Pension Fund, John W. George, Jr. Trust and Green Tree Financial Corp. owned 6%, 6%, and 7% of the Core Value Fund, respectively. As of October 31, 1998, Comerica Bank and The Security Mutual Life Insurance Company of Lincoln Nebraska owned 12% and 7% of the International Equity Fund, respectively. As of October 31, 1998, American National Bank owned 9% of the Mid-Cap Growth Fund. As of October 31, 1998, Carey & Co. and John W. George, Jr. Trust each owned 8% of the Mid-Cap Value Fund. As of October 31, 1998, Carey & Co., The community Foundation Serving Coastal South Carolina, Covie & Co., Donaldson Lufkin Jenrette Securities Corporation, Inc., Fifth Third Bank, and Trussal and Co. owned 6%, 12%, 6%, 8%, 6%, and 6% of the Small Cap Growth Fund. As of October 31, 1998, Smith Barney, Inc. owned 10% of the Small Cap Value Fund. As of October 31, 1998, Lazard Freres & Co. and Pomona College owned 20% and 9% of the Strategic Value Fund, respectively. Shareholders holding more than 25% of a Fund's shares may be deemed to control the relevant Fund.

  Jeffrey W. Wardlow, Vice President of the Trust and of Loomis Sayles, has served as a portfolio manager of the Core Value Fund since its commencement of investment operations in 1991. Issac H. Green, Director of Loomis Sayles and Vice President of the Trust and of Loomis Sayles and James L. Carroll, Vice President of Loomis Sayles and the Trust, have served as portfolio managers of the Core Value Fund since October of 1997. Jerome A. Castellini, Vice President of the Trust and of Loomis Sayles, has served as the portfolio manager of the Mid-Cap Growth Fund since its commencement of investment operations in 1997. Scott S. Pape, Vice President of the Trust and of Loomis Sayles, has served as a portfolio manager of the Mid-Cap Growth Fund since its commencement of investment operations in 1997. Dean A. Gulis, Vice President of the Trust and of Loomis Sayles has served as a portfolio manager of the Mid-Cap Value Fund since October of 1997, Dawn Alston Paige and Peter Ramsden, each a Vice President of Loomis Sayles, have served as portfolio managers of the Mid-Cap Value Fund since October 1998. Christopher R. Ely, Vice President of the Trust and of Loomis Sayles, has served as the portfolio manager and Philip C. Fine and David L. Smith, Vice Presidents of the Trust and of Loomis Sayles, have served as assistant portfolio managers of the Small Cap Growth Fund since its commencement of investment operations in 1997. Jeffrey C. Petherick, Vice President of the Trust and of Loomis Sayles, has served as a portfolio manager of the Small Cap Value Fund since 1993, and Mary C. Champagne, Vice President of the Trust and of Loomis Sayles, has served as a portfolio manager of the Small Cap Value Fund since 1995. Philip J. Schettewi, Vice President of the Trust and Loomis Sayles, has served as the portfolio manager of the Strategic Value Fund since its commencement of investment operations in 1997. Daniel J. Fuss, President of the Trust and Executive Vice President of Loomis Sayles, has served as the portfolio manager of the domestic bonds sector of the Worldwide

Fund since that Fund's commencement of investment operations in 1996. E. John deBeer, Vice President of the Trust and of Loomis Sayles, has served as portfolio manager of the international bonds sector of the Worldwide Fund since that Fund's commencement of investment operations in 1996. Quentin P. Faulkner, Vice President of the Trust and of Loomis Sayles, has served as the portfolio manager of the domestic equities sector of the Worldwide Fund since that Fund's commencement of investment operations in 1996. Paul H. Drexler, Vice President of the Trust and of Loomis Sayles, has served as the portfolio manager of the international equities sector of the Worldwide Fund since that Fund's commencement of investment operations in 1996 and of the International Equity Fund since 1996. Each of the foregoing, except Messrs. Carroll, Ely, Fine, Gulis and Smith, have been employed by Loomis Sayles for at least five years. Before joining Loomis Sayles in 1996, Mr. Carroll was a Managing Director and Senior Energy Analyst at PaineWebber, Inc. Prior to joining Loomis Sayles in 1996, Mr. Ely was Senior Vice President and Portfolio Manager, and Messrs. Fine and Smith were Vice Presidents and Portfolio Managers, of Keystone Investment Management Company, Inc. Prior to joining Loomis Sayles in 1997, Mr. Gulis was a Principal and Director of Research at Roney & Company.

                                 FUND EXPENSES

  Each Fund pays Loomis Sayles a monthly investment advisory fee at the following annual percentage rate of the Fund's average daily net assets:

   FUND                                                                    RATE
   ----                                                                    ----
   Core Value............................................................. .50%
   International Equity................................................... .75%
   Mid-Cap Growth......................................................... .75%
   Mid-Cap Value.......................................................... .75%
   Small Cap Value........................................................ .75%
   Small Cap Growth....................................................... .75%
   Strategic Value........................................................ .50%
   Worldwide.............................................................. .75%

  In addition to the investment advisory fee, each Fund pays all expenses not expressly assumed by Loomis Sayles, including taxes, brokerage commissions, fees and expenses of registering or qualifying the Fund's shares under federal and state securities laws, fees of the Fund's custodian, transfer agent, independent accountants and legal counsel, expenses of shareholders' and trustees' meetings, 12b-1 fees, expenses of preparing, printing and mailing prospectuses to existing shareholders and fees of trustees who are not directors, officers or employees of Loomis Sayles and its affiliated companies.

  Loomis Sayles has voluntarily agreed, for an indefinite period, to reduce its advisory fees and/or bear other Fund expenses to the extent necessary to limit total operating expenses of the Institutional Class shares of each Fund to the following annual percentage rate of the Fund's average net assets:

   FUND                                                                 RATE
   ----                                                                ------
   Core Value.........................................................    .85%
   International Equity...............................................   1.00%
   Mid-Cap Growth.....................................................   1.00%
   Mid-Cap Value......................................................   1.00%
   Small Cap Value....................................................   1.00%
   Small Cap Growth...................................................   1.00%
   Strategic Value....................................................   1.00%
   Worldwide..........................................................   1.00%

  Loomis Sayles may change or terminate these voluntary arrangements at any time, but the Funds' Prospectus would be supplemented to describe the change.

  Loomis Sayles may pay certain broker-dealers and financial intermediaries whose customers are existing shareholders of the Funds a continuing fee in an amount of up to .25% annually of the value of Fund shares held for those customers' accounts. These fees are paid by Loomis Sayles out of its own assets and are not assessed against the customers' accounts with the Funds.

                            PORTFOLIO TRANSACTIONS

  Portfolio turnover considerations will not limit Loomis Sayles' investment discretion in managing the Funds' assets. The Funds anticipate that their portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions. High portfolio turnover may involve higher transaction costs and higher levels of taxable gains.

                            HOW TO PURCHASE SHARES

  An investor may make an initial purchase of shares of any Fund by submitting a completed application form and payment to:

      Boston Financial Data Services
      P.O. Box 8314
      Boston, Massachusetts 02266-8314
      Attn: Loomis Sayles Funds

  The minimum initial investment for the Institutional Class of each Fund's shares is $1 million in that Fund. A $2,500 minimum investment applies to the current and retired trustees of the Trust, investment advisory clients of Loomis

Sayles (and their directors, officers and employees), and current and retired employees of Loomis Sayles and the parents, spouses and children of the foregoing. The minimum investment may be waived in whole or in part by Loomis Sayles in its sole discretion. Subsequent investments must be at least $50.

  Shares of any Fund may be purchased by (i) cash, (ii) exchanging Institutional Class Shares of any Fund (or any other series of Loomis Sayles Funds) provided the value of the shares exchanged meets the investment minimum of the Fund into which the exchange is made, (iii) exchanging securities on deposit with a custodian acceptable to Loomis Sayles or (iv) a combination of such securities and cash. Purchase of shares of the Fund in exchange for securities is subject in each case to the determination by Loomis Sayles that the securities to be exchanged are acceptable for purchase by the Fund. In all cases Loomis Sayles reserves the right to reject any securities that are proposed for exchange. Securities accepted by Loomis Sayles in exchange for Fund shares will be valued in the same manner as the Fund's assets as described below as of the time of the Fund's next determination of net asset value after such acceptance. All dividends and subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor from the issuer. A gain or loss for federal income tax purposes would be realized upon the exchange by an investor that is subject to federal income taxation, depending upon the investor's basis in the securities tendered. An investor who wishes to purchase shares by exchanging securities should obtain instructions by calling 800-633-3330 option 5 and asking for the Loomis Sayles Shareholder Services Group.

  Loomis Sayles will not approve the acceptance of securities in exchange for shares of any Fund unless (1) Loomis Sayles, in its sole discretion, believes the securities are appropriate investments for the Fund; (2) the investor represents and agrees that all securities offered to the Fund can be resold by the Fund without restriction under the Securities Act of 1933, as amended (the "Securities Act") or otherwise; and (3) the securities are eligible to be acquired under the Fund's investment policies and restrictions. No investor owning 5% or more of Fund's shares may purchase additional shares of that Fund by exchange of securities.

  All purchases made by check should be in U.S. dollars and made payable to State Street Bank. Third party checks will not be accepted. When purchases are made by check or periodic account investment, redemption will not be allowed until the investment being redeemed has been in the account for 15 calendar days.

  Upon acceptance of an investor's order, BFDS opens an account, applies the payment to the purchase of full and fractional Fund shares and mails a statement of the account confirming the transaction.

  After an account has been established, an investor may send subsequent investments at any time directly to BFDS at the above address. The remittance must be accompanied by either the account identification slip detached from a statement of account or a note containing sufficient information to identify the account, i.e., the Fund name and the investor's account number or name and social security number.

  Subsequent investments can also be made by federal funds wire. Investors should instruct their banks to wire federal funds to State Street Bank and Trust Company, ABA #011000028. The text of the wire should read as follows:
"$    amount, STATE STREET BOS ATTN Mutual Funds. Credit Fund (Fund Name and
Institutional Class), DDA #9904-622-9, Account Name, Account Number." A bank may charge a fee for transmitting funds by wire.

  Each Fund and the Distributor reserve the right to reject any purchase order, including orders in connection with exchanges, for any reason which the Fund or the Distributor in its sole discretion deems appropriate. Although the Funds do not presently anticipate that they will do so, each Fund reserves the right to suspend or change the terms of the offering of its shares.

  The price an investor pays will be the per share net asset value next calculated after a proper investment order is received by the Trust's transfer or other agent or subagent. Shares of each Fund are sold with no sales charge. The net asset value of each Fund's shares is calculated once daily as of the close of regular trading on the New York Stock Exchange on each day the Exchange is open for trading, by dividing the Fund's net assets by the number of shares outstanding. Portfolio securities are valued at their market value as more fully described in the Statement of Additional Information.

  The Distributor may accept telephone orders from broker-dealers who have been previously approved by the Distributor. It is the responsibility of such broker-dealers to promptly forward purchase or redemption orders to the Distributor. Although there is no sales charge imposed by the Fund or the Distributor, broker-dealers may charge the investor a transaction-based fee or other fee for their services at either the time of purchase or the time of redemption. Such charges may vary among broker-dealers but in all cases will be retained by the broker-dealer and not remitted to the Fund.

  Each Fund also offers a Retail Class of shares that has a $25,000 minimum investment for certain categories of investors, is offered through intermediaries and bears higher expenses. Because of its lower expenses, the Institutional Class of shares of each Fund is expected to have a higher total return than the Retail Class of shares.

  The Loomis Sayles Small Cap Value Fund also offers an Admin Class of shares that is offered exclusively through intermediaries, who will be the record owners of the shares. Because of its lower expenses, the Institutional Class of shares of the Loomis Sayles Small Cap Value Fund is expected to have a higher total return than the Admin Class of shares.

                             SHAREHOLDER SERVICES

  The Funds offer the following shareholder services, which are more fully described in the Statement of Additional Information. Explanations and forms are available from BFDS. Telephone redemption and exchange privileges will be established automatically when an investor opens an account unless an investor elects on the application to decline the privileges. Other privileges must be specifically elected. A signature guarantee will be required to establish a privilege after an account is opened.

  FREE EXCHANGE PRIVILEGE. The Institutional Class shares of any Fund may be exchanged for shares of the Institutional Class of any other Fund (or any other fund that is a series of Loomis Sayles Funds and that offers Institutional Class shares) or for shares of certain money market funds advised by New England Funds Management, L.P., an affiliate of Loomis Sayles, provided the value of the shares exchanged meets the investment minimum of that Fund and, in the case of Loomis Sayles High Yield Fund and Loomis Sayles U.S. Government Securities Fund, Loomis Sayles has approved the exchange of shares. Exchanges may be made by written instructions or by telephone, unless an investor elected on the application to decline telephone exchange privileges. The exchange privilege should not be viewed as a means for taking advantage of short-term swings in the market, and the Funds reserve the right to terminate or limit the privilege of any shareholder who makes more than four exchanges in any calendar year. The Funds may terminate or change the terms of the exchange privilege at any time, upon 60 days' notice to shareholders. An exchange is a taxable event for federal income tax purposes in which a gain or loss would be realized by an investor that is subject to federal income taxation.

  RETIREMENT PLANS. The Funds' shares may be purchased by all types of tax-deferred retirement plans. Loomis Sayles makes available retirement plan forms for IRAs.

  SYSTEMATIC WITHDRAWAL PLAN. If the value of an account is at least $25,000, an investor may have periodic cash withdrawals automatically paid to the investor or any person designated by the investor.

  AUTOMATIC INVESTMENT PLAN. Voluntary monthly investments of at least $50 may be made automatically by pre-authorized withdrawals from an investor's checking account.

                             HOW TO REDEEM SHARES

  An investor can redeem shares by sending a written request to Boston Financial Data Services, Inc., P.O. Box 8314, Boston, Massachusetts 02266. As described below, an investor may also redeem shares by calling BFDS at 800-626-9390. Proceeds resulting from a written or telephone redemption request can be wired to an investor's bank account or sent by check in the name of the registered owners to their record address.

  The written request must include the name of the Fund, the account number, the exact name(s) in which the shares are registered, and the number of shares or the dollar amount to be redeemed. All owners of the shares must sign the request in the exact names in which the shares are registered (this appears on an investor's confirmation statement) and should indicate any special capacity in which they are signing (such as trustee or custodian or on behalf of a partnership, corporation or other entity). Investors requesting that redemption proceeds be wired to their bank accounts must provide specific wire instructions.

  If (1) an investor is redeeming shares worth more than $50,000, (2) an investor is requesting that the proceeds check be made out to someone other than the registered owners or be sent to an address other than the record address, (3) the account registration has changed within the last 30 days or
(4) an investor is instructing us to wire the proceeds to a bank account not designated on the application, the investor must have his or her signature guaranteed by an eligible guarantor. This requirement may be waived by Loomis Sayles in its sole discretion. Eligible guarantors include commercial banks, trust companies, savings associations, credit unions and brokerage firms that are members of domestic securities exchanges. Before submitting the redemption request, an investor should verify with the guarantor institution that it is an eligible guarantor. Signature guarantees by notaries public are not acceptable.

  When an investor telephones a redemption request, the proceeds are wired to the bank account previously chosen by the investor. A wire fee (currently $5) will be deducted from the proceeds. A telephonic redemption request must be received by BFDS prior to the close of regular trading on the New York Stock Exchange. If an investor telephones a request to BFDS after the Exchange closes or on a day when the Exchange is not open for business, BFDS cannot accept the request and a new one will be necessary.

  If an investor decides to change the bank account to which proceeds are to be wired, an investor must send in this change in writing with a signature guarantee. Telephonic redemptions may only be made if an investor's bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. Unless an investor indicates otherwise on the account application, BFDS will be authorized to act upon redemption and exchange instructions received by telephone from the investor or any person claiming to act as the investor's representative who can provide BFDS with the investor's account registration and address as it appears on the records of State Street Bank. BFDS will employ these or other reasonable procedures to confirm that instructions communicated by telephone are genuine; the Fund, State Street Bank, BFDS, the Distributor and Loomis Sayles will not be liable for any losses due to unauthorized or fraudulent instructions if these or other reasonable procedures are followed. For information, consult BFDS. In times of heavy market activity, an investor who encounters difficulty in placing a redemption or exchange order by telephone may wish to place the order by mail as described above.

  The redemption price will be the net asset value per share next determined after the redemption request and any necessary special documentation are received by BFDS in proper form.

  Proceeds resulting from a written redemption request will normally be mailed to an investor within seven days after receipt of the investor's request in good order. Telephonic redemption proceeds will normally be wired to an investor's bank on the first business day following receipt of a proper redemption request. If an investor purchased shares by check and the check was deposited less than fifteen days prior to the redemption request, the Fund may withhold redemption proceeds until the check has cleared.

  The Fund may suspend the right of redemption and may postpone payment for more than seven days when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by the SEC for the protection of investors.

                    CALCULATION OF PERFORMANCE INFORMATION

  "Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in a Fund. Total return may also be presented for other periods.

                DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES

  The Funds declare and pay their net investment income to shareholders as dividends annually. Each Fund also distributes all of its net capital gains realized from the sale of portfolio securities. Any capital gain distributions are normally made annually, but may, to the extent permitted by law, be made more frequently as deemed advisable by the trustees of the Trust. The Trust's trustees may change the frequency with which the Funds declare or pay dividends.

  Dividends and capital gain distributions will automatically be reinvested in additional shares of the same Fund unless an investor has elected to receive cash. Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As such, so long as a Fund distributes substantially all its net investment income and net capital gains to its shareholders, the Fund itself does not pay any federal income tax to the extent such income and gains are so distributed.

  An investor's income dividends and short-term capital gain distributions (that is, net gains from securities held for not more than a year) are taxable as ordinary income whether distributed in cash or additional shares. Distributions designated by all Funds as deriving from net gains on securities held for more than one year will be taxable as such (generally at a 20% rate for noncorporate shareholders) whether distributed in cash or additional shares and regardless of how long an investor has owned shares of the Fund.

  A dividend or distribution made shortly after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him or her as described above. If a shareholder held shares six months or less and during that period received a distribution of net capital gains, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.

  Each Fund is required to withhold 31% of any redemption proceeds (including the value of shares exchanged) and all income dividends and capital gain distributions it pays to an investor (1) if an investor does not provide a correct, certified taxpayer identification number, (2) if the Fund is notified that an investor has underreported income in the past, or (3) if an investor fails to certify to the Fund that the investor is not subject to such withholding.

  Certain designated dividends from the Funds are expected to be eligible for the dividends-received deduction for corporate shareholders that meet a holding period requirement.

  State Street Bank will send each investor and the IRS an annual statement detailing federal tax information, including information about dividends and distributions paid to the investor during the preceding year. Be sure to keep this statement as a permanent record. A fee may be charged for any duplicate information that an investor requests.

NOTE: The foregoing summarizes certain tax consequences of investing in the Funds. Before investing, an investor should consult his or her own tax adviser for more information concerning the federal, foreign, state and local tax consequences of investing in, redeeming or exchanging Fund shares.

INVESTMENT ADVISER
Loomis, Sayles & Company, L.P.
One Financial Center
Boston, Massachusetts 02111

DISTRIBUTOR
Loomis Sayles Distributors, L.P.
One Financial Center
Boston, Massachusetts 02111

TRANSFER AND DIVIDEND PAYING AGENT
AND CUSTODIAN OF ASSETS
State Street Bank and Trust Company
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT FOR
STATE STREET BANK AND TRUST COMPANY
Boston Financial Data Services, Inc.
P.O. Box 8314
Boston, Massachusetts 02266

LEGAL COUNSEL
Ropes & Gray
One International Place
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
One Post Office Square
Boston, Massachusetts 02109

[LOGO OF LOOMIS SAYLES FUNDS APPEARS HERE]

                            STATEMENT OF ADDITIONAL
                                  INFORMATION

                                                           JANUARY 1, 1999

  THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE PROSPECTUS OR PROSPECTUSES OF EACH SERIES ("FUND") OF LOOMIS SAYLES FUNDS DATED JANUARY 1, 1999, AS REVISED FROM TIME TO TIME. EACH REFERENCE TO THE PROSPECTUS IN THIS STATEMENT OF ADDITIONAL INFORMATION SHALL INCLUDE ALL OF THE FUNDS' CURRENT PROSPECTUSES, UNLESS OTHERWISE NOTED. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE APPLICABLE PROSPECTUS. A COPY OF EACH PROSPECTUS MAY BE OBTAINED FROM LOOMIS SAYLES FUNDS, ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111.

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS...........................   3
MANAGEMENT OF THE TRUST....................................................  10
INVESTMENT ADVISORY AND OTHER SERVICES.....................................  23
PORTFOLIO TRANSACTIONS AND BROKERAGE.......................................  26
DESCRIPTION OF THE TRUST...................................................  28
  How to Buy Shares........................................................  30
  Net Asset Value..........................................................  30
SHAREHOLDER SERVICES.......................................................  31
  Open Accounts............................................................  31
  Systematic Withdrawal Plan...............................................  31
  Exchange Privilege.......................................................  32
  IRAs.....................................................................  32
  Redemptions..............................................................  32
INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS ...............  33
FINANCIAL STATEMENTS.......................................................  36
CALCULATION OF YIELD AND TOTAL RETURN......................................  36
PERFORMANCE COMPARISONS....................................................  37
PERFORMANCE DATA...........................................................  40
APPENDIX A--PUBLICATIONS THAT MAY CONTAIN FUND INFORMATION.................  44
APPENDIX B--ADVERTISING AND PROMOTIONAL LITERATURE.........................  46

               INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

  The investment objective and policies of each series ("Fund") of Loomis Sayles Funds (the "Trust"), are summarized in the Prospectus under "Investment Objectives and Policies" and "More Information About the Funds' Investments and Risk Factors." The investment policies of each Fund set forth in the Prospectus and in this Statement of Additional Information may be changed by the Funds' adviser, subject to review and approval by the Trust's board of trustees, without shareholder approval except that the investment objective of each Fund as set forth in the Prospectus and any Fund policy explicitly identified as "fundamental" may not be changed without the approval of the holders of a majority of the outstanding shares of the relevant Fund (which in the Prospectus and this Statement of Additional Information means the lesser of (i) 67% of the shares of that Fund represented at a meeting at which 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). Except in the case of the 15% limitation on illiquid securities, the percentage limitations set forth below and in the Prospectuses will apply at the time a security is purchased and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such purchase.

  In addition to its investment objective and policies set forth in the Prospectus, the following investment restrictions are policies of each Fund (and those marked with an asterisk are fundamental policies of each Fund):

Each Fund will not:

    (1) Invest in companies for the purpose of exercising control or management.

    *(2) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

    *(3) Invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent any Fund from engaging in transactions in futures contracts relating to securities indexes, interest rates or financial instruments or options, or from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

    *(4) Make loans, except that each of the Mid-Cap Growth, Mid-Cap Value, Small Cap Growth, Strategic Value, Investment Grade Bond and Intermediate Maturity Bond Funds may lend its portfolio securities to the extent permitted under the Investment Company Act of 1940 (the "1940 Act"). (For purposes of this investment restriction, neither (i) entering into repurchase agreements nor (ii) purchasing bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public, is considered the making of a loan.)

    (5) With respect to 75% of its total assets, purchase any security (other than a U.S. Government Security) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer. (For purposes of this restriction, the Municipal Bond Fund treats each state and each separate political subdivision, agency, authority or instrumentality of such state, each multistate agency or authority, and each guarantor, if any, of obligations of any such issuer, as a separate issuer, provided that the assets and revenues of the issuer are separate from those of the government(s) that created the subdivision, agency, authority or instrumentality.)

    (6) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of an issuer.

    (7) Pledge, mortgage, hypothecate or otherwise encumber any of its assets, except that each Fund may pledge assets having a value not exceeding 10% of its total assets to secure borrowings permitted by restriction (9) below. (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.)

    *(8) Purchase any security (other than U.S. Government Securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries.) Tax-exempt securities issued by governments or political subdivisions of governments and purchased by the Municipal Bond Fund are not subject to this restriction, since such issuers are not members of any industry.

    *(9) Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, nor borrow any money except as a temporary measure for extraordinary or emergency purposes.

    (10) Purchase securities on margin (except such short term credits as are necessary for clearance of transactions); or make short sales (except where, by virtue of ownership of other securities, it has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to those sold).

    (11) Participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with Loomis Sayles or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

    (12) Purchase any illiquid security, including any security that is not readily marketable, if, as a result, more than 15% of the Fund's net assets (based on current value) would then be invested in such securities.

    (13) Write or purchase puts, calls or combinations of both except that each Fund may (1) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (2) purchase and sell put and call options on securities and (3) write, purchase and sell put and call options on currencies and may enter into currency forward contracts.

    *(14) Issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (7) above; any borrowing permitted by restriction (9) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.)

  Although the Funds have no current intention of investing in repurchase agreements, they intend, based on the views of the staff of the Securities and Exchange Commission (the "SEC"), to restrict their investments in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to the percentage permitted by restriction (12) above.

U.S. GOVERNMENT SECURITIES

  U.S. Government Securities include direct obligations of the U.S. Treasury, as well as securities issued or guaranteed by U.S. Government agencies, authorities and instrumentalities, including, among others, the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, the Federal Housing Administration, the Resolution Funding Corporation, the Federal Farm Credit Banks, the Federal Home Loan Bank, the Tennessee Valley Authority, the Student Loan Marketing Association and the Small Business Administration. More detailed information about some of these categories of U.S. Government Securities follows.

  U.S. Treasury Bills--Direct obligations of the United States Treasury which are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the United States Government.

  U.S. Treasury Notes and Bonds--Direct obligations of the United States Treasury issued in maturities that vary between one and forty years, with interest normally payable every six months. They are backed by the full faith and credit of the United States Government.

  "Ginnie Maes"--Debt securities issued by a mortgage banker or other mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home

Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. An assistant attorney general of the United States has rendered an opinion that the guarantee by GNMA is a general obligation of the United States backed by its full faith and credit. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of up to 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Fund) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder of Ginnie Maes along with regular monthly payments of principal and interest.

  "Fannie Maes"--Fannie Mae is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by Fannie Mae that are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the United States Government.

  "Freddie Macs"--The Federal Home Loan Mortgage Corporation ("FHLMC") is a corporate instrumentality of the United States Government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the United States Government.

  As described in the Prospectus, U.S. Government Securities generally do not involve the same credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government Securities are generally lower than the yields available from corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. Government Securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value.

WHEN-ISSUED SECURITIES

  As described in the Prospectus, each Fund may enter into agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when a Fund that invests in fixed income securities anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When a Fund purchases securities in this manner (i.e. on a when-issued or delayed-delivery basis), it is required to create a segregated account with the Trust's custodian and to maintain in that account liquid assets in an amount equal to or greater than, on a daily basis, the amount of the Fund's when-issued or delayed-delivery commitments. Each Fund will make commitments to purchase on a when-issued or delayed-delivery basis only securities meeting that Fund's investment criteria. The Fund may take delivery of these securities or, if it is deemed advisable as a matter of investment strategy, the Fund may sell these securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

CONVERTIBLE SECURITIES

  Convertible securities include corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security.

ZERO COUPON BONDS

  Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations. Such bonds are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the bonds, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon bonds generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon bonds having similar maturities and credit quality. In order to satisfy a requirement for qualification as a "regulated investment company" under the Internal Revenue Code (the "Code"), each Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero coupon bonds. Because a Fund investing in zero coupon bonds will not on a current basis receive cash payments from the issuer in respect of accrued original issue discount, the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell such securities at such time.

REPURCHASE AGREEMENTS

  Each Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Funds the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the United States Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of income during this period and (c) inability to enforce rights and the expenses involved in attempted enforcement.

REAL ESTATE INVESTMENT TRUSTS

  Each Fund may invest in REITs. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, risks of default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code, and failing to maintain their exemptions from registration under the Investment Company Act of 1940 (the "1940 Act").

  Investment in REITs involves risk similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger securities.

RULE 144A SECURITIES

  Each of the Funds may purchase Rule 144A securities. These are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless Loomis Sayles has determined, under guidelines established by the Trust's trustees, that the particular issue of Rule 144A securities is liquid. Under the guidelines, Loomis Sayles considers such factors as: (1) the frequency of trades and quotes for a security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades therefor.

TAX EXEMPT BONDS

  Tax exempt bonds include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, hospitals, housing, mass transportation, schools, streets, and water and sewer works. Other public purposes for which tax exempt bonds may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities. In addition, prior to the Tax Reform Act of 1986, certain debt obligations known as industrial development bonds could be issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. Such obligations are included within the term tax exempt bonds if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax. Interest on certain industrial development bonds used to fund the construction, equipment, repair or improvement of privately operated industrial or commercial facilities may also be exempt from federal income tax. The Tax Reform Act of 1986 eliminated some types of tax exempt industrial revenue bonds but retained others under the general category of "private activity bonds." The interest on so-called "private activity bonds" is exempt from ordinary federal income taxation but is treated as a tax preference item in computing a shareholder's alternative minimum tax liability. The Municipal Bond Fund may invest up to 20% of its net assets in private activity bonds.

  The Municipal Bond Fund may not be a desirable investment for "substantial users" of facilities financed by industrial development bonds or for "related persons" of substantial users. See "Income Dividends, Capital Gain Distributions and Tax Status."

  The two principal classifications of tax exempt bonds are general obligation bonds and limited obligation (or revenue) bonds. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon an appropriation by the issuer's legislative body. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities, or in some cases from the proceeds of a special excise or other specific revenue source such as the user of the facility. Tax exempt industrial development bonds and private activity bonds are in most cases revenue bonds and generally are not payable from the unrestricted revenues of the issuer. The credit and quality of such bonds are usually directly related to the credit standing of the corporate user of the facilities. Principal and interest on such bonds is the responsibility of the corporate user (and any guarantor).

  Prices and yields on tax exempt bonds are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the tax exempt bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of tax exempt bonds may not be as extensive as that made available by corporations whose securities are publicly traded.

  As noted in the Prospectus, obligations of issuers of tax exempt bonds are subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their tax exempt bonds may be materially affected, or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax exempt bonds or certain segments thereof, or materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of the Fund's tax exempt bonds in the same manner.

  From time to time the Municipal Bond Fund may have less than 80% of its net assets invested in tax exempt bonds (1) for defensive purposes when deemed prudent in the judgment of Loomis Sayles to protect shareholders' capital or
(2) on a temporary basis for liquidity purposes or pending the investment of proceeds from sales of Fund shares. The ability of the Fund to invest in securities other than tax exempt bonds is limited by a requirement of the Code that at least 50% of the Fund's total assets be invested in tax exempt securities at the end of each calendar quarter. See "Income Dividends, Capital Gain Distributions and Tax Status."

  The Municipal Bond Fund may purchase and sell portfolio investments to take advantage of changes or anticipated changes in yield relationships, markets or economic conditions. The Fund may also sell tax exempt bonds due to changes in the adviser's evaluation of the issuer or cash needs resulting from redemption requests for Fund shares. The secondary market for tax exempt bonds typically has been less liquid than that for taxable debt securities, and this may affect the Fund's ability to sell particular tax exempt bonds, especially in periods when other investors are attempting to sell the same securities.

FOREIGN CURRENCY TRANSACTIONS

  Each of the Funds (except the Municipal Bond Fund) may invest in securities of foreign issuers and may enter into forward foreign currency exchange contracts, or buy or sell options on foreign currencies, in order to protect against uncertainty in the level of future foreign exchange rates. Since investment in securities of foreign issuers will usually involve currencies of foreign countries, and since a Fund may temporarily hold funds in bank deposits in foreign currencies during the course of investment programs, the value of the assets of a Fund as measured in United States dollars may be affected by changes in currency exchange rates and exchange control regulations, and a Fund may incur costs in connection with conversion between various currencies.

  A Fund may enter into forward contracts under two circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated or traded in a market in which settlement is made in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the investment is purchased or sold and the date on which payment is made or received.

  Second, when Loomis Sayles believes that the currency of a particular country may suffer a substantial decline against another currency, it may enter into a forward contract to sell, for a fixed amount of another currency, the amount of the first currency approximating the value of some or all of the Fund's portfolio investments denominated in the first currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in a currency will change as a consequence of market movements in the value of those investments between the date the forward contract is entered into and the date it matures.

  The Funds generally will not enter into forward contracts with a term of greater than one year.

  Options on foreign currencies are similar to forward contracts, except that one party to the option (the holder) is not contractually bound to buy or sell the specified currency. Instead, the holder has discretion whether to "exercise" the option and thereby require the other party to buy or sell the currency on the terms specified in the option. Options transactions involve transaction costs and, like forward contract transactions, involve the risk that the other party may default on its obligations (if the options are not traded on an established exchange) and the risk that expected movements in the relative value of currencies may not occur, resulting in an imperfect hedge or a loss to the Fund.

  Each Fund, in conjunction with its transactions in forward contracts, options and futures (including the International Equity, Worldwide and Global Bond Funds' transactions in options on securities described below), will maintain in a segregated account with its custodian liquid assets with a value, marked to market on a daily basis, sufficient to satisfy the Fund's outstanding obligations under such contracts, options and futures.

OPTIONS

  As described in the Prospectus, each of the Funds, may for hedging purposes or to enhance investment return, purchase and sell call and put options.

  An option entitles the holder to receive (in the case of a call option) or to sell (in the case of a put option) a particular security at a specified exercise price. An "American style" option allows exercise of the option at any time during the term of the option. A "European style" option allows an option to be exercised only at the end of its term. Options may be traded on or off an established securities exchange.

  If the holder of an option wishes to terminate its position, it may seek to effect a closing sale transaction by selling an option identical to the option previously purchased. The effect of the purchase is that the previous option position will be canceled. A Fund will realize a profit from closing out an option if the price received for selling the offsetting position is more than the premium paid to purchase the option; the Fund will realize a loss from closing out an option transaction if the price received for selling the offsetting option is less than the premium paid to purchase the option.

  The use of options involves risks. One risk arises because of the imperfect correlation between movements in the price of options and movements in the price of the securities that are the subject of the hedge. The Fund's hedging strategies will not be fully effective if such imperfect correlation occurs.

  Price movement correlation may be distorted by illiquidity in the options markets and the participation of speculators in such markets. If an insufficient number of contracts are traded, commercial users may not deal in options because they do not want to assume the risk that they may not be able to close out their positions within a reasonable amount of time. In such instances, options market prices may be driven by different forces than those driving the market in the underlying securities, and price spreads between these markets may widen. The participation of speculators in the market enhances its liquidity. Nonetheless, the trading activities of speculators in the options markets may create temporary price distortions unrelated to the market in the underlying securities.

  An exchange-traded option may be closed out only on an exchange which generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option, with the result that the Fund would have to exercise the option in order to accomplish the desired hedge. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation or other clearing organization may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

  The successful use of options depends in part on the ability of Loomis Sayles to forecast correctly the direction and extent of interest rate, stock price or currency value movements within a given time frame. To the extent interest rates, stock prices or currency values move in a direction opposite to that anticipated, the Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates or the relevant stock price or relevant currency values move during the period that the Fund holds options positions, the Fund will pay the cost of taking those positions (i.e., brokerage costs). As a result of these factors, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

  An over-the-counter option (an option not traded on an established exchange) may be closed out only with the other party to the original option transaction. While the Fund will seek to enter into over-the-counter options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, the Fund might have to exercise an over-the-counter option it holds in order to achieve the intended hedge. Over-the- counter options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organization.

  The staff of the SEC has taken the position that over-the-counter options should be treated as illiquid securities for purposes of each Fund's investment restriction prohibiting it from investing more than 15% of its net assets in illiquid securities. The Funds intend to comply with this position.

  Income earned by a Fund from its hedging activities will be treated as capital gain and, if not offset by net recognized capital losses incurred by the Fund, will be distributed to shareholders in taxable distributions. Although gain from options transactions may hedge against a decline in the value of a Fund's portfolio securities, that gain, to the extent not offset by losses, will be distributed in light of certain tax considerations and will constitute a distribution of that portion of the value preserved against decline.

SMALL COMPANIES

  Investments in companies with relatively small capitalization may involve greater risk than is usually associated with more established companies. These companies often have limited product lines, markets or financial resources and they may be dependent upon a relatively small management group. Their securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalization or market averages in general. The net asset values of funds that invest in companies with smaller capitalization therefore may fluctuate more widely than market averages.

                            MANAGEMENT OF THE TRUST

  The trustees and officers of the Trust and their principal occupations during the past five years are as follows:

  EARL W. FOELL--Trustee. 380 Marlborough Street, #3, Boston, Massachusetts. Retired; formerly Editor in-Chief, World Monitor Magazine and Editor-in-Chief, The Christian Science Monitor.

  RICHARD S. HOLWAY--Trustee. 1314 Seaspray Lane, Sanibel, Florida. Retired; formerly, Vice President, Loomis Sayles. Director, Sandwich Cooperative Bank.

  MICHAEL T. MURRAY--Trustee. 404 N. Western Ave., Lake Forest, Illinois. Retired; formerly, Vice President, Loomis Sayles.

  *DANIEL J. FUSS--President and Trustee. Executive Vice President and Director, Loomis Sayles.

  SHEILA M. BARRY--Secretary and Compliance Officer. Assistant General Counsel and Vice President, Loomis Sayles. Formerly, Senior Counsel and Vice President, New England Funds, L.P.

  ROBERT J. BLANDING--Executive Vice President. 465 First Street West, Sonoma, California. President, Chairman, Director and Chief Executive Officer, Loomis Sayles.

  JAMES C. CARROLL--Vice President. 1533 N. Woodward, Bloomfield Hills, Michigan. Vice President, Loomis Sayles. Formerly, Managing Director and Senior Energy Analyst at Paine Webber, Inc.

  JEROME A. CASTELLINI--Vice President. Three 1st National Plaza, Chicago, Illinois. Vice President and Director, Loomis Sayles.

  MARY C. CHAMPAGNE--Vice President. 1533 N. Woodward, Bloomfield Hills, Michigan. Vice President, Loomis Sayles.
--------
* Trustee deemed an "interested person" of the Trust, as defined by the 1940
Act.

  E. JOHN DEBEER--Vice President. Vice President, Loomis Sayles.

  PAUL H. DREXLER--Vice President. Vice President, Loomis Sayles; formerly Deputy Manager, Brown Brothers Harriman & Co.

  WILLIAM H. EIGEN, JR.--Vice President. Vice President, Loomis Sayles; formerly Vice President, INVESCO Funds Group and Vice President, The Travelers Corp.

  CHRISTOPHER R. ELY--Vice President. Vice President, Loomis Sayles; formerly Senior Vice President and portfolio manager, Keystone Investment Management Company, Inc.

  QUENTIN P. FAULKNER--Vice President. Vice President, Loomis Sayles.

  PHILIP C. FINE--Vice President. Vice President, Loomis Sayles; formerly Vice President and portfolio manager, Keystone Investment Management Company, Inc.

  KATHLEEN C. GAFFNEY--Vice President, Vice President, Loomis Sayles.

  ISAAC GREEN--Vice President. 1533 N. Woodward, Bloomfield Hills, Michigan. Vice President and Director, Loomis Sayles. [Formerly, Senior Vice President and Director of Investments at NCM Capital Management Group.]

  DEAN A. GULIS--Vice President. 1533 N. Woodward, Bloomfield Hills, Michigan. Vice President, Loomis Sayles. Formerly, Principal and Director of Research at Roney & Company.

  MARTHA F. HODGMAN--Vice President. Vice President, Loomis Sayles.

  MARK W. HOLLAND--Treasurer. Vice President--Finance and Administration and Director, Loomis Sayles.

  JOHN HYLL--Vice President. 155 North Lake Avenue, Pasadena, California. Vice President, Loomis Sayles.

  JEFFREY L. MEADE--Vice President. Executive Vice President, Chief Operating Officer and Director, Loomis Sayles.

  PHILIP R. MURRAY--Assistant Treasurer, Vice President, Loomis Sayles.

  KENT P. NEWMARK--Vice President. 555 California Street, San Francisco, California. Vice President, Managing Partner and Director, Loomis Sayles.

  SCOTT S. PAPE--Vice President. Vice President, Loomis Sayles.

  JEFFREY C. PETHERICK--Vice President. 1533 N. Woodward, Bloomfield Hills, Michigan. Vice President, Loomis Sayles.

  LAUREN B. PITALIS--Vice President. Vice President, Loomis Sayles; formerly Vice President and Assistant Secretary of Harris Associates Investment Trust.

  PHILIP J. SCHETTEWI--Vice President. Vice President and Director, Loomis
Sayles.

  DAVID L. SMITH--Vice President. Vice President, Loomis Sayles; formerly Vice President and portfolio manager, Keystone Investment Management Company, Inc.

  SANDRA P. TICHENOR--Vice President. 465 First Street West, Sonoma, California. General Counsel, Vice President, Secretary and Clerk, Loomis Sayles. Formerly, Partner, Heller, Ehrman, White & McAuliffe.

  JEFFREY W. WARDLOW--Vice President. 1533 N. Woodward, Bloomfield Hills, Michigan. Vice President, Loomis Sayles.

  GREGG D. WATKINS--Vice President. Vice President, Loomis Sayles.

  ANTHONY J. WILKINS--Vice President. Vice President and Director, Loomis
Sayles.

  JOHN F. YEAGER III--Vice President. Vice President, Loomis Sayles; formerly Vice President--Marketing, INVESCO Funds Group and Assistant Comptroller, INVESCO Capital Management.

  Previous positions during the past five years with Loomis Sayles are omitted, if not materially different.

  Except as indicated above, the address of each trustee and officer of the Trust affiliated with Loomis Sayles is One Financial Center, Boston, Massachusetts. The Trust pays no compensation to its officers or to the trustees listed above who are directors, officers or employees of Loomis Sayles. Each trustee who is not a director, officer or employee of Loomis Sayles is compensated at the rate of $1,250 per fund per annum.

                              COMPENSATION TABLE

               FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1998

                                                                              (5)
                                                                             TOTAL
                                               (3)              (4)       COMPENSATION
                              (2)          PENSION OR        ESTIMATED   FROM TRUST AND
          (1)              AGGREGATE   RETIREMENT BENEFITS    ANNUAL     FUND COMPLEX*
    NAME OF PERSON,       COMPENSATION ACCRUED AS PART OF  BENEFITS UPON    PAID TO
        POSITION           FROM TRUST     FUND EXPENSES     RETIREMENT      TRUSTEE
    ---------------       ------------ ------------------- ------------- --------------
Earl W. Foell, Trustee..   $                   N/A              N/A        $
Richard S. Holway,
 Trustee................   $                   N/A              N/A        $
Terry R. Lautenbach**,
 Trustee................   $                   N/A              N/A        $
Michael T. Murray,
 Trustee................   $                   N/A              N/A        $

--------
* No Trustee receives any compensation from any mutual funds affiliated with Loomis Sayles, other than the Trust.

** Mr. Lautenbach retired from the Board of Trustees on October 26, 1998.


  As of September 30, 1998, the officers and trustees of the Trust owned beneficially shares of each Fund as follows: 427,495.680 shares of the Bond Fund, 18,173.581 shares of the Core Value Fund, 26,813.759 shares of the Global Bond Fund, 16,668.673 shares of the Growth Fund, 272,926.72 shares of the High Yield Fund, 18,468.166 shares of the International Equity Fund, 11,473.108 shares of the Investment Grade Bond Fund, 1,239.933 of the Mid-Cap Value Fund, 69,218.193 shares of the Municipal Bond Fund, 65,428.296 shares of the Short-Term Bond Fund, 2,742.817 shares of the Small Cap Growth Fund, 37,257.122 shares of the Small Cap Value Fund, 1,480.432 of the Strategic
Value Fund, 13,501.622 shares of the U.S. Government Securities Fund, and 15,647.889 shares of the Worldwide Fund. These amounts include shares held by the Loomis Sayles Employees' Profit Sharing Plan (the "Profit Sharing Plan") for the accounts of officers and trustees of the Trust, but exclude all other holdings of the Profit Sharing Plan and the Loomis-Sayles Funded Pension Plan (the "Pension Plan"). As of September 30, 1998, the Pension Plan owned the following percentages of the outstanding Institutional Class shares of the indicated Funds: 0.06% of the Bond Fund, 9.24% of the Core Value Fund, 21.12% of the Global Bond Fund, 6.33% of the Growth Fund, 34.06% of the Intermediate Maturity Bond Fund, 15.69% of the International Equity Fund, 0.11% of the Short Term Bond Fund, 13.18% of the Small Cap Growth Fund, 0.71% of the Small Cap Value Fund, 28.98% of the U.S. Government Securities Fund, and 80.98% of the Worldwide Fund. As of September 30, 1998, the Profit Sharing Plan owned the following percentages of the outstanding Institutional Class shares of the indicated Funds: 0.08% of the Bond Fund, 12.14% of the Core Value Fund, 7.02% of the Global Bond Fund, 32.58% of the Growth Fund, 18.19% of the High Yield Fund, 14.92% of the Intermediate Maturity Bond Fund, 6.42% of the International Equity Fund, 12.39% of the Investment Grade Bond Fund, 78.73% of the Mid-Cap Growth Fund, 39.83% of the Mid-Cap Value Fund, 11.43% of the Short-Term Bond Fund, 13.47% of the Small Cap Growth Fund, 3.95% of the Small Cap Value Fund, 62.65% of the Strategic Value Fund, 20.27% of the U.S. Government Securities Fund, and 12.41% of the Worldwide Fund. The trustee of the Pension Plan is Fleet Investment Management. The Pension Plan's Advisory Committee, which is composed of the same individuals listed below as trustees of the Profit Sharing Plan, has the sole voting and investment power with respect to the Pension Plan's shares. The trustees of the Profit Sharing Plan are E. John deBeer, Quentin P. Faulkner, Sandra P. Tichenor, Larry K. Shaw, Kathleen C. Gaffney, Mark W. Holland, and Patrick P. Hurley, all of whom are officers and employees of Loomis Sayles and (except for Messrs. Hurley and Shaw) trustees or officers of the Trust. Plan participants are entitled to exercise investment and voting power over shares owned of record by the Profit Sharing Plan. Shares not voted by participants are voted in the same proportion as the shares voted by the voting participants. The address for the Profit Sharing Plan and the Pension Plan is One Financial Center, Boston, Massachusetts. At the date of this Statement of Additional Information, no officer or trustee, and as of October 31, 1998, except as noted below, no person, owns more than 5% of the outstanding shares of any Fund.

                           INSTITUTIONAL CLASS SHARES

                                                                   PERCENTAGE OF
SHAREHOLDER                       ADDRESS                           SHARES HELD
-----------                       -------                          -------------

BOND FUND
Charles Schwab & Co. Inc.         101 Montgomery St.                   40.72%
                                  San Francisco, CA 94104

Charles Schwab & Co. Inc.         101 Montgomery St.                    8.73%
                                  San Francisco, CA 94104

CORE VALUE FUND

Charles Schwab & Co. Inc.         101 Montgomery St.                   22.64%
                                  San Francisco, CA 94104

John W. George, Trustee           590 Renaud                            5.88%
John W. George Trust              Grosse Pointe, MI 48236
U/A/D 12/6/90

Asbestos Workers Local            C/O Loomis Sayles & Co. Inc.          6.41%
#84 Pension Fund                  1593 North Woodward, Ste 300
                                  Bloomfield Hills, MI 48304

First Trust NA Trustee            P.O. Box 64010                        7.29%
Green Tree Financial Corp         St. Paul, MN 55164
401K Plan

GLOBAL BOND FUND

San Diego Transit Pension Plan    P.O. Box 2511                         9.54%
                                  San Diego, CA 92112

Northwest Bank MN NA              P.O. Box 1450 NW 8477                18.64%
C/F Desert States UFCW Union      Minneapolis, MN 55480
Employees Pension AC#1327982D

Fleet National Bank TTEE          P.O. Box 92800                       15.92%
Kaman Corp Master Trust Fixed     Rochester, NY 14692
Income Fund U/A/D 10-1-96
Attn A/C# 0004884410

Charles Schwab & Co. Inc.         101 Montgomery St.                   38.58%
                                  San Francisco, CA 94104

GROWTH FUND

Fiduciary Trust Co. Cust          P.O. Box 3199                         6.33%
FBO Scott R. Shoemaker            Church St. Station
                                  New York, NY 10008

Fiduciary Trust Co. Cust          P.O. Box 3199                         5.58%
FBO Charles Grant Shoemaker       Church St. Station
                                  New York, NY 10048

HIGH YIELD FUND

Daniel J. Fuss                    44 Longfellow Road                   32.38%
                                  Wellesley, MA 02181

Charles Schwab & Co. Inc.         101 Montgomery St.                   30.29%

                                                                    PERCENTAGE OF
SHAREHOLDER                       ADDRESS                            SHARES HELD
-----------                       -------                           -------------
                                  San Francisco, CA 94104
Rosemary B. Fuss                  44 Longfellow Road                    12.06%
                                  Wellesley, MA 02181

INTERMEDIATE MATURITY BOND FUND

Charles Schwab & Co. Inc.         101 Montgomery St.                    52.48%
                                  San Francisco, CA 94104

Hawaii Sheet Metal Workers        1405 N. King St. Rm 403               28.00%
Health & Welfare Fund             Honolulu, HI 96817
Pomona College                    Alexander Hall                         7.95%
                                  550 N. College Ave.
                                  Claremont, CA 91711

INTERNATIONAL EQUITY FUND

Charles Schwab & Co. Inc.         101 Montgomery St.                    22.13%
                                  San Francisco, CA 94104

Comerica Bank FBO                 P.O. Box 75000 MC 3446                11.95%
City of Livonia Employee          Detroit, MI 48275
Retirement System A/C 82150B

The Security Mutual Life          200 Centennial Mall North              6.99%
Insurance Co. of                  P.O. Box 82248
Lincoln Nebraska                  Lincoln, NE 68501

INVESTMENT GRADE BOND FUND

Loomis Sayles & Company,
 L.P.                             Attn: Paul Sherba                     43.92%
                                  One Financial Center
                                  Boston, MA 02111

Charles Schwab & Co. Inc.         101 Montgomery St.                    21.57%
                                  San Francisco, CA 94104

Pomona College                    Alexander Hall                         7.23%
                                  550 N. College Ave.
                                  Claremont, CA 91711

MID-CAP GROWTH FUND

Charles Schwab & Co. Inc.         101 Montgomery St.                    82.15%
                                  San Francisco, CA 94104

American National Bank            120 So. LaSalle St.                    9.77%
Howard Siegel or Catherine        Chicago, IL 60603
Siegel Trust

MID-CAP VALUE FUND

Charles Schwab & Co. Inc.         101 Montgomery St.                    41.61%
                                  San Francisco, CA 94104

                                                                      PERCENTAGE OF
SHAREHOLDER                        ADDRESS                             SHARES HELD
-----------                        -------                            -------------
John W. George, Jr. Trustee        590 Renaud                              8.10%
John W. George, Jr. Trust          Grosse Pointe, MI 48236
U/A/D 12/6/90

Carey & Co.                        P.O. Box 1558                           8.04%
C/O Huntington National Bank       Columbus, OH 43260
Attn: Mutual Funds HC1024

MUNICIPAL BOND FUND

John W. George Jr. Trustee         590 Renaud                             19.57%
John W. George Jr. Trust           Grosse Pointe, MI 48236
U/A/D 12/6/90

Ann A. Morris Trustee              General Delivery                       13.90%
Ann A. Morris Trust                Lummi Island, WA 98262

SHORT-TERM BOND FUND

Charles Schwab & Co. Inc.          101 Montgomery St.                     21.30%
                                   San Francisco, CA 94104

George R. Rodrigues, Jr.           1109 Bethel St. Ste. 403                7.92%
Herbert S K Kaopua Sr TTEES        Honolulu, HI 96813
Pamcah-UA Local 675
Health & Welfare DTD 9/1/61

John W. George Jr. Trustee         590 Renaud                              6.51%
John W. George Jr. Trust           Grosse Pointe, MI 48236
U/A/D 12/6/90

NFSC FEBO #179-257206              54 Jemez Canyon Road                   14.63%
Santa Ana Non-Profit

 Enterprise                        Box 9201
                                   Bernalillo, NM 87004

SMALL CAP GROWTH FUND

Charles Schwab & Co. Inc.          101 Montgomery St.                     32.65%
                                   San Francisco, CA 94104

The Community Foundation           456 King St.                           12.59%
Serving Coastal SC                 Charleston, SC 29403

Donaldson Lufkin Jenrette          P.O. Box 2052                           8.32%
Securities Corporation             Jersey City, NJ 07303

Trussal & Co.                      P. O. Box 771072                        6.77%
                                   Detroit, MI 48277

Fifth Third Bank, Trustee          P.O. Box 630074                         6.51%
Catholic Community
 Foundation                        Cincinnati, OH 45263

Covie & Co.                        5101 N. Francisco Ave.                  6.43%
C/O Covenant Trust Co.             Chicago, IL 60625
Carey & Co.                        P.O. Box 1558                           6.28%

                                                                     PERCENTAGE OF
SHAREHOLDER                       ADDRESS                             SHARES HELD
-----------                       -------                            -------------
                                  Columbus, OH 43216

SMALL CAP VALUE FUND

Charles Schwab & Co. Inc.         101 Montgomery St.                     12.41%
                                  San Francisco, CA 94104

Smith Barney Inc.                 333 West 34th St.; 7th Fl.             11.95%
Book Entry Account                New York, NY 10001

STRATEGIC VALUE FUND

Charles Schwab & Co. Inc.         101 Montgomery St.                     79.16%
                                  San Francisco, CA 94104

Pomona College                    Alexander Hall                         11.02%
                                  550 N. College Ave.
                                  Claremont, CA 91711

U.S. GOVERNMENT SECURITIES FUND

Charles Schwab & Co. Inc.         101 Montgomery St.                     68.30%
                                  San Francisco, CA 94104

WORLDWIDE FUND

Charles Schwab & Co. Inc.         101 Montgomery St.                     94.84%
                                  San Francisco, CA 94104

                            RETAIL CLASS SHARES

                                                                  PERCENTAGE OF
SHAREHOLDER                                   ADDRESS              SHARES HELD
-----------                                   -------             -------------
BOND FUND
Reliance Trust Co.                    P.O. Box 48449                   6.09
FBO Clear Channel Comm                Atlanta, GA 30362-1449
401K

CORE VALUE FUND

Charles Schwab & Co. Inc.             101 Montgomery St.              34.15%
                                      San Francisco, CA 94104

Jupiter & Co.                         P.O. Box 9130                   30.11%
C/O Investors Bank & Trust            Boston, MA

NFSC FEBO                             2651 Sleepy Hollow Dr.           7.52%
Stephen M. Keil                       State College, PA 16803

GLOBAL BOND FUND

Charles Schwab & Co. Inc.             101 Montgomery St.              48.00%
Attn. Mutual Fund Dept.               San Francisco, CA 94104

Southwest Securities, Inc.            P.O. Box 509002                 16.05%
FBO First National Bank Edinburg      Dallas, TX 75250

GROWTH FUND
Angelo V. Glorioso                    225 Summit Dr.                  53.34%
                                      Pittsburgh, PA 15238

Charles Schwab & Co. Inc.             101 Montgomery St.              25.88%
Attn. Mutual Fund Dept.               San Francisco, CA 94104

NFSC FEBO                             900 Palisade Ave.               14.49%
FMT CO CUST IRA Rollover              Fort Lee, NJ 07024
Leslie G. Brady

HIGH YIELD FUND

Charles Schwab & Co. Inc.             101 Montgomery St.              33.96%
                                      San Francisco, CA 94104

Charles Schwab & Co. Inc.             101 Montgomery St.              17.12%
                                      San Francisco, CA 94104

METLIFE Defined Contribution Group    72 Eagle Rock Ave.               6.75%
Attn: Peter Hall                      East Hanover, NJ 07936

                                                                 PERCENTAGE OF
SHAREHOLDER                                  ADDRESS              SHARES HELD
-----------                                  -------             -------------

INTERMEDIATE MATURITY BOND FUND
Charles Schwab & Co. Inc.           101 Montgomery St.               89.10%
                                    San Francisco, CA 94104

INTERNATIONAL EQUITY FUND

James Goodman                       1400 Ocean Blvd. Apt. 706N       50.80%
Dorothy Goodman JT TEN              Boca Raton, FL 33432

CIBC Oppenheimer Corp.              P.O. Box 3484                    16.44%
FBO 371-11893-10                    Church St. Station
                                    New York, NY 10008

CIBC Oppenheimer Corp.              P.O. Box 3484                    12.05%
                                    Church St. Station
                                    New York, NY 10008

CIBC Oppenheimer Corp.              P.O. Box 3484                     9.04%
FBO 371-11726-13                    Church St. Station
                                    New York, NY 10008

Charles Schwab & Co. Inc.           101 Montgomery St.                8.97%
                                    San Francisco, CA 94104

Saxon & Co.                         P.O. Box 7780-1888                6.78%
FBO Boes Anna Marie Ilita           Philadelphia, PA 19182

NFSC FEBO #x08-233420               P.O. Box 750633                   5.96%
Bawa N. Mallick                     Forest Hills, NY 11375

CIBC Oppenheimer Corp.              P.O. Box 3484                     5.68%
FBO 324-63220-14                    Church St. Station
                                    New York, NY 10008

CIBC Oppenheimer Corp.              P.O. Box 3484                     5.59%
FBO 371-11854-17                    Church St. Station
                                    New York, NY 10008

CIBC Oppenheimer Corp.              P.O. Box 3484                     5.34%
FBO 392-14139-14                    Church St. Station
                                    New York, NY 10008

CIBC Oppenheimer Corp.              P.O. Box 3484                     5.08%
FBO 324-22271-18                    Church St. Station
                                    New York, NY 10008

INVESTMENT GRADE BOND FUND

Charles Schwab & Co. Inc.           101 Montgomery St.               35.46%
                                    San Francisco, CA 94104

Charles Schwab & Co. Inc.           101 Montgomery St.                5.82%
                                    San Francisco, CA 94104

NFSC FEBO #157-197300               4 Buxton Lane                     5.45%
FBO George D. Dugan                 Riverside, CT 06878

NFSC FEBO #z11-056570               4545 SW 97th Terrace              5.36%
Sappington Revocable Living Trust   Gainesville, FL 32608

                                                                  PERCENTAGE OF
SHAREHOLDER                                 ADDRESS                SHARES HELD
-----------                                 -------               -------------

MID-CAP GROWTH FUND
Jane F. Clark                      140 Enid Ln                        72.78%
                                   Northfield, IL 60093

Charles Schwab & Co. Inc.          101 Montgomery St.                 12.67%
                                   San Francisco, CA 94104

NFSC FEBO #127-599832              306 Hackensack St.                  8.13%
FBO Santo J. Pittsman              Wood Ridge, NJ 07075

MID-CAP VALUE FUND

Charles Schwab & Co. Inc.          101 Montgomery St.                 59.14%
                                   San Francisco, CA 94104

Donaldson Lufkin Jenrette          One Pershing Plaza--7th Fl         25.15%
Securities Corporation Inc.        Jersey City, 07303

SHORT-TERM BOND FUND

Charles Schwab & Co. Inc.          101 Montgomery St.                 45.97%
                                   San Francisco, CA 94104

Donaldson Lufkin Jenrette          P.O. Box 2052                      12.56%
Securities Corporation Inc.        Jersey City, 07303

Charles Schwab & Co. Inc.          101 Montgomery St.                  8.20%
                                   San Francisco, CA 94104

NFSC FEBO #201-528218              245 Tower Rd.                       8.10%
FBO Carmine A. Greco               Lincoln, MA 01773

Donaldson Lufkin Jenrette          P.O. Box 2052                       5.93%
Securities Corporation Inc.        Jersey City, 07303

State Street Bank & Trust Co.      405 S. Yucca Dr.                    5.83%
C/F The IRA of                     Wickenburg, AZ 85390
Roger E. Wakefield

SMALL CAP GROWTH FUND

Charles Schwab & Co. Inc.          101 Montgomery St.                 51.44%
                                   San Francisco, CA 94104

MO Institute of Sports Medicine    621 New Ballas                     32.79%
Profit Sharing Plan & Trust        Suite 101
DTD 5/1/80                         St. Louis, MO 63141

SMALL CAP VALUE FUND

Charles Schwab & Co. Inc.          101 Montgomery St.                 33.74%
                                   San Francisco, CA 94104

                                                                 PERCENTAGE OF
SHAREHOLDER                                  ADDRESS              SHARES HELD
-----------                                  -------             -------------
First Trust National Association   180 East Fifth St.                20.63%
Trustee for United Healthcare      P.O. Box 64488
401K Savings Plan                  St. Paul, MN 55164

Chase Manhattan Bank Trustee       770 Broadway                      19.41%
Metlife Defined Contribution       10th Floor
Group; Attn: Cindy Chu             New York, NY 10003

STRATEGIC VALUE FUND

Lazard Freres & Co. LLC            30 Rockefeller Plaza              95.75%
FBO Catholic Cemetaries            60th Floor
                                   New York, New York

WORLDWIDE FUND

Donaldson Lufkin Jenrette          P.O. Box 2052                     30.85%
Securities Corporation Inc.        Jersey City, 07303

State Street Bank &Trust Co.       235 Arlington Road Apt. 214       28.44%
Custodian for the IRA of           Redwood City, CA 94062
Benjamin T. Ream

Charles Schwab & Co. Inc.          101 Montgomery St.                18.42%
                                   San Francisco, CA 94104

National Investor Services         55 Water St.                       9.77%
Corp.                              New York, NY 10041
FBO Our Customers
Mutual Funds Dept. 32nd Floor

Donaldson Lufkin Jenrette          P.O. Box 2052                      6.17%
Securities Corporation Inc.        Jersey City, 07303

                            ADMIN CLASS SHARES

                                                                    PERCENTAGE OF
SHAREHOLDER                                 ADDRESS                  SHARES HELD
-----------                                 -------                 -------------
BOND FUND
Smith Barney Corp. Trust            Two Tower Center                    99.98%
Smith Barney 401k Adviser           P.O. Box 1063
Group Trust                         E. Brunswick, NJ 08816
                                    San Francisco, CA 94104

SMALL CAP VALUE FUND

Smith Barney Corp. Trust            Two Tower Center                    67.87%
Smith Barney 401k Adviser           P.O. Box 1063
Group Trust                         E. Brunswick, NJ 08816
                                    San Francisco, CA 94104

Merrill Lynch Trust Co.             265 Davidson Ave.                   28.60%
FBO Qualified Retirement
Plans                               Somerset NJ 08873


  To the extent any of the shareholders listed above beneficially owns more than 25% of a Fund, it may be deemed to "control" such Fund.

                    INVESTMENT ADVISORY AND OTHER SERVICES

  Advisory Agreements. Loomis Sayles serves as investment adviser under a separate advisory agreement relating to each of the Bond and High Yield Funds, each dated August 30, 1996, relating to the Growth, Core Value, Small Cap Value, International Equity, Worldwide, Global Bond, U.S. Government Securities, Municipal Bond and Short-Term Bond Funds, each dated August 30, 1996, as amended January 1, 1997, and relating to each of the Small Cap Growth, Mid-Cap Value, Mid-Cap Growth, Strategic Value, Investment Grade Bond, and Intermediate Maturity Bond Funds, each dated December 1, 1996. The advisory agreements relating to each of the Growth, Core Value, Small Cap Value, International Equity, Worldwide, Global Bond, U.S. Government Securities, Municipal Bond and Short-Term Bond Funds were amended effective January 1, 1997, and December 1, 1998, for U.S. Government Securities Fund, solely for the purpose of reducing the fees payable thereunder. Under each advisory agreement, Loomis Sayles manages the investment and reinvestment of the assets of the relevant Fund and generally administers its affairs, subject to supervision by the board of trustees of the Trust. Loomis Sayles furnishes, at its own expense, all necessary office space, facilities and equipment, services of executive and other personnel of the Fund and certain administrative services. For these services, the advisory agreements provide that each Fund shall pay Loomis Sayles a monthly investment advisory fee at the following annual percentage rates of the particular Fund's average daily net assets:

      FUND                                                                 RATE
      ----                                                                 ----
      Growth.............................................................. .50%
      Core Value.......................................................... .50
      Small Cap Value..................................................... .75
      International Equity................................................ .75
      Worldwide........................................................... .75
      Small Cap Growth.................................................... .75
      Mid-Cap Value....................................................... .75
      Mid-Cap Growth...................................................... .75
      Strategic Value..................................................... .50
      Bond................................................................ .60
      High Yield.......................................................... .60
      Global Bond......................................................... .60
      U.S. Government Securities.......................................... .30
      Municipal Bond...................................................... .40
      Short-Term Bond..................................................... .25
      Investment Grade Bond............................................... .40
      Intermediate Maturity Bond.......................................... .40

  During the periods shown below, pursuant to the advisory agreements described above and advisory agreements in effect prior to January 1, 1997 under which fees were payable to Loomis Sayles at the following annual rates by the indicated Funds (expressed as a percentage of average daily net assets): Growth, 0.75%; Core Value, 0.75%; International Equity, 1.00%; Small Cap Value, 1.00%; Bond, 0.60%; Global Bond, 0.75%; Municipal Bond, 0.60%; Short Term Bond, 0.50%; Worldwide, 0.75%; High Yield, 0.60%, Loomis Sayles received the following amount of investment advisory fees from each Fund (before voluntary fee reductions and expense assumptions) and bore the following amounts of fee reductions and expense assumptions for each Fund:

  During the periods shown below, pursuant to the advisory agreement described above and the advisory agreements in effect prior to January 1, 1997, and December 1, 1998, respectively, under which fees were payable to Loomis Sayles at the annual rates of 0.60% prior to January 1, 1997, and the annual rate of 0.40% prior to December 1, 1998, by the U.S. Government Securities Fund.

                         FISCAL YEAR ENDED 12/31/96    FISCAL YEAR ENDED 12/31/97    NINE MONTHS ENDED 9/30/98*
                         ----------------------------- ----------------------------- -----------------------------
                                         FEE WAIVERS                   FEE WAIVERS                   FEE WAIVERS
                           ADVISORY      AND EXPENSE     ADVISORY      AND EXPENSE     ADVISORY      AND EXPENSE
        FUND                 FEES        ASSUMPTIONS       FEES        ASSUMPTIONS       FEES        ASSUMPTIONS
        ----             -------------- -------------- -------------- -------------- -------------- --------------
Growth.................. $      318,602  $          0  $      174,976  $     74,929     $   114,917    $   52,384
Core Value..............        297,001             0         269,200        29,404         264,693        12,673
Small Cap Value.........      1,125,160             0       1,581,667        12,741       1,981,662         5,254
International Equity....        848,205             0         705,111       178,102         451,871       124,877
Worldwide...............         23,335        84,635          55,489       148,392          32,580       112,466
Small Cap Growth**......            N/A           N/A          24,894       170,503          67,049       117,517
Mid-Cap Value**.........            N/A           N/A          18,691       158,363          23,688       117,826
Mid-Cap Growth**........            N/A           N/A          11,993       151,104          11,818       109,517
Strategic Value**.......            N/A           N/A           4,385       144,233           5,321       114,273
Bond....................      2,205,461             0       5,460,675       197,170       6,920,645       112,593
Global Bond.............        119,648        43,855         178,622       123,445         155,995        85,930
US. Government
 Securities.............        130,189        40,922          55,096        87,078          65,031        60,872
Municipal Bond..........         48,518       105,784          34,082       102,318          28,142        77,070
Short-Term Bond.........        100,693        34,987          41,211       143,266          45,845        74,443
High Yield..............          2,544        47,964          34,062       185,981          50,667       141,220
Investment Grade
 Bond**.................            N/A           N/A           8,585       162,568          12,300       119,899
Intermediate Maturity
 Bond**.................            N/A           N/A          17,125       147,955          25,473       122,162

--------

 * The fiscal year-end for each of the Funds has changed to September 30.

** The Small Cap Growth, Mid-Cap Value, Mid-Cap Growth, Strategic Value,
   Investment Grade Bond and Intermediate Maturity Bond Funds commenced investment operations on January 2, 1997.

  The Trust pays the compensation of its trustees who are not directors, officers or employees of Loomis Sayles or its affiliates (other than registered investment companies); registration, filing and other fees in connection with requirements of regulatory authorities; all charges and expenses of its custodian and transfer agent; the charges and expenses of its independent accountants; all brokerage commissions and transfer taxes in connection with portfolio transactions; all taxes and fees payable to governmental agencies; the cost of any certificates representing shares of the Funds; the expenses of meetings of the shareholders and trustees of the Trust; the charges and expenses of the Trust's legal counsel; interest on any borrowings by the Funds; the cost of services, including services of counsel, required in connection with the preparation of, and the cost of printing, the Trust's registration statements and prospectuses, including amendments and revisions thereto, annual, semiannual and other periodic reports of the Trust, and notices and proxy solicitation material furnished to shareholders or regulatory authorities, to the extent that any such materials relate to the Trust or its shareholders; and the Trust's expenses of bookkeeping, accounting, auditing and financial reporting, including related clerical expenses.

  Under each advisory agreement, if the total ordinary business expenses of a Fund or the Trust as a whole for any fiscal year exceed the lowest applicable limitation (based on percentage of average net assets or income) prescribed by any state in which the shares of the Fund or the Trust are qualified for sale, Loomis Sayles shall pay such excess. Loomis Sayles will not be required to reduce its fee or pay such expenses to an extent or under circumstances which would result in any Fund's inability to qualify as a regulated investment company under the Code. The term "expenses" is defined in the advisory agreements or in relevant state regulations and excludes brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses.

  As described in the Prospectus, Loomis Sayles has agreed to certain additional, voluntary arrangements to limit Fund expenses. These arrangements may be modified or terminated by Loomis Sayles at any time.

  Each advisory agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the Trustees who are not "interested persons" of the Trust, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to an advisory agreement must be approved by vote of a majority of the outstanding voting securities of the relevant Fund and by vote of a majority of the Trustees who are not such interested persons, cast in person at a meeting called for the purpose of voting on such approval. Each agreement may be terminated without penalty by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the relevant Fund, upon sixty days' written notice, or by Loomis Sayles upon ninety days' written notice, and each terminates automatically in the event of its assignment. In addition, each agreement will automatically terminate if the Trust or the Fund shall at any time be required by Loomis Sayles to eliminate all reference to the words "Loomis" and "Sayles" in the name of the Trust or the Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the relevant Fund and by a majority of the Trustees who are not interested persons of the Trust or Loomis Sayles.

  Each advisory agreement provides that Loomis Sayles shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

  Loomis Sayles acts as investment adviser or subadviser to New England Value Fund, New England Strategic Income Fund, New England Star Advisers Fund; New England Star Small Cap Fund and New England Balanced Fund, which are series of New England Funds Trust I, a registered open- end management investment company, New England High Income Fund, a series of New England Fund Trust II, a registered, open-end management investment company, New England Equity Income Fund, a series of New England Funds Trust III, a registered open-end management investment company, and to the Balanced Series and the Small Cap Series of New England Zenith Fund, which is also a registered open-end management investment company, as well as to Loomis Sayles Investment Trust, also a registered open-end management investment company. Loomis Sayles also provides investment advice to certain other open-end management investment companies and numerous other corporate and fiduciary clients.

  The general partner of Loomis Sayles is a special purpose corporation that is an indirect wholly-owned subsidiary of Nvest Companies, L.P. ("Nvest Companies"). Nvest Companies' managing general partner, Nvest Corporation, is a direct wholly-owned subsidiary of Metropolitan Life Insurance Company ("Met Life"), a mutual life insurance company. Nvest Companies' advising general partner, Nvest L.P., is a publicly traded company listed on the New York Stock Exchange. Nvest Corporation is the sole general partner of Nvest L.P.

  Certain officers and trustees of the Trust also serve as officers, directors and trustees of other investment companies and clients advised by Loomis Sayles. The other investment companies and clients sometimes invest in securities in which the Funds also invest. If a Fund and such other investment companies or clients desire to buy or sell the same portfolio securities at the same time, purchases and sales may be allocated, to the extent practicable, on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities which a Fund purchases or sells. In other cases, however, it is believed that these practices may benefit the Funds. It is the opinion of the trustees that the desirability of retaining Loomis Sayles as adviser for the Funds outweighs the disadvantages, if any, which might result from these practices.

  Distribution Agreement and Rule 12b-1 Plans. Under an agreement with the Trust (the "Distribution Agreement"), Loomis Sayles Distributors, L.P. serves as the general distributor of each class of shares of the Funds. Under this agreement, Loomis Sayles Distributors, L.P. is not obligated to sell a specific number of shares. Loomis Sayles Distributors, L.P. bears the cost of making information about the Funds available through advertising and other means and the cost of printing and mailing prospectuses to persons other than shareholders. The Funds pay the cost of registering and qualifying their shares under state and federal securities laws and the distribution of prospectuses to existing shareholders.

  As described in the Prospectuses, the Funds (other than the U.S. Government Securities and Municipal Bond Funds) have adopted Rule 12b-1 plans ("Plans") for their Retail Class shares. The Bond and Small Cap Value

Funds have adopted Plans for their Admin Class shares. The Plans, among other things, permit the relevant classes of the Funds to pay the Funds' distributor (currently Loomis Sayles Distributors, L.P.) monthly fees, at annual rates not exceeding 0.25% of the assets of the Retail Class and Admin Class respectively. Pursuant to Rule 12b-1 under the 1940 Act, each Plan (together with the Distribution Agreement) was approved by the board of trustees, including a majority of the trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operations of the Plan or the Distribution Agreement (the "Independent Trustees").

  Each Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the relevant class of shares of the Fund to which the Plan relates. Each Plan may be amended by vote of the trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose. Any change in any Plan that would materially increase the fees payable thereunder by the Retail Class or Admin Class shares of a Fund requires approval of the Retail Class or Admin Class shareholders of that Fund. The Trust's trustees review quarterly written reports of such costs and the purposes for which such costs have been incurred. Each Plan provides that, for so long as that Plan is in effect, selection and nomination of those trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons.

  The Distribution Agreement may be terminated at any time with respect to a Fund on 60 days' written notice without payment of any penalty by the Trust or by vote of a majority of the outstanding voting securities of that Fund or by vote of a majority of the Independent Trustees.

  The Distribution Agreement and the Plans will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the entire board of trustees and (ii) by the vote of a majority of the Independent Trustees, in each case cast in person at a meeting called for that purpose.

  Custodial Arrangements. State Street Bank and Trust Company ("State Street Bank"), Boston, Massachusetts 02102, is the Trust's custodian. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to the Funds and, in such capacity, is the registered owner of securities held in book entry form belonging to the Funds. Upon instruction, State Street Bank receives and delivers cash and securities of the Funds in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Funds and calculates the total net asset value, total net income and net asset value per share of each Fund on a daily basis.

  Independent Accountants. The Fund's independent accountants are PricewaterhouseCoopers LLP, One Post Office Square, Boston, Massachusetts. PricewaterhouseCoopers LLP conducts an annual audit of the Trust's financial statements, assists in the preparation of the Funds' federal and state income tax returns and consults with the Funds as to matters of accounting and federal and state income taxation. The information under the caption "Financial Highlights" included in the Prospectus has been so included, and the financial statements incorporated by reference herein from the Fund's 1998 Annual Report have been so incorporated, in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

  In placing orders for the purchase and sale of portfolio securities for each Fund, Loomis Sayles always seeks the best price and execution. Transactions in unlisted securities are carried out through broker-dealers who make the primary market for such securities unless, in the judgment of Loomis Sayles, a more favorable price can be obtained by carrying out such transactions through other brokers or dealers.

  Loomis Sayles selects only brokers or dealers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Loomis Sayles will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. The Funds, other than the International Equity and Worldwide Funds, will not pay a broker a commission at a higher rate than otherwise available for the same transaction in recognition of the value of research services provided by the broker or in recognition of the value of any other services provided by the broker which do not contribute to the best price and execution of the transaction.

  Receipt of research services from brokers may sometimes be a factor in selecting a broker which Loomis Sayles believes will provide best price and execution for a transaction. These research services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce Loomis Sayles' expenses. Such services may be used by Loomis Sayles in servicing other client accounts and in some cases may not be used with respect to the Funds. Receipt of services or products other than research from brokers is not a factor in the selection of brokers.

  International Equity and Worldwide Funds. In placing orders for the purchase and sale of securities for the International Equity and Worldwide Funds, Loomis Sayles follows the same policies as for the other Funds, except that Loomis Sayles may cause the International Equity and Worldwide Funds to pay a broker-dealer that provides brokerage and research services to Loomis Sayles an amount of commission for effecting a securities transaction for those Funds in excess of the amount another broker-dealer would have charged for effecting that transaction. Loomis Sayles must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or Loomis Sayles' overall responsibilities to the Trust and its other clients. Loomis Sayles's authority to cause the International Equity and Worldwide Funds to pay such greater commissions is also subject to such policies as the Trustees of the Trust may adopt from time to time.

  The following three tables set forth, for the 1996 and 1997 fiscal years and the 1998 fiscal period (January 1, 1998 through September 30, 1998), respectively, (1) the aggregate dollar amount of brokerage commissions paid on portfolio transactions during such period, (2) the dollar amount of transactions on which brokerage commissions were paid during such period that were directed to brokers providing research services ("directed transactions") and (3) the dollar amount of commissions paid on directed transactions during such period. Funds not listed in a table did not pay brokerage commissions during the relevant period.

                   FISCAL YEAR ENDED DECEMBER 31, 1996

                                               (1)                      (3)
                                            AGGREGATE      (2)      COMMISSIONS
                                            BROKERAGE    DIRECTED   ON DIRECTED
      FUND                                 COMMISSIONS TRANSACTIONS TRANSACTIONS
      ----                                 ----------- ------------ ------------
      Growth.............................. $   81,708  $ 97,799,290  $   81,708
      Core Value.......................... $   64,033  $ 17,907,024  $   28,782
      Small Cap Value..................... $  248,992  $ 15,896,278  $   45,316
      International Equity................ $1,002,393  $257,530,857  $1,002,393
      Worldwide........................... $    9,631  $          0  $        0

                      FISCAL YEAR ENDED DECEMBER 31, 1997

                                               (1)                      (3)
                                            AGGREGATE      (2)      COMMISSIONS
                                            BROKERAGE    DIRECTED   ON DIRECTED
      FUND                                 COMMISSIONS TRANSACTIONS TRANSACTIONS
      ----                                 ----------- ------------ ------------
      Growth.............................. $   81,395  $          0  $        0
      Core Value.......................... $   81,471  $          0  $        0
      Small Cap Value..................... $  579,295  $          0  $        0
      International Equity................ $  759,784  $220,336,814  $  759,784
      Worldwide........................... $    9,953  $  4,261,122  $      697

                     NINE MONTHS ENDED SEPTEMBER 30, 1998

                                               (1)                      (3)
                                            AGGREGATE      (2)      COMMISSIONS
                                            BROKERAGE    DIRECTED   ON DIRECTED
      FUND                                 COMMISSIONS TRANSACTIONS TRANSACTIONS
      ----                                 ----------- ------------ ------------

                           DESCRIPTION OF THE TRUST

  The Trust, registered with the SEC as a diversified open-end management investment company, is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (the "Declaration of Trust") dated February 20, 1991.

  The Declaration of Trust currently permits the trustees to issue an unlimited number of full and fractional shares of each series. Each share of each Fund represents an equal proportionate interest in such Fund with each other share of that Fund and is entitled to a proportionate interest in the dividends and distributions from that Fund. The shares of each Fund do not have any preemptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of that Fund are entitled to share pro rata in the net assets of that Fund available for distribution to shareholders. The Declaration of Trust also permits the trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

  The assets received by each Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that Fund. The underlying assets are segregated and are charged with the expenses with respect to that Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of each Fund, certain expenses may be legally chargeable against the assets of all Funds.

  The Declaration of Trust also permits the trustees, without shareholder approval, to subdivide any series of shares or Fund into various classes of shares with such dividend preferences and other rights as the trustees may designate. Shares of each Fund (other than the U.S. Government Securities and Municipal Bond Funds) are currently divided into two classes, designated Retail Class and Institutional Class. Additionally, the Bond Fund and Small Cap Value Fund offer a third class of shares designated the Admin Class. The trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios. Shareholders' investments in such an additional or merged portfolio would be evidenced by a separate series of shares (i.e., a new "Fund").

  The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or any Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of each Fund affected. The Declaration of Trust further provides that the trustees may also terminate the Trust or any Fund upon written notice to the shareholders. As a matter of policy, however, the trustees will not terminate the Trust or any Fund without submitting the matter to a vote of the shareholders of the Trust or the relevant Fund.

VOTING RIGHTS

  As summarized in the Prospectus, shareholders are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided in the Declaration of Trust) on the election of trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

  The Declaration of Trust provides that on any matter submitted to a vote of all Trust shareholders, all Trust shares entitled to vote shall be voted together irrespective of series or sub-series unless the rights of a particular series or sub-series would be adversely affected by the vote, in which case a separate vote of that series or sub-series shall also be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-2 under the 1940 Act provides in effect that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are substantially identical or that the matter does not affect any interest of such class. On matters affecting an individual series, only shareholders of that series are entitled to vote. Consistent with the current position of the SEC, shareholders of all series vote together, irrespective of series, on the election of trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory agreement relating to that series.

  There will normally be no meetings of shareholders for the purpose of electing trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the board of trustees, less than two-thirds of the trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

  Upon written request by the holders of shares having a net asset value constituting 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

  Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Voting rights are not cumulative.

  No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, change or eliminate the par value of any shares (currently all shares have no par value).

SHAREHOLDER AND TRUSTEE LIABILITY

  Under Massachusetts law shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund of which they are shareholders. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of each Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

  The Declaration of Trust further provides that the trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the trustees and officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that such action was in or not opposed to the best interests of the Trust. No officer or trustee may be indemnified against any liability to the Trust or the Trust's shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

HOW TO BUY SHARES

  The procedures for purchasing shares of each Fund are summarized in the Prospectus under "How to Purchase Shares."

NET ASSET VALUE

  The net asset value of the shares of each Fund is determined by dividing that Fund's total net assets (the excess of its assets over its liabilities) by the total number of shares of the Fund outstanding and rounding to the nearest cent. Such determination is made as of the close of regular trading on the New York Stock Exchange on each day on which that Exchange is open for unrestricted trading, and no less frequently than once daily on each day during which there is sufficient trading in a Fund's portfolio securities that the value of that Fund's shares might be materially affected. During the 12 months following the date of this Statement of Additional Information, the New York Stock Exchange is expected to be closed on the following weekdays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Equity securities listed on an established securities exchange or on the Nasdaq National Market System are normally valued at their last sale price on the exchange where primarily traded or, if there is no reported sale during the day, and in the case of over-the-counter securities not so listed, at the last bid price. Long-term debt securities are valued by a pricing service, which determines valuations of normal institutional-size trading units of long-term debt securities. Such valuations are determined using methods based on market transactions for comparable securities and on various relationships between securities which are generally recognized by institutional traders. Other securities for which current market quotations are not readily available (including restricted securities, if any) and all other assets are taken at fair value as determined in good faith by the board of trustees, although the actual calculations may be made by persons acting pursuant to the direction of the board.

  Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of regular trading on the New York Stock Exchange. Occasionally, events affecting the value of foreign fixed income securities and of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, which events will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of any Fund's portfolio securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or in accordance with procedures approved by the trustees.

                             SHAREHOLDER SERVICES

OPEN ACCOUNTS

  A shareholder's investment in any Fund is automatically credited to an open account maintained for the shareholder by Boston Financial Data Services, Inc. ("BFDS"), the shareholder servicing agent for State Street Bank. Certificates representing shares are issued only upon written request to BFDS but are not issued for fractional shares. Following each transaction in the account, a shareholder will receive an account statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each fiscal year BFDS will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. This should be retained as a permanent record. Shareholders will be charged a fee for duplicate information.

  The open account system permits the purchase of full and fractional shares and, by making the issuance and delivery of certificates representing shares unnecessary, eliminates the problems of handling and safekeeping certificates, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates.

  The costs of maintaining the open account system are borne by the Trust, and no direct charges are made to shareholders. Although the Trust has no present intention of making such direct charges to shareholders, it reserves the right to do so. Shareholders will receive prior notice before any such charges are made.

SYSTEMATIC WITHDRAWAL PLAN

  A Systematic Withdrawal Plan, referred to in the Prospectus under "Shareholder Services--Systematic Withdrawal Plan," provides for monthly, quarterly, semiannual or annual withdrawal payments of $50 or more from the account of an eligible shareholder, as provided therein, provided that the account has a value of at least $25,000 at the time the plan is established.

  Payments will be made either to the shareholder or to any other person designated by the shareholder. If payments are issued to an individual other than the registered owner(s), a signature guarantee will be required on the Plan application. All shares in an account that is subject to a Systematic Withdrawal Plan must be held in an open account rather than in certificated form. Income dividends and capital gain distributions will be reinvested at the net asset value determined as of the close of regular trading on the New York Stock Exchange on the record date for the dividend or distribution.

  Since withdrawal payments represent proceeds from liquidation of shares, the shareholder should recognize that withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, the shareholder should consider whether a Systematic Withdrawal Plan and the specified amounts to be withdrawn are appropriate in the circumstances. The Fund makes no recommendations or representations in this regard. It may be appropriate for the shareholder to consult a tax adviser before establishing such a plan. See "Redemptions" and "Income Dividends, Capital Gain Distributions and Tax Status" below for certain information as to federal income taxes.

EXCHANGE PRIVILEGE

  Shareholders may redeem their shares of any Fund and have the proceeds applied on the same day to purchase shares of any other Fund or of New England Cash Management Trust or New England Tax Exempt Money Market Trust. [Exchange of shares of the High Yield Fund purchased within one year of such exchanges will be subject to a redemption fee of 2.00% of the amount exchanged. For purposes of determining whether a redemption fee is payable with respect to shares of the High Yield Fund purchased by exchange of shares of another fund, the one-year period shall be deemed to begin on the date of such purchase by exchange. This option is summarized in the Prospectus under "Shareholder Services--Free Exchange Privilege."]

  Exchanges may be effected by (1) making a telephone request by calling 800-626-9390, provided that a special authorization form is on file with BFDS, or
(2) sending a written exchange request to BFDS accompanied by an account application for the appropriate fund. The Trust reserves the right to modify this exchange privilege without prior notice. An exchange constitutes a sale of the shares for federal income tax purposes on which the investor may realize a capital gain or loss.

IRAS

  Under "Shareholder Services--Retirement Plans," the Prospectus refers to IRAs established under a prototype plan made available by Loomis Sayles. These plans may be funded with shares of any Fund, although it is expected that shares of the Municipal Bond Fund would ordinarily not be an appropriate investment for these plans.

  All income dividends and capital gain distributions of plan participants must be reinvested. Plan documents and further information can be obtained from Loomis Sayles.

  Check with your financial or tax adviser as to the suitability of Fund shares for your retirement plan.

REDEMPTIONS

  The procedures for redemption of Fund shares are summarized in the Prospectus under "How to Redeem Shares."

  Except as noted below, signatures on redemption requests must be guaranteed by commercial banks, trust companies, savings associations, credit unions or brokerage firms that are members of domestic securities exchanges. Signature guarantees by notaries public are not acceptable. However, as noted in the Prospectus, a signature guarantee will not be required if the proceeds of the redemption do not exceed $50,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address.

  If a shareholder selects the telephone redemption service in the manner described in the next paragraph, Fund shares may be redeemed by making a telephone call directly to BFDS at 800-626-9390. When a telephonic redemption request is received, the proceeds are wired to the bank account previously chosen by the shareholder and a nominal wire fee (currently $5.00) is deducted. Telephonic redemption requests must be received by BFDS prior to the close of regular trading on the New York Stock Exchange on a day when the Exchange is open for business. Requests made after that time or on a day when the New York Stock Exchange is not open for business cannot be accepted by BFDS and a new request will be necessary.

  In order to redeem shares by telephone, a shareholder must either select this service when completing the Fund application or must do so subsequently in writing. When selecting the service, a shareholder must designate a bank account to which the redemption proceeds should be wired. Any change in the bank account so designated must be made by furnishing to BFDS a written request with a signature guarantee. Telephone redemptions may only be made if an investor's bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Trust, BFDS, Loomis Sayles Distributors, L.P. and State Street Bank are not responsible for the authenticity of withdrawal instructions received by telephone.

  The redemption price will be the net asset value per share next determined after the redemption request and any necessary special documentation are received by BFDS in proper form, less, in the case of the High Yield Fund, a redemption fee of 2.00% of the amount redeemed with respect to shares of that Fund redeemed within one (1) year of purchase, if applicable. Proceeds resulting from a written redemption request will normally be mailed to the shareholder within seven days after receipt of a request in good order. Telephonic redemption proceeds will normally be wired on the first business day following receipt of a proper redemption request. In those cases where a shareholder has recently purchased shares by check and the check was received less than fifteen days prior to the redemption request, the Fund may withhold redemption proceeds until the check has cleared.

  Each Fund will normally redeem shares for cash; however, each Fund reserves the right to pay the redemption price wholly or partly in kind if the board of trustees of the Trust determines it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the Trust at the beginning of such period.

  A redemption constitutes a sale of the shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See "Income Dividends, Capital Gain Distributions and Tax Status."

          INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS

  As described in the Prospectus under "Dividends, Capital Gain Distributions and Taxes" it is the policy of each Fund to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized capital gains, if any, after offsetting any capital loss carryovers.

  Income dividends and capital gain distributions are payable in full and fractional shares of the particular Fund based upon the net asset value determined as of the close of regular trading on the New York Stock Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to BFDS. In order for a change to be in effect for any dividend or distribution, it must be received by BFDS on or before the record date for such dividend or distribution.

  As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.

  Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order so to qualify and to qualify for the favorable tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its tax-exempt income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, U.S. government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer; and (iv) at the end of each fiscal quarter, not more than 25% of its assets invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses. To the extent it qualifies for treatment as a regulated investment company, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.

  An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Fund so elects) plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

  Shareholders of each Fund will be subject to federal income taxes on distributions made by the Fund (other than "exempt-interest dividends" paid by the Municipal Bond Fund, as described in the Prospectus) whether received in cash or additional shares of the Fund. Distributions by each Fund of net income and short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions designated by a Fund as deriving from net gains on securities held for more than one year will be taxable to shareholders as long-term capital gain (generally taxed at a rate of 20% for noncorporate shareholders), without regard to how long a shareholder has held shares of the Fund.

  Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

  The International Equity, Worldwide and Global Bond Funds each may be eligible to make an election under Section 853 of the Code so that its shareholders will be able to claim a credit or deduction on their income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the relevant Fund to foreign countries. The ability of shareholders of the Fund to claim a foreign tax credit is subject to certain limitations imposed by Section 904 of the Code, which in general limit the amount of foreign tax that may be used to reduce a shareholder's U.S. tax liability to that amount of U.S. tax which would be imposed on the amount and type of income in respect of which the foreign tax was paid. In addition, a shareholder must hold shares of the Fund (without protection from risk of loss) on the ex-dividend date and for at least 16 days during the 30-day period beginning on the date that is 15 days before the ex-dividend date in order to be eligible to claim a foreign credit for his or her share of these foreign taxes. A shareholder who for U.S. income tax purposes claims a foreign tax credit in respect of Fund distributions may not claim a deduction for foreign taxes paid by the Fund, regardless of whether the shareholder itemizes deductions. Also, under Section 63 of the Code, no deduction for foreign taxes may be claimed by shareholders who do not itemize deductions on their federal income tax returns. It should also be noted that a tax-exempt shareholder, like other shareholders, will be required to treat as part of the amounts distributed to it a pro rata portion of the income taxes paid by the Fund to foreign countries. However, that income will generally be exempt from United States taxation by virtue of such shareholder's tax-exempt status and such a shareholder will not be entitled to either a tax credit or a deduction with respect to such income. The International Equity, Worldwide and Global Bond Funds will notify shareholders each year of the amount of dividends and distributions and the shareholder's pro rata share of qualified taxes paid by each such Fund to foreign countries.

  Each Fund's transactions, if any, in foreign currencies are likely to result in a difference between the Fund's book income and taxable income. This difference may cause a portion of the Fund's income distributions to constitute a return of capital for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company.

  Investment by a Fund in "passive foreign investment companies" could subject the Fund to U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

  If a Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

  A Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

  Generally a Fund may designate dividends eligible for the dividends-received deduction only to the extent that such dividends are derived from dividends paid to the Fund with respect to which Fund could have taken the dividends-received deduction if it had been a regular corporation. The dividends-received deduction is not available to non-corporate shareholders, Subchapter S corporations or corporations who do not hold their shares for at least 46 days during the 90-day period beginning on the date that is 45 days before the ex-dividend date.

  Redemptions and exchanges of each Fund's shares are taxable events and, accordingly, shareholders may realize gains and losses on these transactions. In general, any gain realized upon a taxable disposition of shares will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. However, if a shareholder sells Fund shares at a loss within six months after purchasing the shares, the loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within 30 days prior to the sale of the loss shares or 30 days after such sale.

  [At December 31, 1997, the Short-Term Bond Fund had a net tax basis capital loss carryforward of approximately $418,097 which may be applied against any realized net taxable gains of each succeeding year until fully utilized or expiration of $129,507 of such loss carryforward on December 31, 2002, and $288,590 of such loss carryforward on December 31, 2003, whichever occurs first.]

  [At December 31, 1997, the U.S. Government Securities Fund had a net tax basis capital loss carryforward of approximately $915,332 which may be applied against any realized net taxable gains of each succeeding year until fully utilized or expiration of $177,989 of such loss carryforward on December 31, 2002, and $737,343 of such loss carryforward on December 31, 2003, whichever occurs first.]

  The foregoing is a general and abbreviated summary of the applicable provisions of the Code and regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action.

  Dividends and distributions also may be subject to foreign, state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, foreign, or local taxes.

  The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty). The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding tax rules. The new regulations will generally be effective for payments made on or after January 1, 1999 (although transition rules will apply). In some circumstances, the new rules will increase the certification and filing requirements imposed on foreign investors in order to qualify

  The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty). The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding tax rules. The new regulations will generally be effective for payments made on or after January 1, 1999 (although transition rules will apply). In some circumstances, the new rules will increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 31% back-up withholding tax and for reduced withholding tax rates under income tax treaties. Foreign investors in each Fund should consult their advisors with respect to the potential application of these new regulations.

                             FINANCIAL STATEMENTS

  The financial statements of each Fund included in the Trust's 1998 Annual Report, filed with the Securities and Exchange Commission on November 24, 1998, are incorporated by reference to such Report.

                     CALCULATION OF YIELD AND TOTAL RETURN

  Yield. Yield with respect to a Fund will be computed by dividing such Fund's net investment income for a recent 30-day period by the maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The Funds' yields will vary from time to time depending upon market conditions, the composition of the Funds' portfolios and operating expenses of the Trust allocated to each Fund. These factors, and possible differences in the methods used in calculating yield, should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Funds' shares and to the relative risks associated with the investment objectives and policies of the Funds.

  At any time in the future, yields may be higher or lower than past yields and there can be no assurance that any historical results will continue.

  Investors in the Funds are specifically advised that the net asset value per share of each Fund may vary, just as yields for each Fund may vary. An investor's focus on yield to the exclusion of the consideration of the value of shares of that Fund may result in the investor's misunderstanding the total return he or she may derive from that Fund.

  Total Return. Total Return with respect to a Fund is a measure of the change in value of an investment in such Fund over the period covered, and assumes any dividends or capital gains distributions are reinvested immediately, rather than paid to the investor in cash. The formula for total return used herein includes four steps: (1) adding to the total number of shares purchased through a hypothetical $1,000 investment in the Fund all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period;
(3) assuming redemption at the end of the period; and (4) dividing the resulting account value by the initial $1,000 investment.

                            PERFORMANCE COMPARISONS

  Yield and Total Return. Each Fund may from time to time include its total return information in advertisements or in information furnished to present or prospective shareholders. Each of the Bond, Global Bond, U.S. Government Securities, Municipal Bond, Short-Term Bond, Investment Grade Bond, Intermediate Maturity Bond, High Yield and Worldwide Funds may from time to time include the yield and/or total return of its shares in advertisements or information furnished to present or prospective shareholders. Each Fund may from time to time include in advertisements or information furnished to present or prospective shareholders (i) the ranking of performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, Inc. or Micropal, Inc. as having similar investment objectives, (ii) the rating assigned to the Fund by Morningstar, Inc. based on the Fund's risk-adjusted performance relative to other mutual funds in its broad investment class, and/or (iii) the ranking of performance figures relative to such figures for mutual funds in its general investment category as determined by CDA/Weisenberger's Management Results.

  Volatility. Each Fund may quote various measures of its volatility and benchmark correlation. In addition, a Fund may compare these measures to those of other funds and indices. Measures of volatility seek to compare a Fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate the extent to which a Fund's returns change in ways similar to those of the benchmark. All measures of volatility and correlation are calculated using averages of historical data. Each Fund may utilize charts and graphs to present a Fund's volatility and average annual total return. Each Fund may also discuss or illustrate examples of interest rate sensitivity.

  Lipper Analytical Services, Inc. distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

  Micropal, Inc. distributes mutual fund rankings weekly and monthly. The rankings are based upon performance calculated by Micropal, generally reflecting changes in net asset value that can be adjusted for the reinvestment of capital gains and dividends. If deemed appropriate by the user, performance can also reflect deductions for sales charges. Micropal rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year and 10-year performance. Micropal classifies mutual funds by investment objective and asset category.

  Morningstar, Inc. distributes mutual fund ratings monthly. The ratings are divided into five groups: highest, above average, neutral, below average and lowest. They represent a fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar, Inc. Morningstar ratings cover a variety of performance periods, including 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investor Service, Inc.

  CDA/Weisenberger's Management Results publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

  Performance information may also be used to compare the performance of the Fund to certain widely acknowledged standards or indices for stock and bond market performance, such as those listed below.

  Consumer Price Index. The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services in major expenditure groups.

  Dow Jones Industrial Average. The Dow Jones Industrial Average is a market value-weighted and unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange.

  Lehman Brothers Government/Corporate Bond Index. The Lehman Brothers Government/Corporate Bond Index is an index of publicly issued U.S. Treasury obligations, debt obligations of U.S. government agencies (excluding mortgage-backed securities), fixed-rate, non-convertible, investment-grade corporate debt securities and U.S. dollar-denominated, SEC-registered non-convertible debt issued by foreign governmental entities or international agencies used as a general measure of the performance of fixed-income securities.

  Lehman Brothers 1-3 Year Government Index. The Index contains fixed rate debt issues of the U.S. government or its agencies rated investment grade or higher with at least one year maturity and an outstanding par value of at least $100 million for U.S. government issues.

  Lehman Brothers Government Bond Index. The Lehman Brothers Government Bond Index is composed of all publicly issued, nonconvertible, domestic debt of the U.S. government or any of its agencies, quasi-federal corporations, or corporate debt guaranteed by the U.S. government.

  Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is computed from the prices of approximately 21,000 bonds consisting of roughly 30% revenue bonds, 30% government obligation bonds, 27% insured bonds and 13% prerefunded bonds.

  MSCI-EAFE Index. The MSCI-EAFE Index contains over 1000 stocks from 20 different countries with Japan (approximately 50%), United Kingdom, France and Germany being the most heavily weighted.

  MSCI-EAFE ex-Japan Index. The MSCI-EAFE ex-Japan Index consists of all stocks contained in the MSCI-EAFE Index, other than stocks from Japan.

  Merrill Lynch Government/Corporate Index. The Merrill Lynch
Government/Corporate Index is a composite of approximately 4,900 U.S. government and corporate debt issues with at least $25 million outstanding, greater than one year maturity, and credit ratings of investment grade or higher.

  Merrill Lynch High Yield Index. The Merrill Lynch High Yield Index includes over 750 issues and represents public debt greater than $10 million (original issuance rated BBB/BB and below).

  Russell 2000 Index. The Russell 2000 Index is comprised of the 2000 smallest of the 3000 largest U.S.-domiciled corporations, ranked by market capitalization.

  Salomon Brothers World Government Bond Index. The Salomon Brothers World Government Bond Index includes a broad range of institutionally-traded fixed-rate government securities issued by the national governments of the nine countries whose securities are most actively traded. The index generally excludes floating- or variable-rate bonds, securities aimed principally at non-institutional investors (such as U.S. Savings Bonds) and private-placement type securities.

  Standard & Poor's/Barra Growth Index. The Standard & Poor's/Barra Growth Index is constructed by ranking the securities in the S&P 500 by price-to-book ratio and including the securities with the highest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500.

  Standard & Poor's/Barra Value Index. The Standard & Poor's/Barra Value Index is constructed by ranking the securities in the S&P 500 by price-to-book ratio and including the securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500.

  Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"). The S&P 500 is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the

New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange. The S&P 500 is the most common index for the overall U.S. stock market.

  From time to time, articles about the Funds regarding performance, rankings and other characteristics of the Funds may appear in publications including, but not limited to, the publications included in Appendix A. In particular, some or all of these publications may publish their own rankings or performance reviews of mutual funds, including the Funds. References to or reprints of such articles may be used in the Funds' promotional literature. References to articles regarding personnel of Loomis Sayles who have portfolio management responsibility may also be used in the Funds' promotional literature. For additional information about the Funds' advertising and promotional literature, see Appendix B.

                              INSTITUTIONAL CLASS

                               PERFORMANCE DATA*

  The manner in which total return and yield of the Funds will be calculated for public use is described above. The table summarizes the calculation of total return and yield for Institutional Class shares of the Funds, where applicable, (i) for the one-year period ended September 30, 1998, (ii) for the three-year period ended September 30, 1998, (iii) the five-year period ended September 30, 1998, and (iv) since the modified inception and (v) since actual inception (May, 1991 for all Funds other than the High Yield, Intermediate Maturity Bond, Investment Grade Bond, Mid-Cap Growth, Mid-Cap Value, Short-Term Bond, Small Cap Growth, Strategic Value, and Worldwide Funds, December 31, 1996 for the Intermediate Maturity Bond, Investment Grade Bond, Mid-Cap Growth, Mid-Cap Value, Small Cap Growth and Strategic Value Funds, August, 1992 for the Short-Term Bond Fund, May, 1996 for the Worldwide Fund and September, 1996 for the High Yield Fund) through December 31, 1997.

                                           AVERAGE ANNUAL TOTAL RETURN
                         ----------------------------------------------------------------
                                             FOR THE
                                    FOR THE  THREE-                  FROM        FROM
                          CURRENT   ONE-YEAR  YEAR      FOR THE    MODIFIED     ACTUAL
                            SEC      PERIOD  PERIOD    FIVE-YEAR   INCEPTION INCEPTION***
                           YIELD     ENDED    ENDED     PERIOD      THROUGH    THROUGH
                         AT 9/30/98 9/30/98  9/30/98 ENDED 9/30/98 9/30/98**   9/30/98
                         ---------- -------- ------- ------------- --------- ------------
FUND
Growth..................      NA     (9.92)%  11.36%     11.28%     12.04 %    12.94 %
Core Value..............      NA     (5.39)%  15.92%     15.89%     13.90 %    14.63 %
Small Cap Value.........      NA    (18.32)%  12.51%     11.13%     16.17 %    16.39 %
International Equity....      NA    (14.60)%   3.14%      5.96%      6.88 %     6.75 %
Worldwide...............      NA    (17.84)%     NA         NA      (0.04)%     0.33 %
Mid-Cap Growth..........      NA    (10.75)%     NA         NA       6.80 %     6.80 %
Mid-Cap Value...........      NA    (13.03)%     NA         NA       5.90 %     5.90 %
Small Cap Growth........      NA    (17.37)%     NA         NA       2.10 %     2.10 %
Strategic Value.........      NA    (18.40)%     NA         NA       3.71 %     3.71 %
Bond....................    8.47%    (0.41)%   9.44%      9.98%     12.55 %    12.41 %
Global Bond.............    6.37%    (2.29)%   8.55%      6.57%      8.45 %     8.38 %
U.S. Government Securi-
 ties...................    5.09%    14.43 %   9.64%      7.41%     10.56 %    10.55 %
Municipal Bond..........    4.23%     9.25 %   7.99%      5.92%      7.87 %     7.90 %
Short-Term Bond.........    4.82%     8.63 %   7.06%      6.32%      6.28 %     6.28 %
High Yield..............   14.00%   (17.96)%     NA         NA      (2.18)%    (1.51)%
Intermediate Maturity
 Bond...................    6.73%     3.67 %     NA         NA       5.69 %     5.69 %
Investment Grade Bond...    7.64%     1.54 %     NA         NA       8.08 %     8.08 %

--------

  * Performance (for other than the one-year, three-year and five-year periods for the Core Value and Small Cap Value Funds, and the three-year and five-year periods for the Bond Fund) would have been lower if a portion of the management fee had not been waived by Loomis Sayles. In the absence of this limitation, actual yield and total return would have been as follows:
    Growth, (10.09)%, 11.29%, 11.24%, 12.01% and 12.91% for the one-year period, the three-year period, the five-year period, the period since modified inception and the period since actual inception, respectively; Core Value, 13.81% and 14.55% for the period since modified inception and the period since actual inception, respectively; Small Cap Value, 16.12% and 16.35% for the period since modified inception and the period since actual inception, respectively; International Equity, (14.78)%, 3.04%, 5.91%, 6.53% and 6.46% for the one-year period, the three-year period, the five-year period, the period since modified inception and the period since actual inception, respectively; Worldwide, (19.96)%, (2.18)% and (1.82)% for the one-year period, the period since modified inception and the period since actual inception, respectively; Mid-Cap Growth, (17.44)%, (0.43)% and (0.43)% for the one-year period, the period since modified inception and the period since actual inception, respectively; Mid-Cap Value, (16.94)%, 1.36% and 1.36% for the one-year period, the period since modified inception and the period since actual inception, respectively; Small Cap Growth, (19.43)%, (1.13)% and (1.13)% for the one-year period, the period since modified inception and the period since actual inception, respectively; Strategic Value, (29.65)%, (9.70)% and (9.70)% for the one-year period, the period since modified inception and the period since actual inception, respectively; Bond, 8.39% (yield) and (8.42)%, 12.47% and 12.34% for the one-year period, the period since modified inception, and the period since actual inception, respectively; Global Bond, 5.70% (yield), and (2.58)%, 8.31%, 6.42%, 8.08% and 8.15% for the one-year period, the three-year period, the five-year period, the period since modified inception and the period since actual inception, respectively; U.S. Government Securities, 4.69% (yield), and 13.99%, 9.32%, 7.17%, 10.28% and 10.28% for the one-year period, the three-year period, the five-year period, the period since modified inception and the period since actual inception, respectively; Municipal Bond, 2.90% (yield), and 8.12%, 6.96%, 4.91%, 5.45% and 3.49% for the one-year period, the three-year period, the five-year period, the period since modified inception and the period since actual inception, respectively; Short-Term Bond, 4.31% (yield), and 8.03%, 6.75%, 6.12%, 5.93% and 5.88% for the one-
    year period, the three-year period, the five-year period, the period since modified inception and the period since actual inception , respectively; High Yield, 11.15% (yield), (19.98)%, (5.92)% and (5.43)% for the one-year period, the period since modified inception and the period since actual inception, respectively; Intermediate Maturity Bond, 4.60% (yield), and 1.60%, 3.25% and 3.25% for the one-year period, the period since modified inception and the period since actual inception, respectively; and Investment Grade Bond, 3.09% (yield), and (2.95)%, 2.71% and 2.71% for the one-year period, the period since modified inception and the period since actual inception, respectively.
 ** For the Mid-Cap Growth Fund, Mid-Cap Value Fund, Small Cap Growth Fund,
    Strategic Value Fund, Intermediate Maturity Bond Fund, and Investment Grade Bond Fund, the modified inception date is December 31, 1996. For the Short-Term Bond Fund the modified inception date is August 31, 1992, for the Worldwide Fund--May 31, 1996, for the High Yield Fund--September 30, 1996 and for all other Funds--May 31, 1991.
*** Actual Inception Dates:

      Growth................................................. May 16, 1991
      Core Value............................................. May 13, 1991
      Small Cap Value........................................ May 13, 1991
      International Equity................................... May 10, 1991
      Worldwide.............................................. May 1, 1996
      Mid-Cap Growth......................................... December 31, 1996
      Mid-Cap Value.......................................... December 31, 1996
      Small Cap Growth....................................... December 31, 1996
      Strategic Value........................................ December 31, 1996
      Bond................................................... May 16, 1991
      Global Bond............................................ May 10, 1991
      U.S. Government Securities............................. May 21, 1991
      Municipal Bond......................................... May 29, 1991
      Short-Term Bond........................................ August 3, 1992
      High Yield............................................. September 11, 1996
      Intermediate Maturity Bond............................. December  31, 1996
      Investment Grade Bond.................................. December  31, 1996

                                 RETAIL CLASS

                               PERFORMANCE DATA*

  The manner in which total return and yield of the Funds will be calculated for public use is described above. The table summarizes the calculation of total return and yield for Retail Class shares of the Funds, where applicable,
(i) for the one-year period ended September 30, 1998, (ii) since the modified inception December 31, 1996 through September 30, 1998 and (iii) since the actual inception December 31, 1996 through September 30, 1998.

                                                           AVERAGE ANNUAL TOTAL
                                                                  RETURN
                                                           ---------------------
                                                           FOR THE
                                                 CURRENT   ONE-YEAR FROM ACTUAL
                                                   SEC      PERIOD  INCEPTION **
                                                  YIELD     ENDED     THROUGH
                                                AT 9/30/98 9/30/98    9/30/98
                                                ---------- -------- ------------
FUND
Growth.........................................      NA    (10.15)%    7.97 %
Core Value.....................................      NA     (5.69)%   12.47 %
Small Cap Value................................      NA    (18.57)%    2.85 %
International Equity...........................      NA    (14.81)%   (3.68)%
Worldwide......................................      NA    (18.15)%   (4.78)%
Mid-Cap Growth.................................      NA    (11.07)%    6.54 %
Mid-Cap Value..................................      NA    (13.29)%    5.63 %
Small Cap Growth...............................      NA    (17.59)%    1.90 %
Strategic Value................................      NA    (18.63)%    3.45 %
Bond...........................................    8.22%    (0.67)%    6.25 %
Global Bond....................................    6.13%    (2.63)%    1.55 %
Short-Term Bond................................    4.56%     8.35 %    7.73 %
High Yield.....................................   13.75%   (18.18)%   (3.70)%
Intermediate Maturity Bond.....................    6.48%     3.52 %    5.51 %
Investment Grade Bond..........................    7.39%     1.29%     7.83 %

  * Performance would have been lower if a portion of the management fee had not been waived by Loomis Sayles. In the absence of this limitation, actual yield and total return would have been as follows: Growth, (15.85)%, (0.14)% and (0.14)% for the one-year period, the period since modified inception and the period since actual inception, respectively; Core Value, (7.72)%, 9.39% and 9.39% for the one-year period, the period since modified inception and the period since actual inception, respectively; Small Cap Value, (19.60)%, 2.80% and 2.80% for the one-year period, the period since modified inception and the period since actual inception, respectively; International Equity, (25.32)%, (17.19)% and (17.19)% for the one-year period, the period since modified inception and the period since actual inception, respectively; Worldwide, (89.15)%, (141.76)% and (141.76)% for the one-year period, the period since modified inception and the period since actual inception, respectively; Mid-Cap Growth, (39.94)%, (27.99)% and (27.99)% for the one-year period, the period since modified inception and the period since actual inception, respectively; Mid-Cap Value, (29.02)%, (15.66)% and (15.66)% for the one-year period, the period since modified inception and the period since actual inception, respectively; Small Cap Growth, (21.15)%, (2.99)% and (2.99)% for the one-year period, the period since modified inception and the period since actual inception, respectively; Strategic Value, (34.31)%, (14.94)% and (14.94)% for the one-year period, the period since modified inception and the period since actual inception, respectively; Bond 8.10% (yield), (0.77)%, 6.11% and 6.11% for the one-year period, the period since modified inception and the period since actual inception, respectively; Global Bond, 5.19% (yield), (3.43)%, 0.55% and 0.55% for the one-year period, the period since modified inception and the period since actual inception, respectively; Short-Term Bond, 1.85%, 0.16%, (4.10)% and (4.10)% for the one-year period, the period since modified inception and the period since actual inception, respectively; High Yield, 10.75% (yield), (20.38)%, (6.70)% and (6.70)% for the one-year period, the period since modified inception and the period since actual inception, respectively; Intermediate Maturity Bond, 1.86% (yield), (3.55)%, (4.40)% and (4.40)% for the one-year period, the period since modified inception and the period since actual inception, respectively; and Investment Grade Bond, 2.41% (yield), (4.59)%, 0.34% and 0.34% for the one-year period, the period since modified inception and the period since actual inception, respectively.
 ** The modified inception date and actual inception date for each of the Retail Class of each of the Funds is December 31, 1996.

                               ADMIN CLASS

                            PERFORMANCE DATA*

                                        AVERAGE
                                      ANNUAL TOTAL
                                         RETURN    AVERAGE ANNUAL TOTAL RETURN
                                      ------------ ----------------------------
                                                              FROM      FROM
                            CURRENT   FROM ACTUAL  FOR THE  MODIFIED   ACTUAL
                              SEC     INCEPTION ** ONE-YEAR INCEPTION INCEPTION
                             YIELD      THROUGH     PERIOD   THROUGH   THROUGH
                           AT 9/30/98   9/30/98     ENDED    7/30/98   9/30/98
                           ---------- ------------ -------- --------- ---------
     FUND
     Small Cap Value......              (16.54)%     N/A     (2.47)%   (1.33)%
     Bond.................   7.98%       (1.33)%     N/A    (14.62)%  (16.54)%

--------

 * Performance would have been lower if a portion of the management fee had not been waived by Loomis Sayles. In the absence of this limitation,
    actual yield and total return for the Bond Fund would have been   %
    (yield),   %,   %, and   % for the one-year period, the period since
    modified inception and the period since actual inception, respectively;
    and for the Small Cap Value Fund   % and   % for the period since modified
    inception and the period since actual inception.

 **  Actual Inception Date for the Bond Fund is       and for the Small Cap
     Value Fund is      .

                                   APPENDIX A

                 PUBLICATIONS THAT MAY CONTAIN FUND INFORMATION

ABC and affiliates                        Financial Services Week
Adam Smith's Money World                  Financial World
America On Line                           Fitch Insights
Anchorage Daily News                      Forbes
Atlanta Constitution                      Fort Worth Star-Telegram
Atlanta Journal                           Fortune
Arizona Republic                          Fox Network and affiliates
Austin American Statesman                 Fund Action
Baltimore Sun                             Fund Decoder
Bank Investment Marketing                 Global Finance
Barron's                                  (the) Guarantor
Bergen County Record (NJ)                 Hartford Courant
Bloomberg Business News                   Houston Chronicle
Bond Buyer                                INC
Boston Business Journal                   Indianapolis Star
Boston Globe                              Individual Investor
Boston Herald                             Institutional Investor
Broker World                              International Herald Tribune
Business Radio Network                    Internet
Business Week                             Investment Advisor
CBS and affiliates                        Investment Company Institute
CDA Investment Technologies               Investment Dealers Digest
CFO                                       Investment Profiles
Changing Times                            Investment Vision
Chicago Sun Times                         Investor's Daily
Chicago Tribune                           IRA Reporter
Christian Science Monitor                 Journal of Commerce
Christian Science Monitor News Service    Kansas City Star
Cincinnati Enquirer                       KCMO (Kansas City)
Cincinnati Post                           KOA-AM (Denver)
CNBC                                      LA Times
CNN                                       Leckey, Andrew (syndicated column)
Columbus Dispatch                         Life Association News
CompuServe                                Lifetime Channel
Dallas Morning News                       Miami Herald
Dallas Times-Herald                       Milwaukee Sentinel
Denver Post                               Money Magazine
Des Moines Register                       Money Maker
Detroit Free Press                        Money Management Letter
Donoghues Money Fund Report               Morningstar
Dorfman, Dan (syndicated column)          Mutual Fund Market News
Dow Jones News Service                    Mutual Funds Magazine
Economist                                 National Public Radio
FACS of the Week                          National Underwriter
Fee Adviser                               NBC and affiliates
Financial News Network                    New England Business
Financial Planning                        New England Cable News
Financial Planning on Wall Street         New Orleans Times-Picayune
Financial Research Corp.                  New York Daily News

New York Times                            Smart Money
Newark Star Ledger                        St. Louis Post Dispatch
Newsday                                   St. Petersburg Times
Newsweek                                  Standard & Poor's Outlook
Nightly Business Report                   Standard & Poor's Stock Guide
Orange County Register                    Stanger's Investment Advisor
Orlando Sentinel                          Stockbroker's Register
Palm Beach Post                           Strategic Insight
Pension World                             Tampa Tribune
Pensions and Investments                  Time
Personal Investor                         Tobias, Andrew (syndicated column)
Philadelphia Inquirer                     Toledo Blade
Porter, Sylvia (syndicated column)        UP
Portland Oregonian                        US News and World Report
Prodigy                                   USA Today
Public Broadcasting Service               USA TV Network
Quinn, Jane Bryant (syndicated column)    Value Line
Registered Representative                 Wall Street Journal
Research Magazine                         Wall Street Letter
Resource                                  Wall Street Week
Reuters                                   Washington Post
Rocky Mountain News                       WBZ
Rukeyser's Business (syndicated column)   WBZ-TV
Sacramento Bee                            WCVB-TV
San Diego Tribune                         WEEI
San Francisco Chronicle                   WHDH
San Francisco Examiner                    Worcester Telegram
San Jose Mercury                          World Wide Web
Seattle Post-Intelligencer                Worth Magazine
Seattle Times                             WRKO
Securities Industry Management

                                                                     APPENDIX B

                    ADVERTISING AND PROMOTIONAL LITERATURE

  Loomis Sayles Funds' advertising and promotional material may include, but is not limited to, discussions of the following information:

    Loomis Sayles Funds' participation in wrap fee and no transaction fee programs

    Loomis Sayles Funds and Loomis, Sayles & Company, L.P. Website

    Characteristics of Loomis Sayles including the number and locations of its offices, its investment practices and clients and assets under management

    Specific and general investment philosophies, strategies, processes and techniques

    Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services

    Industry conferences at which Loomis Sayles participates

    Current capitalization, levels of profitability and other financial information

    Identification of portfolio managers, researchers, economists, principals and other staff members and employees and descriptions of Loomis Sayles' resources devoted to such staff

    The specific credentials of the above individuals, including but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors

    Specific identification of, and general reference to, current individual, corporate and institutional clients, including pension and profit sharing plans

    Current and historical statistics relating to:

    --total dollar amount of assets managed
    --Loomis Sayles assets managed in total and by Fund
    --the growth of assets
    --asset types managed

  Loomis Sayles Funds' tag line--"Listening Harder, Delivering More" and statements that and examples of how Loomis Sayles Funds listens to its clients and works hard to deliver results which exceed their expectations.

  References may be included in Loomis Sayles Funds' advertising and promotional literature about 401(k) and retirement plans that offer the Funds. The information may include, but is not limited to:

    Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information and industry trends and forecasts regarding the growth of assets, numbers or plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and firms with whom Loomis Sayles may or may not have a relationship.

    Specific and general reference to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the Fund as 401(k) or retirement plan funding vehicles produced by industry authorities, research organizations and publications.

Part C.    OTHER INFORMATION
           -----------------

Item 24.   Financial Statements and Exhibits
           ---------------------------------

(a)    Financial statements:  See "Financial Highlights" contained in the
       Prospectus.

(b)    Exhibits:

1.     Agreement and Declaration of Trust. (5)

2.     By-Laws. (5)

3.     Not Applicable.

4.     Not Applicable.

5(a).  Form of Advisory Agreement.

5(b). Form of Amendment No. 1 to Advisory Agreement between the Trust and Loomis Sayles Core Value Fund.(3)

5(c). Form of Amendment No. 1 to Advisory Agreement between the Trust and Loomis Sayles Global Bond Fund.(3)

5(d). Form of Amendment No. 1 to Advisory Agreement between the Trust and Loomis Sayles Growth Fund.(3)

5(e). Form of Advisory Agreement between the Trust and Loomis Sayles High Yield Fund.(2)

5(f). Form of Advisory Agreement between the Trust and Loomis Sayles High Yield Fund II.(6)

5(g). Form of Amendment No. 1 to Advisory Agreement between the Trust and Loomis Sayles Intermediate Maturity Bond Fund.(3)

5(h). Form of Amendment No. 1 to Advisory Agreement between the Trust and Loomis Sayles International Equity Fund.(3)

5(i). Form of Advisory Agreement between the Trust and Loomis Sayles Investment Grade Bond Fund.(3)

5(j). Form of Advisory Agreement between the Trust and Loomis Sayles Managed Bond Fund.(5)

5(k). Form of Advisory Agreement between the Trust and Loomis Sayles Mid-Cap Growth Fund.(3)

5(l). Form of Advisory Agreement between the Trust and Loomis Sayles Mid-Cap Value Fund.(3)

5(m). Form of Amendment No. 1 to Advisory Agreement between the Trust and Loomis Sayles Municipal Bond Fund.(3)

5(n). Form of Amendment No. 1 to Advisory Agreement between the Trust and Loomis Sayles Short-Term Bond Fund.(3)

5(o). Form of Advisory Agreement between the Trust and Loomis Sayles Small Cap Growth Fund.(3)

5(p). Form of Amendment No. 1 to Advisory Agreement between the Trust and Loomis Sayles Small Cap Value Fund.(3)

5(q). Form of Advisory Agreement between the Trust and Loomis Sayles Strategic Value Fund.(3)

5(r). Form of Amended and Restated Investment Advisory Agreement between the Trust and Loomis Sayles U.S. Government Securities Fund.

5(s). Form of Amendment No. 1 to Advisory Agreement between the Trust and Loomis Sayles Worldwide Fund.(3)

6.     Form of Distribution Agreement.(3)

7.     Not Applicable.

8(a).  Form of Custodian Agreement.(5)

8(b). Letter Agreement between the Trust and State Street Bank and Trust Company relating to the applicability of the Custodian Agreement to Loomis Sayles Short-Term Bond Fund.(4)

8(c). Letter Agreement between the Trust and State Street Bank and Trust Company relating to the applicability of the Custodian Agreement to Loomis Sayles High Yield Fund.(4)

8(d). Letter Agreement between the Trust and State Street Bank and Trust Company relating to the applicability of the Custodian Agreement to Loomis Sayles Intermediate Maturity Bond Fund, Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Mid-Cap Growth Fund, Loomis Sayles Mid-Cap Value Fund, Loomis Sayles Small Cap Growth Fund and Loomis Sayles Strategic Value Fund.(4)

8(e). Form of Letter Agreement between the Trust and State Street Bank and Trust Company relating to the applicability of the Custodian Agreement to Loomis Sayles Worldwide Fund.(4)

8(f). Form of Letter Agreement between the Trust and State Street Bank and Trust Company relating to the applicability of the Custodian Agreement to Loomis Sayles Managed Bond Fund.

9(a). Form of Transfer Agency and Service Agreement between the Trust and State Street Bank and Trust Company (5)

9(b). Letter Agreement between the Trust and State Street Bank and Trust Company relating to the applicability of the Transfer Agency and Service Agreement to Loomis Sayles Short-Term Bond Fund.(4)

9(c). Letter Agreement between the Trust and State Street Bank and Trust Company relating to the applicability of the Transfer Agency and Service Agreement to Loomis Sayles High Yield Fund and Loomis Sayles Worldwide Fund.(4)

9(d). Letter Agreement between the Trust and State Street Bank and Trust Company relating to the applicability of the Transfer Agency and Service Agreement to Loomis Sayles Intermediate Maturity Bond Fund, Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Mid-Cap Growth Fund, Loomis Sayles Mid-Cap Value Fund, Loomis Sayles Small Cap Growth Fund and Loomis Sayles Strategic Value Fund.(4)

9(e). Transfer Agency and Service Agreement between the Trust on behalf of the Loomis Sayles Managed Bond Fund and State Street Bank and Trust Company.

10(a).  Opinion and Consent of Counsel.(3)

10(b). Form of Opinion and Consent of Counsel relating to Loomis Sayles Managed Bond Fund and Loomis Sayles High Yield Fund II.(6)

11.     Consent of PricewaterhouseCoopers LLP.

12.     Not Applicable.

13(a).  Investment Representation Regarding Initial Shares.(5)

13(b).  Form of Organizational Expense Reimbursement Agreement.(5)

14.     Form of IRA prototype documents.(5)

15(a).  Form of Distribution Plan - Retail Class.(3)

15(b).  Form of Distribution Plan - Admin Class.(5)

15(c). Form of Service and Distribution Plan relating to Loomis Sayles Managed Bond Fund and Loomis Sayles High Yield Fund II. (6)

16.     Schedule for Performance Computations.(3)

17(a). Financial Data Schedule for Institutional Class shares of Loomis Sayles Growth Fund.

17(b). Financial Data Schedule for Institutional Class shares of Loomis Sayles Core Value Fund.

17(c). Financial Data Schedule for Institutional Class shares of Loomis Sayles Small Cap Value Fund.

17(d). Financial Data Schedule for Institutional Class shares of Loomis Sayles International Equity Fund.

17(e). Financial Data Schedule for Institutional Class shares of Loomis Sayles Worldwide Fund.

17(f). Financial Data Schedule for Institutional Class shares of Loomis Sayles Bond Fund.

17(g). Financial Data Schedule for Institutional Class shares of Loomis Sayles Global Bond Fund.

17(h). Financial Data Schedule for Institutional Class shares of Loomis Sayles U.S. Government Securities Fund.

17(I). Financial Data Schedule for Institutional Class shares of Loomis Sayles Municipal Bond Fund.

17(j). Financial Data Schedule for Institutional Class shares of Loomis Sayles Short-Term Bond Fund.

17(k). Financial Data Schedule for Institutional Class shares of Loomis Sayles High Yield Fund.

17(l). Financial Data Schedule for Institutional Class shares of Loomis Sayles Intermediate Maturity Bond Fund.

17(m). Financial Data Schedule for Institutional Class shares of Loomis Sayles Investment Grade Bond Fund.

17(n). Financial Data Schedule for Institutional Class shares of Loomis Sayles Mid-Cap Growth Fund.

17(o). Financial Data Schedule for Institutional Class shares of Loomis Sayles Mid-Cap Value Fund.

17(p). Financial Data Schedule for Institutional Class shares of Loomis Sayles Small Cap Growth Fund.

17(q). Financial Data Schedule for Institutional Class shares of Loomis Sayles Strategic Value Fund.

17(r). Financial Data Schedule for Retail Class shares of Loomis Sayles Growth Fund.

17(s). Financial Data Schedule for Retail Class shares of Loomis Sayles Core Value Fund.

17(t). Financial Data Schedule for Retail Class shares of Loomis Sayles Small Cap Value Fund.

17(u). Financial Data Schedule for Retail Class shares of Loomis Sayles International Equity Fund.

17(v). Financial Data Schedule for Retail Class shares of Loomis Sayles Worldwide Fund.

17(w).  Financial Data Schedule for Retail Class shares of Loomis Sayles Bond
        Fund.

17(x). Financial Data Schedule for Retail Class shares of Loomis Sayles Global Bond Fund.

17(y). Financial Data Schedule for Retail Class shares of Loomis Sayles Short-Term Bond Fund.

17(z). Financial Data Schedule for Retail Class shares of Loomis Sayles High Yield Fund.

17(aa). Financial Data Schedule for Retail Class shares of Loomis Sayles
        Intermediate Maturity Bond Fund.

17(bb). Financial Data Schedule for Retail Class shares of Loomis Sayles
        Investment Grade Bond Fund.

17(cc). Financial Data Schedule for Retail Class shares of Loomis Sayles Mid-
        Cap Growth Fund.

17(dd). Financial Data Schedule for Retail Class shares of Loomis Sayles Mid-Cap
        Value Fund.

17(ee). Financial Data Schedule for Retail Class shares of Loomis Sayles Small
        Cap Growth Fund.

17(ff). Financial Data Schedule for Retail Class shares of Loomis Sayles
        Strategic Value Fund.

17(gg). Financial Data Schedule for Admin Class shares of Loomis Sayles Bond
        Fund.

17(hh) Financial Data Schedule for Admin Class shares of Loomis Sayles Small Cap Value Fund.

18.     Amended and Restated Rule 18f-3(d) Plan. (5)

19.     Powers of Attorney.(1)
        --------------------

(1) Incorporated by reference to the similarly numbered Exhibit to Post-Effective Amendment No. 7 to the Trust's Registration Statement under the Securities Act of 1933 filed with the Commission on February 16, 1996.

(2) Incorporated by reference to the similarly numbered Exhibit to Post-Effective Amendment No. 10 to the Trust Registration Statement under the Securities Act of 1933 filed with the Commission on August 30, 1996.

(3) Incorporated by reference to the similarly numbered Exhibit to Post-Effective Amendment No. 11 to the Trust's Registration Statement under the Securities Act of 1933 filed with the Commission on October 9, 1996.

(4) Incorporated by reference to the similarly numbered Exhibit to Post-Effective Amendment No. 12 to the Trust's Registration under the Securities Act of 1933 filed with the Commission on March 10, 1997.

(5) Incorporated by reference to the similarly numbered Exhibit to Post-Effective Amendment No. 13 to the Trust's Registration under the Securities Act of 1933 filed with the Commission on October 31, 1997.

(6) Incorporated by reference to the similarly numbered Exhibit to Post-Effective Amendment No. 15 to the Trust's Registration under the Securities Act of 1933 filed with the Commission on August 5, 1998.


Item 25.   Persons Controlled by or under Common Control with Registrant
           -------------------------------------------------------------

     Not Applicable.

Item 26.   Number of Holders of Securities
           -------------------------------

     No Longer Applicable.

Item 27.   Indemnification
           ---------------
Incorporated by reference to Item 27 of Post-Effective Amendment No. 1 to this Registration Statement filed on November 7, 1991.

Item 28.   Business and Other Connections of Investment Adviser
           ----------------------------------------------------

(a) Loomis, Sayles & Company, L.P. ("Loomis Sayles"), the adviser of the Registrant, provides investment advice to the seven series of Loomis Sayles Investment Trust, six series of New England Funds Trust I, one series of New England Funds Trust II, one series of New England Funds Trust III, and two series of New England Zenith Funds, all of which are registered investment companies, and to other registered investment companies, organizations and individuals.

The sole general partner of Loomis Sayles is Loomis, Sayles & Company, Incorporated, One Financial Center, Boston, Massachusetts 02111.

Item 29.   Principal Underwriters
           ----------------------
The Trust's principal underwriter is Loomis Sayles Distributors, L.P., the sole general partner of which is Loomis Sayles Distributors, Incorporated.

Item 30.   Location of Accounts and Records
           --------------------------------

The following companies maintain possession of the documents required by the specified rules:

(a) Registrant
Rule 31a-1(b)(4), (9), (10), (11)
Rule 31a-2(a)

(b) State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
Rule 31a-1(a)
Rule 31a-1(b)(1), (2), (3), (5), (6), (7), (8)
Rule 31a-2(a)

(c) Loomis, Sayles & Company, L.P.
One Financial Center
Boston, MA  02111
Rule 31a-1(f)
Rule 31a-2(e)

(d) Loomis, Sayles Distributors, L.P.
One Financial Center
Boston, MA 02111
Rule 31a-1(d)
Rule 31a-2(c)

Item 31.   Management Services
           -------------------

Not applicable.

Item 32.   Undertakings
           ------------

(I) The Registrant undertakes to comply with Section 16(c) of the Investment Company Act of 1940 as though such provisions of the Act were applicable to the Registrant.

(ii) The Registrant undertakes to furnish each person to whom a prospectus is delivered a copy of Registrant's most recent annual report upon request and without charge.

********************
NOTICE


A copy of the Agreement and Declaration of Trust of Loomis Sayles Funds (the "Trust") is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, in The Commonwealth of Massachusetts on the 30th day of November, 1998.

LOOMIS SAYLES FUNDS

By: DANIEL J. FUSS*
-----------------------------
Daniel J. Fuss, President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this amendment to the Registration Statement of Loomis Sayles Funds has been signed below by the following persons in the capacities and on the date indicated.

Signature                                 Title
---------                                 -----

DANIEL J. FUSS*                           President and Trustee
-------------------------------
Daniel J. Fuss

MARK W. HOLLAND*                          Treasurer
------------------------
Mark W. Holland

EARL W. FOELL*                            Trustee
-----------------------------
Earl W. Foell

RICHARD S. HOLWAY*                        Trustee
------------------------
Richard S. Holway

MICHAEL T. MURRAY*                        Trustee
------------------------
Michael T. Murray

*By :
/s/MARK W. HOLLAND
---------------------
Mark W. Holland, for himself and as Attorney-in-fact
November 30, 1998

EXHIBIT INDEX
EXHIBIT NO.
-------------
5(a)   Form of Advisory Agreement.

5(r). Form of Amended and Restated Advisory Agreement between the Trust and Loomis Sayles U.S. Government Securities Fund.

8(f). Form of Letter Agreement between the Trust and State Street Bank and Trust Company relating to the applicability of the Custodian Agreement to Loomis Sayles Managed Bond Fund.

9(e). Transfer Agency and Service Agreement between the Trust on behalf of Loomis Sayles Managed Bond Fund and State Street Bank and Trust Company.

11.    Consent of PricewaterhouseCoopers LLP

17(a). Financial Data Schedule for Institutional Class shares of Loomis Sayles
       Growth Fund.

17(b). Financial Data Schedule for Institutional Class shares of Loomis Sayles
       Core Value Fund.

17(c). Financial Data Schedule for Institutional Class shares of Loomis Sayles
       Small Cap Value Fund.

17(d). Financial Data Schedule for Institutional Class shares of Loomis Sayles
       International Equity Fund.

17(e). Financial Data Schedule for Institutional Class shares of Loomis Sayles
       Worldwide Fund.

17(f). Financial Data Schedule for Institutional Class shares of Loomis Sayles
       Bond Fund.

17(g). Financial Data Schedule for Institutional Class shares of Loomis Sayles
       Global Bond Fund.

17(h). Financial Data Schedule for Institutional Class shares of Loomis Sayles
       U.S.Government Securities Fund.

17(I). Financial Data Schedule for Institutional Class shares of Loomis Sayles
       Municipal Bond Fund.

17(j). Financial Data Schedule for Institutional Class shares of Loomis Sayles
       Short-Term Bond Fund.

17(k). Financial Data Schedule for Institutional Class shares of Loomis Sayles
       High Yield Fund.

17(l). Financial Data Schedule for Institutional Class shares of Loomis Sayles
       Intermediate Maturity Bond Fund.

17(m). Financial Data Schedule for Institutional Class shares of Loomis Sayles
       Investment Grade Bond Fund.

17(n). Financial Data Schedule for Institutional Class shares of Loomis Sayles
       Mid-Cap Growth Fund.

17(o). Financial Data Schedule for Institutional Class shares of Loomis Sayles
       Mid-Cap Value Fund.

17(p). Financial Data Schedule for Institutional Class shares of Loomis Sayles
       Small Cap Growth Fund.

17(q). Financial Data Schedule for Institutional Class shares of Loomis Sayles
       Strategic Value Fund.

17(r). Financial Data Schedule for Retail Class shares of Loomis Sayles Growth
       Fund.

17(s). Financial Data Schedule for Retail Class shares of Loomis Sayles Core
       Value Fund.

17(t). Financial Data Schedule for Retail Class shares of Loomis Sayles Small
       Cap Value Fund.

17(u). Financial Data Schedule for Retail Class shares of Loomis Sayles
       International Equity Fund.

17(v). Financial Data Schedule for Retail Class shares of Loomis Sayles
       Worldwide Fund.

17(w). Financial Data Schedule for Retail Class shares of Loomis Sayles Bond
       Fund.

17(x). Financial Data Schedule for Retail Class shares of Loomis Sayles Global
       Bond Fund.

17(y). Financial Data Schedule for Retail Class shares of Loomis Sayles Short-
       Term Bond Fund.

17(z). Financial Data Schedule for Retail Class shares of Loomis Sayles High
       Yield Fund.

17(aa). Financial Data Schedule for Retail Class shares of Loomis Sayles
        Intermediate Maturity Bond Fund.

17(bb). Financial Data Schedule for Retail Class shares of Loomis Sayles
        Investment Grade Bond Fund.

17(cc). Financial Data Schedule for Retail Class shares of Loomis Sayles Mid-Cap
        Growth Fund.

17(dd). Financial Data Schedule for Retail Class shares of Loomis Sayles Mid-Cap
        Value Fund.

17(ee). Financial Data Schedule for Retail Class shares of Loomis Sayles Small
        Cap Growth Fund.

17(ff). Financial Data Schedule for Retail Class shares of Loomis Sayles
        Strategic Value Fund.

17(gg)  Financial Data Schedule for Admin Class shares of Loomis Sayles Bond
        Fund.

17(hh) Financial Data Schedule for Admin Class shares of Loomis Sayles Small Cap Value Fund.